SPARTAN(REGISTERED TRADEMARK)

U.S. EQUITY INDEX
FUND



SEMIANNUAL REPORT
AUGUST 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and outlook.

INVESTMENT CHANGES    9   A summary of the major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  30  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 34  Notes to the financial statements.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money. To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
 Retirement Plan Level Accounts
  Corporate Clients (800) 962-1375
  "Not For Profit" Clients (800) 343-0860
 Financial and Other Institutions
  Nationwide (800) 843-3001
 Other Investors (800) 544-6666
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTIONS CORPORATION IS A BANK.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998   PAST 6  PAST 1  PAST 5   PAST 10
                                MONTHS  YEAR    YEARS    YEARS

Spartan US Equity Index         -8.18%  7.84%   128.57%  370.38%

S&P 500 (registered trademark)  -8.10%  8.10%   131.21%  382.74%

S&P 500 Index Objective Funds   -8.28%  7.52%   126.44%  357.73%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 94 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998       PAST 1  PAST 5  PAST 10
                                    YEAR    YEARS   YEARS

Spartan US Equity Index             7.84%   17.98%  16.75%

S&P 500                             8.10%   18.25%  17.05%

S&P 500 Index Objective Funds       7.52%   17.76%  16.42%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER 10 YEARS
             Spartan U.S. Equity Index   S&P 500
             00650                       SP001
  1988/08/31     100000.00                   100000.00
  1988/09/30     104146.61                   104260.00
  1988/10/31     107119.40                   107158.43
  1988/11/30     105533.91                   105626.06
  1988/12/31     107434.97                   107474.52
  1989/01/31     115259.37                   115341.65
  1989/02/28     112450.61                   112469.65
  1989/03/31     115058.04                   115090.19
  1989/04/30     121119.04                   121063.37
  1989/05/31     125967.85                   125966.44
  1989/06/30     125139.86                   125248.43
  1989/07/31     136525.45                   136558.36
  1989/08/31     139066.88                   139234.90
  1989/09/30     138461.17                   138664.04
  1989/10/31     135291.08                   135447.04
  1989/11/30     138052.12                   138210.16
  1989/12/31     141225.18                   141527.20
  1990/01/31     131691.44                   132030.72
  1990/02/28     133367.70                   133733.92
  1990/03/31     136832.32                   137277.87
  1990/04/30     133453.74                   133845.92
  1990/05/31     146440.14                   146895.90
  1990/06/30     145383.57                   145897.01
  1990/07/31     144851.81                   145430.14
  1990/08/31     131557.77                   132283.25
  1990/09/30     125035.01                   125841.06
  1990/10/31     124498.84                   125299.94
  1990/11/30     132541.40                   133394.32
  1990/12/31     136093.40                   137116.02
  1991/01/31     142057.65                   143094.28
  1991/02/28     152142.66                   153325.52
  1991/03/31     155835.77                   157036.00
  1991/04/30     156163.38                   157412.88
  1991/05/31     162824.90                   164213.12
  1991/06/30     155376.98                   156692.16
  1991/07/31     162524.54                   163994.01
  1991/08/31     166373.23                   167880.67
  1991/09/30     163527.77                   165077.06
  1991/10/31     165742.10                   167289.10
  1991/11/30     158988.41                   160547.35
  1991/12/31     177140.88                   178913.96
  1992/01/31     173751.71                   175586.16
  1992/02/29     176011.16                   177868.78
  1992/03/31     172503.82                   174400.34
  1992/04/30     177507.23                   179527.71
  1992/05/31     178416.94                   180407.40
  1992/06/30     175684.11                   177719.33
  1992/07/31     182894.60                   184988.05
  1992/08/31     179117.68                   181195.79
  1992/09/30     181174.92                   183333.90
  1992/10/31     181635.63                   183975.57
  1992/11/30     187855.24                   190249.14
  1992/12/31     190167.99                   192589.20
  1993/01/31     191677.26                   194206.95
  1993/02/28     194231.41                   196848.17
  1993/03/31     198310.77                   201001.66
  1993/04/30     193402.73                   196137.42
  1993/05/31     198572.67                   201393.91
  1993/06/30     199050.39                   201977.95
  1993/07/31     198222.98                   201170.04
  1993/08/31     205787.84                   208794.38
  1993/09/30     204134.41                   207186.66
  1993/10/31     208295.56                   211475.43
  1993/11/30     206274.43                   209466.41
  1993/12/31     208795.25                   212000.95
  1994/01/31     215807.48                   219208.99
  1994/02/28     209883.35                   213268.42
  1994/03/31     200642.34                   203969.92
  1994/04/30     203202.61                   206580.74
  1994/05/31     206497.78                   209968.66
  1994/06/30     201457.21                   204824.43
  1994/07/31     208086.51                   211542.67
  1994/08/31     216434.53                   220215.92
  1994/09/30     211135.16                   214820.63
  1994/10/31     215827.06                   219654.09
  1994/11/30     207924.92                   211654.29
  1994/12/31     211076.62                   214793.12
  1995/01/31     216444.04                   220362.71
  1995/02/28     224932.04                   228950.24
  1995/03/31     231451.96                   235706.57
  1995/04/30     238234.14                   242648.12
  1995/05/31     247657.96                   252346.77
  1995/06/30     253353.66                   258208.78
  1995/07/31     261689.33                   266770.99
  1995/08/31     262320.81                   267440.58
  1995/09/30     273311.67                   278726.58
  1995/10/31     272296.59                   277731.52
  1995/11/30     284223.84                   289923.94
  1995/12/31     289551.63                   295507.87
  1996/01/31     299430.00                   305566.96
  1996/02/29     302252.39                   308399.56
  1996/03/31     305229.60                   311369.45
  1996/04/30     309479.28                   315959.04
  1996/05/31     317364.93                   324107.62
  1996/06/30     318667.20                   325342.47
  1996/07/31     304507.10                   310968.84
  1996/08/31     310872.65                   317527.17
  1996/09/30     328296.76                   335397.60
  1996/10/31     337303.71                   344647.87
  1996/11/30     362758.13                   370699.80
  1996/12/31     355377.46                   363356.24
  1997/01/31     377530.86                   386058.74
  1997/02/28     380431.90                   389085.44
  1997/03/31     364668.58                   373097.92
  1997/04/30     386328.70                   395371.86
  1997/05/31     409851.30                   419442.10
  1997/06/30     428040.18                   438233.11
  1997/07/31     462085.80                   473103.32
  1997/08/31     436184.42                   446600.07
  1997/09/30     459860.71                   471060.35
  1997/10/31     444581.17                   455326.94
  1997/11/30     464953.89                   476404.02
  1997/12/31     472797.83                   484583.88
  1998/01/31     478069.16                   489943.38
  1998/02/28     512265.23                   525278.09
  1998/03/31     538293.58                   552177.58
  1998/04/30     543677.17                   557732.49
  1998/05/31     534102.98                   548145.07
  1998/06/30     555748.94                   570410.72
  1998/07/31     549846.94                   564335.85
  1998/08/31     470375.80                   482744.17
IMATRL PRASUN   SHR__CHT 19980831 19980909 121231 R00000000000123
$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on August 31, 1988. As the chart shows, by August 31, 1998, the value of the investment would have grown to $470,376 - a 370.38% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $482,744 - a 382.74% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Frank Salerno, Portfolio Manager of Spartan U.S. Equity Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, FRANK?
A. For the six months that ended August 31, 1998, the fund had a total return of -8.18%, while the Standard & Poor's 500 Index returned -8.10%. The fund's total return is slightly lower than the index due to expenses. In addition, the fund's return beat that of the S&P 500 index objective funds average tracked by Lipper Analytical Services, which returned -8.28% during the same period. For the 12 months that ended August 31, 1998, the fund returned 7.84%, the S&P returned 8.10% and the S&P 500 index objective funds average returned 7.52%.
Q. WHAT WOULD YOU SAY WERE THE PREDOMINANT MARKET CONDITIONS OF THE PAST SIX MONTHS?
A. The past half-year was characterized by extreme volatility worldwide. U.S. equity markets were dragged under by the continuous downward spiral of the Asian economic crisis. The tumultuous decline of emerging markets - most notably Russia and Latin America - was also a significant contributor to tense investor sentiment. The European markets, which had been seemingly immune to the fiscal turmoil in Eastern Europe and the Far East, finally began to feel the effects of Russia's political and economic upheaval. The news on the U.S. front was not all bad, however, as low inflation and consistently low interest rates combined to demonstrate the resiliency and strength of domestic economic fundamentals. Still, thanks to a nearly 20% drop in the Dow Jones Industrial Average - between its record high on July 17, 1998, through August 31, 1998 - the market's gains for the year were effectively erased. While there were few signs of panic by individual investors, many did seek shelter in securities backed by the federal government, sparking the yield on the 30-year Treasury bond to fall to a record low of 5.25 percent.
Q. LET'S TALK ABOUT THE PERFORMANCE OF SOME OF THE FUND'S SPECIFIC SECTORS, STARTING WITH FINANCE, THE FUND'S LARGEST SECTOR WEIGHTING .
 . .
A. In the earlier stages of the six-month period ending August 31, merger and acquisition activity within this sector, along with low interest rates and a solid economy, helped financal stocks tremendously. U.S. financial stocks also had little exposure to Asia, which was a plus for performance. However, U.S. financial companies have much more exposure to other emerging markets - including Latin America and Russia - prompting negative investor sentiment amidst concerns about the possibility of global recession. That negative sentiment has translated into a recent downturn in performance for the financial sector in general.
Q. HEALTH CARE STOCKS HAVE PERFORMED VERY WELL IN RECENT YEARS. DID THAT TREND CONTINUE, GIVEN THE VOLATILE CLIMATE DURING THE SIX-MONTH PERIOD?
A. Health care stocks generally have performed well in recent years. I attribute that in large part to the pharmaceutical industry. I've seen three key contributors to its increased growth. First, given the aging of the population, there's a strong demand for pharmaceuticals. Second, the industry is meeting that demand with new, innovative products that have been given accelerated approvals by the Food and Drug Administration. Finally, many of these companies have produced double digit earnings, which have compared favorably to the rest of the health care industry.
Q. WHAT ABOUT THE TECHNOLOGY SECTOR?
A. The technology sector was one of the primary contributors to the market's record-setting performance earlier in the year. The stocks of technology companies without a great deal of exposure to Asia were some of the fund's best performers. However, nearly all technology stocks stumbled significantly with the market correction at the end of the period. Internet stocks in particular suffered a significant sell-off given their very high - and what many considered overly high
- valuations.
Q. AT 10.9%, THE UTILITIES SECTOR WAS THE FUND'S FOURTH-LARGEST SECTOR WEIGHTING. WHAT CONTRIBUTION DID THIS AREA MAKE TO THE FUND'S PERFORMANCE?
A. Actually, given the high degree of volatility during the period, the broad interest in utilities helped to cushion the fund's losses as the stock market fell. In an uncertain market, investors favor defensive holdings like utilities, and their strong performance was a plus for the fund.
Q. WE'VE TALKED ABOUT SECTORS. LET'S DISCUSS SPECIFIC STOCKS. WHAT WERE SOME OF THE MOST NOTABLE PERFORMERS?
A. On the plus side, Microsoft and Wal-Mart were the two biggest contributors to the fund. Microsoft had very attractive revenue growth, in part from its recent release of Windows 98. Meanwhile, Wal-Mart has been a tremendous stock and one of the best success stories in retailing. On the other side of the coin, Intel's performance suffered significantly from lower-than-expected margins and revenues, while Royal Dutch Petroleum was hurt by reduced oil demand from Asia and warmer-than-normal temperatures across much of the world.
Q. WHAT IS YOUR OUTLOOK, FRANK?
A. Toward the end of the period, it appeared the Federal Reserve Board was considering a reduction in interest rates. I feel that would help calm nervous investor sentiment and perhaps stabilize some of the peaks and valleys we've witnessed lately. It would also be particularly beneficial for bank stocks, which tend to do well in periods of low inflation and low or declining interest rates. I do anticipate more volatility in the near term, however, with several of the world's major markets still trying to catch their collective breath from the whirlwind of fluctuations. At the same time, I am quite encouraged by the strength of the American economy. Hopefully, the combination of low inflation, low unemployment and low interest rates will help investors ride out the stock market's turbulent storms.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FRANK SALERNO ON
CHANGES TO THE STANDARD
& POOR'S 500 INDEX:
The Standard & Poor's 500 Index
is an index of 500 stocks chosen
to be representative of the broader
market. Periodically, companies
will be added or deleted from the
index for a variety of reasons.
Usually, these changes are based
on events such as acquisitions,
spin-offs or shifts in asset size.
Here are some recent changes
to the index:
(solid bullet) April 24: USF&G was removed from the index following its merger with St. Paul Companies.
(solid bullet) June 11: Digital Equipment
Corporation was removed from
the index following its merger with
Compaq Computer Corporation.
(solid bullet) July 16: U.S.A. Waste Services,
Inc. and Waste Management, Inc.
were removed following their merger
to form Waste Management, Inc.
(solid bullet) August 27: DSC Communications was removed from the index following its acquisition by Alcatel.
(solid bullet) August 28: Bay Networks was removed from the index following its acquisition by Northern Telecom.
FUND FACTS
GOAL: total return that
corresponds to that of the
Standard & Poor's 500 Index
START DATE: February 17, 1988
SIZE: as of August 31, 1998,
more than $11.1 billion
MANAGER: Frank Salerno,
since December 1997
(checkmark)

INVESTMENT CHANGES



TOP TEN STOCKS AS OF AUGUST 31, 1998

                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

General Electric Co.                    3.4           3.0

Microsoft Corp.                         3.1           2.4

Coca-Cola Co. (The)                     2.1           2.0

Exxon Corp.                             2.1           1.9

Merck & Co., Inc.                       1.8           1.8

Wal-Mart Stores, Inc.                   1.7           1.2

Pfizer, Inc.                            1.6           1.4

Intel Corp.                             1.6           1.7

International Business Machines Corp.   1.4           1.2

Procter & Gamble Co.                    1.3           1.4


TOP TEN MARKET SECTORS AS OF AUGUST 31, 1998

                                              % OF FUND'S   % OF FUND'S INVESTMENTS IN
                                              INVESTMENTS   THESE MARKET SECTORS
                                                            6 MONTHS AGO

FINANCE                                        16.4          16.8

TECHNOLOGY                                     15.5          14.3

HEALTH                                         12.4          11.4

UTILITIES                                      10.9          9.5

NONDURABLES                                    9.8           10.1

ENERGY                                         7.2           7.8

RETAIL & WHOLESALE                             5.8           4.9

INDUSTRIAL MACHINERY & EQUIPMENT               5.7           5.5

MEDIA & LEISURE                                4.4           4.4

BASIC INDUSTRIES                               4.0           4.7




INVESTMENTS AUGUST 31, 1998  (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 99.4%

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

AEROSPACE & DEFENSE - 1.7%

AEROSPACE & DEFENSE - 1.3%

AlliedSignal, Inc.                                    815,941                 $ 27,997

Boeing Co.                                            1,472,271                45,548

Goodrich (B.F.) Co.                                   106,519                  2,883

Lockheed Martin Corp.                                 283,580                  24,796

Rockwell International Corp.                          290,961                  10,547

Textron, Inc.                                         237,589                  14,909

United Technologies Corp.                             335,078                  24,314

                                                                               150,994

DEFENSE ELECTRONICS - 0.3%

Northrop Grumman Corp.                                98,068                   6,215

Raytheon Co. Class B                                  493,536                  22,518

                                                                               28,733

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.                                193,742                  9,215

TOTAL AEROSPACE & DEFENSE                                                      188,942

BASIC INDUSTRIES - 4.0%

CHEMICALS & PLASTICS - 2.4%

Air Products & Chemicals, Inc.                        338,740                  10,353

Avery Dennison Corp.                                  156,491                  8,402

Dow Chemical Co.                                      330,851                  25,806

du Pont (E.I.) de Nemours & Co.                       1,675,815                96,674

Eastman Chemical Co.                                  110,727                  5,709

Engelhard Corp.                                       203,093                  3,732


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
FMC Corp. (a)                                         51,072                   2,643

Great Lakes Chemical Corp.                            85,411                   3,342

COMMON STOCKS - CONTINUED

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS - CONTINUED
                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

Hercules, Inc.                                        137,171                  3,506

Monsanto Co.                                          875,252                  47,865

Morton International, Inc.                            188,657                  4,198

Nalco Chemical Co.                                    105,957                  3,066

PPG Industries, Inc.                                  255,023                  12,958

Praxair, Inc.                                         246,910                  8,858

Raychem Corp.                                         139,412                  4,043

Rohm & Haas Co.                                       81,961                   7,074

Sealed Air Corp. (a)                                  130,405                  4,695

Union Carbide Corp.                                   195,802                 $ 7,869

W.R. Grace & Co.                                      110,258                  1,420

                                                                               262,213

IRON & STEEL - 0.2%

Aeroquip-Vickers, Inc.                                41,933                   1,690

Allegheny Teledyne, Inc.                              250,540                  3,774

Armco, Inc. (a)                                       159,647                  659

Bethlehem Steel Corp. (a)                             187,226                  1,346

Nucor Corp.                                           126,811                  4,557

USX-U.S. Steel Group                                  129,925                  2,720

Worthington Industries, Inc.                          126,606                  1,646

                                                                               16,392

METALS & MINING - 0.3%

Alcan Aluminium Ltd.                                  326,432                  6,150

Aluminum Co. of America                               268,509                  16,077

ASARCO, Inc.                                          66,211                   1,055

Cyprus Amax Minerals Co.                              201,370                  1,850

Freeport-McMoRan Copper & Gold, Inc. Class B          185,265                  2,154

Inco Ltd.                                             206,867                  1,748

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Phelps Dodge Corp.                                    88,123                   3,944

Reynolds Metals Co.                                   105,032                  5,035

                                                                               38,013

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - CONTINUED
PACKAGING & CONTAINERS - 0.2%

Ball Corp.                                            37,607                   1,406

Bemis Co., Inc.                                       69,234                   2,484

Corning, Inc.                                         313,985                  7,732

Crown Cork & Seal Co., Inc.                           195,019                  6,387

Owens-Illinois, Inc. (a)                              214,991                  6,705

Tupperware Corp.                                      87,582                   1,653

                                                                               26,367

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.                                   74,126                   1,811

Champion International Corp.                          141,345                  4,664

Fort James Corp.                                      335,565                  9,773

Georgia-Pacific Corp.                                 138,309                  5,930

International Paper Co.                               478,302                  17,697

Kimberly-Clark Corp.                                  820,040                  31,264

Louisiana-Pacific Corp.                               144,684                 $ 2,731

Mead Corp.                                            150,344                  4,116

Potlatch Corp.                                        41,416                   1,362

Stone Container Corp. (a)                             122,518                  1,279

Temple-Inland, Inc.                                   80,871                   3,624

Union Camp Corp.                                      99,123                   3,674

Westvaco Corp.                                        141,320                  2,968

Weyerhaeuser Co.                                      293,566                  11,027

Willamette Industries, Inc.                           145,101                  3,573

                                                                               105,493

TOTAL BASIC INDUSTRIES                                                         448,478

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CONSTRUCTION & REAL ESTATE - 0.5%


BUILDING MATERIALS - 0.3%

Armstrong World Industries, Inc.                      57,407                   2,756

Crane Co.                                             89,624                   3,607

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

Fortune Brands, Inc.                                  222,789                  6,141

Masco Corp.                                           543,904                  12,510

Owens-Corning                                         77,374                   2,713

Sherwin-Williams Co.                                  244,470                  5,837

                                                                               33,564

CONSTRUCTION - 0.0%

Centex Corp.                                          89,556                   3,168

Fleetwood Enterprises, Inc.                           44,452                   1,486

Kaufman & Broad Home Corp.                            61,578                   1,316

Pulte Corp.                                           62,726                   1,811

                                                                               7,781

ENGINEERING - 0.2%

EG & G, Inc.                                          71,658                   1,679

Fluor Corp.                                           114,429                  4,527

Foster Wheeler Corp.                                  59,786                   736

IMS Health, Inc.                                      234,913                  12,920

                                                                               19,862

TOTAL CONSTRUCTION & REAL ESTATE                                               61,207


DURABLES - 3.0%

AUTOS, TIRES, & ACCESSORIES - 2.2%

AutoZone, Inc. (a)                                    235,935                 $ 6,120

Chrysler Corp.                                        930,027                  41,502

Cooper Tire & Rubber Co.                              125,204                  2,003

Cummins Engine Co., Inc.                              60,725                   2,471

Dana Corp.                                            230,621                  9,037

Eaton Corp.                                           103,763                  6,077

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Ford Motor Co.                                        1,676,532                73,767

General Motors Corp.                                  978,284                  56,496

Genuine Parts Co.                                     242,160                  7,583

Goodyear Tire & Rubber Co.                            229,492                  11,245

ITT Industries, Inc.                                  168,784                  5,085

Johnson Controls, Inc.                                112,668                  4,824

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

DURABLES - CONTINUED
NACCO Industries, Inc. Class A                        9,614                    916

Navistar International Corp. (a)                      72,256                   1,517

PACCAR, Inc.                                          119,747                  4,910

Pep Boys-Manny, Moe & Jack                            84,900                   1,247

Snap-On, Inc.                                         89,941                   2,361

TRW, Inc.                                             179,112                  7,679

                                                                               244,840

CONSUMER DURABLES - 0.4%

Minnesota Mining & Manufacturing Co.                  591,774                  40,537

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.                                  145,852                  6,071

Maytag Corp.                                          138,257                  5,962

Newell Co.                                            220,574                  10,532

Whirlpool Corp.                                       106,838                  5,302

                                                                               27,867

TEXTILES & APPAREL - 0.2%

Fruit of the Loom, Inc. Class A (a)                   97,747                   2,193

Liz Claiborne, Inc.                                   94,625                   2,697

NIKE, Inc. Class B                                    271,238                  9,409

Reebok International Ltd. (a)                         69,827                   1,130

Russell Corp.                                         52,433                   1,658

Springs Industries, Inc. Class A                      17,530                  $ 580

VF Corp.                                              179,156                  6,786

                                                                               24,453

TOTAL DURABLES                                                                 337,697

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ENERGY - 7.2%

ENERGY SERVICES - 0.6%

Baker Hughes, Inc.                                    467,406                  8,530

Dresser Industries, Inc.                              255,519                  6,532

Halliburton Co.                                       380,860                  10,117

Helmerich & Payne, Inc.                               75,920                   1,234

McDermott International, Inc.                         88,175                   1,769
COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

ENERGY - CONTINUED

Rowan Companies, Inc. (a)                             129,119                  1,194

Schlumberger Ltd.                                     736,700                  32,277

                                                                               61,653

OIL & GAS - 6.6%

Amerada Hess Corp.                                    132,067                  6,488

Amoco Corp.                                           1,389,924                62,981

Anadarko Petroleum Corp.                              174,908                  5,029

Apache Corp.                                          149,417                  3,418

Ashland, Inc.                                         91,924                   4,188

Atlantic Richfield Co.                                471,864                  27,368

Burlington Resources, Inc.                            257,205                  7,604

Chevron Corp.                                         953,315                  70,605

Coastal Corp. (The)                                   318,228                  8,274

Exxon Corp.                                           3,570,082                233,617

Kerr-McGee Corp.                                      76,109                   2,940

Mobil Corp.                                           1,138,645                78,709

Occidental Petroleum Corp.                            528,342                  9,774

Oryx Energy Co. (a)                                   153,429                  1,908

Pennzoil Co.                                          69,839                   2,497

Phillips Petroleum Co.                                377,460                  15,405

Royal Dutch Petroleum Co.                             3,123,438                124,157

Sun Co., Inc.                                         129,151                  4,270

Texaco, Inc.                                          780,598                  43,372

Union Pacific Resources Group, Inc.                   392,963                  3,365

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
Unocal Corp.                                          363,803                 $ 11,392

USX-Marathon Group                                    413,585                  10,753

                                                                               738,114

TOTAL ENERGY                                                                   799,767

FINANCE - 16.4%

BANKS - 7.4%

Banc One Corp.                                        1,026,705                39,015

Bank of New York Co., Inc.                            1,125,358                27,220

BankAmerica Corp.                                     997,466                  63,900

BankBoston Corp.                                      442,700                  15,799

Bankers Trust New York Corp.                          67,737                   5,034

BB&T Corp.                                            375,600                  10,587

Capital One Financial Corp.                           102,000                  8,925

Chase Manhattan Corp.                                 1,228,658                65,119

Citicorp                                              654,805                  70,801

Comerica, Inc.                                        236,731                  12,369

Fifth Third Bancorp                                   398,689                  21,205

First Union Corp.                                     1,441,283                69,902

Huntington Bancshares, Inc.                           268,536                  6,109

KeyCorp                                               662,416                  16,892

Mellon Bank Corp.                                     402,544                  20,932

Mercantile Bancorp., Inc.                             199,600                  8,770

Morgan (JP) & Co., Inc.                               274,890                  25,565

National City Corp.                                   478,704                  28,124

NationsBank Corp.                                     1,395,242                79,529

Northern Trust Corp.                                  174,000                  9,701

Norwest Corp.                                         1,115,454                33,185

PNC Financial Corp.                                   456,414                  19,626

Providian Financial Corp.                             138,370                  8,882

Regions Financial Corp.                               304,100                  10,529

Republic of New York Corp.                            148,626                  6,131

State Street Corp.                                    230,663                  12,009

Summit Bancorp                                        262,000                  8,941

SunTrust Banks, Inc.                                  330,531                  18,510

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
Synovus Finanical Corp.                               354,150                  6,441

U.S. Bancorp                                          1,067,996                36,445

Wachovia Corp.                                        296,335                 $ 21,725

Wells Fargo & Co.                                     130,515                  36,789

CREDIT & OTHER FINANCE - 1.8%

American Express Co.                                  670,519                  52,300

Associates First Capital Corp.                        504,592                  29,834



COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

FINANCE - CONTINUED

Countrywide Credit Industries, Inc.                   161,743                  6,055

First Chicago NBD Corp.                               437,980                  27,757

Fleet Financial Group, Inc.                           417,738                  27,388

Household International, Inc.                         745,462                  27,536

MBNA Corp.                                            720,496                  16,932

Transamerica Corp.                                    90,969                   9,330

                                                                               197,132

FEDERAL SPONSORED CREDIT - 1.2%

Fannie Mae                                            1,517,135                86,192

Freddie Mac                                           976,675                  38,579

SLM Holding Corp.                                     242,500                  8,700

                                                                               133,471

INSURANCE - 4.0%

Aetna, Inc.                                           212,132                  12,768

Allstate Corp.                                        1,206,844                45,257

American General Corp.                                372,394                  23,926

American International Group, Inc.                    1,525,272                117,923

Aon Corp.                                             242,453                  15,168

Chubb Corp. (The)                                     241,576                  15,099

CIGNA Corp.                                           309,583                  18,014

Cincinnati Financial Corp.                            240,900                  8,100

Conseco, Inc.                                         451,174                  12,464

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


General Re Corp.                                      110,227                  22,872


Hartford Financial Services Group, Inc.               346,258                  15,495

Jefferson-Pilot Corp.                                 155,759                  8,839

Lincoln National Corp.                                144,412                  12,419

Loews Corp.                                           164,810                  13,906

Marsh & Mclennan Companies, Inc.                      382,374                  18,545

MBIA, Inc.                                            134,804                  7,566

MGIC Investment Corp.                                 189,938                  7,882

Progressive Corp.                                     104,171                  10,150

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Provident Companies, Inc.                             194,900                 $ 7,016

SAFECO Corp.                                          205,709                  8,357

St. Paul Companies, Inc. (The)                        337,278                  10,308

SunAmerica, Inc.                                      263,829                  16,341

Torchmark Corp.                                       202,177                  7,228

UNUM Corp.                                            201,432                  8,863

                                                                               444,506

SAVINGS & LOANS - 0.3%

Ahmanson (H.F.) & Co.                                 158,048                  8,426

Golden West Financial Corp.                           74,978                   5,708

Washington Mutual, Inc.                               603,911                  19,325

                                                                               33,459

SECURITIES INDUSTRY - 1.7%

Bear Stearns Companies, Inc.                          167,200                  6,176

Franklin Resources, Inc.                              366,200                  11,810

Lehman Brothers Holdings, Inc.                        170,300                  6,706

Merrill Lynch & Co., Inc.                             497,385                  32,827

Morgan Stanley, Dean Witter, Discover & Co.           856,580                  49,735

Schwab (Charles) Corp.                                381,365                  11,393

Travelers Group, Inc. (The)                           1,688,792                74,940

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                               193,587

TOTAL FINANCE                                                                  1,826,866

HEALTH - 12.4%

DRUGS & PHARMACEUTICALS - 8.6%

Allergan, Inc.                                        90,677                   4,284

ALZA Corp. Class A.                                   126,251                  4,545

American Home Products Corp.                          1,916,736                96,076

Amgen, Inc. (a)                                       370,046                  22,527

Bristol-Myers Squibb Co.                              1,448,945                141,815

Lilly (Eli) & Co.                                     1,604,252                105,079

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS - CONTINUED

Merck & Co., Inc.                                     1,734,797                201,128

Pfizer, Inc.                                          1,907,447                177,393

Pharmacia & Upjohn, Inc.                              740,076                  30,759

Schering-Plough Corp.                                 1,069,202                93,689

Sigma-Aldrich Corp.                                   146,215                 $ 4,057

Warner-Lambert Co.                                    1,195,758                78,023

                                                                               959,375

MEDICAL EQUIPMENT & SUPPLIES - 3.3%

Abbott Laboratories                                   2,244,638                86,419

Bard (C.R.), Inc.                                     84,074                   2,753

Bausch & Lomb, Inc.                                   68,969                   2,918

Baxter International, Inc.                            424,612                  22,611

Becton, Dickinson & Co.                               354,912                  11,823

Biomet, Inc.                                          171,631                  4,613

Boston Scientific Corp. (a)                           280,965                  19,457

Cardinal Health, Inc.                                 194,163                  16,989

Guidant Corp.                                         221,497                  13,677

Johnson & Johnson                                     1,966,421                135,683

Mallinckrodt, Inc.                                    107,210                  2,452

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Medtronic, Inc.                                       683,648                  35,122

Millipore Corp.                                       63,943                   1,387

Pall Corp.                                            180,013                  3,690

St. Jude Medical, Inc. (a)                            105,994                  2,338

U.S. Surgical Corp.                                   111,996                  4,473

                                                                               366,405

MEDICAL FACILITIES MANAGEMENT - 0.5%

Columbia/HCA Healthcare Corp.                         895,133                  20,196

HEALTHSOUTH Corp. (a)                                 657,927                  12,459

Humana, Inc. (a)                                      251,306                  3,267

Manor Care, Inc.                                      84,496                   2,028

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

Tenet Healthcare Corp. (a)                            444,148                  11,465

United HealthCare Corp.                               282,921                  10,221

                                                                               59,636

TOTAL HEALTH                                                                   1,385,416

HOLDING COMPANIES - 0.1%

CINergy Corp.                                         202,551                  7,039

INDUSTRIAL MACHINERY & EQUIPMENT - 5.7%

ELECTRICAL EQUIPMENT - 4.0%

Emerson Electric Co.                                  654,065                  37,282

General Electric Co.                                  4,739,550               $ 379,156

General Instrument Corp. (a)                          228,684                  4,545

General Signal Corp.                                  65,774                   2,417

Grainger (W.W.), Inc.                                 135,550                  5,312

Harris Corp.                                          115,682                  3,687

Honeywell, Inc.                                       183,688                  11,481

Scientific-Atlanta, Inc.                              113,923                  2,015

                                                                               445,895

INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%

Briggs & Stratton Corp.                               35,346                   1,301

Case Corp.                                            107,404                  2,900

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Caterpillar, Inc.                                     531,356                  22,417

Cincinnati Milacron, Inc.                             49,470                   958

Cooper Industries, Inc.                               174,168                  7,413

Deere & Co.                                           356,633                  11,747

Dover Corp.                                           322,804                  8,796

Harnischfeger Industries, Inc.                        62,067                   997

Illinois Tool Works, Inc.                             351,558                  17,029

Ingersoll-Rand Co.                                    240,704                  9,568

Parker-Hannifin Corp.                                 161,721                  4,690

Stanley Works                                         127,485                  5,020

Tenneco, Inc.                                         253,681                  8,039

Timken Co.                                            77,335                   1,407

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

Tyco International Ltd.                               853,052                  47,344

                                                                               149,626

POLLUTION CONTROL - 0.4%

Browning-Ferris Industries, Inc.                      290,089                  9,428

Waste Management, Inc.                                810,019                  35,742

                                                                               45,170

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                         640,691

MEDIA & LEISURE - 4.4%

BROADCASTING - 1.7%

CBS Corp.                                             1,071,470                27,858

Clear Channel Communications, Inc. (a)                345,942                  15,567

Comcast Corp. Class A special                         491,219                  18,359

BROADCASTING - CONTINUED

MediaOne Group, Inc. (a)                              908,449                 $ 37,246

Tele-Communications, Inc. (TCI Group) Series A (a)    709,248                  23,405

Time Warner, Inc.                                     767,148                  61,660

                                                                               184,095

ENTERTAINMENT - 1.0%

Disney (Walt) Co.                                     2,984,279                81,881

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

King World Productions, Inc. (a)                      92,966                   1,952

Viacom, Inc. Class B (non-vtg.) (a)                   417,433                  20,715

                                                                               104,548

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                                       130,016                  1,942

Hasbro, Inc.                                          193,174                  6,049

Mattel, Inc.                                          450,730                  14,592

                                                                               22,583

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc. (a)                      144,970                  2,093

Hilton Hotels Corp.                                   368,188                  7,640

Mirage Resorts, Inc. (a)                              278,709                  4,146

                                                                               13,879

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.7%

American Greetings Corp. Class A                      103,735                  3,799

Dow Jones & Co., Inc.                                 109,850                  5,472

Gannett Co., Inc.                                     415,040                  24,487

Harcourt General, Inc.                                82,483                   4,006

Knight Ridder, Inc.                                   113,344                  5,398

McGraw-Hill Companies, Inc.                           144,062                  10,985

Meredith Corp.                                        66,549                   2,234

New York Times Co. (The) Class A                      277,184                  8,038

Times Mirror Co. Class A                              97,510                   5,576

Tribune Co.                                           173,838                  11,202

                                                                               81,197

RESTAURANTS - 0.7%

Darden Restaurants, Inc.                              205,595                  3,187

Marriott International, Inc. Class A                  354,958                  9,961

McDonald's Corp.                                      997,282                  55,910

Tricon Global Restaurants, Inc.                       220,045                 $ 8,155

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Wendy's International, Inc.                           185,881                  3,729

                                                                               80,942

TOTAL MEDIA & LEISURE                                                          487,244

NONDURABLES - 9.8%

AGRICULTURE - 0.1%

Pioneer Hi-Bred International, Inc.                   309,807                  10,456

BEVERAGES - 3.1%

Anheuser-Busch Companies, Inc.                        699,174                  32,249

Brown-Forman Corp. Class B                            68,352                   4,101

Coca-Cola Co. (The)                                   3,597,017                234,256

Coors (Adolph) Co. Class B                            52,280                   2,157

PepsiCo, Inc.                                         2,145,453                59,402

Seagram Co. Ltd.                                      478,723                  14,955

                                                                               347,120

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

NONDURABLES - CONTINUED

FOODS - 2.1%

Archer-Daniels-Midland Co.                            865,502                  12,983

Bestfoods                                             415,100                  20,833

Campbell Soup Co.                                     651,172                  32,803

ConAgra, Inc.                                         732,588                  18,132

General Mills, Inc.                                   235,288                  15,397

Heinz (H.J.) Co.                                      526,584                  28,074

Hershey Foods Corp.                                   164,071                  11,485

Kellogg Co.                                           546,446                  16,667

Quaker Oats Co.                                       205,471                  10,916

Ralston Purina Co.                                    454,330                  11,955

Sara Lee Corp.                                        688,844                  31,170

Sysco Corp.                                           491,196                  9,916

Wrigley (Wm.) Jr. Co.                                 148,219                  11,487

                                                                               231,818

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





HOUSEHOLD PRODUCTS - 3.1%

Alberto-Culver Co. Class B                            54,412                   1,088

Avon Products, Inc.                                   197,455                  12,415

Clorox Co.                                            149,691                  14,436

Colgate-Palmolive Co.                                 438,808                  31,649

Gillette Co.                                          1,635,648               $ 67,266

International Flavors & Fragrances, Inc.              180,439                  6,992

Procter & Gamble Co.                                  1,948,702                149,076

Rubbermaid, Inc.                                      223,938                  5,696

Unilever NV (NY shares)                               918,516                  58,211

                                                                               346,829

TOBACCO - 1.4%

Philip Morris Companies, Inc.                         3,545,247                147,349

UST, Inc.                                             282,044                  7,368

                                                                               154,717

TOTAL NONDURABLES                                                              1,090,940

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                                    502,149                  6,515

Battle Mountain Gold Co.                              285,495                  874

Homestake Mining Co.                                  306,140                  2,717

Newmont Mining Corp.                                  217,478                  2,977

Placer Dome, Inc.                                     320,473                  2,544

                                                                               15,627

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.4%

Gap, Inc.                                             572,254                  29,221

Limited, Inc. (The)                                   320,278                  6,686

TJX Companies, Inc.                                   460,230                  10,269

Venator Group, Inc. (a)                               196,483                  1,781

                                                                               47,957
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




DRUG STORES - 0.6%

CVS Corp.                                             567,096                  20,628

Longs Drug Stores Corp.                               56,780                   1,938

Rite Aid Corp.                                        382,296                  13,834

Walgreen Co.                                          717,828                  27,636

                                                                               64,036

GENERAL MERCHANDISE STORES - 3.1%

Consolidated Stores Corp. (a)                         179,100                  5,642

Costco Companies, Inc. (a)                            327,016                 $ 15,390

Dayton Hudson Corp.                                   645,294                  23,231

Dillards, Inc. Class A                                162,100                  4,681

Dollar General Corp.                                  223,600                  6,009

Federated Department Stores, Inc. (a)                 309,818                  13,496

Penney (J.C.) Co., Inc.                               362,910                  17,987

K mart Corp. (a)                                      704,253                  8,979

Kohls Corp. (a)                                       228,200                  10,369

May Department Stores Co. (The)                       334,079                  18,792

Nordstrom, Inc.                                       221,860                  6,642

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)

Sears, Roebuck & Co.                                  562,664                  25,566

Wal-Mart Stores, Inc.                                 3,256,713                191,332

                                                                               348,116

GROCERY STORES - 0.6%

Albertson's, Inc.                                     360,224                  18,214

American Stores Co.                                   418,499                  12,136

Great Atlantic & Pacific Tea, Inc.                    57,945                   1,380

Kroger Co. (The) (a)                                  367,193                  16,524

Meyer (Fred), Inc. (a)                                211,200                  8,303

Supervalu, Inc.                                       177,256                  3,601

Winn-Dixie Stores, Inc.                               197,858                  7,370

                                                                               67,528

RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%

Circuit City Stores, Inc. - Circuit City Group        146,927                  4,536

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Home Depot, Inc.                                      2,140,596                82,413

IKON Office Solutions, Inc.                           199,412                  1,109

Lowe's Companies, Inc.                                503,220                  17,644

Staples, Inc. (a)                                     21,000                   570

Tandy Corp.                                           146,616                  8,000

Toys 'R' US, Inc. (a)                                 405,272                  7,523

                                                                               121,795

TOTAL RETAIL & WHOLESALE                                                       649,432

                                                                              (000S)

SERVICES - 0.8%

ADVERTISING - 0.2%

Interpublic Group of Companies, Inc.                  173,390                 $ 9,883

Omnicom Group, Inc.                                   244,900                  11,663

                                                                               21,546

LEASING & RENTAL - 0.1%

Ryder Systems, Inc.                                   157,398                  3,709

PRINTING - 0.1%

Deluxe Corp.                                          126,825                  3,678

Donnelley (R.R.) & Sons Co.                           196,725                  7,131

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

Moore Corp. Ltd.                                      109,158                  1,051

                                                                               11,860

SERVICES - 0.4%

Block (H & R), Inc.                                   156,483                  6,122

Cendant Corp. (a)                                     1,279,458                14,794

Dun & Bradstreet Corp.                                248,698                  5,844

Ecolab, Inc.                                          160,900                  4,475

Jostens, Inc.                                         48,025                   954

National Service Industries, Inc.                     62,720                   2,336

Service Corp. International                           368,341                  12,478

                                                                               47,003

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



TOTAL SERVICES                                                                 84,118

TECHNOLOGY - 15.5%

COMMUNICATIONS EQUIPMENT - 3.1%

3Com Corp. (a)                                        522,544                  12,378

Andrew Corp. (a)                                      133,032                  1,971

Ascend Communications, Inc. (a)                       266,800                  9,388

Cabletron Systems, Inc. (a)                           238,486                  1,669

Cisco Systems, Inc. (a)                               1,509,844                123,618

Lucent Technologies, Inc.                             1,916,756                135,850

Northern Telecom Ltd.                                 964,415                  46,269

Tellabs, Inc. (a)                                     294,540                  12,444

                                                                               343,587

COMPUTER SERVICES & SOFTWARE - 4.6%

Adobe Systems, Inc.                                   107,382                  2,819

Autodesk, Inc.                                        93,101                   2,176

Automatic Data Processing, Inc.                       435,339                  27,753

Ceridian Corp. (a)                                    99,720                  $ 4,836

Computer Associates International, Inc.               834,366                  22,528

Computer Sciences Corp.                               229,278                  12,969

Electronic Data Systems Corp.                         716,900                  24,016

Equifax, Inc.                                         186,233                  6,635

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

TECHNOLOGY - CONTINUED

First Data Corp.                                      601,136                  12,436

HBO & Co.                                             644,300                  13,691

Microsoft Corp. (a)                                   3,589,336                344,352

Novell, Inc. (a)                                      561,577                  5,335

Oracle Corp. (a)                                      1,451,467                28,939

Parametric Technolgy Corp. (a)                        453,532                  4,649

Shared Medical Systems Corp.                          34,888                   1,862

                                                                               514,996


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





COMPUTERS & OFFICE EQUIPMENT - 4.8%

Apple Computer, Inc. (a)                              213,069                  6,645

Compaq Computer Corp.                                 2,409,902                67,327

Data General Corp. (a)                                71,388                   535

Dell Computer Corp. (a)                               924,014                  92,401

EMC Corp. (a)                                         741,048                  33,486

Gateway 2000, Inc. (a)                                225,600                  10,674

Hewlett-Packard Co.                                   1,524,380                74,028

International Business Machines Corp.                 1,366,558                153,909

Pitney Bowes, Inc.                                    396,842                  19,693

Seagate Technology, Inc. (a)                          350,295                  6,130

Silicon Graphics, Inc. (a)                            235,155                  2,131

Sun Microsystems, Inc. (a)                            571,430                  22,643

Unisys Corp. (a)                                      361,508                  6,485

Xerox Corp.                                           478,625                  42,029

                                                                               538,116

ELECTRONIC INSTRUMENTS - 0.2%

Applied Materials, Inc. (a)                           555,264                  13,639

KLA-Tencor Corp. (a)                                  147,628                  3,137

Perkin-Elmer Corp.                                    74,948                   4,338

Tektronix, Inc.                                       69,717                   1,059

Thermo Electron Corp. (a)                             215,024                  3,494

                                                                               25,667

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

ELECTRONICS - 2.4%

Advanced Micro Devices, Inc. (a)                      188,101                 $ 2,481

AMP, Inc.                                             318,446                  11,365

Intel Corp.                                           2,447,199                174,210

LSI Logic Corp. (a)                                   188,213                  2,306

Micron Technology, Inc. (a)                           291,864                  6,640

Motorola, Inc.                                        878,927                  37,849

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


National Semiconductor Corp. (a)                      242,776                  2,215

Texas Instruments, Inc.                               573,310                  27,340

Thomas & Betts Corp.                                  68,798                   2,343

                                                                               266,749

PHOTOGRAPHIC EQUIPMENT - 0.4%

Eastman Kodak Co.                                     465,452                  36,363

Polaroid Corp.                                        65,852                   1,852

                                                                               38,215

TOTAL TECHNOLOGY                                                               1,727,330

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.4%

AMR Corp. (a)                                         267,986                  14,605

Delta Air Lines, Inc.                                 102,520                  10,457

Southwest Airlines Co.                                497,208                  8,857

US Airways Group, Inc. (a)                            134,286                  7,822

                                                                               41,741

RAILROADS - 0.6%

Burlington Northern Santa Fe Corp.                    234,038                  21,780

CSX Corp.                                             315,425                  11,907

Norfolk Southern Corp.                                547,819                  15,442

Union Pacific Corp.                                   368,351                  14,665

                                                                               63,794

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                                         226,558                  11,342

Laidlaw, Inc.                                         408,594                  3,543

COMMON STOCKS - CONTINUED

                                                     SHARES                   VALUE (NOTE 1)
                                                                              (000S)

                                                                               14,885

TOTAL TRANSPORTATION                                                           120,420

UTILITIES - 10.9%

CELLULAR - 0.5%

AirTouch Communications, Inc. (a)                     822,958                 $ 46,291

Nextel Communications, Inc. Class A (a)               381,600                  6,893

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                               53,184

ELECTRIC UTILITY - 2.8%

Ameren Corp.                                          191,524                  7,577

American Electric Power Co., Inc.                     306,394                  13,864

Baltimore Gas & Electric Co.                          194,288                  5,986

Carolina Power & Light Co.                            197,828                  8,519

Central & South West Corp.                            304,393                  7,952

Consolidated Edison, Inc.                             357,236                  16,902

Dominion Resources, Inc.                              283,734                  11,828

DTE Energy Co.                                        209,510                  8,826

Duke Energy Corp.                                     525,984                  32,808

Edison International                                  532,330                  15,138

Entergy Corp.                                         405,941                  11,696

FirstEnergy Corp.                                     300,328                  8,672

FPL Group, Inc.                                       266,431                  17,734

GPU, Inc.                                             158,469                  5,952

Houston Industries, Inc.                              410,355                  11,823

Niagara Mohawk Power Corp. (a)                        182,249                  2,825

Northern States Power Co.                             180,316                  4,778

PacifiCorp                                            436,791                  9,855

PECO Energy Co.                                       321,456                  11,010

PG&E Corp.                                            581,045                  18,666

PP&L Resources, Inc.                                  215,724                  5,083

Public Service Enterprise Group, Inc.                 340,921                  12,486

Southern Co. Group                                    1,018,269                28,639

Texas Utilities Co.                                   452,999                  19,252

Unicom Corp.                                          338,014                  12,042

                                                                               309,913

GAS - 0.6%

Columbia Energy Group                                 119,951                  5,968

Consolidated Natural Gas Co.                          145,603                  6,379

Eastern Enterprises Co.                               54,734                   2,165

Enron Corp.                                           484,428                  20,497

NICOR, Inc.                                           69,408                   2,694

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ONEOK, Inc.                                           47,034                   1,414

Peoples Energy Corp.                                  51,781                   1,715


GAS - CONTINUED

Sempra Energy (a)                                     337,163                 $ 8,577

Sonat, Inc.                                           159,875                  4,327

Williams Companies, Inc.                              610,102                  14,032

                                                                               67,768

TELEPHONE SERVICES - 7.0%

ALLTEL Corp.                                          368,505                  16,629

Ameritech Corp.                                       1,605,816                75,674

AT&T Corp.                                            2,631,151                131,886

Bell Atlantic Corp.                                   2,262,858                99,849

BellSouth Corp.                                       1,432,899                98,243

Frontier Corp.                                        224,911                  6,832

GTE Corp.                                             1,383,848                69,192

MCI Communications Corp.                              1,016,646                50,832

SBC Communications, Inc.                              2,704,812                102,783

Sprint Corp.                                          505,775                  33,919

U.S. WEST, Inc.                                       743,886                  38,682

WorldCom, Inc. (a)                                    1,537,953                62,960

                                                                               787,481

TOTAL UTILITIES                                                                1,218,346

TOTAL COMMON STOCKS                                               11,089,560
(Cost $7,860,013)



U.S. TREASURY OBLIGATIONS - 0.6%

                                                          PRINCIPAL
                                                          AMOUNT (000S)

U.S. Treasury Bills, yields at date of purchase           $ 63,481                      62,883
4.81% to 5.08% 9/3/98 to 12/3/98 (b)
(Cost 62,858)

TOTAL INVESTMENT IN SECURITIES - 100%                                             $ 11,152,443
(Cost $7,922,871)


FUTURES CONTRACTS

AMOUNTS IN THOUSANDS  EXPIRATION        UNDERLYING        UNREALIZED
                      DATE              FACE AMOUNT       GAIN/(LOSSS)

PURCHASED

282 S&P 500 Stock     Sep. 1998         $ 67,257          $ (7,704)
Index Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.6%
LEGEND
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,105,000.
INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $7,926,699,000. Net unrealized appreciation aggregated $3,225,744,000, of which $3,870,691,000 related to appreciated investment securities and $644,947,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                         AUGUST 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $7,922,871) -                                 $ 11,152,443
SEE ACCOMPANYING SCHEDULE

CASH                                                                                    481

RECEIVABLE FOR INVESTMENTS SOLD                                                         97,848

RECEIVABLE FOR FUND SHARES SOLD                                                         33,482

DIVIDENDS RECEIVABLE                                                                    19,138

INTEREST RECEIVABLE                                                                     7

OTHER RECEIVABLES                                                                       16

 TOTAL ASSETS                                                                           11,303,415

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                            $ 18,540

PAYABLE FOR FUND SHARES REDEEMED                                              138,766

ACCRUED MANAGEMENT FEE                                                        176

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                              4,955

OTHER PAYABLES AND ACCRUED EXPENSES                                           2,371

 TOTAL LIABILITIES                                                                      164,808

NET ASSETS                                                                             $ 11,138,607

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                        $ 7,921,796

UNDISTRIBUTED NET INVESTMENT INCOME                                                     28,501

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                   (33,557)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                               3,221,867
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 325,068 SHARES OUTSTANDING                                             $ 11,138,607

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                    $34.27
PER SHARE ($11,138,607 (DIVIDED BY) 325,068 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                          SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 89,348
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $91)                            5,954

 TOTAL INCOME                                                                      95,302

EXPENSES

MANAGEMENT FEE AND SUB-ADVISORY FEE                                 $ 15,003

TRANSFER AGENT FEES                                                  10,372

ACCOUNTING FEES                                                      416

NON-INTERESTED TRUSTEES' COMPENSATION                                28

REGISTRATION FEES                                                    670

AUDIT                                                                63

LEGAL                                                                35

REPORTS TO SHAREHOLDERS                                              215

MISCELLANEOUS                                                        8

 TOTAL EXPENSES BEFORE REDUCTIONS                                    26,810

 EXPENSE REDUCTIONS                                                  (15,470)      11,340

NET INVESTMENT INCOME                                                              83,962

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                               (17,614)

 FOREIGN CURRENCY TRANSACTIONS                                       5

 FUTURES CONTRACTS                                                   (1,262)       (18,871)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                               (1,124,734)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                        (1)

 FUTURES CONTRACTS                                                   (17,013)      (1,141,748)

NET GAIN (LOSS)                                                                    (1,160,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ (1,076,657)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         AUGUST 31, 1998   FEBRUARY 28,
                                                         (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 83,962          $ 142,525
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (18,871)          154,362

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (1,141,748)       2,266,714

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (1,076,657)       2,563,601
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (82,688)          (136,471)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (88,657)          (64,494)

 IN EXCESS OF NET REALIZED GAIN                           (14,685)          -

 TOTAL DISTRIBUTIONS                                      (186,030)         (200,965)

SHARE TRANSACTIONS                                        3,356,578         5,531,225
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            183,675           197,180

 COST OF SHARES REDEEMED                                  (2,315,939)       (3,401,121)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,224,314         2,327,284
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (38,373)          4,689,920

NET ASSETS

 BEGINNING OF PERIOD                                      11,176,980        6,487,060

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 11,138,607      $ 11,176,980
INCOME OF $28,501 AND $27,227, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     84,659            167,395

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  4,641             6,139

 REDEEMED                                                 (59,127)          (103,521)

 NET INCREASE (DECREASE)                                  30,173            70,013





FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED   YEARS ENDED        YEAR ENDED    YEARS ENDED
                              AUGUST 31, 1998    FEBRUARY 28,       FEBRUARY 29,  FEBRUARY 28,

                              (UNAUDITED)        1998      1997     1996          1995     1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING    $ 37.90            $ 28.85   $ 23.56  $ 18.02       $ 17.36  $ 16.73
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .27 D             .55 D     .51 D    .48            .43      .44

 NET REALIZED AND              (3.29)            9.29      5.47     5.63           .77      .88
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         (3.02)            9.84      5.98     6.11           1.20     1.32
 OPERATIONS

LESS DISTRIBUTIONS             (.27)             (.54)     (.49)    (.46)          (.43)    (.44)
FROM NET
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        (.29)             (.25)     (.20)    (.11)          (.07)    (.25)

 IN EXCESS OF NET              (.05)             -         -        -              (.04)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.61)             (.79)     (.69)    (.57)          (.54)    (.69)

NET ASSET VALUE, END          $ 34.27           $ 37.90   $ 28.85  $ 23.56        $ 18.02  $ 17.36
OF PERIOD

TOTAL RETURN B, C              (8.18)%           34.65%    25.87%   34.37%         7.17%    8.06%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 11,139          $ 11,177  $ 6,487  $ 4,113        $ 2,235  $ 1,892
(IN MILLIONS)

RATIO OF EXPENSES TO           .19% A, E         .20% E    .28% E   .28% E         .28% E   .28% E
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .18% A, F         .19% F    .26% F   .25% F         .28%     .28%
AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        1.32% A           1.66%     2.00%    2.34%          2.65%    2.59%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        4% A              2%        3%       1%             11%      4%

AVERAGE COMMISSION RATE G     $ .0233           $ .0245   $ .0237


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,589,802,000 and $253,038,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,646,230,000 and $1,804,951,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.
SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $36,000. This fee is included in the caption "Management fee and sub-advisory fee" on the Statement of Operations.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR maintains the fund's accounting records.
The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $132,671,000 and $137,116,000, respectively.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate .19% of average net assets. For the period, the reimbursement reduced expenses by $14,751,000. In addition, through December 31, 1999, FMR has agreed to limit the fund's total operating expenses to an annual rate of .19%.
In addition, the fund, or FMR on behalf of the fund, has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, fees were reduced by $694,000 and $25,000 by the transfer agent and custodian, respectively, under these arrangements.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES

UEI-SANN-1098   62225
1.536672.101

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
Bankers Trust Company
New York, NY

(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
www.fidelity.com


(2_FIDELITY_LOGOS)
SPARTAN(REGISTERED TRADEMARK) TOTAL MARKET INDEX
SPARTAN EXTENDED MARKET INDEX
SPARTAN INTERNATIONAL INDEX
FUNDS
SEMIANNUAL REPORT
AUGUST 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE                 3   NED JOHNSON ON INVESTING STRATEGIES.



SPARTAN TOTAL MARKET INDEX FUND     4   PERFORMANCE

                                    5   FUND TALK: THE MANAGER'S OVERVIEW

                                    6   INVESTMENT CHANGES

                                    7   INVESTMENTS

                                    32  FINANCIAL STATEMENTS



SPARTAN EXTENDED MARKET INDEX FUND  34  PERFORMANCE

                                    35  FUND TALK: THE MANAGER'S OVERVIEW

                                    36  INVESTMENT CHANGES

                                    37  INVESTMENTS

                                    76  FINANCIAL STATEMENTS



SPARTAN INTERNATIONAL INDEX FUND    78  PERFORMANCE

                                    79  FUND TALK: THE MANAGER'S OVERVIEW

                                    80  INVESTMENT CHANGES

                                    81  INVESTMENTS

                                    90  FINANCIAL STATEMENTS



NOTES                               92  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
SPARTAN TOTAL MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 0.50% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998   PAST 6   LIFE OF
                                MONTHS   FUND

SPARTAN TOTAL MARKET INDEX      -11.89%  -1.78%

SPARTAN TOTAL MARKET INDEX      -12.33%  -2.27%
(INCL. 0.50% PURCHASE FEE)

WILSHIRE 5000                   -11.60%  -2.59%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Wilshire 5000 Index - an unmanaged index of approximately 7,400 U.S. equity securities. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.


UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
             SPARTAN TOTAL MKT INDEX     WILSHIRE 5000
             00397                       WA006
  1997/11/05       9950.00                    10000.00
  1997/11/30      10077.36                    10030.36
  1997/12/31      10269.29                    10215.72
  1998/01/31      10345.15                    10271.23
  1998/02/28      11091.79                    11018.99
  1998/03/31      11658.76                    11570.45
  1998/04/30      11769.78                    11707.79
  1998/05/31      11451.78                    11396.26
  1998/06/30      11862.36                    11795.86
  1998/07/31      11596.69                    11537.41
  1998/08/31       9773.26                     9740.66
IMATRL PRASUN   SHR__CHT 19980831 19980911 170559 R00000000000013
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund on November 5, 1997, when the fund started, and the current 0.50% purchase fee was paid. As the chart shows, by August 31, 1998, the value of the investment would have been $9,773 - a 2.27% decrease on the initial investment. For comparison, look at how the Wilshire 5000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,741 - a 2.59% decrease.
SPARTAN TOTAL MARKET INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Frank Salerno, Portfolio Manager of Spartan Total Market Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, FRANK?
A. For the six months that ended on August 31, 1998, the fund had a total return of -11.89%. From its inception on November 5, 1997, the fund returned -1.78% (figures do not include the 0.50% purchase fee). The fund invests in equity securities included in its benchmark - the Wilshire 5000 Index - which returned -11.60% and -2.59% over the past six months and since the fund's inception, respectively.
Q. WHAT WOULD YOU SAY WERE THE PREDOMINANT MARKET CONDITIONS OF THE PAST SIX MONTHS?
A. The past half-year has been characterized by extreme volatility worldwide. U.S. equity markets were dragged under by the continuous downward spiral of the Asian economic crisis. The tumultuous decline of emerging markets - most notably Russia and Latin America - was also a significant contributor to tense investor sentiment. The European markets, which had been seemingly immune to the fiscal turmoil in Eastern Europe and the Far East, finally began to feel the effects of Russia's political and economic upheaval. The news on the U.S. front was not all bad, however, as low inflation and consistently low interest rates combined to demonstrate the resiliency and strength of domestic economic fundamentals. Still, thanks to a nearly 20% drop in the Dow Jones Industrial Average between its record high on July 17, 1998, through August 31, 1998, the market's gains for the year were effectively erased. While there were few signs of panic by individual investors, many did seek shelter in securities backed by the federal government, sparking the yield on the 30-year Treasury bond to fall to a record low of 5.25 percent.
Q. LET'S TALK ABOUT THE PERFORMANCE OF SOME OF THE FUND'S SPECIFIC SECTORS, STARTING WITH FINANCE, THE FUND'S LARGEST SECTOR WEIGHTING .
 . .
A. In the earlier stages of the six-month period ending August 31, merger and acquisition activity within this sector, along with low interest rates and a solid economy, helped financial stocks tremendously. U.S. financial stocks also had little exposure to Asia. However, U.S. financial companies have much more exposure to other emerging markets - including Latin America and Russia - prompting negative investor sentiment amidst concerns about the possibility of global recession. That negative sentiment has translated into a recent downturn in performance for the financial sector in general.
Q. HEALTH CARE STOCKS HAVE PERFORMED VERY WELL IN RECENT YEARS. DID THAT TREND CONTINUE, GIVEN THE VOLATILE CLIMATE DURING THE SIX-MONTH PERIOD?
A. Health care stocks generally have performed well since the fund's inception. I attribute that in large part to the pharmaceutical industry. I see three key contributors to the strength of pharmaceutical companies. First, given the aging of the population, there's a strong demand for their products. Second, the industry is meeting that demand with new, innovative products that have been given accelerated approvals by the Food and Drug Administration. Finally, many of these companies have produced double digit earnings, which compare favorably to the rest of the health care industry.
Q. WHAT ABOUT THE TECHNOLOGY SECTOR?
A. The technology sector was one of the primary contributors to the market's record-setting performance earlier in the year. The stocks of technology companies without a great deal of exposure to Asia were some of the fund's best performers. However, nearly all technology stocks stumbled significantly with the market correction at the end of the period. Internet stocks in particular suffered a significant sell-off given what many saw as their highly overvalued stock prices.
Q. WHAT IS YOUR OUTLOOK, FRANK?
A. Toward the end of the period, it appeared the Federal Reserve Board was considering a reduction in interest rates. I feel that would help calm nervous investor sentiment and perhaps stabilize some of the peaks and valleys we've witnessed lately. It would also be particularly beneficial for bank stocks, which tend to do well in periods of low inflation and low or declining interest rates. I do anticipate more volatility in the near-term, however, with several of the world's major markets still trying to catch their collective breath from the whirlwind of fluctuations. At the same time, I am quite encouraged by the strength of the American economy. Hopefully, the combination of low inflation, low unemployment and low interest rates will be the ties that allow us to lash ourselves to the mast and ride out the stock market's turbulent storms.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: TOTAL RETURN THAT CORRESPONDS TO THAT OF
THE WILSHIRE 5000 INDEX
FUND NUMBER: 397
TRADING SYMBOL: FSTMX
START DATE: NOVEMBER 5, 1997
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$77 MILLION
MANAGER: FRANK SALERNO, SINCE INCEPTION
(CHECKMARK)
SPARTAN TOTAL MARKET INDEX FUND

INVESTMENT CHANGES




TOP TEN STOCKS AS OF AUGUST 31, 1998

                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

GENERAL ELECTRIC CO.                    2.5           2.0

MICROSOFT CORP.                         2.2           1.6

COCA-COLA CO. (THE)                     1.5           1.3

EXXON CORP.                             1.5           1.2

MERCK & CO., INC.                       1.3           1.2

WAL-MART STORES, INC.                   1.2           0.8

PFIZER, INC.                            1.1           0.9

INTEL CORP.                             1.1           1.1

INTERNATIONAL BUSINESS MACHINES CORP.   1.0           0.8

PROCTER & GAMBLE CO.                    1.0           0.9


TOP TEN MARKET SECTORS AS OF AUGUST 31, 1998

                                              % OF FUND'S   % OF FUND'S INVESTMENTS
                                              INVESTMENTS   IN THESE MARKET SECTORS
                                                            6 MONTHS AGO

FINANCE                                        16.3          15.3

TECHNOLOGY                                     14.5          13.0

HEALTH                                         10.7          9.4

UTILITIES                                      10.0          8.2

NONDURABLES                                    7.7           7.0

RETAIL & WHOLESALE                             5.5           4.4

MEDIA & LEISURE                                5.1           4.6

ENERGY                                         5.1           5.3

INDUSTRIAL MACHINERY                           4.5           4.3
& EQUIPMENT

BASIC INDUSTRIES                               3.9           4.2


SPARTAN TOTAL MARKET INDEX FUND

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 93.4%

                                                                   SHARES                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

AEROSPACE & DEFENSE - 1.2%

AAR CORP.                                                           150                  $ 3,319

ALLIANT TECHSYSTEMS, INC. (A)                                       200                   13,125

ALLIEDSIGNAL, INC.                                                  3,800                 130,388

BE AEROSPACE, INC. (A)                                              500                   10,406

BOEING CO.                                                          7,200                 222,750

CORDANT TECHNOLOGIES, INC.                                          500                   17,813

GOODRICH (B.F.) CO.                                                 870                   23,544

GULFSTREAM AEROSPACE CORP. (A)                                      800                   28,100

HARSCO CORP.                                                        500                   18,344

KELLSTROM INDUSTRIES, INC. (A)                                      400                   9,225

LOCKHEED MARTIN CORP.                                               1,600                 139,900

ORBITAL SCIENCES CORP. (A)                                          500                   9,375

PRECISION CASTPARTS CORP.                                           400                   15,075

ROCKWELL INTERNATIONAL CORP.                                        1,800                 65,250

SUNDSTRAND CORP.                                                    600                   27,338

TEXTRON, INC.                                                       1,000                 62,750

UNITED TECHNOLOGIES CORP.                                           1,500                 108,844

WYMAN-GORDON CO. (A)                                                500                   7,000

                                                                                          912,546

DEFENSE ELECTRONICS - 0.2%

LITTON INDUSTRIES, INC. (A)                                         600                   28,800

NORTHROP GRUMMAN CORP.                                              600                   38,025

RAYTHEON CO. CLASS B                                                2,800                 127,750

STANFORD TELECOMMUNICATIONS, INC. (A)                               100                   975

                                                                                          195,550

SHIP BUILDING & REPAIR - 0.1%

AVONDALE INDUSTRIES, INC.                                           300                   7,688

GENERAL DYNAMICS CORP.                                              1,200                 57,075

HALTER MARINE GROUP, INC. (A)                                       200                   1,800

NEWPORT NEWS SHIPBUILDING, INC.                                     100                   2,350

                                                                                          68,913
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



TOTAL AEROSPACE & DEFENSE                                                                 1,177,009

BASIC INDUSTRIES - 3.9%

CHEMICALS & PLASTICS - 2.2%

AIR PRODUCTS & CHEMICALS, INC.                                      2,200                 67,238

AIRGAS, INC. (A)                                                    100                   1,188

ALBEMARLE CORP.                                                     300                   5,044

ATMI, INC. (A)                                                      100                   1,163

AVERY DENNISON CORP.                                                1,200                 64,425

BETZDEARBORN, INC.                                                  400                   24,600

CABOT CORP.                                                         300                   6,525

CATALYTICA, INC.                                                    500                   5,156

CROMPTON & KNOWLES CORP.                                            300                   4,388

CYTEC INDUSTRIES, INC. (A)                                          400                   9,150

DOW CHEMICAL CO.                                                    1,500                 117,000

DU PONT (E.I.) DE NEMOURS & CO.                                     8,100                 467,269

EASTMAN CHEMICAL CO.                                                900                   46,406

ENGELHARD CORP.                                                     1,600                 29,400



                                                                   SHARES                VALUE (NOTE 1)

ETHYL CORP.                                                         400                  $ 1,700

FERRO CORP.                                                         150                   3,028

FMC CORP. (A)                                                       500                   25,875

FULLER (H.B.) CO.                                                   200                   9,500

GEON CO.                                                            200                   3,875

GEORGIA GULF CORP.                                                  200                   3,438

GREAT LAKES CHEMICAL CORP.                                          700                   27,388

HANNA (M.A.) CO.                                                    200                   2,488

HERCULES, INC.                                                      1,000                 25,563

IMC GLOBAL, INC.                                                    1,300                 23,888

INTERNATIONAL SPECIALTY PRODUCTS, INC. (A)                          100                   1,531

LUBRIZOL CORP.                                                      600                   13,725

LYONDELL PETROCHEMICAL CO.                                          800                   17,250

MILLENNIUM CHEMICALS, INC.                                          900                   19,463

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



MINERALS TECHNOLOGIES, INC.                                         400                   14,525

MONSANTO CO.                                                        4,200                 229,688

MORTON INTERNATIONAL, INC.                                          1,500                 33,375

NALCO CHEMICAL CO.                                                  900                   26,044

NL INDUSTRIES, INC.                                                 200                   3,975

OCTEL CORP. (A)                                                     425                   6,534

OLIN CORP.                                                          200                   5,625

OM GROUP, INC.                                                      500                   14,375

PPG INDUSTRIES, INC.                                                1,600                 81,300

PRAXAIR, INC.                                                       900                   32,288

QUAKER STATE CORP.                                                  600                   7,538

RAYCHEM CORP.                                                       900                   26,100

ROHM & HAAS CO.                                                     600                   51,788

SCHULMAN (A.), INC.                                                 200                   3,175

SCOTTS CO. CLASS A (A)                                              200                   5,700

SEALED AIR CORP. (A)                                                860                   30,960

SOLUTIA, INC.                                                       600                   13,463

SYNETIC, INC. (A)                                                   100                   3,188

TERRA INDUSTRIES, INC.                                              400                   2,000

UNION CARBIDE CORP.                                                 1,100                 44,206

VALHI, INC.                                                         600                   7,463

VALSPAR CORP.                                                       200                   6,650

W.R. GRACE & CO.                                                    400                   5,150

WELLMAN, INC.                                                       100                   1,144

WITCO CORP.                                                         300                   6,300

                                                                                          1,690,218

IRON & STEEL - 0.2%

AEROQUIP-VICKERS, INC.                                              200                   8,063

AK STEEL HOLDING CORP.                                              1,000                 13,875

ALLEGHENY TELEDYNE, INC.                                            1,129                 17,006

BETHLEHEM STEEL CORP. (A)                                           704                   5,060

BIRMINGHAM STEEL CORP.                                              100                   688

CLEVELAND-CLIFFS, INC.                                              200                   7,300

INLAND STEEL INDUSTRIES, INC.                                       211                   3,996

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LTV CORP.                                                           500                   2,719

MUELLER INDUSTRIES, INC. (A)                                        500                   12,781

NATIONAL STEEL CORP. CLASS B                                        400                   2,700

NS GROUP, INC. (A)                                                  200                   1,188

NUCOR CORP.                                                         900                   32,344

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

OREGON STEEL MILLS, INC.                                            100                  $ 944

QUANEX CORP.                                                        100                   2,175

STEEL DYNAMICS, INC. (A)                                            500                   5,563

TITAN INTERNATIONAL, INC.                                           100                   1,063

USX-U.S. STEEL GROUP                                                800                   16,750

WHX CORP. (A)                                                       100                   1,000

WORTHINGTON INDUSTRIES, INC.                                        1,600                 20,800

                                                                                          156,015

METALS & MINING - 0.4%

AFC CABLE SYSTEMS, INC. CLASS L (A)                                 200                   4,631

ALUMINUM CO. OF AMERICA                                             1,600                 95,800

ASARCO, INC.                                                        600                   9,563

CABLE DESIGN TECHNOLOGY CORP. (A)                                   150                   2,109

COMMONWEALTH INDUSTRIES, INC.                                       100                   638

COMMSCOPE, INC. (A)                                                 700                   9,275

CYPRUS AMAX MINERALS CO.                                            1,700                 15,619

ENCORE WIRE CORP. (A)                                               300                   3,150

ESSEX INTERNATIONAL, INC. (A)                                       200                   3,750

FREEPORT-MCMORAN COPPER & GOLD, INC. CLASS B                        1,800                 20,925

GENERAL CABLE CORP.                                                 500                   10,000

INTERNATIONAL FIBERCOM, INC. (A)                                    500                   2,516

KAISER ALUMINUM CORP. (A)                                           100                   594

MARTIN MARIETTA MATERIALS, INC.                                     600                   25,575

PHELPS DODGE CORP.                                                  600                   26,850


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

REYNOLDS METALS CO.                                                 800                   38,350

SUPERIOR TELECOM, INC.                                              200                   7,625

TITANIUM METALS CORP.                                               400                   4,600

                                                                                          281,570

PACKAGING & CONTAINERS - 0.2%

BALL CORP.                                                          500                   18,688

BEMIS CO., INC.                                                     200                   7,175

CORNING, INC.                                                       2,100                 51,713

CROWN CORK & SEAL CO., INC.                                         1,300                 42,575

OWENS ILLINOIS, INC. (A)                                            1,400                 43,663

SONOCO PRODUCTS CO.                                                 550                   14,094

TUPPERWARE CORP.                                                    300                   5,663

                                                                                          183,571

PAPER & FOREST PRODUCTS - 0.9%

AMERICAN PAD & PAPER CO. (A)                                        100                   213

BOISE CASCADE CORP.                                                 400                   9,775

BOWATER, INC.                                                       700                   26,469

CARAUSTAR INDUSTRIES, INC.                                          100                   2,125

CHAMPION INTERNATIONAL CORP.                                        1,000                 33,000

CHESAPEAKE CORP.                                                    100                   3,275

CONSOLIDATED PAPERS, INC.                                           600                   15,038

FORT JAMES CORP.                                                    1,300                 37,863

GEORGIA-PACIFIC CORP.                                               900                   38,588

GEORGIA-PACIFIC CORP. (TIMBER GROUP)                                1,200                 24,150

INTERNATIONAL PAPER CO.                                             2,700                 99,900



                                                                   SHARES                VALUE (NOTE 1)

JEFFERSON SMURFIT CORP. (A)                                         300                  $ 3,375

KIMBERLY-CLARK CORP.                                                4,542                 173,164

LOUISIANA-PACIFIC CORP.                                             1,300                 24,538

MAIL-WELL, INC. (A)                                                 800                   13,300

MEAD CORP.                                                          1,200                 32,850

PENTAIR, INC.                                                       300                   8,363

POTLATCH CORP.                                                      100                   3,288

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


RAYONIER, INC.                                                      200                   7,800

STONE CONTAINER CORP. (A)                                           200                   2,088

TEMPLE-INLAND, INC.                                                 600                   26,888

THE ST. JOE CO.                                                     400                   8,025

UNION CAMP CORP.                                                    900                   33,356

UNISOURCE WORLDWIDE, INC.                                           1,000                 6,625

WESTVACO CORP.                                                      400                   8,400

WEYERHAEUSER CO.                                                    1,300                 48,831

WILLAMETTE INDUSTRIES, INC.                                         500                   12,313

                                                                                          703,600

TOTAL BASIC INDUSTRIES                                                                    3,014,974

CONSTRUCTION & REAL ESTATE - 2.3%

BUILDING MATERIALS - 0.6%

AAVID THERMAL TECHNOLOGIES, INC. (A)                                300                   2,681

AMERICAN RESIDENTIAL SERVICES, INC. (A)                             100                   613

AMERICAN STANDARD COMPANIES, INC. (A)                               800                   31,300

ARMSTRONG WORLD INDUSTRIES, INC.                                    500                   24,000

CALMAT CO.                                                          100                   1,681

CENTEX CONSTRUCTION PRODUCTS, INC.                                  400                   15,450

COLTEC INDUSTRIES, INC. (A)                                         300                   4,313

CRANE CO.                                                           200                   8,050

DAL-TILE INTERNATIONAL, INC. (A)                                    300                   2,550

FASTENAL CO.                                                        500                   14,594

FORTUNE BRANDS, INC.                                                1,800                 49,613

HUSSMANN INTERNATIONAL, INC.                                        400                   5,250

INDUSTRIAL HOLDINGS, INC. (A)                                       100                   950

JOHNS MANVILLE CORP.                                                900                   12,319

LAFARGE CORP.                                                       400                   11,425

LONE STAR INDUSTRIES, INC.                                          200                   12,025

MARK IV INDUSTRIES, INC.                                            400                   5,675

MASCO CORP.                                                         2,900                 66,700

OWENS-CORNING                                                       300                   10,519

ROHN INDUSTRIES, INC.                                               300                   863


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

RPM, INC.                                                           1,225                 16,002

SHERWIN-WILLIAMS CO.                                                1,800                 42,975

SOUTHDOWN, INC.                                                     376                   15,886

T.J. INTERNATIONAL, INC.                                            200                   4,188

TECUMSEH PRODUCTS CO. CLASS A                                       400                   19,025

TEXAS INDUSTRIES, INC.                                              300                   10,856

USG CORP.                                                           500                   21,500

VULCAN MATERIALS CO.                                                400                   44,600

WATSCO, INC. CLASS A                                                150                   2,194

YORK INTERNATIONAL CORP.                                            400                   13,850

                                                                                          471,647

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - CONTINUED

CONSTRUCTION - 0.2%

AMERICAN HOMESTAR CORP. (A)                                         200                  $ 3,075

CENTEX CORP.                                                        300                   10,613

CLAYTON HOMES, INC.                                                 700                   10,806

D.R. HORTON, INC.                                                   625                   10,000

ENGLE HOMES, INC.                                                   200                   2,638

FLEETWOOD ENTERPRISES, INC.                                         200                   6,688

GRANITE CONSTRUCTION, INC.                                          600                   14,250

KAUFMAN & BROAD HOME CORP.                                          300                   6,413

NCI BUILDING SYSTEMS, INC. (A)                                      500                   8,875

OAKWOOD HOMES CORP.                                                 200                   2,850

PULTE CORP.                                                         600                   17,325

STANDARD PACIFIC CORP.                                              300                   3,544

TOLL BROTHERS, INC. (A)                                             500                   12,781

WALTER INDUSTRIES, INC. (A)                                         500                   7,063

WEBB (DEL E.) CORP.                                                 200                   3,938

                                                                                          120,859

ENGINEERING - 0.2%

ABLE TELCOM HOLDING CORP. (A)                                       600                   2,475


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


APOGEE ENTERPRISES, INC.                                            300                   3,038

BILLING INFORMATION CONCEPTS CORP. (A)                              300                   2,663

CENTURY BUSINESS SERVICES, INC. (A)                                 600                   11,475

DSP GROUP, INC. (A)                                                 200                   2,850

EG & G, INC.                                                        500                   11,719

FLUOR CORP.                                                         900                   35,606

FOSTER WHEELER CORP.                                                200                   2,463

ICF KAISER INTERNATIONAL, INC. (A)                                  300                   394

IDM ENVIRONMENTAL CORP. (A)                                         100                   77

IMS HEALTH, INC.                                                    1,100                 60,500

MASTEC, INC. (A)                                                    100                   1,600

PROFIT RECOVERY GROUP INTERNATIONAL, INC. (A)                       500                   9,438

SYLVAN LEARNING SYSTEMS (A)                                         700                   14,963

                                                                                          159,261

REAL ESTATE - 0.1%

BLUEGREEN CORP. (A)                                                 400                   3,000

CADIZ LAND, INC. (A)                                                200                   1,625

CATELLUS DEVELOPMENT CORP. (A)                                      1,000                 12,563

FAIRFIELD COMMUNITIES, INC. (A)                                     300                   2,925

PIERCE LEAHY CORP. (A)                                              100                   1,700

PRICE ENTERPRISES, INC. (A)                                         100                   375

ROUSE CO. (THE)                                                     700                   20,125

STEWART ENTERPRISES, INC. CLASS A                                   1,200                 23,550

SUNTERRA CORP. (A)                                                  500                   4,594

                                                                                          70,457

REAL ESTATE INVESTMENT TRUSTS - 1.2%

APARTMENT INVESTMENT & MANAGEMENT CO. CLASS A                       700                   23,975

ARCHSTONE COMMUNITIES TRUST                                         1,500                 29,063

ARDEN REALTY GROUP, INC.                                            1,100                 23,238



                                                                   SHARES                VALUE (NOTE 1)

AVALON BAY COMMUNITIES, INC.                                        1,100                $ 36,300

BOSTON PROPERTIES, INC.                                             1,000                 28,563

BRANDYWINE REALTY TRUST                                             100                   1,800

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAMDEN PROPERTY TRUST (SBI)                                         975                   24,436

CAPSTEAD MORTGAGE CORP.                                             400                   1,200

CARRAMERICA REALTY CORP.                                            400                   9,000

COLONIAL PROPERTIES TRUST (SBI)                                     600                   14,625

CORNERSTONE PROPERTIES, INC.                                        500                   7,188

CRESCENT REAL ESTATE EQUITIES, INC.                                 1,400                 32,200

DEVELOPERS DIVERSIFIED REALTY CORP.                                 400                   7,025

DUKE REALTY INVESTMENTS, INC.                                       1,200                 24,900

EQUITY INNS, INC.                                                   100                   1,000

EQUITY OFFICE PROPERTIES TRUST                                      2,440                 55,358

EQUITY RESIDENTIAL PROPERTIES TRUST (SBI)                           1,100                 43,931

FELCOR LODGING TRUST, INC.                                          1,268                 25,836

FIRST INDUSTRIAL REALTY TRUST, INC.                                 600                   14,063

FIRST UNION REAL ESTATE EQUITY & MORTGAGE INVESTMENTS               100                   644

GABLES RESIDENTIAL TRUST                                            100                   2,575

GENERAL GROWTH PROPERTIES, INC.                                     500                   18,031

GLENBOROUGH REALTY TRUST, INC.                                      200                   4,350

GLIMCHER REALTY TRUST (SBI)                                         100                   1,625

HIGHWOODS PROPERTIES, INC.                                          900                   22,894

HOSPITALITY PROPERTIES TRUST (SBI)                                  300                   8,250

HRPT PROPERTIES TRUST                                               1,800                 28,125

INDYMAC MORTGAGE HOLDINGS, INC.                                     1,100                 21,588

JDN REALTY CORP.                                                    150                   3,047

KILROY REALTY CORP.                                                 200                   4,113

KIMCO REALTY CORP.                                                  900                   31,950

LIBERTY PROPERTY TRUST (SBI)                                        1,200                 27,150

MACK-CALI REALTY CORP.                                              900                   25,931

MERRY LAND & INVESTMENT CO., INC.                                   1,000                 20,500

MILLS CORP.                                                         200                   3,875

NATIONWIDE HEALTH PROPERTIES, INC.                                  200                   4,088

NEW PLAN REALTY TRUST (SBI)                                         300                   6,075

OCWEN ASSET INVESTMENT CORP.                                        300                   2,925

PATRIOT AMERICAN HOSPITALITY, INC. UNIT                             1,552                 20,952


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

POST PROPERTIES, INC.                                               600                   22,800

PRENTISS PROPERTIES TRUST (SBI)                                     800                   17,900

PROLOGIS TRUST                                                      1,200                 24,000

PUBLIC STORAGE, INC.                                                1,400                 32,725

RECKSON ASSOCIATES REALTY CORP.                                     300                   6,431

REDWOOD TRUST, INC.                                                 100                   1,425

SIMON DEBARTOLO GROUP, INC.                                         1,500                 43,594

SPIEKER PROPERTIES, INC.                                            900                   32,006

STARWOOD HOTELS & RESORTS COMBINED CERTIFICATE (SBI)                1,683                 61,430

SUNSTONE HOTEL INVESTORS, INC.                                      100                   850

THORNBURG MORTGAGE ASSET CORP.                                      100                   800

TRINET CORPORATE REALTY TRUST, INC.                                 100                   2,875

UNITED DOMINION REALTY TRUST, INC.                                  1,400                 16,275

VORNADO REALTY TRUST                                                1,000                 31,375

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - CONTINUED

WALDEN RESIDENTIAL PROPERTIES, INC.                                 100                  $ 2,263

WESTFIELD AMERICA, INC.                                             400                   6,350

                                                                                          965,488

TOTAL CONSTRUCTION & REAL ESTATE                                                          1,787,712

DURABLES - 3.3%

AUTOS, TIRES, & ACCESSORIES - 2.1%

AUTOZONE, INC. (A)                                                  1,500                 38,906

BANDAG, INC.                                                        300                   9,038

BORG-WARNER AUTOMOTIVE, INC.                                        400                   16,200

BREED TECHNOLOGIES, INC.                                            200                   1,463

CASEY'S GENERAL STORES, INC.                                        600                   7,763

CHRYSLER CORP.                                                      4,600                 205,275

COOPER TIRE & RUBBER CO.                                            400                   6,400

COPART, INC. (A)                                                    400                   7,750

CUMMINS ENGINE CO., INC.                                            500                   20,344


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


DANA CORP.                                                          1,556                 60,976

DANAHER CORP.                                                       1,271                 46,074

DURA AUTOMOTIVE SYSTEMS, INC.                                       200                   4,400
CLASS A (A)

DYNEGY, INC.                                                        800                   7,650

EATON CORP.                                                         800                   46,850

FEDERAL SIGNAL CORP.                                                700                   14,263

FEDERAL-MOGUL CORP.                                                 500                   26,688

FORD MOTOR CO.                                                      8,700                 382,800

GENERAL MOTORS CORP.                                                4,700                 271,425

GENTEX CORP. (A)                                                    1,200                 13,875

GENUINE PARTS CO.                                                   1,900                 59,494

GETTY PETE MARKETING, INC. (A)                                      100                   388

GOODYEAR TIRE & RUBBER CO.                                          1,400                 68,600

INTERMET CORP.                                                      100                   1,500

ITT INDUSTRIES, INC.                                                600                   18,075

JOHNSON CONTROLS, INC.                                              900                   38,531

JOHNSTOWN AMERICA INDUSTRIES, INC. (A)                              100                   1,125

LEAR CORP. (A)                                                      800                   32,450

MASCOTECH, INC.                                                     100                   1,750

MERITOR AUTOMOTIVE, INC.                                            300                   5,325

MILLER INDUSTRIES, INC. (A)                                         200                   888

NAVISTAR INTERNATIONAL CORP. (A)                                    400                   8,400

O'REILLY AUTOMOTIVE, INC. (A)                                       200                   5,775

OMNIQUIP INTERNATIONAL, INC.                                        200                   2,250

PACCAR, INC.                                                        800                   32,800

PEP BOYS-MANNY, MOE & JACK                                          400                   5,875

REPUBLIC INDUSTRIES, INC. (A)                                       3,000                 53,063

SNAP-ON, INC.                                                       800                   21,000

SPX CORP. (A)                                                       300                   14,925

STANDARD PRODUCTS CO.                                               100                   2,550

TOWER AUTOMOTIVE, INC. (A)                                          700                   12,863

TRW, INC.                                                           1,200                 51,450

UGLY DUCKLING CORP. (A)                                             100                   463


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                   SHARES                VALUE (NOTE 1)

UNITED AUTO GROUP, INC. (A)                                         200                  $ 2,663

WABASH NATIONAL CORP.                                               300                   4,763

                                                                                          1,635,106

CONSUMER DURABLES - 0.3%

BLYTH INDUSTRIES, INC. (A)                                          400                   9,175

DEPARTMENT 56, INC. (A)                                             200                   5,900

DUPONT PHOTOMASKS, INC. (A)                                         200                   5,475

LIBBEY, INC.                                                        300                   9,169

MINNESOTA MINING & MANUFACTURING CO.                                3,000                 205,500

SAF T LOK, INC. (A)                                                 800                   1,250

SAMSONITE CORP. (A)                                                 146                   876

SOLA INTERNATIONAL, INC. (A)                                        700                   10,150

                                                                                          247,495

CONSUMER ELECTRONICS - 0.3%

BLACK & DECKER CORP.                                                900                   37,463

GENERAL MOTORS CORP. CLASS H                                        1,100                 39,738

HARMAN INTERNATIONAL INDUSTRIES, INC.                               100                   3,506

MAYTAG CORP.                                                        500                   21,563

MOVADO GROUP, INC.                                                  100                   1,781

NEWELL CO.                                                          1,400                 66,850

ODETICS, INC. CLASS B                                               400                   2,300

SUNBEAM CORP.                                                       500                   3,750

WHIRLPOOL CORP.                                                     600                   29,775

                                                                                          206,726

HOME FURNISHINGS - 0.1%

ETHAN ALLEN INTERIORS, INC.                                         400                   13,000

FURNITURE BRANDS INTERNATIONAL, INC. (A)                            300                   6,713

HEILIG-MEYERS CO.                                                   300                   3,413

KNOLL, INC. (A)                                                     100                   2,594

LA-Z BOY, INC.                                                      200                   10,538

LEGGETT & PLATT, INC.                                               1,100                 22,069

LINENS'N THINGS, INC. (A)                                           500                   11,688


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MILLER (HERMAN), INC.                                               1,000                 20,500

RESTORATION HARDWARE, INC.                                          300                   7,725

                                                                                          98,240

TEXTILES & APPAREL - 0.5%

ASHWORTH, INC. (A)                                                  400                   2,250

BURLINGTON INDUSTRIES, INC. (A)                                     100                   950

COLLINS & AIKMAN CORP. (A)                                          100                   650

DONNA KARAN INTERNATIONAL, INC. (A)                                 100                   756

FRUIT OF THE LOOM, INC. CLASS A (A)                                 900                   20,194

INTERFACE, INC. CLASS A                                             900                   11,025

INTIMATE BRANDS, INC. CLASS A                                       2,300                 42,550

JONES APPAREL GROUP, INC. (A)                                       700                   13,563

KELLWOOD CO.                                                        200                   5,338

LIZ CLAIBORNE, INC.                                                 700                   19,950

MOHAWK INDUSTRIES, INC. (A)                                         200                   5,313

NAUTICA ENTERPRISES, INC. (A)                                       700                   13,519

NIKE, INC. CLASS B                                                  1,800                 62,438

NINE WEST GROUP, INC. (A)                                           300                   4,781

NORTH FACE, INC. (A)                                                500                   5,125

PACIFIC SUNWEAR OF CALIFORNIA, INC. (A)                             400                   7,300

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

POLO RALPH LAUREN CORP. CLASS A (A)                                 700                  $ 15,356

REEBOK INTERNATIONAL LTD. (A)                                       300                   4,856

RUSSELL CORP.                                                       700                   22,138

SHAW INDUSTRIES, INC.                                               888                   13,431

SPORT-HALEY, INC. (A)                                               100                   1,100

SPRINGS INDUSTRIES, INC. CLASS A                                    300                   9,919

ST. JOHN KNITS, INC.                                                200                   3,813

STRIDE RITE CORP.                                                   800                   7,000

TIMBERLAND CO. CLASS A (A)                                          100                   4,263

UNIFI, INC.                                                         400                   8,900

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


VANS, INC. (A)                                                      200                   1,263

VF CORP.                                                            1,200                 45,450

WARNACO GROUP, INC. CLASS A                                         800                   21,800

WESTPOINT STEVENS, INC. CLASS A (A)                                 700                   20,738

WOLVERINE WORLD WIDE, INC.                                          1,000                 10,563

                                                                                          406,292

TOTAL DURABLES                                                                            2,593,859

ENERGY - 5.1%

COAL - 0.0%

ZEIGLER COAL HOLDING CO.                                            100                   1,975

ENERGY SERVICES - 0.6%

ATWOOD OCEANICS, INC. (A)                                           200                   3,325

BAKER HUGHES, INC.                                                  2,950                 53,838

BJ SERVICES CO. (A)                                                 400                   5,050

CAL DIVE INTERNATIONAL, INC. (A)                                    500                   6,438

CLIFFS DRILLING CO. (A)                                             100                   1,419

DAWSON PRODUCTION SERVICES, INC. (A)                                400                   6,250

DIAMOND OFFSHORE DRILLING, INC.                                     1,300                 27,138

DRESSER INDUSTRIES, INC.                                            900                   23,006

ENSCO INTERNATIONAL, INC.                                           700                   7,350

GLOBAL INDUSTRIES LTD. (A)                                          1,200                 11,250

GLOBAL MARINE, INC. (A)                                             700                   6,563

HALLIBURTON CO.                                                     2,100                 55,781

HELMERICH & PAYNE, INC.                                             400                   6,500

KEY ENERGY GROUP, INC. (A)                                          300                   1,856

MARINE DRILLING COMPANIES, INC. (A)                                 900                   8,100

MAVERICK TUBE CORP. (A)                                             100                   563

MCDERMOTT INTERNATIONAL, INC.                                       300                   6,019

NABORS INDUSTRIES, INC. (A)                                         500                   5,906

NEWPARK RESOURCES, INC. (A)                                         1,200                 6,825

NOBLE DRILLING CORP.                                                700                   7,700

OCEANEERING INTERNATIONAL, INC. (A)                                 100                   931

OFFSHORE LOGISTICS, INC. (A)                                        100                   900


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PARKER DRILLING CO. (A)                                             400                   1,600

PATTERSON ENERGY, INC. (A)                                          600                   2,513

POOL ENERGY SERVICES CO. (A)                                        200                   1,425

PRIDE INTERNATIONAL, INC. (A)                                       1,000                 7,938

R&B FALCON CORP. (A)                                                800                   7,200

ROWAN COMPANIES, INC. (A)                                           500                   4,625



                                                                   SHARES                VALUE (NOTE 1)

SCHLUMBERGER LTD.                                                   3,500                $ 153,344

SEACOR SMIT, INC. (A)                                               300                   10,350

SMITH INTERNATIONAL, INC. (A)                                       200                   3,525

SUPERIOR ENERGY SERVICES, INC. (A)                                  100                   347

TIDEWATER, INC.                                                     800                   16,800

TRANSOCEAN OFFSHORE, INC.                                           500                   12,281

VARCO INTERNATIONAL, INC. (A)                                       300                   2,138

ZAPATA CORP.                                                        500                   5,781

                                                                                          482,575

OIL & GAS - 4.5%

AMERADA HESS CORP.                                                  900                   44,213

AMERICAN INTERNATIONAL PETROLEUM CORP. (A)                          100                   100

AMOCO CORP.                                                         6,800                 308,125

ANADARKO PETROLEUM CORP.                                            1,200                 34,500

APACHE CORP.                                                        1,100                 25,163

ASHLAND, INC.                                                       800                   36,450

ATLANTIC RICHFIELD CO.                                              2,500                 145,000

BARRETT RESOURCES CORP. (A)                                         600                   12,188

BELLWETHER EXPLORATION CO. (A)                                      100                   494

BENTON OIL & GAS CO. (A)                                            100                   494

BURLINGTON RESOURCES, INC.                                          1,700                 50,256

CAMCO INTERNATIONAL, INC.                                           400                   20,100

CHEVRON CORP.                                                       4,600                 340,688

COASTAL CORP. (THE)                                                 1,300                 33,800

COHO ENERGY, INC. (A)                                               300                   1,350


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


COMSTOCK RESOURCES, INC. (A)                                        100                   544

COOPER CAMERON CORP. (A)                                            600                   12,750

DEVON ENERGY CORP.                                                  600                   15,863

EEX CORP. (A)                                                       1,000                 4,438

ENRON OIL & GAS CO.                                                 1,800                 23,400

EVERGREEN RESOURCES, INC. (A)                                       100                   1,375

EVI WEATHERFORD, INC. (A)                                           480                   7,320

EXXON CORP.                                                         17,900                1,171,331

FORCENERGY, INC. (A)                                                300                   1,706

FRIEDE GOLDMAN INTERNATIONAL, INC. (A)                              500                   5,219

FRONTIER OIL CORP. (A)                                              100                   538

GOTHIC ENERGY CORP. (A)                                             200                   119

GULF ISLAND FABRICATION, INC. (A)                                   300                   3,000

HARKEN ENERGY CORP. (A)                                             1,100                 3,369

HONDO OIL & GAS CO. (A)                                             200                   13

HOUSTON EXPLORATION CO. (A)                                         100                   1,463

IRI INTERNATIONAL CORP. (A)                                         500                   2,500

KCS ENERGY, INC.                                                    100                   375

KELLEY OIL & GAS CORP. (A)                                          200                   238

KERR-MCGEE CORP.                                                    700                   27,038

LOUIS DREYFUS NATURAL GAS CORP. (A)                                 200                   2,263

MOBIL CORP.                                                         5,900                 407,838

MURPHY OIL CORP.                                                    400                   14,125

NATIONAL ENERGY GROUP, INC. (A)                                     500                   188

NATIONAL-OILWELL, INC. (A)                                          200                   1,550

NEWFIELD EXPLORATION CO. (A)                                        100                   1,569

NOBLE AFFILIATES, INC.                                              500                   11,563

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

NUEVO ENERGY CO. (A)                                                300                  $ 4,894

OCCIDENTAL PETROLEUM CORP.                                          2,100                 38,850


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


OCEAN ENERGY, INC. (A)                                              1,428                 12,674

ORYX ENERGY CO. (A)                                                 800                   9,950

PANACO, INC. (A)                                                    100                   188

PATINA OIL & GAS CORP.                                              100                   356

PENNZOIL CO.                                                        400                   14,300

PHILLIPS PETROLEUM CO.                                              1,600                 65,300

PIONEER NATURAL RESOURCES CO.                                       1,400                 20,563

POGO PRODUCING CO.                                                  300                   3,581

RANGE RESOURCES CORP.                                               100                   681

RESOURCE AMERICA, INC. CLASS A                                      300                   4,181

SANTA FE ENERGY RESOURCES, INC.                                     500                   3,750

SEAGULL ENERGY CORP. (A)                                            500                   4,438

SEVEN SEAS PETROLEUM, INC. (A)                                      500                   4,875

SNYDER OIL CORP.                                                    100                   1,488

ST. MARY LAND & EXPLORATION CO.                                     300                   4,969

SUN CO., INC.                                                       400                   13,225

SWIFT ENERGY CO. (A)                                                300                   2,644

TESORO PETROLEUM CORP. (A)                                          600                   7,725

TEXACO, INC.                                                        4,400                 244,475

TITAN EXPLORATION, INC. (A)                                         100                   550

TOM BROWN, INC. (A)                                                 800                   8,900

TOSCO CORP.                                                         1,600                 35,200

ULTRAMAR DIAMOND SHAMROCK CORP.                                     1,100                 25,438

UNIFAB INTERNATIONAL, INC.                                          100                   850

UNION PACIFIC RESOURCES GROUP, INC.                                 2,500                 21,406

UNOCAL CORP.                                                        2,200                 68,888

USX-MARATHON GROUP                                                  2,200                 57,200

VALERO REFINING & MARKETING CO.                                     400                   7,150

VASTAR RESOURCES, INC.                                              500                   19,000

VERITAS DGC, INC. (A)                                               400                   6,000

VINTAGE PETROLEUM, INC.                                             300                   2,344

                                                                                          3,490,649

TOTAL ENERGY                                                                              3,975,199

FINANCE - 16.3%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BANKS - 6.8%

ADVANTA CORP.                                                       200                   2,263

AMSOUTH BANCORP.                                                    1,350                 46,406

ASSOCIATED BANC-CORP.                                               825                   26,400

BANC ONE CORP.                                                      4,803                 182,514

BANK OF COMMERCE                                                    300                   3,450

BANK OF NEW YORK CO., INC.                                          5,000                 120,938

BANKAMERICA CORP.                                                   4,800                 307,500

BANKBOSTON CORP.                                                    2,300                 82,081

BB&T CORP.                                                          1,832                 51,640

CAPITAL ONE FINANCIAL CORP.                                         400                   35,000

CHASE MANHATTAN CORP.                                               6,100                 323,300

CITICORP                                                            3,200                 346,000



                                                                   SHARES                VALUE (NOTE 1)

CITY NATIONAL CORP.                                                 600                  $ 16,725

CNB BANCSHARES, INC.                                                213                   9,159

COLONIAL BANCGROUP, INC.                                            400                   4,650

COMERICA, INC.                                                      1,400                 73,150

COMMERCE BANCSHARES, INC.                                           800                   32,000

COMMUNITY FIRST BANKSHARES, INC.                                    1,000                 17,000

COMPASS BANCSHARES, INC.                                            700                   23,100

CRESTAR FINANICAL CORP.                                             1,100                 55,550

CULLEN FROST BANKERS, INC.                                          300                   12,825

FIFTH THIRD BANCORP                                                 2,201                 117,066

FIRST AMERICAN CORP.                                                917                   32,897

FIRST HAWAIIAN, INC.                                                300                   8,813

FIRST SECURITY CORP.                                                2,000                 31,000

FIRST TENNESSEE NATIONAL CORP.                                      1,500                 35,719

FIRST UNION CORP.                                                   6,805                 330,043

FIRST VIRGINIA BANKS, INC.                                          700                   30,100

FIRSTAR CORP.                                                       1,300                 50,375

FIRSTMERIT CORP.                                                    300                   6,638


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FULTON FINANCIAL CORP.                                              125                   2,453

HIBERNIA CORP. CLASS A                                              1,900                 25,650

HUBCO, INC.                                                         1,076                 28,514

HUNTINGTON BANCSHARES, INC.                                         2,110                 48,003

KEYCORP                                                             3,800                 96,900

KEYSTONE FINANCIAL, INC.                                            600                   16,725

M&T BANK CORP.                                                      12                    4,920

MARSHALL & ILSLEY CORP.                                             1,100                 48,400

MELLON BANK CORP.                                                   1,700                 88,400

MERCANTILE BANCORP., INC.                                           1,400                 61,513

MERCANTILE BANKSHARES CORP.                                         700                   19,600

MORGAN (JP) & CO., INC.                                             1,400                 130,200

NATIONAL CITY CORP.                                                 2,710                 159,213

NATIONAL COMMMERCE BANCORP                                          1,000                 16,750

NATIONSBANK CORP.                                                   6,875                 391,875

NORTH FORK BANCORP, INC.                                            1,678                 31,882

NORTHERN TRUST CORP.                                                1,100                 61,325

NORWEST CORP.                                                       5,700                 169,575

PACIFIC CENTURY FINANCIAL CORP.                                     900                   13,275

PEOPLES HERITAGE FINANCIAL GROUP, INC.                              1,332                 20,896

PNC FINANCIAL CORP.                                                 2,200                 94,600

POPULAR, INC.                                                       800                   22,400

PROVIDENT FINANCIAL GROUP, INC.                                     300                   11,475

PROVIDIAN FINANCIAL CORP.                                           800                   51,350

R&G FINANCIAL CORP. CLASS B                                         200                   3,075

REGIONS FINANCIAL CORP.                                             2,058                 71,258

REPUBLIC OF NEW YORK CORP.                                          1,200                 49,500

RIGGS NATIONAL CORP.                                                500                   11,000

SANDWICH BANCORP, INC.                                              100                   5,713

SILICON VALLEY BANCSHARES (A)                                       500                   12,219

SOUTHTRUST CORP.                                                    1,600                 51,800

STAR BANC CORP.                                                     1,238                 67,935

STATE STREET CORP.                                                  1,400                 72,888


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SUMMIT BANCORP                                                      1,700                 58,013

SUNTRUST BANKS, INC.                                                1,800                 100,800

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

SYNOVUS FINANICAL CORP.                                             1,300                $ 23,644

T R FINANCIAL CORP.                                                 400                   8,275

TRUSTMARK CORP.                                                     400                   6,950

U.S. BANCORP                                                        5,100                 174,038

UNION PLANTERS CORP.                                                1,187                 47,777

UNIONBANCAL CORP.                                                   200                   14,975

UNITED BANKSHARES, INC.                                             600                   14,925

US TRUST CORP.                                                      300                   18,000

UST CORP.                                                           841                   13,877

VALLEY NATIONAL BANCORP                                             325                   8,856

WACHOVIA CORP.                                                      1,763                 129,250

WELLS FARGO & CO.                                                   700                   197,313

WESTAMERICA BANCORP.                                                900                   21,825

WHITNEY HOLDING CORP.                                               100                   3,663

WILMINGTON TRUST CORP.                                              100                   4,675

ZIONS BANCORP                                                       868                   33,310

                                                                                          5,255,750

CREDIT & OTHER FINANCE - 1.8%

AAMES FINANCIAL CORP.                                               500                   3,250

ALLIED CAPITAL CORP.                                                800                   12,800

AMERICAN EXPRESS CO.                                                3,300                 257,400

AMERICREDIT CORP. (A)                                               500                   12,469

ARCADIA FINANCIAL LTD. (A)                                          300                   1,069

ASSOCIATES FIRST CAPITAL CORP.                                      2,705                 159,933

CASH AMERICA INTERNATIONAL, INC.                                    400                   4,850

CIT GROUP, INC. CLASS A                                             1,400                 35,963

COAST FEDERAL LITIGATION CONTINGENT PAYMENTS RIGHTS TRUST RIGHTS    200                   2,013
12/31/00 (A)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CONCORD EFS, INC. (A)                                               950                   18,763

CONSUMER PORTFOLIO SERVICES, INC. (A)                               100                   191

CONTIFINANCIAL CORP. (A)                                            400                   5,050

COUNTRYWIDE CREDIT INDUSTRIES, INC.                                 600                   22,463

CREDIT ACCEPTANCE CORP. (A)                                         200                   1,275

DORAL FINANCIAL CORP.                                               600                   9,000

EQUITABLE COMPANIES (THE), INC.                                     1,500                 85,781

FINOVA GROUP, INC.                                                  600                   26,775

FIRST ALLIANCE CORP. (A)                                            400                   3,000

FIRST CHICAGO NBD CORP.                                             2,200                 139,425

FIRSTPLUS FINANCIAL GROUP, INC. (A)                                 200                   4,550

FLEET FINANCIAL GROUP, INC.                                         2,115                 138,665

FRANCHISE MORTGAGE ACCEPTANCE CO. (A)                               300                   4,838

GREENPOINT FINANCIAL CORP.                                          1,100                 27,706

HEALTHCARE FINANCIAL PARTNERS, INC. (A)                             300                   9,150

HELLER FINANCIAL, INC. CLASS A                                      500                   9,875

HOUSEHOLD INTERNATIONAL, INC.                                       3,719                 137,371

IMC MORTGAGE CO. (A)                                                400                   2,700

IMPERIAL CREDIT INDUSTRIES (A)                                      700                   9,538

INSIGNIA FINANCIAL GROUP CLASS A (A)                                500                   8,781

LIFE FINANCIAL CORP. (A)                                            200                   1,225

LONG BEACH FINANCIAL CORP. (A)                                      400                   3,200



                                                                   SHARES                VALUE (NOTE 1)

MBNA CORP.                                                          3,400                $ 79,900

MERCURY FINANCE CO. (A)                                             2,800                 266

METRIS COMPANIES, INC.                                              300                   17,700

OLD KENT FINANCIAL CORP.                                            1,140                 36,765

RESOURCE BANCSHARES MORTGAGE                                        605                   9,529
GROUP, INC.

SOUTHERN PACIFIC FUNDING CORP. (A)                                  600                   4,875

TRANSAMERICA CORP.                                                  400                   41,025

UNITED COMPANIES FINANCIAL CORP.                                    300                   4,200

                                                                                          1,353,329


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FEDERAL SPONSORED CREDIT - 0.8%

FANNIE MAE                                                          7,400                 420,413

FREDDIE MAC                                                         4,700                 185,650

SLM HOLDING CORP.                                                   1,050                 37,669

                                                                                          643,732

INSURANCE - 4.7%

20TH CENTURY INDUSTRIES, INC.                                       100                   2,475

AETNA, INC.                                                         1,300                 78,244

AFLAC, INC.                                                         1,600                 40,200

ALFA CORP.                                                          100                   1,875

ALLIED GROUP, INC.                                                  300                   14,081

ALLMERICA FINANCIAL CORP.                                           600                   35,775

ALLSTATE CORP.                                                      5,800                 217,500

AMBAC, INC.                                                         800                   37,750

AMERICAN ANNUITY GROUP, INC.                                        200                   4,375

AMERICAN BANKERS INSURANCE GROUP, INC.                              200                   10,375

AMERICAN FINANCIAL GROUP, INC.                                      300                   9,975

AMERICAN GENERAL CORP.                                              1,629                 104,663

AMERICAN INTERNATIONAL GROUP, INC.                                  7,600                 587,575

AMERIN CORP. (A)                                                    500                   11,406

AMERUS LIFE HOLDINGS, INC.                                          67                    1,784

AON CORP.                                                           1,200                 75,075

ARGONAUT GROUP, INC.                                                200                   5,150

ARM FINANCIAL GROUP, INC. CLASS A                                   600                   8,700

ATLANTIC AMERICAN CORP. (A)                                         100                   438

BERKLEY (W.R.) CORP.                                                500                   15,813

BERKSHIRE HATHAWAY, INC. CLASS A (A)                                9                     544,500

CHICAGO TITLE CORP.                                                 300                   10,556

CHOICEPOINT, INC. (A)                                               100                   3,963

CHUBB CORP. (THE)                                                   1,400                 87,500

CIGNA CORP.                                                         1,400                 81,463

CINCINNATI FINANCIAL CORP.                                          1,100                 36,988

CITIZENS CORP.                                                      100                   2,531

CMAC INVESTMENTS CORP.                                              500                   19,250

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CNA FINANCIAL CORP. (A)                                             1,000                 36,625

COMMERCE GROUP, INC.                                                100                   2,625

CONSECO, INC.                                                       2,040                 56,355

DELPHI FINANCIAL GROUP, INC. CLASS A                                200                   8,350

ENHANCE FINANCIAL SERVICES GROUP, INC.                              400                   10,050

ENVOY CORP. (A)                                                     400                   8,700

ERIE INDEMNITY CO. CLASS A                                          200                   5,250

EVEREST REINSURANCE HOLDINGS, INC.                                  700                   24,500

EXECUTIVE RISK, INC.                                                300                   10,800

FIDELITY NATIONAL FINANCIAL, INC.                                   210                   5,814

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

FINANCIAL SECURITY ASSURANCE                                        500                  $ 24,688
HOLDINGS LTD.

FIRST AMERICAN FINANCIAL CORP.                                      700                   18,025

FIRST HEALTH GROUP CORP. (A)                                        200                   4,038

FREMONT GENERAL CORP.                                               200                   8,550

FRONTIER INSURANCE GROUP, INC.                                      330                   4,558

GENERAL RE CORP.                                                    500                   103,750

HARLEYSVILLE GROUP, INC.                                            100                   1,950

HARTFORD FINANCIAL SERVICES GROUP, INC.                             2,000                 89,500

HARTFORD LIFE, INC. CLASS A                                         400                   20,500

HCC INSURANCE HOLDINGS, INC.                                        300                   5,606

HEALTHCARE RECOVERIES, INC. (A)                                     400                   3,900

HEALTHPLAN SERVICES CORP.                                           100                   1,081

HORACE MANN EDUCATORS CORP.                                         600                   16,725

HSB GROUP, INC.                                                     400                   17,350

INSPIRE INSURANCE SOLUTIONS, INC.                                   300                   5,513

JEFFERSON-PILOT CORP.                                               1,000                 56,750

JOHN ALDEN FINANCIAL CORP.                                          600                   13,463

LANDAMERICA FINANCIAL GROUP, INC.                                   300                   14,906

LIFE RE CORP.                                                       200                   17,950

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LINCOLN NATIONAL CORP.                                              900                   77,400

LOEWS CORP.                                                         700                   59,063

MARSH & MCLENNAN COMPANIES, INC.                                    2,250                 109,125

MBIA, INC.                                                          493                   27,670

MERCURY GENERAL CORP.                                               700                   25,594

MGIC INVESTMENT CORP.                                               1,200                 49,800

NAC RE CORP.                                                        400                   18,875

NATIONWIDE FINANCIAL SERVICES, INC.                                 400                   17,875
CLASS A

OHIO CASUALTY CORP.                                                 500                   18,750

OLD REPUBLIC INTERNATIONAL CORP.                                    750                   16,734

ORION CAPITAL CORP.                                                 600                   22,350

PENNCORP FINANCIAL GROUP, INC.                                      1,100                 3,850

PMI GROUP, INC.                                                     500                   27,688

PRESIDENTIAL LIFE CORP.                                             100                   1,988

PROGRESSIVE CORP.                                                   400                   38,975

PROTECTIVE LIFE CORP.                                               200                   6,175

PROVIDENT COMPANIES, INC.                                           1,100                 39,600

RELIANCE GROUP HOLDINGS, INC.                                       600                   7,575

RELIASTAR FINANCIAL CORP.                                           1,000                 39,250

SAFECO CORP.                                                        1,400                 56,875

SELECTIVE INSURANCE GROUP, INC.                                     200                   3,556

ST. PAUL COMPANIES, INC. (THE)                                      2,106                 64,365

STEWART INFORMATION SERVICES CORP.                                  200                   10,425

SUNAMERICA, INC.                                                    1,300                 80,519

TIG HOLDINGS, INC.                                                  600                   8,288

TORCHMARK CORP.                                                     1,400                 50,050

TRANSATLANTIC HOLDINGS, INC.                                        100                   8,119

TRAVELERS PROPERTY CASUALTY CORP.                                   900                   29,644
CLASS A

UICI (A)                                                            600                   9,113



                                                                   SHARES                VALUE (NOTE 1)

UNITRIN, INC.                                                       600                  $ 33,825

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


UNUM CORP.                                                          1,300                 57,200

VESTA INSURANCE GROUP CORP.                                         400                   3,775

                                                                                          3,671,943

SAVINGS & LOANS - 0.6%

AHMANSON (H.F.) & CO.                                               560                   29,855

ALBANK FINANCIAL CORP.                                              300                   14,888

ASTORIA FINANCIAL CORP.                                             600                   21,600

BANK PLUS CORP. (A)                                                 1,100                 8,388

BANK UNITED CORP. CLASS A                                           600                   19,950

BANKUNITED FINANCIAL CORP. CLASS A (A)                              500                   4,313

BAY VIEW CAPITAL CORP.                                              400                   6,800

CHARTER ONE FINANCIAL, INC.                                         1,500                 34,500

COMMERCIAL FEDERAL CORP.                                            750                   16,500

DIME BANCORP, INC.                                                  600                   11,400

GOLDEN STATE BANCORP, INC.                                          1,036                 16,447

GOLDEN STATE BANCORP, INC. LITIGATION                               400                   1,800
WARRANTS 1/1/01 (A)

GOLDEN WEST FINANCIAL CORP.                                         300                   22,838

INDEPENDENCE COMMUNITY BANK CORP. (A)                               400                   4,400

LONG ISLAND BANCORP, INC.                                           400                   15,000

OCWEN FINANCIAL CORP. (A)                                           300                   4,575

PEOPLE'S BANK                                                       100                   2,100

PEOPLES BANCORP, INC.                                               400                   2,788

PROVIDENT BANCSHARES CORP.                                          415                   9,338

RELIANCE BANCORP, INC.                                              300                   7,819

REPUBLIC SECURITY FINANCIAL CORP.                                   200                   1,500

ROSLYN BANCORP, INC.                                                1,000                 13,750

SECURITY FIRST NETWORK BANK (A)                                     300                   3,675

SIS BANCORP., INC.                                                  400                   13,400

SOVEREIGN BANCORP, INC.                                             1,934                 23,571

ST. PAUL BANCORP, INC.                                              1,200                 20,700

STERLING FINANCIAL CORP. WASHINGTON (A)                             100                   1,475

TCF FINANCIAL CORP.                                                 1,200                 26,475

WASHINGTON FEDERAL, INC.                                            610                   13,801


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

WASHINGTON MUTUAL, INC.                                             2,900                 92,800

WEBSTER FINANCIAL CORP.                                             568                   11,715

WESTERNBANK PUERTO RICO                                             200                   2,600

                                                                                          480,761

SECURITIES INDUSTRY - 1.6%

ACACIA RESEARCH CORP. (A)                                           400                   1,450

ALLIANCE CAPITAL MANAGEMENT LP                                      800                   16,550

AMERITRADE HOLDING CORP. CLASS A (A)                                600                   8,550

BEAR STEARNS COMPANIES, INC.                                        800                   29,550

DONALDSON LUFKIN & JENRETTE, INC.                                   700                   24,500

EDWARDS (A.G.), INC.                                                1,000                 27,125

FRANKLIN RESOURCES, INC.                                            2,000                 64,500

FRIEDMAN, BILLINGS, RAMSEY GROUP, INC. CLASS A (A)                  300                   1,913

HAMBRECHT & QUIST GROUP (A)                                         400                   8,100

LEGG MASON, INC.                                                    400                   19,000

LEHMAN BROTHERS HOLDINGS, INC.                                      700                   27,563

MARKET GUIDE, INC. (A)                                              300                   1,219

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

MERRILL LYNCH & CO., INC.                                           2,400                $ 158,400

MORGAN STANLEY, DEAN WITTER, DISCOVER AND CO.                       4,300                 249,669

NVEST L.P.                                                          100                   2,606

PAINEWEBBER GROUP, INC.                                             850                   29,538

PIMCO ADVISORS HOLDINGS LP UNIT                                     767                   21,428

PIONEER GROUP, INC.                                                 600                   10,763

PRICE (T. ROWE) ASSOCIATES, INC.                                    1,200                 36,525

RAYMOND JAMES FINANCIAL, INC.                                       250                   4,297

SCHWAB (CHARLES) CORP.                                              1,800                 53,775

SECURITY CAPITAL GROUP, INC. CLASS B (A)                            600                   12,750

TRAVELERS GROUP, INC. (THE)                                         8,269                 366,937

UNITED ASSET MANAGEMENT CORP.                                       1,000                 21,750


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


WADDELL & REED FINANCIAL, INC. CLASS A                              500                   8,313

ZITEL CORP. (A)                                                     200                   506

                                                                                          1,207,277

TOTAL FINANCE                                                                             12,612,792

HEALTH - 10.7%

DRUGS & PHARMACEUTICALS - 6.8%

ADVANCED TISSUE SCIENCES, INC. (A)                                  400                   812

AGOURON PHARMACEUTICALS, INC. (A)                                   500                   9,625

ALGOS PHARMACEUTICAL CORP. (A)                                      300                   6,394

ALKERMES, INC. (A)                                                  300                   3,281

ALLERGAN SPECIALTY THERAPEUTICS, INC. CLASS A                       15                    145

ALLERGAN, INC.                                                      700                   33,075

ALPHARMA, INC. CLASS A                                              100                   2,375

ALZA CORP. CLASS A.                                                 900                   32,400

AMERICAN HOME PRODUCTS CORP.                                        9,400                 471,175

AMGEN, INC. (A)                                                     1,700                 103,488

ANDRX CORP. (A)                                                     300                   8,794

ANESTA CORP. (A)                                                    100                   1,225

ARQULE, INC. (A)                                                    400                   1,800

AVIRON (A)                                                          200                   4,338

AXYS PHARMACEUTICALS, INC. (A)                                      335                   1,330

BARR LABORATORIES, INC. (A)                                         200                   5,125

BIO-TECHNOLOGY GENERAL CORP. (A)                                    600                   2,550

BIOGEN, INC. (A)                                                    700                   32,375

BIOMATRIX, INC. (A)                                                 200                   8,763

BIOTIME, INC. (A)                                                   200                   1,175

BRISTOL-MYERS SQUIBB CO.                                            7,200                 704,700

CELGENE CORP. (A)                                                   100                   594

CELL GENESYS, INC. (A)                                              100                   419

CENTOCOR, INC. (A)                                                  700                   22,750

CEPHALON, INC. (A)                                                  200                   806

CHIRON CORP. (A)                                                    1,800                 25,875

COLUMBIA LABORATORIES, INC. (A)                                     100                   250

COR THERAPEUTICS, INC. (A)                                          100                   953

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


COULTER PHARMACEUTICAL, INC. (A)                                    200                   2,800



                                                                   SHARES                VALUE (NOTE 1)

CREATIVE BIOMOLECULES, INC. (A)                                     100                  $ 275

CURATIVE HEALTH SERVICES, INC. (A)                                  100                   2,475

CYTYC CORP. (A)                                                     200                   1,600

DEPOTECH CORP. (A)                                                  100                   125

DURA PHARMACEUTICALS, INC. (A)                                      600                   9,900

ENTREMED, INC. (A)                                                  200                   3,388

ENZO BIOCHEM, INC.                                                  105                   827

ENZON, INC. (A)                                                     100                   406

FOREST LABORATORIES, INC. (A)                                       400                   13,100

GENENTECH, INC. (SPECIAL) (A)                                       1,100                 72,600

GENZYME CORP. (A)                                                   900                   24,300

GERON CORP. (A)                                                     200                   844

GILEAD SCIENCES, INC. (A)                                           500                   9,125

GLIATECH, INC. (A)                                                  300                   3,938

GUILFORD PHARMACEUTICALS, INC. (A)                                  300                   3,563

HEMISPHERX BIOPHARMA, INC. (A)                                      600                   5,100

HERBALIFE INTERNATIONAL, INC. CLASS A                               33                    439

HUMAN GENOME SCIENCES, INC. (A)                                     400                   9,900

ICN PHARMACEUTICALS, INC.                                           300                   4,613

ICOS CORP. (A)                                                      600                   8,925

IDEC PHARMACEUTICALS CORP. (A)                                      400                   7,200

IDEXX LABORATORIES, INC. (A)                                        200                   3,500

IGEN INTERNATIONAL, INC. (A)                                        200                   4,400

IMMUNEX CORP. (A)                                                   400                   20,250

INCYTE PHARMACEUTICALS, INC. (A)                                    400                   7,750

INHALE THERAPEUTIC SYSTEMS, INC. (A)                                300                   6,525

INTEGRATED PROCESS EQUIPMENT CORP. (A)                              200                   1,100

ISIS PHARMACEUTICALS CO. (A)                                        300                   2,175

JONES PHARMA, INC.                                                  400                   8,350

KOS PHARMACEUTICALS, INC.                                           300                   1,500


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LIFE TECHNOLOGIES, INC.                                             500                   16,563

LIGAND PHARMACEUTICALS, INC. CLASS B (A)                            600                   3,450

LILLY (ELI) & CO.                                                   8,000                 524,000

MEDICIS PHARMACEUTICAL CORP. CLASS A (A)                            300                   9,825

MEDIMMUNE, INC. (A)                                                 300                   14,475

MERCK & CO., INC.                                                   8,700                 1,008,656

MICROVISION, INC. (A)                                               100                   700

MILLENNIUM PHARMACEUTICALS, INC. (A)                                400                   4,600

MYLAN LABORATORIES, INC.                                            1,200                 27,450

NATURES SUNSHINE PRODUCTS, INC.                                     100                   1,413

NBTY, INC. (A)                                                      800                   7,300

NEORX CORP. (A)                                                     700                   1,859

NEOTHERAPEUTICS, INC. (A)                                           300                   1,800

NEXSTAR PHARMECEUTICALS, INC. (A)                                   100                   666

ORGANOGENESIS, INC.                                                 250                   2,172

PAREXEL INTERNATIONAL CORP. (A)                                     400                   9,950

PATHOGENESIS CORP. (A)                                              400                   9,000

PFIZER, INC.                                                        9,500                 883,500

PHARMACEUTICAL PRODUCT                                              400                   8,150
DEVELOPMENT, INC. (A)

PHARMACOPEIA, INC. (A)                                              100                   1,039

PHARMACYCLICS, INC. (A)                                             200                   2,938

PROTEIN DESIGN LABS, INC. (A)                                       200                   3,400

QUINTILES TRANSNATIONAL CORP. (A)                                   800                   28,600

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS - CONTINUED

REXALL SUNDOWN, INC. (A)                                            700                  $ 12,775

SANGSTAT MEDICAL CORP. (A)                                          200                   3,325

SCHERING-PLOUGH CORP.                                               5,300                 464,413

SCIOS, INC. (A)                                                     400                   1,900

SEPRACOR, INC. (A)                                                  300                   14,288

SEROLOGICALS CORP. (A)                                              150                   2,550


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SIGMA-ALDRICH CORP.                                                 1,100                 30,525

SUGEN, INC. (A)                                                     400                   4,500

TECHNICAL CHEMICALS & PRODUCTS, INC. (A)                            100                   175

TEXAS BIOTECHNOLOGY CORP. (A)                                       100                   263

THERAGENICS CORP. (A)                                               600                   7,575

TWINLAB CORP. (A)                                                   500                   14,563

VERTEX PHARMACEUTICALS, INC. (A)                                    500                   7,625

VICAL, INC. (A)                                                     400                   3,063

VIVUS, INC. (A)                                                     200                   600

WARNER-LAMBERT CO.                                                  5,900                 384,975

WATSON PHARMACEUTICALS, INC. (A)                                    500                   22,531

                                                                                          5,274,737

MEDICAL EQUIPMENT & SUPPLIES - 3.0%

ABBOTT LABORATORIES                                                 11,100                427,350

ADAC LABORATORIES (A)                                               400                   8,975

ALLEGIANCE CORP.                                                    600                   16,950

AMERISOURCE HEALTH CORP. CLASS A (A)                                300                   14,119

ATL ULTRASOUND, INC.                                                100                   4,969

BARD (C.R.), INC.                                                   800                   26,200

BAUSCH & LOMB, INC.                                                 700                   29,619

BAXTER INTERNATIONAL, INC.                                          1,900                 101,175

BECTON, DICKINSON & CO.                                             2,000                 66,625

BERGEN BRUNSWIG CORP. CLASS A                                       600                   20,475

BINDLEY WESTERN INDUSTRIES, INC.                                    266                   6,983

BIOMET, INC.                                                        1,200                 32,250

BOSTON SCIENTIFIC CORP. (A)                                         1,300                 90,025

CARDINAL HEALTH, INC.                                               1,190                 104,125

COHERENT, INC. (A)                                                  200                   1,788

CONMED CORP. (A)                                                    100                   2,031

COOPER COMPANIES, INC. (A)                                          100                   2,006

CYBERONICS, INC. (A)                                                200                   1,163

CYGNUS, INC. (A)                                                    100                   325

DATASCOPE CORP.                                                     300                   6,113


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


DENTSPLY INTERNATIONAL, INC.                                        800                   17,075

DEPUY, INC.                                                         1,000                 34,375

ECLIPSE SURGICAL TECHNOLOGIES (A)                                   300                   1,688

FONAR CORP.                                                         200                   263

GUIDANT CORP.                                                       1,000                 61,750

HAEMONETICS CORP. (A)                                               100                   1,569

HEARTPORT, INC. (A)                                                 200                   825

HILLENBRAND INDUSTRIES, INC.                                        300                   16,069

HOLOGIC, INC. (A)                                                   200                   2,688

I-STAT CORP. (A)                                                    100                   763

IMATRON, INC. (A)                                                   1,500                 2,109



                                                                   SHARES                VALUE (NOTE 1)

INCONTROL, INC. (A)                                                 900                  $ 5,175

INTERPORE INTERNATIONAL (A)                                         100                   375

INVACARE CORP.                                                      700                   14,175

JOHNSON & JOHNSON                                                   9,700                 669,300

MALLINCKRODT, INC.                                                  1,000                 22,875

MARQUETTE MEDICAL SYSTEMS, INC. (A)                                 100                   2,381

MCKESSON CORP.                                                      800                   60,000

MEDTRONIC, INC.                                                     3,200                 164,400

MENTOR CORP.                                                        600                   8,775

MILLIPORE CORP.                                                     400                   8,675

MINIMED, INC. (A)                                                   200                   10,200

NCS HEALTHCARE, INC. (A)                                            500                   8,438

NEOPROBE CORP. (A)                                                  100                   100

NOVOSTE CORP. (A)                                                   500                   6,500

OAKLEY, INC. (A)                                                    400                   4,025

OCULAR SCIENCES, INC. (A)                                           300                   5,306

OMNICARE, INC.                                                      1,000                 31,188

OSTEOTECH, INC. (A)                                                 300                   6,863

PALL CORP.                                                          1,500                 30,750

PATTERSON DENTAL CO. (A)                                            400                   11,925

PERCLOSE, INC. (A)                                                  300                   5,156

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PERRIGO CO. (A)                                                     600                   5,100

PHARMERICA, INC. (A)                                                1,836                 7,172

PHYSIO-CONTROL INTERNATIONAL CORP. (A)                              400                   10,250

PLC SYSTEMS, INC. (A)                                               400                   1,775

PSS WORLD MEDICAL, INC. (A)                                         900                   13,838

QUIGLEY CORP. (A)                                                   200                   1,438

RESMED, INC. (A)                                                    200                   7,400

RESPIRONICS, INC. (A)                                               500                   5,750

SABRATEK CORP. (A)                                                  300                   5,513

SONOSIGHT, INC. (A)                                                 33                    186

SONUS PHARMACEUTICALS, INC. (A)                                     200                   1,800

SPACELABS MEDICAL, INC. (A)                                         500                   8,594

ST. JUDE MEDICAL, INC. (A)                                          472                   10,414

STERIS CORP. (A)                                                    800                   19,100

STRYKER CORP.                                                       500                   16,063

SYBRON INTERNATIONAL, INC. (A)                                      500                   9,094

TELEFLEX, INC.                                                      200                   6,300

THERMO CARDIOSYSTEMS, INC. (A)                                      100                   1,500

U.S. SURGICAL CORP.                                                 600                   23,963

UROMED CORP. (A)                                                    20                    26

VISX, INC. (A)                                                      200                   9,600

WESLEY JESSEN VISIONCARE, INC. (A)                                  400                   6,800

ZONAGEN, INC. (A)                                                   200                   2,938

                                                                                          2,353,636

MEDICAL FACILITIES MANAGEMENT - 0.9%

ALTERNATIVE LIVING SERVICES, INC. (A)                               500                   8,875

AMERICAN HEALTHCORP, INC.                                           100                   750

AMERICAN HOMEPATIENT, INC. (A)                                      300                   1,838

AMERICAN ONCOLOGY RESOURCES, INC. (A)                               200                   1,700

AMSURG CORP. CLASS A (A)                                            9                     59

APRIA HEALTHCARE GROUP, INC. (A)                                    400                   1,675

ARV ASSISTED LIVING, INC. (A)                                       100                   850


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT - CONTINUED

ATRIA COMMUNITIES, INC. (A)                                         400                  $ 7,625

BEVERLY ENTERPRISES, INC.                                           1,000                 7,875

COLUMBIA/HCA HEALTHCARE CORP.                                       4,400                 99,275

COMPDENT CORP. (A)                                                  200                   2,975

CONCENTRA MANAGED CARE, INC. (A)                                    900                   11,531

COVANCE, INC. (A)                                                   300                   6,675

COVENTRY HEALTH CARE, INC. (A)                                      300                   1,350

FOUNDATION HEALTH SYSTEMS, INC.                                     800                   8,950
CLASS A (A)

FPA MEDICAL MANAGEMENT, INC. (A)                                    500                   35

GENESIS HEALTH VENTURES, INC. (A)                                   800                   9,500

HEALTH CARE & RETIREMENT CORP. (A)                                  700                   17,850

HEALTH MANAGEMENT ASSOCIATES, INC. CLASS A (A)                      1,450                 26,191

HEALTHSOUTH CORP. (A)                                               2,719                 51,491

HUMANA, INC. (A)                                                    1,300                 16,900

IMPATH, INC. (A)                                                    300                   7,088

INTEGRATED HEALTH SERVICES, INC.                                    700                   13,563

LINCARE HOLDINGS, INC. (A)                                          700                   23,756

MANOR CARE, INC.                                                    200                   4,800

MARINER POST-ACUTE NETWORK, INC. (A)                                1,100                 7,838

MEDICAL RESOURCES, INC. (A)                                         66                    272

MEDQUIST, INC. (A)                                                  500                   10,500

MID-ATLANTIC MEDICAL SERVICES, INC. (A)                             200                   1,113

NOVACARE, INC. (A)                                                  300                   2,194

ORTHODONTIC CENTERS OF AMERICA, INC. (A)                            500                   7,094

OXFORD HEALTH PLANS, INC. (A)                                       400                   2,450

PACIFICARE HEALTH SYTEMS, INC. CLASS B (A)                          400                   25,200

PEDIATRIX MEDICAL GROUP (A)                                         100                   3,894

PHYCOR, INC. (A)                                                    400                   2,775

PHYMATRIX CORP. (A)                                                 200                   563

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PHYSICIAN RELIANCE NETWORK, INC. (A)                                300                   2,381

QUEST DIAGONOSTICS, INC. (A)                                        100                   1,663

QUORUM HEALTH GROUP, INC. (A)                                       1,000                 19,000

RENAL CARE GROUP, INC. (A)                                          750                   15,141

RES-CARE, INC. (A)                                                  200                   2,912

SUN HEALTHCARE GROUP, INC. (A)                                      1,200                 10,500

SUNRISE ASSISTED LIVING, INC. (A)                                   400                   10,550

TENET HEALTHCARE CORP. (A)                                          1,900                 49,044

TOTAL RENAL CARE HOLDINGS, INC. (A)                                 967                   18,373

TRIGON HEALTHCARE, INC. (A)                                         700                   19,338

UNITED DENTAL CARE, INC. (A)                                        300                   5,250

UNITED HEALTHCARE CORP.                                             1,100                 39,738

UNIVERSAL HEALTH SERVICES, INC. CLASS B (A)                         500                   19,375

UROLOGIX, INC. (A)                                                  200                   950

VENTAS, INC.                                                        400                   4,250

WELLPOINT HEALTH NETWORKS, INC. (A)                                 600                   32,025

                                                                                          647,560

TOTAL HEALTH                                                                              8,275,933



                                                                   SHARES                VALUE (NOTE 1)

HOLDING COMPANIES - 0.1%

CINERGY CORP.                                                       1,800                $ 62,550

LEUCADIA NATIONAL CORP.                                             100                   2,769

TRIARC COMPANIES, INC. CLASS A (A)                                  100                   1,494

U.S. INDUSTRIES, INC.                                               1,300                 18,038

                                                                                          84,851

INDUSTRIAL MACHINERY & EQUIPMENT - 4.5%

ELECTRICAL EQUIPMENT - 3.2%

ADTRAN, INC. (A)                                                    400                   8,600

ADVANCED LIGHTING TECHNOLOGIES, INC. (A)                            100                   1,625

AMERICAN POWER CONVERSION CORP. (A)                                 900                   24,300

AMTECH CORP. (A)                                                    100                   475

ANICOM, INC. (A)                                                    100                   850

ANTEC CORP. (A)                                                     600                   9,638

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


AVID TECHNOLOGY, INC. (A)                                           400                   10,100

BMC INDUSTRIES, INC.                                                300                   1,200

CALIFORNIA MICROWAVE, INC. (A)                                      100                   1,075

CYBEROPTICS CORP. (A)                                               100                   1,250

CYMER, INC. (A)                                                     300                   3,075

EMERSON ELECTRIC CO.                                                3,543                 201,951

GENERAL ELECTRIC CO.                                                24,000                1,920,000

GENERAL INSTRUMENT CORP. (A)                                        1,200                 23,850

GENERAL SIGNAL CORP.                                                700                   25,725

GENLYTE GROUP, INC. (A)                                             300                   5,100

GRAINGER (W.W.), INC.                                               1,100                 43,106

HARRIS CORP.                                                        1,000                 31,875

HONEYWELL, INC.                                                     1,100                 68,750

HUBBELL, INC. CLASS B                                               800                   28,600

HUGHES SUPPLY, INC.                                                 100                   2,725

IEC ELECTRONICS CORP. (A)                                           100                   425

INNOVA CORP.                                                        300                   863

LITTELFUSE, INC. (A)                                                400                   6,700

MAGNETEK, INC. (A)                                                  100                   1,300

OMNIPOINT CORP. (A)                                                 700                   7,700

ORTEL CORP. (A)                                                     300                   3,413

PINNACLE SYSTEMS (A)                                                200                   6,025

POWERWAVE TECHNOLOGIES, INC. (A)                                    300                   1,969

ROFIN SINAR TECHNOLOGIES, INC. (A)                                  300                   3,075

ROPER INDUSTRIES, INC.                                              100                   1,700

SCIENTIFIC-ATLANTA, INC.                                            500                   8,844

SENSORMATIC ELECTRONICS CORP. (A)                                   400                   3,050

SLI, INC. (A)                                                       350                   4,813

SMITH (A.O.) CORP. CLASS B                                          150                   2,831

TRANSCRYPT INTERNATIONAL, INC. (A)                                  300                   788

VWR SCIENTIFIC PRODUCTS CORP. (A)                                   200                   4,950

ZOLTEK COMPANIES, INC. (A)                                          100                   1,300

                                                                                          2,473,616

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%

AGCO CORP.                                                          400                   3,450

APPLIED POWER, INC. CLASS A                                         600                   14,888

ASTEC INDUSTRIES, INC. (A)                                          300                   10,575

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

BRIGGS & STRATTON CORP.                                             400                  $ 14,725

CASE CORP.                                                          800                   21,600

CATERPILLAR, INC.                                                   2,500                 105,469

CINCINNATI MILACRON, INC.                                           200                   3,875

COOPER INDUSTRIES, INC.                                             1,200                 51,075

CUNO, INC. (A)                                                      400                   6,050

DEERE & CO.                                                         2,000                 65,875

DOVER CORP.                                                         2,100                 57,225

DT INDUSTRIES, INC.                                                 300                   4,416

EXIDE CORP.                                                         200                   1,988

FLOW INTERNATIONAL CORP. (A)                                        600                   5,925

FLOWSERVE CORP.                                                     800                   15,000

FSI INTERNATIONAL, INC. (A)                                         100                   538

HARNISCHFEGER INDUSTRIES, INC.                                      800                   12,850

ILLINOIS TOOL WORKS, INC.                                           1,600                 77,500

INGERSOLL-RAND CO.                                                  1,600                 63,600

IONICS, INC. (A)                                                    200                   4,913

JLG INDUSTRIES, INC.                                                200                   2,938

JLK DIRECT DISTRUTION, INC. CLASS A (A)                             300                   3,919

KENNAMETAL, INC.                                                    500                   12,969

KUHLMAN CORP.                                                       300                   7,088

MANITOWOC CO., INC.                                                 100                   2,631

MSC INDUSTRIAL DIRECT, INC. (A)                                     300                   6,319

PARKER-HANNIFIN CORP.                                               1,200                 34,800

PLASMA-THERM, INC. (A)                                              100                   275

PRI AUTOMATION, INC.                                                200                   2,500

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ROBOTIC VISION SYSTEMS, INC. (A)                                    100                   325

STANLEY WORKS                                                       700                   27,563

STEWART & STEVENSON SERVICES, INC.                                  600                   7,838

TENNECO, INC.                                                       1,800                 57,038

TIMKEN CO.                                                          400                   7,275

UCAR INTERNATIONAL, INC. (A)                                        300                   5,438

ULTRATECH STEPPER, INC. (A)                                         200                   3,463

UNITED STATES FILTER CORP. (A)                                      1,375                 24,750

UNOVA, INC.                                                         300                   4,781

VALMONT INDUSTRIES, INC.                                            700                   10,588

VEECO INSTRUMENTS, INC. (A)                                         200                   4,525

                                                                                          768,560

POLLUTION CONTROL - 0.3%

ALLIED WASTE INDUSTRIES, INC. (A)                                   500                   9,500

AMERICAN DISPOSAL SERVICES, INC. (A)                                400                   11,725

BROWNING-FERRIS INDUSTRIES, INC.                                    1,500                 48,750

EASTERN ENVIRONMENTAL SERVICES, INC. (A)                            500                   12,875

FLANDERS CORP. (A)                                                  300                   1,181

OGDEN CORP.                                                         200                   4,613

SAFETY-KLEEN CORP. (A)                                              1,840                 5,405

SUPERIOR SERVICES, INC. (A)                                         600                   14,925



                                                                   SHARES                VALUE (NOTE 1)

WASTE MANAGEMENT, INC.                                              3,912                $ 172,617

WASTEMASTERS, INC. (A)                                              700                   634

                                                                                          282,225

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                    3,524,401

MEDIA & LEISURE - 5.1%

BROADCASTING - 1.8%

AMERICAN TOWER CORP. CLASS A (A)                                    1,000                 15,750

CABLEVISION SYSTEMS CORP. CLASS A (A)                               600                   20,325

CAPSTAR BROADCASTING CORP. CLASS A (A)                              500                   8,469

CBS CORP.                                                           5,000                 130,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CD RADIO, INC. (A)                                                  300                   4,538

CHANCELLOR MEDIA CORP. (A)                                          1,100                 39,256

CLEAR CHANNEL COMMUNICATIONS, INC. (A)                              1,600                 72,000

COMCAST CORP. CLASS A SPECIAL                                       2,500                 93,438

COX COMMUNICATIONS, INC. CLASS A (A)                                2,100                 88,200

E.W. SCRIPPS CO. CLASS A                                            900                   42,469

ECHOSTAR COMMUNICATIONS CORP.                                       300                   5,288
CLASS A  (A)

EMMIS COMMUNICATIONS CLASS A (A)                                    300                   11,250

HEARST-ARGYLE TELEVISION, INC. (A)                                  200                   6,588

HEFTEL BROADCASTING CORP. CLASS A (A)                               500                   15,125

JACOR COMMUNICATIONS, INC. CLASS A (A)                              500                   29,500

JONES INTERCABLE, INC. CLASS A (A)                                  600                   13,050

MEDIAONE GROUP, INC. (A)                                            4,300                 176,300

METROMEDIA FIBER NETWORK, INC. CLASS A                              600                   12,600

METROMEDIA INTERNATIONAL GROUP, INC. (A)                            300                   1,238

NTL, INC. (A)                                                       400                   15,975

PANAMSAT CORP. (A)                                                  100                   4,238

PAXSON COMMUNICATIONS CORP. (A)                                     400                   3,650

RCN CORP.                                                           800                   11,125

SINCLAIR BROADCAST GROUP, INC.                                      600                   9,638
CLASS A (A)

SMARTALK TELESERVICES, INC. (A)                                     900                   5,681

TCA CABLE TV, INC.                                                  800                   18,400

TCI SATELLITE ENTERTAINMENT, INC.                                   400                   1,600
CLASS A (A)

TELE-COMMUNICATIONS INTERNATIONAL, INC. SERIES A (A)                1,100                 22,825

TELE-COMMUNICATIONS, INC. (TCI GROUP) SERIES A (A)                  3,500                 115,500

TIME WARNER, INC.                                                   4,200                 337,575

U.S. SATELLITE BROADCASTING CO., INC.                               500                   3,188
CLASS A (A)

UNITED INTERNATIONAL HOLDINGS, INC.                                 700                   7,175
CLASS A (A)

UNITED VIDEO SATELLITE GROUP, INC.                                  400                   6,100
CLASS A (A)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



UNIVISION COMMUNICATIONS, INC.                                      500                   13,313
CLASS A (A)

USA NETWORKS, INC. (A)                                              1,012                 19,861

YOUNG BROADCASTING, INC. CLASS A (A)                                200                   10,338

                                                                                          1,391,566

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 1.0%

AMERICAN CLASSIC VOYAGES CO. (A)                                    100                  $ 1,388

AMF BOWLING, INC.                                                   400                   4,825

BALLY TOTAL FITNESS HOLDING CORP. (A)                               500                   7,625

CARMIKE CINEMAS, INC. CLASS A (A)                                   200                   3,900

CARNIVAL CORP.                                                      4,000                 115,500

CEDAR FAIR LP (DEPOSITORY UNIT)                                     100                   2,200

DISNEY (WALT) CO.                                                   14,800                406,075

FAMILY GOLF CENTERS, INC. (A)                                       500                   7,563

FLORIDA PANTHERS HOLDINGS, INC.                                     100                   1,081
CLASS A (A)

HARVEYS CASINO RESORTS                                              200                   4,900

IMAGE ENTERTAINMENT, INC. (A)                                       700                   2,494

K-TEL INTERNATIONAL, INC. (A)                                       500                   3,250

KING WORLD PRODUCTIONS, INC. (A)                                    500                   10,500

MGM GRAND, INC. (A)                                                 494                   14,172

PIXAR (A)                                                           300                   8,644

PLATINUM ENTERTAINMENT, INC. (A)                                    400                   1,600

PREMIER PARKS, INC. (A)                                             800                   13,000

RENTRAK CORP. (A)                                                   400                   1,625

SFX ENTERTAINMENT, INC. CLASS A (A)                                 400                   12,550

SPELLING ENTERTAINMENT GROUP, INC. (A)                              500                   3,000

TELE-COMMUNICATIONS, INC. (TCI VENTURES GROUP) SERIES A (A)         3,200                 53,200

VIACOM, INC. CLASS B (NON-VTG.) (A)                                 2,500                 124,063

                                                                                          803,155

LEISURE DURABLES & TOYS - 0.3%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ARCTIC CAT, INC.                                                    200                   1,725

AUTHENTIC FITNESS CORP.                                             100                   1,156

BRUNSWICK CORP.                                                     1,300                 19,419

CALLAWAY GOLF CO.                                                   1,200                 11,925

CHAMPION ENTERPRISES, INC. (A)                                      600                   14,025

COACHMEN INDUSTRIES, INC.                                           300                   5,606

COLEMAN, INC. (A)                                                   300                   3,038

GALOOB TOYS, INC. (A)                                               100                   738

HARLEY-DAVIDSON, INC.                                               1,300                 40,056

HASBRO, INC.                                                        1,300                 40,706

K2, INC.                                                            100                   1,844

MATTEL, INC.                                                        2,500                 80,938

NATIONAL R.V. HOLDINGS, INC. (A)                                    300                   5,925

POLARIS INDUSTRIES, INC.                                            300                   9,094

SILICON GAMING, INC. (A)                                            100                   375

T-HQ, INC.  (A)                                                     300                   3,394

WEST MARINE, INC. (A)                                               200                   1,475

                                                                                          241,439

LODGING & GAMING - 0.3%

ANCHOR GAMING (A)                                                   200                   9,600

AZTAR CORP. (A)                                                     300                   1,294

BOYD GAMING CORP. (A)                                               300                   1,200

CIRCUS CIRCUS ENTERPRISES, INC. (A)                                 800                   8,200

EXTENDED STAY AMERICA, INC. (A)                                     500                   4,375



                                                                   SHARES                VALUE (NOTE 1)

GTECH HOLDINGS CORP. (A)                                            400                  $ 10,500

HARRAH'S ENTERTAINMENT, INC. (A)                                    500                   7,219

HILTON HOTELS CORP.                                                 2,300                 47,725

HOST MARRIOTT CORP. (A)                                             1,200                 16,800

INTERNATIONAL GAME TECHNOLOGY CORP.                                 800                   15,500

INTERNATIONAL SPEEDWAY CORP. CLASS A                                300                   8,250

MEDITRUST CORP. UNIT                                                1,696                 26,288

MERISTAR HOSPITALITY CORP.                                          1,000                 16,875

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MIRAGE RESORTS, INC. (A)                                            1,400                 20,825

PRIMADONNA RESORTS, INC. (A)                                        400                   3,050

PRIME HOSPITALITY CORP. (A)                                         300                   2,494

PROMUS HOTEL CORP. (A)                                              1,000                 30,750

RIO HOTEL & CASINO, INC. (A)                                        200                   2,988

SERVICO, INC. (A)                                                   300                   2,925

SPEEDWAY MOTORSPORTS, INC. (A)                                      200                   3,250

STATION CASINOS, INC. (A)                                           300                   1,650

SUBURBAN LODGES OF AMERICA, INC. (A)                                200                   1,650

TRUMP HOTELS & CASINO RESORTS, INC. (A)                             700                   2,144

WMS INDUSTRIES, INC.                                                200                   938

                                                                                          246,490

PUBLISHING - 0.9%

ACNIELSEN CORP. (A)                                                 900                   18,056

AMERICAN GREETINGS CORP. CLASS A                                    900                   32,963

APPLIED GRAPHICS TECHNOLOGIES, INC. (A)                             360                   7,358

BANTA CORP.                                                         100                   2,800

BELO (A.H.) CORP. CLASS A                                           1,500                 27,750

CENTRAL NEWSPAPERS, INC. CLASS A                                    300                   18,600

DOW JONES & CO., INC.                                               1,000                 49,813

GANNETT CO., INC.                                                   2,200                 129,800

HARCOURT GENERAL, INC.                                              400                   19,425

HOLLINGER INTERNATIONAL, INC. CLASS A                               1,300                 18,200

HOUGHTON MIFFLIN CO.                                                300                   9,056

JOURNAL REGISTER CO. (A)                                            300                   5,119

KNIGHT RIDDER, INC.                                                 800                   38,100

LEE ENTERPRISES, INC.                                               200                   4,725

MCCLATCHY CO., THE CLASS A                                          100                   3,000

MCGRAW-HILL COMPANIES, INC.                                         900                   68,625

MEREDITH CORP.                                                      200                   6,713

NEW YORK TIMES CO. (THE) CLASS A                                    1,000                 29,000

PRIMEDIA, INC. (A)                                                  200                   2,000

PULITZER PUBLISHING CO.                                             200                   15,213


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

READER'S DIGEST ASSOCIATION, INC. CLASS A (NON-VTG.)                900                   17,663

SCHOLASTIC CORP. (A)                                                100                   3,875

TIMES MIRROR CO. CLASS A                                            900                   51,469

TRIBUNE CO.                                                         1,100                 70,881

WASHINGTON POST CO. CLASS B                                         100                   51,250

WORLD COLOR PRESS, INC. (A)                                         600                   16,875

ZIFF-DAVIS, INC. (A)                                                400                   3,200

                                                                                          721,529

RESTAURANTS - 0.8%

APPLE SOUTH, INC.                                                   800                   9,200

APPLEBEE'S INTERNATIONAL, INC.                                      600                   11,100

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

BOB EVANS FARMS, INC.                                               300                  $ 5,531

BOSTON CHICKEN, INC. (A)                                            400                   387

BRINKER INTERNATIONAL, INC. (A)                                     400                   6,850

BUFFETS, INC. (A)                                                   900                   11,363

CEC ENTERTAINMENT, INC. (A)                                         300                   6,844

CHEESECAKE FACTORY, INC. (A)                                        650                   10,644

CKE RESTAURANTS, INC.                                               410                   12,710

CRACKER BARREL OLD COUNTRY STORE, INC.                              800                   19,550

DARDEN RESTAURANTS, INC.                                            1,100                 17,050

DAVE & BUSTERS, INC. (A)                                            100                   1,550

EINSTEIN/NOAH BAGEL CORP. (A)                                       100                   200

FINE HOST CORP. (A)                                                 500                   516

FOODMAKER, INC. (A)                                                 200                   2,763

KOO KOO ROO, INC. (A)                                               1,100                 1,169

LANDRY'S SEAFOOD RESTAURANTS, INC. (A)                              800                   6,725

LOGAN'S ROADHOUSE, INC. (A)                                         100                   1,663

LONE STAR STEAKHOUSE SALOON (A)                                     200                   1,700

MARRIOTT INTERNATIONAL, INC. CLASS A                                1,600                 44,900

MCDONALD'S CORP.                                                    4,900                 274,706

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


O CHARLEYS, INC. (A)                                                150                   1,406

OUTBACK STEAKHOUSE, INC. (A)                                        600                   18,038

PAPA JOHN'S INTERNATIONAL, INC. (A)                                 600                   15,900

PLANET HOLLYWOOD INTERNATIONAL, INC.                                500                   2,375
CLASS A (A)

RAINFOREST CAFE, INC. (A)                                           250                   2,063

ROCK BOTTOM RESTAURANTS, INC. (A)                                   100                   500

RYAN'S FAMILY STEAK HOUSES, INC. (A)                                1,000                 10,188

SONIC CORP. (A)                                                     150                   2,391

STARBUCKS CORP. (A)                                                 800                   25,250

TRICON GLOBAL RESTAURANTS, INC.                                     800                   29,650

WENDY'S INTERNATIONAL, INC.                                         1,600                 32,100

                                                                                          586,982

TOTAL MEDIA & LEISURE                                                                     3,991,161

NONDURABLES - 7.7%

AGRICULTURE - 0.1%

DEKALB GENETICS CORP. CLASS B                                       200                   17,325

DELTA & PINE LAND CO.                                               200                   8,588

MICHAEL FOODS, INC.                                                 500                   12,375

NORTHLAND CRANBERRIES, INC. CLASS A                                 100                   975

PIONEER HI-BRED INTERNATIONAL, INC.                                 1,500                 50,625

                                                                                          89,888

BEVERAGES - 2.3%

ANHEUSER-BUSCH COMPANIES, INC.                                      3,700                 170,663

BERINGER WINE ESTATES HOLDINGS, INC. CLASS B (A)                    300                   9,150

BROWN-FORMAN CORP. CLASS B                                          300                   18,000

CANANDAIGUA BRANDS, INC. CLASS A (A)                                400                   16,700

CELESTIAL SEASONINGS, INC. (A)                                      100                   3,525

COCA-COLA CO. (THE)                                                 18,100                1,178,763



                                                                   SHARES                VALUE (NOTE 1)

COCA-COLA ENTERPRISES, INC.                                         3,500                $ 83,125

COORS (ADOLPH) CO. CLASS B                                          200                   8,250

M & F WORLDWIDE CORP. (A)                                           100                   938

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MONDAVI (ROBERT) CORP. CLASS A (A)                                  300                   6,263

PEPSICO, INC.                                                       10,600                293,488

PURE WORLD, INC. (A)                                                300                   2,091

WHITMAN CORP.                                                       1,400                 21,700

                                                                                          1,812,656

FOODS - 2.1%

AGRIBRANDS INTERNATIONAL, INC.                                      240                   6,990

AMERICAN ITALIAN PASTA CO. CLASS A                                  200                   5,013

ARCHER-DANIELS-MIDLAND CO.                                          4,830                 72,450

BESTFOODS                                                           2,500                 125,469

CAMPBELL SOUP CO.                                                   3,400                 171,275

CHIQUITA BRANDS INTERNATIONAL, INC.                                 800                   8,950

CONAGRA, INC.                                                       3,900                 96,525

CORN PRODUCTS INTERNATIONAL, INC. (A)                               700                   16,581

DEAN FOODS CO.                                                      600                   26,400

DOLE FOOD, INC.                                                     700                   30,275

EARTHGRAINS CO.                                                     600                   16,500

FLOWERS INDUSTRIES, INC.                                            900                   16,031

GARDENBURGER, INC. (A)                                              400                   4,000

GENERAL MILLS, INC.                                                 1,400                 91,613

HEINZ (H.J.) CO.                                                    3,000                 159,938

HERSHEY FOODS CORP.                                                 1,000                 70,000

HORMEL FOODS CORP.                                                  400                   11,025

IBP, INC.                                                           1,200                 19,875

INTERNATIONAL MULTIFOODS CORP.                                      100                   1,738

INTERSTATE BAKERIES CORP.                                           700                   18,244

KELLOGG CO.                                                         2,600                 79,300

LANCASTER COLONY CORP.                                              150                   4,331

LANCE, INC.                                                         600                   11,100

MCCORMICK & CO., INC. (NON-VTG.)                                    900                   26,156

NABISCO HOLDINGS CORP. CLASS A                                      700                   23,144

QUAKER OATS CO.                                                     1,300                 69,063

RALCORP HOLDINGS, INC. (A)                                          600                   11,588


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

RALSTON PURINA CO.                                                  2,400                 63,150

SARA LEE CORP.                                                      3,100                 140,275

SMITHFIELD FOODS, INC. (A)                                          600                   10,950

SUIZA FOODS CORP. (A)                                               400                   19,350

SYSCO CORP.                                                         3,200                 64,600

TYSON FOODS, INC.                                                   1,200                 19,650

UNIVERSAL FOODS CORP.                                               200                   4,225

VLASIC FOODS INTERNATIONAL, INC. (A)                                650                   9,425

WRIGLEY (WM.) JR. CO.                                               1,000                 77,500

                                                                                          1,602,699

HOUSEHOLD PRODUCTS - 2.1%

ALBERTO-CULVER CO. CLASS B                                          300                   6,000

ALLIANCE GAMING CORP. (A)                                           100                   275

AMERICAN SAFETY RAZOR CO. (A)                                       500                   4,469

APTARGROUP, INC.                                                    400                   11,350

AVON PRODUCTS, INC.                                                 1,100                 69,163

CLOROX CO.                                                          900                   86,794

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

COLGATE-PALMOLIVE CO.                                               2,000                $ 144,250

DIAL CORP.                                                          1,300                 25,350

ENAMELON, INC. (A)                                                  200                   850

ESTEE LAUDER COMPANIES, INC.                                        600                   35,325

FIRST BRANDS CORP.                                                  200                   3,988

FRENCH FRAGRANCES, INC. (A)                                         200                   1,250

GILLETTE CO.                                                        8,000                 329,000

INTERNATIONAL FLAVORS & FRAGRANCES, INC.                            1,100                 42,625

PREMARK INTERNATIONAL, INC.                                         300                   7,931

PROCTER & GAMBLE CO.                                                9,700                 742,050

REVLON, INC. CLASS A (A)                                            200                   7,213

RUBBERMAID, INC.                                                    1,500                 38,156

SAFESKIN CORP. (A)                                                  300                   10,125

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ULTRALIFE BATTERIES, INC. (A)                                       600                   3,338

USA DETERGENTS, INC. (A)                                            300                   1,988

WINDMERE-DURABLE HOLDINGS, INC. (A)                                 400                   9,500

YORK GROUP, INC.                                                    400                   5,350

                                                                                          1,586,340

TOBACCO - 1.1%

CONSOLIDATED CIGAR HOLDINGS, INC.                                   200                   1,488
CLASS A (A)

DIMON, INC.                                                         500                   4,594

GENERAL CIGAR HOLDINGS, INC. CLASS A (A)                            300                   1,650

PHILIP MORRIS COMPANIES, INC.                                       17,600                731,500

RJR NABISCO HOLDINGS CORP.                                          2,700                 58,556

SCHWEITZER-MAUDUIT INTERNATIONAL, INC.                              200                   4,963

UNIVERSAL CORP.                                                     300                   9,450

UST, INC.                                                           2,000                 52,250

                                                                                          864,451

TOTAL NONDURABLES                                                                         5,956,034

PRECIOUS METALS - 0.1%

BATTLE MOUNTAIN GOLD CO.                                            2,400                 7,350

COEUR D'ALENE MINES CORP. (A)                                       900                   3,656

ECHO BAY MINES LTD. (A)                                             1,700                 2,612

GETCHELL GOLD CORP. (A)                                             300                   2,700

HOMESTAKE MINING CO.                                                2,500                 22,188

NEWMONT GOLD CO.                                                    1,000                 14,875

NEWMONT MINING CORP.                                                1,800                 24,638

PEGASUS GOLD, INC. (A)                                              200                   93

ROYAL OAK MINES, INC. (A)                                           900                   344

STILLWATER MINING CO. (A)                                           200                   3,513

                                                                                          81,969

RETAIL & WHOLESALE - 5.5%

APPAREL STORES - 0.5%

ABERCROMBIE & FITCH CO. CLASS A (A)                                 237                   10,191

ANNTAYLOR STORES CORP. (A)                                          400                   9,725

BEBE STORES, INC. (A)                                               600                   7,125

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                   SHARES                VALUE (NOTE 1)

CATO CORP. CLASS A                                                  400                  $ 3,800

CHARMING SHOPPES, INC. (A)                                          700                   3,063

CHICOS FAS, INC. (A)                                                300                   3,825

CLAIRE'S STORES, INC.                                               600                   9,000

DRESS BARN, INC. (A)                                                600                   10,425

FOOTSTAR, INC. (A)                                                  400                   11,650

GAP, INC.                                                           2,700                 137,869

GOODY'S FAMILY CLOTHING (A)                                         600                   10,800

GYMBOREE CORP. (A)                                                  500                   4,375

INTERNATIONAL ISOTOPES, INC. (A)                                    100                   981

JUST FOR FEET, INC. (A)                                             500                   7,094

LIMITED, INC. (THE)                                                 1,425                 29,747

MEN'S WEARHOUSE, INC. (THE) (A)                                     500                   11,719

PAUL HARRIS STORES, INC. (A)                                        100                   650

PAYLESS SHOESOURCE, INC. (A)                                        500                   20,563

ROSS STORES, INC.                                                   500                   18,188

SAKS HOLDINGS, INC. (A)                                             700                   14,656

STAGE STORES, INC. (A)                                              700                   7,306

TALBOTS, INC.                                                       100                   2,106

TJX COMPANIES, INC.                                                 2,000                 44,625

VENATOR GROUP, INC. (A)                                             700                   6,344

WET SEAL, INC. CLASS A (A)                                          300                   6,900

                                                                                          392,727

APPLIANCE STORES - 0.0%

CELLSTAR CORP. (A)                                                  800                   5,300

HIRSCH INTERNATIONAL CORP. CLASS A (A)                              400                   1,000

                                                                                          6,300

DRUG STORES - 0.4%

CVS CORP.                                                           2,886                 104,978

GENERAL NUTRITION COMPANIES, INC. (A)                               1,100                 14,644

RITE AID CORP.                                                      1,600                 57,900


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



WALGREEN CO.                                                        3,400                 130,900

                                                                                          308,422

GENERAL MERCHANDISE STORES - 2.4%

99 CENTS ONLY STORES (A)                                            425                   14,928

BJ'S WHOLESALE CLUB, INC. (A)                                       500                   16,875

CONSOLIDATED STORES CORP. (A)                                       1,094                 34,461

COST PLUS, INC. (A)                                                 100                   2,581

COSTCO COMPANIES, INC. (A)                                          1,400                 65,888

DAYTON HUDSON CORP.                                                 2,900                 104,400

DILLARDS, INC. CLASS A                                              1,200                 34,650

DOLLAR GENERAL CORP.                                                1,300                 34,937

DOLLAR TREE STORES, INC. (A)                                        450                   13,050

FAMILY DOLLAR STORES, INC.                                          900                   11,419

FEDERATED DEPARTMENT STORES, INC. (A)                               1,800                 78,413

HOT TOPIC, INC. (A)                                                 200                   3,150

J.C. PENNEY CO., INC.                                               1,600                 79,300

K MART CORP. (A)                                                    3,100                 39,525

KOHLS CORP. (A)                                                     1,000                 45,438

MAY DEPARTMENT STORES CO. (THE)                                     1,900                 106,875

MICHAELS STORES, INC. (A)                                           200                   4,700

NEIMAN-MARCUS GROUP, INC. (A)                                       100                   2,431

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES - CONTINUED

NORDSTROM, INC.                                                     800                  $ 23,950

PARTY CITY CORP. (A)                                                450                   6,525

PROFFITTS, INC. (A)                                                 975                   24,863

SEARS, ROEBUCK & CO.                                                2,600                 118,138

SHOPKO STORES, INC. (A)                                             100                   2,569

STEIN MART, INC. (A)                                                400                   3,550

WAL-MART STORES, INC.                                               16,400                963,500

                                                                                          1,836,116

GROCERY STORES - 0.8%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ALBERTSON'S, INC.                                                   2,200                 111,238

AMERICAN STORES CO.                                                 2,500                 72,500

CENTRAL GARDEN & PET CO. (A)                                        500                   7,063

DOMINICKS SUPERMARKETS, INC. (A)                                    200                   9,013

FLEMING COMPANIES, INC.                                             600                   7,163

FOOD LION, INC. CLASS A                                             4,500                 46,406

GIANT FOOD, INC. CLASS A                                            500                   21,250

GREAT ATLANTIC & PACIFIC TEA, INC.                                  200                   4,763

HAIN FOOD GROUP, INC. (A)                                           100                   1,688

KROGER CO. (THE) (A)                                                1,600                 72,000

MEYER (FRED), INC. (A)                                              1,290                 50,713

PERFORMANCE FOOD GROUP CO. (A)                                      100                   1,938

SAFEWAY, INC. (A)                                                   3,200                 126,000

SUPERVALU, INC.                                                     1,400                 28,438

U.S. FOODSERVICE (A)                                                577                   21,385

UNITED NATURAL FOODS, INC. (A)                                      300                   6,713

WHOLE FOODS MARKET, INC. (A)                                        400                   16,550

WILD OATS MARKETS, INC. (A)                                         450                   8,550

WINN-DIXIE STORES, INC.                                             800                   29,800

                                                                                          643,171

RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%

ACTION PERFORMANCE COMPANIES, INC. (A)                              400                   9,250

AGRIBIOTECH, INC. (A)                                               400                   3,450

AMAZON.COM, INC. (A)                                                300                   25,125

AUDIO BOOK CLUB, INC. (A)                                           800                   5,500

BARNES & NOBLE, INC. (A)                                            600                   16,238

BED BATH & BEYOND, INC. (A)                                         800                   14,450

BEST BUY CO., INC. (A)                                              600                   23,625

BOISE CASCADE OFFICE PRODUCTS CORP. (A)                             300                   4,106

BORDERS GROUP, INC. (A)                                             700                   13,256

BRYLANE, INC. (A)                                                   100                   2,594

CANNONDALE CORP. (A)                                                100                   950

CDNOW, INC.                                                         600                   4,650

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CIRCUIT CITY STORES, INC. -                                         1,000                 30,875
CIRCUIT CITY GROUP

COLE NATIONAL CORP. CLASS A (A)                                     100                   2,106

CORPORATE EXPRESS, INC. (A)                                         534                   5,140

CREATIVE COMPUTERS, INC. (A)                                        500                   3,500

DAISYTEK INTERNATIONAL CORP. (A)                                    200                   3,550

DELIA*S, INC. (A)                                                   400                   3,925

DM MANAGEMENT CO. (A)                                               300                   4,350



                                                                   SHARES                VALUE (NOTE 1)

EAGLE HARDWARE & GARDEN, INC. (A)                                   600                  $ 12,825

ELCOM INTERNATIONAL, INC. (A)                                       100                   156

FINGERHUT COMPANIES, INC.                                           300                   7,275

FINISH LINE, INC. CLASS A (A)                                       700                   6,038

FRIEDMANS, INC. CLASS A (A)                                         200                   1,925

GADZOOKS, INC. (A)                                                  500                   3,016

GOOD GUYS, INC. (A)                                                 400                   2,800

GUITAR CENTER, INC. (A)                                             500                   9,406

HANDLEMAN CO. (A)                                                   700                   4,506

HENRY SCHEIN, INC. (A)                                              500                   19,250

HOME DEPOT, INC.                                                    10,600                408,100

IKON OFFICE SOLUTIONS, INC.                                         700                   3,894

LETS TALK CELLULAR & WIRELESS, INC. (A)                             200                   563

LOWE'S COMPANIES, INC.                                              2,400                 84,150

MICRO WAREHOUSE, INC. (A)                                           500                   8,125

N2K, INC.                                                           600                   5,250

NATIONAL MEDIA CORP. (A)                                            100                   319

NAVARRE CORP. (A)                                                   700                   2,100

OFFICE DEPOT, INC. (A)                                              1,800                 45,900

OFFICEMAX, INC. (A)                                                 1,700                 17,850

ONSALE, INC. (A)                                                    100                   1,438

PEAPOD, INC. (A)                                                    500                   2,375

PETCO ANIMAL SUPPLIES, INC. (A)                                     300                   2,119

PETSMART, INC. (A)                                                  800                   3,950


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PIER 1 IMPORTS, INC.                                                1,450                 14,409

SCHOOL SPECIALTY, INC.                                              600                   6,863

SPIEGEL, INC. CLASS A (A)                                           800                   2,900

SPORTS AUTHORITY, INC. (THE) (A)                                    800                   5,200

STAPLES, INC. (A)                                                   1,450                 39,331

SUMMIT TECHNOLOGY, INC.                                             100                   350

SUNGLASS HUT INTERNATIONAL, INC. (A)                                600                   3,450

TANDY CORP.                                                         800                   43,650

TIFFANY & CO., INC.                                                 500                   18,594

TOYS 'R' US, INC. (A)                                               2,600                 48,263

U.S. OFFICE PRODUCTS CO.                                            363                   2,723

U.S.A. FLORAL PRODUCTS, INC.                                        200                   1,413

WILLIAMS-SONOMA, INC. (A)                                           500                   12,750

WILMAR INDUSTRIES, INC. (A)                                         100                   1,900

ZALE CORP. (A)                                                      400                   9,200

                                                                                          1,040,966

TOTAL RETAIL & WHOLESALE                                                                  4,227,702

SERVICES - 1.6%

ADVERTISING - 0.3%

ADVO, INC. (A)                                                      100                   2,488

CKS GROUP, INC. (A)                                                 100                   1,369

CMG INFORMATION SERVICES, INC.                                      100                   3,813

GETTY IMAGES, INC. (A)                                              400                   5,650

HA-LO INDUSTRIES, INC. (A)                                          100                   2,325

INTERPUBLIC GROUP OF COMPANIES, INC.                                1,300                 74,100

LAMAR ADVERTISING CO. CLASS A (A)                                   450                   14,625

OMNICOM GROUP, INC.                                                 1,000                 47,625

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

SERVICES - CONTINUED

ADVERTISING - CONTINUED

OUTDOOR SYSTEMS, INC. (A)                                           1,075                $ 24,994

TMP WORLDWIDE, INC. (A)                                             400                   11,700

YOUNG & RUBICAM, INC. (A)                                           600                   18,338

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                          207,027

EDUCATIONAL SERVICES - 0.0%

APOLLO GROUP, INC. CLASS A (A)                                      750                   22,781

DEVRY, INC. (A)                                                     200                   3,613

ITT EDUCATIONAL SERVICES, INC. (A)                                  400                   11,000

                                                                                          37,394

LEASING & RENTAL - 0.1%

AVIS RENT A CAR, INC. (A)                                           500                   7,844

BUDGET GROUP, INC. CLASS A (A)                                      500                   8,500

CENTRAL PARKING CORP.                                               200                   8,263

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. (A)                           500                   5,125

GATX CORP.                                                          200                   6,600

HERTZ CORP. CLASS A                                                 600                   22,650

HOLLYWOOD ENTERTAINMENT CORP. (A)                                   700                   7,219

HOME CHOICE HOLDINGS, INC. (A)                                      100                   1,275

MITCHAM INDUSTRIES, INC. (A)                                        100                   538

RENT-WAY, INC.                                                      300                   7,425

RENTERS CHOICE, INC. (A)                                            100                   2,263

RYDER SYSTEMS, INC.                                                 500                   11,781

UNITED RENTALS, INC.                                                400                   7,800

                                                                                          97,283

PRINTING - 0.2%

CONSOLIDATED GRAPHICS, INC. (A)                                     100                   5,006

CYRK, INC. (A)                                                      100                   725

DELUXE CORP.                                                        1,100                 31,900

DONNELLEY (R.R.) & SONS CO.                                         900                   32,625

HARLAND (JOHN H.) CO.                                               500                   6,531

PAXAR CORP. (A)                                                     200                   1,600

REYNOLDS & REYNOLDS CO. CLASS A                                     400                   5,050

UNITED STATIONERS, INC. (A)                                         300                   17,775

VALASSIS COMMUNICATIONS, INC. (A)                                   500                   14,906

WALLACE COMPUTER SERVICES, INC.                                     400                   6,475

WORKFLOW MANAGEMENT, INC. (A)                                       900                   4,781

                                                                                          127,374

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SERVICES - 1.0%

ABACUS DIRECT CORP. (A)                                             200                   8,175

ABR INFORMATION SERVICES, INC. (A)                                  600                   8,700

ACCUSTAFF, INC. (A)                                                 1,100                 13,750

ACTRADE INTERNATIONAL LTD. (A)                                      300                   3,563

ADVANCED HEALTH CORP. (A)                                           400                   500

AMRESCO, INC.                                                       700                   8,663

ANALYTICAL SURVEYS, INC. (A)                                        200                   3,100

ASSISTED LIVING CONCEPTS, INC. (A)                                  400                   5,075

AUTOMOBILE PROTECTION CORP. (A)                                     400                   2,500

BLOCK (H & R), INC.                                                 1,100                 43,038

BORON LEPORE & ASSOCIATES, INC.                                     300                   9,000



                                                                   SHARES                VALUE (NOTE 1)

CARIBINER INTERNATIONAL, INC. (A)                                   200                  $ 1,925

CATALINA MARKETING CORP. (A)                                        300                   12,619

CDI CORP. (A)                                                       100                   2,350

CENDANT CORP. (A)                                                   5,780                 66,831

CINTAS CORP.                                                        500                   20,375

COACH USA, INC. (A)                                                 500                   13,156

COINMACH LAUNDRY CORP. (A)                                          300                   3,375

COMPLETE MANAGEMENT, INC. (A)                                       100                   144

COMPUTER HORIZONS CORP. (A)                                         400                   9,350

CONSOLIDATION CAPITAL CORP.                                         600                   7,725

CORRECTIONS CORP. OF AMERICA (A)                                    400                   6,125

DAY RUNNER, INC. (A)                                                300                   5,138

DUN & BRADSTREET CORP.                                              1,100                 25,850

ECOLAB, INC.                                                        600                   16,688

EQUITY CORP. INTERNATIONAL (A)                                      600                   14,025

FYI, INC. (A)                                                       400                   10,000

G & K SERVICES, INC. CLASS A                                        400                   17,350

GARTNER GROUP, INC. CLASS A (A)                                     700                   16,188

HCIA, INC. (A)                                                      100                   675


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

HEADWAY CORPORATE RESOURCES (A)                                     300                   1,500

INTERIM SERVICES, INC. (A)                                          700                   14,350

IRON MOUNTAIN, INC. (A)                                             450                   10,575

JOSTENS, INC.                                                       100                   1,988

KELLY SERVICES, INC. CLASS A                                        200                   5,125

LABOR READY, INC.                                                   400                   4,550

LASON, INC. (A)                                                     300                   12,169

LEARNING TREE INTERNATIONAL, INC. (A)                               100                   1,075

MANPOWER, INC.                                                      400                   8,150

MECKLERMEDIA CORP. (A)                                              200                   4,088

MEDAPHIS CORP. (A)                                                  400                   1,625

MEDIA ARTS GROUP, INC. (A)                                          100                   988

MEDPARTNERS, INC. (A)                                               700                   1,750

MEMBERWORKS, INC. (A)                                               100                   1,550

METAMOR WORLDWIDE, INC. (A)                                         500                   11,875

METZLER GROUP, INC. (A)                                             450                   12,600

MORRISON KNUDSEN CORP. (A)                                          100                   1,056

NATIONAL PROCESSING, INC. (A)                                       100                   831

NATIONAL SERVICE INDUSTRIES, INC.                                   600                   22,350

NEWSEDGE CORP. (A)                                                  300                   2,288

NORRELL CORP.                                                       200                   2,500

NOVA CORP. (A)                                                      300                   7,781

OLSTEN CORP.                                                        400                   2,350

PAYMENTECH, INC. (A)                                                100                   1,144

PMT SERVICES, INC. (A)                                              500                   8,500

PRE-PAID LEGAL SERVICES, INC. (A)                                   100                   2,219

PRECISION RESPONSE CORP. (A)                                        100                   453

PREMIERE TECHNOLOGIES, INC. (A)                                     816                   5,355

PROBUSINESS SERVICES, INC.                                          300                   6,900

PROTECTION ONE, INC.                                                100                   1,050

RCM TECHNOLOGIES, INC. (A)                                          200                   2,300

REGIS CORP.                                                         400                   9,100

REMEDYTEMP, INC. CLASS A (A)                                        200                   4,475

RENAISSANCE WORLDWIDE, INC. (A)                                     700                   7,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

ROBERT HALF INTERNATIONAL, INC. (A)                                 900                  $ 43,200

ROMAC INTERNATIONAL, INC. (A)                                       327                   6,131

RURAL/METRO CORP. (A)                                               200                   1,425

SERVICE CORP. INTERNATIONAL                                         2,200                 74,525

SERVICEMASTER CO.                                                   2,250                 47,109

SNYDER COMMUNICATIONS, INC. (A)                                     700                   21,088

SOS STAFFING SERVICES, INC. (A)                                     300                   3,956

STAFFMARK, INC. (A)                                                 200                   3,575

TELETECH HOLDINGS, INC. (A)                                         300                   2,513

TRUE NORTH COMMUNICATIONS                                           400                   9,100

TUBOSCOPE, INC. (A)                                                 200                   1,838

VETERINARY CENTERS OF AMERICA, INC. (A)                             500                   8,250

WACKENHUT CORRECTIONS CORP. (A)                                     100                   1,569

YOUTH SERVICES INTERNATIONAL, INC. (A)                              100                   563

ZEBRA TECHNOLOGIES CORP. CLASS A (A)                                400                   12,425

                                                                                          774,830

TOTAL SERVICES                                                                            1,243,908

TECHNOLOGY - 14.5%

COMMUNICATIONS EQUIPMENT - 2.2%

3COM CORP. (A)                                                      2,400                 56,850

ACT NETWORKS, INC. (A)                                              300                   1,500

ADC TELECOMMUNICATIONS, INC. (A)                                    800                   17,750

ADVANCED FIBRE COMMUNICATIONS, INC. (A)                             800                   5,700

ANDREW CORP. (A)                                                    1,000                 14,813

APPLIED SIGNAL TECHNOLOGY, INC. (A)                                 100                   963

ASCEND COMMUNICATIONS, INC. (A)                                     1,300                 45,744

ASPECT TELECOMMUNICATIONS CORP. (A)                                 600                   14,288

BROOKTROUT TECHNOLOGY, INC. (A)                                     300                   2,925

C-PHONE CORP. (A)                                                   500                   1,250


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CABLETRON SYSTEMS, INC. (A)                                         500                   3,500

CENTIGRAM COMMUNICATIONS CORP. (A)                                  100                   850

CHECKPOINT SYSTEMS, INC. (A)                                        300                   2,944

CIENA CORP. (A)                                                     600                   16,875

CISCO SYSTEMS, INC. (A)                                             7,500                 614,063

COM21, INC. (A)                                                     300                   3,188

COMDIAL CORP. (A)                                                   100                   700

DAVOX CORP. (A)                                                     300                   3,169

DIALOGIC CORP. (A)                                                  300                   8,025

DSP COMMUNICATIONS, INC. (A)                                        200                   2,288

GENERAL DATACOMM INDUSTRIES, INC. (A)                               100                   250

INTERMEDIA COMMUNICATIONS, INC. (A)                                 600                   14,925

INTERVOICE, INC. (A)                                                400                   5,950

LEVEL ONE COMMUNICATIONS, INC. (A)                                  550                   9,591

LO JACK CORP. (A)                                                   100                   1,138

LUCENT TECHNOLOGIES, INC.                                           9,600                 680,400

METRICOM, INC. (A)                                                  100                   519

MOSAIX, INC. (A)                                                    100                   406

NATURAL MICROSYSTEMS CORP. (A)                                      100                   1,106

NETWORK EQUIPMENT TECHNOLOGIES, INC. (A)                            300                   3,038



                                                                   SHARES                VALUE (NOTE 1)

NORTHERN TELECOM LTD.                                               840                  $ 40,300

OSICOM TECHNOLOGIES, INC. (A)                                       100                   250

P-COM, INC. (A)                                                     1,200                 4,800

PAIRGAIN TECHNOLOGIES, INC. (A)                                     400                   3,525

PERIPHONICS CORP. (A)                                               100                   513

PICTURETEL CORP. (A)                                                300                   1,763

PLANTRONICS, INC. (A)                                               300                   14,400

RELTEC CORP. (A)                                                    400                   10,000

SHIVA CORP. (A)                                                     200                   863

SYMMETRICOM, INC. (A)                                               100                   494

TEKELEC (A)                                                         600                   10,838

TELCO SYSTEMS, INC. (A)                                             400                   3,850

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TELLABS, INC. (A)                                                   1,344                 56,784

ULTRAK, INC. (A)                                                    100                   781

VTEL CORP. (A)                                                      100                   344

WESTELL TECHNOLOGIES, INC. CLASS A (A)                              400                   2,250

XIRCOM, INC. (A)                                                    400                   6,250

XYLAN CORP. (A)                                                     600                   9,150

                                                                                          1,701,863

COMPUTER SERVICES & SOFTWARE - 5.4%

4FRONT SOFTWARE INTERNATIONAL, INC. (A)                             100                   519

7TH LEVEL, INC. (A)                                                 500                   1,000

ACCELER8 TECHNOLOGY CORP. (A)                                       200                   675

ACCESS HEALTH MARKETING, INC. (A)                                   400                   9,575

ACTIVISION, INC. (A)                                                400                   4,050

ACXIOM CORP. (A)                                                    700                   14,044

ADEPT TECHNOLOGY, INC. (A)                                          100                   675

ADOBE SYSTEMS, INC.                                                 300                   7,875

AFFILIATED COMPUTER SERVICES, INC.                                  600                   19,613
CLASS A (A)

AFFYMETRIX, INC. (A)                                                200                   3,300

ALTERNATIVE RESOURCES CORP. (A)                                     100                   638

AMERICA ONLINE, INC.                                                1,500                 122,906

AMERICAN MANAGEMENT SYSTEMS, INC. (A)                               600                   16,050

AMERICAN SOFTWARE, INC. CLASS A (A)                                 100                   275

ANSOFT CORP. (A)                                                    100                   525

ASPECT DEVELOPMENT, INC. (A)                                        400                   11,650

ASPEN TECHNOLOGY, INC. (A)                                          500                   11,844

AT HOME CORP. SERIES A (A)                                          900                   25,650

AUTODESK, INC.                                                      600                   14,025

AUTOMATIC DATA PROCESSING, INC.                                     2,000                 127,500

AVANT! CORP. (A)                                                    500                   6,438

AVT CORP. (A)                                                       300                   5,888

AWARE, INC. (A)                                                     500                   2,500

AXENT TECHNOLGIES, INC. (A)                                         480                   7,500

BANYAN SYSTEMS, INC. (A)                                            500                   1,344


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BEA SYSTEMS, INC. (A)                                               400                   6,100

BISYS GROUP, INC. (THE) (A)                                         400                   14,800

BLACK BOX CORP. (A)                                                 400                   9,150

BMC SOFTWARE, INC.                                                  1,300                 55,006

BOOLE & BABBAGE, INC.                                               200                   4,013

BROADVISION, INC. (A)                                               300                   5,606

BRODERBUND SOFTWARE, INC. (A)                                       100                   1,394

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

CACI INTERNATIONAL, INC. CLASS A (A)                                100                  $ 1,538

CADENCE DESIGN SYSTEMS, INC. (A)                                    1,300                 27,463

CAMBRIDGE TECHNOLOGY PARTNERS MASSACHUSETTS, INC. (A)               600                   19,500

CERIDIAN CORP. (A)                                                  300                   14,550

CHECKFREE HOLDINGS CORP. (A)                                        600                   5,138

CIBER, INC. (A)                                                     500                   12,563

CNET, INC. (A)                                                      200                   7,800

COMMAND SYSTEMS, INC. (A)                                           800                   2,250

COMPLETE BUSINESS SOLUTIONS, INC. (A)                               355                   5,369

COMPUCOM SYSTEMS, INC. (A)                                          200                   850

COMPUSA, INC. (A)                                                   500                   5,938

COMPUTER ASSOCIATES INTERNATIONAL, INC.                             3,900                 105,300

COMPUTER CONCEPTS CORP. (A)                                         600                   1,500

COMPUTER LEARNING CENTERS, INC. (A)                                 400                   1,900

COMPUTER SCIENCES CORP.                                             1,000                 56,563

COMPUWARE CORP. (A)                                                 1,200                 54,525

CONCENTRIC NETWORK CORP.                                            400                   6,400

CONCORD COMMUNICATIONS, INC.                                        300                   8,025

CORSAIR COMMUNICTIONS, INC. (A)                                     200                   950

CSG SYSTEMS INTERNATIONAL, INC. (A)                                 300                   11,025

CYBERCASH, INC. (A)                                                 200                   1,575

CYBERGUARD CORP. (A)                                                300                   338

CYLINK CORP. (A)                                                    100                   813

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


DAOU SYSTEMS, INC. (A)                                              200                   1,550

DATA DIMENSIONS, INC. (A)                                           200                   1,663

DATA TRANSMISSION NETWORK CORP. (A)                                 400                   10,400

DATASTREAM SYSTEMS, INC. (A)                                        400                   4,050

DATATEC SYSTEMS, INC. (A)                                           100                   238

DATAWORKS CORP. (A)                                                 300                   1,538

DENDRITE INTERNATIONAL, INC. (A)                                    400                   7,900

DIAMOND MULTIMEDIA SYSTEMS, INC. (A)                                300                   1,050

DIGI INTERNATIONAL, INC. (A)                                        100                   1,025

DOCUCORP INTERNATIONAL, INC. (A)                                    20                    64

DOCUMENTUM, INC. (A)                                                300                   10,725

DSET CORP. (A)                                                      400                   3,300

DST SYSTEMS, INC. (A)                                               500                   28,250

E TRADE GROUP, INC. (A)                                             500                   8,313

EARTHLINK NETWORK, INC. (A)                                         300                   7,950

EDIFY CORP. (A)                                                     100                   538

EGGHEAD.COM, INC. (A)                                               500                   3,000

ELECTRIC LIGHTWAVE, INC. CLASS A (A)                                200                   1,725

ELECTRONIC ARTS, INC. (A)                                           300                   11,438

ELECTRONIC DATA SYSTEMS CORP.                                       3,300                 110,550

ELECTRONICS FOR IMAGING, INC. (A)                                   300                   4,388

ENGINEERING ANIMATION, INC. (A)                                     200                   7,375

EQUIFAX, INC.                                                       1,400                 49,875

EXODUS COMMUNICATIONS, INC. (A)                                     300                   8,625

FIRST DATA CORP.                                                    2,800                 57,925

FISERV, INC. (A)                                                    900                   35,100

FORTE SOFTWARE, INC. (A)                                            100                   294



                                                                   SHARES                VALUE (NOTE 1)

GALILEO INTERNATIONAL, INC.                                         600                  $ 19,613

GENERAL MAGIC, INC. (A)                                             200                   1,100

GENESYS TELECOMMUNICATIONS LABORATORIES, INC. (A)                   500                   9,219

GEOTEL COMMUNICATIONS CORP. (A)                                     200                   7,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

GT INTERACTIVE SOFTWARE CORP. (A)                                   300                   1,444

HARBINGER CORP. (A)                                                 950                   6,531

HBO & CO.                                                           2,900                 61,625

HEALTH MANAGEMENT SYSTEMS, INC. (A)                                 400                   2,600

HNC SOFTWARE, INC. (A)                                              300                   10,894

HYPERION SOLUTIONS CORP. (A)                                        195                   5,460

I2 TECHNOLOGIES, INC. (A)                                           300                   4,238

IDT CORP. (A)                                                       200                   2,900

IDX SYSTEMS CORP. (A)                                               400                   17,000

IMNET SYSTEMS, INC. (A)                                             200                   3,538

INACOM CORP. (A)                                                    100                   1,925

INFORMATION MANAGEMENT RESOURCES, INC. (A)                          150                   2,888

INFORMIX CORP. (A)                                                  800                   2,800

INFOSEEK CORP. (A)                                                  200                   3,400

INSO CORP. (A)                                                      400                   6,200

INTELLIGROUP, INC. (A)                                              400                   8,375

INTERNATIONAL NETWORK SERVICES                                      400                   13,200

INTERNATIONAL TELECOM DATA SYSTEMS, INC.                            300                   5,888

INTERSOLV, INC. (A)                                                 500                   5,500

INTERVU, INC. (A)                                                   300                   1,575

INTUIT, INC. (A)                                                    300                   10,256

ISS GROUP, INC. (A)                                                 300                   8,175

J.D. EDWARDS & CO.                                                  700                   28,350

JDA SOFTWARE GROUP, INC. (A)                                        500                   6,000

KEANE, INC. (A)                                                     300                   12,600

LEARNING CO., INC. (THE) (A)                                        200                   3,538

LEGATO SYSTEMS, INC. (A)                                            400                   14,050

LHS GROUP, INC. (A)                                                 300                   12,675

MACROMEDIA, INC. (A)                                                300                   3,769

MANUGISTICS GROUP, INC. (A)                                         400                   5,675

MAY & SPEH, INC. (A)                                                500                   7,875

MEDICAL MANAGER CORP. (A)                                           300                   3,863

MENTOR GRAPHICS CORP. (A)                                           900                   6,244

MERCURY INTERACTIVE CORP. (A)                                       200                   6,725

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


META GROUP, INC. (A)                                                150                   3,713

METACREATIONS CORP. (A)                                             100                   319

MICROAGE, INC. (A)                                                  200                   2,425

MICROMUSE, INC. (A)                                                 400                   5,500

MICROPROSE, INC. (A)                                                20                    114

MICROSOFT CORP. (A)                                                 18,200                1,746,063

MICROSTRATEGY, INC. CLASS A (A)                                     200                   5,838

MIDWAY GAMES, INC. (A)                                              239                   2,256

NATIONAL DATA CORP.                                                 500                   17,500

NATIONAL INSTRUMENT CORP. (A)                                       600                   15,150

NCR CORP. (A)                                                       1,000                 26,438

NETGRAVITY, INC. (A)                                                500                   3,875

NETSCAPE COMMUNICATIONS CORP. (A)                                   600                   10,838

NETSPEAK CORP. (A)                                                  300                   1,988

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

NETWORK SOLUTIONS, INC. CLASS A (A)                                 200                  $ 5,150

NETWORKS ASSOCIATES, INC. (A)                                       661                   21,317

NEW ERA OF NETWORKS, INC. (A)                                       200                   5,725

NOVELL, INC. (A)                                                    2,000                 19,000

OAK TECHNOLOGY, INC. (A)                                            300                   863

OBJECT DESIGN, INC. (A)                                             100                   513

ORACLE CORP. (A)                                                    6,800                 135,575

ORCAD, INC. (A)                                                     100                   769

PARAMETRIC TECHNOLGY CORP. (A)                                      1,600                 16,400

PAYCHEX, INC.                                                       1,200                 45,600

PEERLESS SYSTEMS CORP. (A)                                          200                   975

PEGASYSTEMS, INC. (A)                                               100                   1,563

PEOPLESOFT, INC. (A)                                                1,500                 42,188

PEREGRINE SYSTEMS, INC. (A)                                         300                   7,013

PERITUS SOFTWARE SERVICES, INC. (A)                                 900                   2,700


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PERSONNEL GROUP OF AMERICA, INC. (A)                                500                   5,656

PLATINUM SOFTWARE CORP. (A)                                         200                   2,400

PLATINUM TECHNOLOGY, INC. (A)                                       873                   16,369

POLICY MANAGEMENT SYSTEMS CORP. (A)                                 400                   16,700

POLYCOM, INC. (A)                                                   400                   3,050

PREVIEW TRAVEL, INC.                                                300                   4,950

PROGRESS SOFTWARE CORP. (A)                                         300                   5,419

PSINET, INC. (A)                                                    600                   6,300

QRS CORP. (A)                                                       200                   5,425

QUADRAMED CORP. (A)                                                 300                   7,125

QUICKTURN DESIGN SYSTEMS, INC. (A)                                  100                   981

RAINBOW TECHNOLOGIES, INC. (A)                                      150                   1,650

RATIONAL SOFTWARE CORP. (A)                                         100                   1,113

REALNETWORKS, INC.                                                  400                   7,900

RED BRICK SYSTEMS, INC. (A)                                         100                   234

REMEDY CORP. (A)                                                    100                   931

SABRE GROUP HOLDINGS, INC. CLASS A (A)                              400                   12,800

SAPIENT CORP.                                                       400                   15,625

SECURE COMPUTING CORP. (A)                                          300                   1,913

SECURITY DYNAMICS TECHNOLOGIES, INC. (A)                            700                   6,563

SEI INVESTMENTS CO.                                                 200                   12,450

SHARED MEDICAL SYSTEMS CORP.                                        400                   21,350

SIEBEL SYSTEMS, INC. (A)                                            845                   15,844

SOFTWARE.NET CORP. (A)                                              700                   6,038

SPORTSLINE USA, INC.                                                400                   7,950

SPR, INC.                                                           300                   4,350

SPSS, INC. (A)                                                      100                   1,813

SPYGLASS, INC. (A)                                                  300                   3,188

STAC ELECTRONICS (A)                                                100                   263

STB SYSTEMS, INC. (A)                                               450                   3,319

STERLING SOFTWARE, INC. (A)                                         400                   8,225

STRUCTURAL DYNAMICS RESEARCH CORP. (A)                              200                   1,800

SUMMIT DESIGN, INC. (A)                                             100                   600

SUNGARD DATA SYSTEMS, INC. (A)                                      468                   14,830

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SYBASE, INC. (A)                                                    500                   3,438

SYKES ENTERPRISES, INC. (A)                                         700                   9,188



                                                                   SHARES                VALUE (NOTE 1)

SYMANTEC CORP. (A)                                                  100                  $ 1,638

SYNOPSYS, INC. (A)                                                  565                   14,761

SYNTEL, INC.                                                        400                   4,600

SYSTEMS & COMPUTER TECHNOLOGY CORP. (A)                             600                   8,175

TCSI CORP. (A)                                                      100                   331

TECHNOLOGY SOLUTIONS, INC. (A)                                      750                   8,578

THINK NEW IDEAS, INC. (A)                                           200                   2,725

TIMBERLINE SOFTWARE CORP.                                           200                   2,878

TOTAL SYSTEM SERVICES, INC.                                         900                   14,513

TRANSACTION SYSTEMS ARCHITECTS, INC.                                400                   13,250
CLASS A (A)

TRANSITION SYSTEMS, INC. (A)                                        200                   1,475

TSR, INC. (A)                                                       100                   650

UNICOMP, INC. (A)                                                   100                   213

USWEB CORP.                                                         600                   8,475

VANTIVE CORP. (A)                                                   600                   4,875

VERISIGN, INC. (A)                                                  400                   11,350

VERITAS SOFTWARE CORP. (A)                                          400                   17,950

VERTEL CORP. (A)                                                    100                   163

VIASOFT, INC. (A)                                                   100                   650

VISIO CORP. (A)                                                     400                   8,400

WALKER INTERACTIVE SYSTEMS, INC. (A)                                400                   2,400

WAVE SYSTEMS CORP. CLASS A (A)                                      700                   2,559

WAVEPHORE, INC. (A)                                                 600                   3,000

WHITTMAN-HART, INC. (A)                                             600                   11,250

WIND RIVER SYSTEMS, INC. (A)                                        400                   15,000

XYBERNAUT CORP. (A)                                                 500                   1,594

YAHOO, INC. (A)                                                     600                   41,400

                                                                                          4,165,529


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


COMPUTERS & OFFICE EQUIPMENT - 3.9%

ADAPTEC, INC. (A)                                                   600                   6,900

ADVANCED DIGITAL INFORMATION CORP. (A)                              100                   681

ALPHA MICROSYSTEMS (A)                                              800                   2,100

APEX PC SOLUTIONS, INC. (A)                                         300                   5,138

APPLE COMPUTER, INC. (A)                                            1,000                 31,188

APPLIED MAGNETICS CORP. (A)                                         200                   913

ATL PRODUCTS, INC. CLASS A (A)                                      300                   5,813

AURA SYSTEMS, INC. (A)                                              700                   875

AUSPEX SYSTEMS, INC. (A)                                            100                   200

BELL & HOWELL CO. (A)                                               100                   2,350

CDW COMPUTER CENTERS, INC. (A)                                      200                   7,700

CHS ELECTRONICS, INC. (A)                                           700                   8,838

COMDISCO, INC.                                                      800                   9,950

COMPAQ COMPUTER CORP.                                               12,061                336,954

COMVERSE TECHNOLOGY, INC. (A)                                       465                   17,903

CONCURRENT COMPUTER CORP. (A)                                       1,100                 2,200

DATA GENERAL CORP. (A)                                              300                   2,250

DELL COMPUTER CORP. (A)                                             4,700                 470,000

DIEBOLD, INC.                                                       900                   19,688

DIGITAL LIGHTWAVE, INC. (A)                                         200                   375

ELTRON INTERNATIONAL, INC. (A)                                      200                   5,500

EMC CORP. (A)                                                       3,500                 158,156

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT - CONTINUED

ENCAD, INC. (A)                                                     300                  $ 2,400

EXABYTE CORP. (A)                                                   100                   538

FILENET CORP. (A)                                                   200                   3,275

FOCUS ENHANCEMENTS, INC. (A)                                        100                   175

FORE SYSTEMS, INC. (A)                                              600                   10,350

GATEWAY 2000, INC. (A)                                              1,000                 47,313

GENICOM CORP. (A)                                                   100                   253

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HEWLETT-PACKARD CO.                                                 7,452                 361,888

HMT TECHNOLOGY CORP. (A)                                            300                   2,063

HUTCHINSON TECHNOLOGY, INC. (A)                                     400                   5,425

INGRAM MICRO, INC. CLASS A (A)                                      500                   22,500

INSIGHT ENTERPRISES, INC. (A)                                       200                   8,500

INTERGRAPH CORP. (A)                                                200                   1,263

INTERNATIONAL BUSINESS MACHINES CORP.                               6,900                 777,113

IOMEGA CORP. (A)                                                    900                   3,319

ITRON, INC. (A)                                                     100                   938

KOMAG, INC. (A)                                                     300                   825

LEXMARK INTERNATIONAL GROUP, INC. (A)                               600                   36,338

MICRON ELECTRONICS, INC. (A)                                        1,000                 11,750

MICROS SYSTEMS, INC. (A)                                            400                   11,400

MMC NETWORKS, INC.  (A)                                             500                   8,375

MTI TECHNOLOGY CORP. (A)                                            200                   900

NETWORK APPLIANCE, INC.                                             400                   16,675

PITNEY BOWES, INC.                                                  2,300                 114,138

PLANAR SYSTEMS, INC. (A)                                            100                   988

POMEROY COMPUTER RESOURCES, INC. (A)                                200                   2,650

QUANTUM CORP. (A)                                                   700                   8,006

RADISYS CORP. (A)                                                   200                   2,400

SAFEGUARD SCIENTIFICS, INC. (A)                                     300                   7,238

SCAN-OPTICS, INC. (A)                                               100                   450

SCI SYSTEMS, INC. (A)                                               300                   6,881

SCM MICROSYSTEMS, INC.                                              200                   8,363

SEAGATE TECHNOLOGY, INC. (A)                                        1,500                 26,250

SED INTERNATIONAL HOLDINGS, INC. (A)                                100                   450

SEEQ TECHNOLOGY, INC. (A)                                           100                   88

SEQUENT COMPUTER SYSTEMS, INC. (A)                                  900                   5,794

SILICON GRAPHICS, INC. (A)                                          1,100                 9,969

SPLASH TECHNOLOGY HOLDINGS, INC. (A)                                100                   1,500

STRATUS COMPUTER, INC. (A)                                          400                   10,050

SUN MICROSYSTEMS, INC. (A)                                          2,900                 114,913


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SYMBOL TECHNOLOGIES, INC.                                           600                   24,600

SYQUEST TECHNOLOGY, INC. (A)                                        1,100                 516

TECH DATA CORP. (A)                                                 500                   18,906

TELXON CORP.                                                        400                   6,850

TRIDENT MICROSYSTEMS, INC. (A)                                      100                   341

UNISYS CORP. (A)                                                    1,600                 28,700

WANG LABS, INC. (A)                                                 700                   13,650

WESTERN DIGITAL CORP. (A)                                           500                   4,125

XEROX CORP.                                                         2,300                 201,969

                                                                                          3,049,033



                                                                   SHARES                VALUE (NOTE 1)

ELECTRONIC INSTRUMENTS - 0.3%

ANADIGICS, INC. (A)                                                 400                  $ 5,075

APPLIED MATERIALS, INC. (A)                                         2,500                 61,406

BARRINGER TECHNOLOGIES, INC. (A)                                    100                   638

BECKMAN COULTER, INC.                                               400                   22,150

BERG ELECTRONICS CORP. (A)                                          800                   26,000

CERPROBE CORP. (A)                                                  100                   900

CHOLESTECH CORP. (A)                                                100                   450

CHROMATICS COLOR SCIENCES INTERNATIONAL, INC. (A)                   500                   1,516

COHU, INC.                                                          100                   1,525

CREDENCE SYSTEMS CORP. (A)                                          200                   2,900

ELECTRO SCIENTIFIC INDUSTRIES, INC. (A)                             200                   3,850

HELIX TECHNOLOGY, INC.                                              200                   2,050

KLA-TENCOR CORP. (A)                                                400                   8,500

KULICKE & SOFFA INDUSTRIES, INC. (A)                                500                   6,469

PERKIN-ELMER CORP.                                                  519                   30,037

RELIABILITY, INC. (A)                                               100                   506

SAWTEK, INC. (A)                                                    200                   2,050

SILICON VALLEY GROUP, INC. (A)                                      400                   3,850

TAVA TECHNOLOGIES, INC. (A)                                         300                   1,294

TEKTRONIX, INC.                                                     300                   4,556

TERADYNE, INC. (A)                                                  400                   6,950

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


THERMO ELECTRON CORP. (A)                                           1,600                 26,000

THERMO INSTRUMENTS SYSTEMS, INC. (A)                                600                   9,150

TRIMBLE NAVIGATION LTD. (A)                                         100                   1,025

VARIAN ASSOCIATES, INC.                                             500                   17,031

WATERS CORP. (A)                                                    300                   16,163

ZYGO CORP. (A)                                                      200                   1,525

                                                                                          263,566

ELECTRONICS - 2.4%

3DFX INTERACTIVE, INC. (A)                                          400                   3,650

ACT MANUFACTURING, INC. (A)                                         100                   650

ACTEL CORP. (A)                                                     200                   1,938

ADVANCED MICRO DEVICES, INC. (A)                                    800                   10,550

ALTERA CORP. (A)                                                    500                   14,563

ALTRON, INC. (A)                                                    100                   950

AMP, INC.                                                           1,900                 67,806

ANALOG DEVICES, INC. (A)                                            900                   12,656

APPLIED MICRO CIRCUITS CORP.                                        400                   7,600

ARROW ELECTRONICS, INC. (A)                                         1,200                 15,750

ARTESYN TECHNOLOGIES, INC. (A)                                      700                   10,413

ATMEL CORP.                                                         500                   3,016

AVNET, INC.                                                         500                   23,625

AVX CORP.                                                           200                   2,975

BRIGHTPOINT, INC. (A)                                               900                   8,156

BURR-BROWN CORP. (A)                                                300                   3,600

C-CUBE MICROSYSTEMS, INC. (A)                                       100                   1,481

CIDCO, INC. (A)                                                     700                   1,575

CIRRUS LOGIC, INC. (A)                                              200                   1,213

CYPRESS SEMICONDUCTOR CORP. (A)                                     400                   2,450

DALLAS SEMICONDUCTOR CORP.                                          400                   10,825

DIGITAL MICROWAVE CORP. (A)                                         500                   1,438










SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

DII GROUP, INC. (A)                                                 300                  $ 3,863

ELECTROGLAS, INC. (A)                                               200                   2,150

ESS TECHNOLOGY, INC. (A)                                            200                   450

ETEC SYSTEMS, INC. (A)                                              300                   7,238

EXAR CORP. (A)                                                      100                   1,513

GATEFIELD CORP. (A)                                                 200                   138

GENERAL SEMICONDUCTOR, INC. (A)                                     100                   644

HADCO CORP. (A)                                                     300                   6,075

HARMONIC LIGHTWAVES, INC. (A)                                       100                   825

INNOVEX, INC.                                                       300                   3,113

INTEGRATED CIRCUIT SYSTEMS, INC. (A)                                200                   1,300

INTEGRATED DEVICE TECHNOLOGY, INC. (A)                              500                   2,297

INTEGRATED SILICON SOLUTION (A)                                     100                   291

INTEL CORP.                                                         12,400                882,725

INTERNATIONAL RECTIFIER CORP. (A)                                   400                   1,700

KEMET CORP. (A)                                                     200                   2,325

KENT ELECTRONICS CORP. (A)                                          200                   1,825

LATTICE SEMICONDUCTOR CORP. (A)                                     400                   9,625

LINEAR TECHNOLOGY CORP.                                             600                   28,200

LSI LOGIC CORP. (A)                                                 700                   8,575

MARSHALL INDUSTRIES (A)                                             200                   4,738

MAXIM INTEGRATED PRODUCTS, INC. (A)                                 1,200                 33,000

METHODE ELECTRONICS, INC. CLASS A                                   100                   1,200

MICREL, INC. (A)                                                    300                   8,719

MICRO LINEAR CORP. (A)                                              100                   388

MICROCHIP TECHNOLOGY, INC. (A)                                      600                   10,988

MICRON TECHNOLOGY, INC. (A)                                         1,400                 31,850

MICROSEMI CORP. (A)                                                 100                   713

MOLEX, INC.                                                         1,550                 37,588


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MOTOROLA, INC.                                                      4,200                 180,863

MRV COMMUNICATIONS, INC. (A)                                        500                   2,797

NATIONAL SEMICONDUCTOR CORP. (A)                                    900                   8,213

NEOMAGIC CORP. (A)                                                  500                   6,438

PHOTRONICS, INC. (A)                                                500                   6,000

PIONEER STANDARD ELECTRONICS, INC.                                  200                   1,513

QLOGIC CORP. (A)                                                    200                   9,475

RAMBUS, INC. (A)                                                    300                   14,325

REPTRON ELECTRONICS, INC. (A)                                       100                   494

RF MICRO DEVICES, INC. (A)                                          400                   5,200

S-3, INC. (A)                                                       700                   2,144

SANMINA CORP. (A)                                                   500                   15,438

SEMTECH CORP. (A)                                                   300                   4,800

SIPEX CORP. (A)                                                     400                   7,175

SOLECTRON CORP. (A)                                                 1,000                 41,313

STANDARD MICROSYSTEMS CORP. (A)                                     100                   625

STERLING COMMERCE, INC. (A)                                         900                   29,700

STORAGE TECHNOLOGY CORP. (A)                                        1,000                 21,750

TELCOM SEMICONDUCTOR, INC. (A)                                      100                   375

TEXAS INSTRUMENTS, INC.                                             2,700                 128,756



                                                                   SHARES                VALUE (NOTE 1)

THOMAS & BETTS CORP.                                                800                  $ 27,250

TRANSWITCH CORP. (A)                                                400                   6,300

TRIQUINT SEMICONDUCTOR, INC. (A)                                    100                   1,525

UNIPHASE CORP. (A)                                                  400                   15,975

VIDEOSERVER, INC. (A)                                               100                   675

VISHAY INTERTECHNOLOGY, INC.                                        1,030                 10,815

VITESSE SEMICONDUCTOR CORP. (A)                                     500                   13,563

WORLD ACCESS, INC. (A)                                              400                   7,650

XILINX, INC. (A)                                                    400                   12,200

ZORAN CORP. (A)                                                     100                   588

                                                                                          1,884,871

PHOTOGRAPHIC EQUIPMENT - 0.3%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EASTMAN KODAK CO.                                                   2,400                 187,500

IMATION CORP. (A)                                                   300                   4,706

IN FOCUS SYSTEMS, INC. (A)                                          400                   1,500

POLAROID CORP.                                                      600                   16,875

                                                                                          210,581

TOTAL TECHNOLOGY                                                                          11,275,443

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.4%

AIRTRAN HOLDINGS, INC. (A)                                          400                   1,700

ALASKA AIR GROUP, INC. (A)                                          400                   15,575

AMERICA WEST HOLDING CORP. CLASS B (A)                              700                   13,606

AMR CORP. (A)                                                       1,100                 59,950

ASA HOLDINGS, INC.                                                  200                   6,850

ATLANTIC COAST AIRLINES HOLDINGS, INC. (A)                          200                   4,525

ATLAS AIR, INC. (A)                                                 100                   2,375

COMAIR HOLDINGS, INC.                                               750                   19,078

CONTINENTAL AIRLINES, INC. CLASS B (A)                              300                   12,375

DELTA AIR LINES, INC.                                               400                   40,800

GREAT LAKES AVIATION LTD. (A)                                       200                   600

MESA AIR GROUP, INC. (A)                                            200                   934

MIDWAY AIRLINES CORP. (A)                                           100                   1,406

MIDWEST EXPRESS HOLDINGS, INC. (A)                                  300                   8,025

NAVIGANT INTERNATIONAL, INC. (A)                                    700                   4,156

NORTHWEST AIRLINES CORP. CLASS A (A)                                500                   13,906

SKYWEST, INC.                                                       400                   8,400

SOUTHWEST AIRLINES CO.                                              1,875                 33,398

TRANSPORTATION WORLD AIRLINES, INC. (A)                             1,200                 7,875

TRAVEL SERVICES INTERNATIONAL, INC. (A)                             300                   6,525

UAL CORP. (A)                                                       600                   36,188

US AIRWAYS GROUP, INC. (A)                                          600                   34,950

VIAD CORP.                                                          600                   12,450

WESTERN PACIFIC AIRLINES, INC. (A)                                  200                   4

WORLDCORP, INC. (A)                                                 100                   34

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                          345,685

RAILROADS - 0.5%

ABC RAIL PRODUCTS CORP. (A)                                         100                   1,088

BURLINGTON NORTHERN SANTA FE CORP.                                  1,000                 93,063

CSX CORP.                                                           1,600                 60,400

KANSAS CITY SOUTHERN INDUSTRIES, INC.                               600                   19,725

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

RAILROADS - CONTINUED

NORFOLK SOUTHERN CORP.                                              2,900                $ 81,744

TRINITY INDUSTRIES, INC.                                            600                   18,150

UNION PACIFIC CORP.                                                 2,000                 79,625

WISCONSIN CENTRAL TRANSPORTATION CORP. (A)                          700                   8,794

                                                                                          362,589

SHIPPING - 0.0%

ALEXANDER & BALDWIN, INC.                                           400                   9,400

HVIDE MARINE, INC. (A)                                              300                   2,025

MARINE TRANSPORT CORP. (A)                                          10                    22

OMI CORP. (A)                                                       100                   350

TRICO MARINE SERVICES, INC. (A)                                     400                   2,350

                                                                                          14,147

TRUCKING & FREIGHT - 0.3%

AIR EXPRESS INTERNATIONAL CORP.                                     700                   11,988

AIRBORNE FREIGHT CORP.                                              600                   11,700

AMERICAN FREIGHTWAYS CORP. (A)                                      300                   2,288

ARKANSAS BEST CORP. (A)                                             300                   2,025

C.H. ROBINSON WORLDWIDE, INC.                                       200                   4,000

CNF TRANSPORTATION, INC.                                            700                   21,875

CONSOLIDATED FREIGHTWAYS CORP. (A)                                  300                   2,625

EAGLE USA AIRFREIGHT, INC. (A)                                      400                   8,150

EXPEDITORS INTERNATIONAL OF                                         500                   13,906
WASHINGTON, INC.

FDX CORP. (A)                                                       1,380                 69,086


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FRITZ COMPANIES, INC. (A)                                           100                   800

HUNT (J.B.) TRANSPORT SERVICES, INC.                                500                   8,469

LANDSTAR SYSTEM, INC. (A)                                           100                   2,863

M.S. CARRIERS, INC. (A)                                             100                   2,138

ROADWAY EXPRESS, INC.                                               500                   7,563

SWIFT TRANSPORTATION CO., INC. (A)                                  800                   13,100

US XPRESS ENTERPRISES, INC. (A)                                     100                   1,125

USFREIGHTWAYS CORP.                                                 600                   13,463

WERNER ENTERPRISES, INC.                                            700                   10,325

YELLOW CORP. (A)                                                    500                   5,969

                                                                                          213,458

TOTAL TRANSPORTATION                                                                      935,879

UTILITIES - 10.0%

CELLULAR - 0.6%

ADVANCED RADIO TELECOM CORP. (A)                                    200                   600

AIRTOUCH COMMUNICATIONS, INC. (A)                                   4,000                 225,000

APPLIED CELLULAR TECHNOLOGY, INC. (A)                               100                   181

ASSOCIATED GROUP, INC. CLASS A (A)                                  500                   13,250

CELLNET DATA SYSTEMS, INC. (A)                                      400                   2,200

CELLULAR COMMUNICATIONS                                             250                   13,250
INTERNATIONAL, INC. (A)

CENTENNIAL CELLULAR CORP. CLASS A (A)                               300                   11,138

CENTURY TELEPHONE ENTERPRISES, INC.                                 950                   43,106

CORECOMM, INC. (A)                                                  300                   6,150



                                                                   SHARES                VALUE (NOTE 1)

GEOTEK COMMUNICATIONS, INC. (A)                                     1,200                $ 22

LCC INTERNATIONAL, INC. (A)                                         200                   1,300

NEXTEL COMMUNICATIONS, INC. CLASS A (A)                             1,700                 30,706

PAGING NETWORK, INC. (A)                                            600                   4,350

POWERTEL, INC. (A)                                                  100                   1,000

QUALCOMM, INC. (A)                                                  400                   17,575

SKYTEL COMMUNICATIONS, INC. (A)                                     300                   3,938

TELEPHONE & DATA SYSTEMS, INC.                                      800                   26,500

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


UNITED STATES CELLULAR CORP. (A)                                    400                   11,375

VANGUARD CELLULAR SYSTEMS, INC.                                     600                   11,250
CLASS A (A)

WESTERN WIRELESS CORP. CLASS A (A)                                  500                   7,813

                                                                                          430,704

ELECTRIC UTILITY - 3.1%

AES CORP. (A)                                                       900                   24,525

ALLEGHENY ENERGY, INC.                                              700                   18,638

AMEREN CORP.                                                        800                   31,650

AMERICAN ELECTRIC POWER CO., INC.                                   1,800                 81,450

BALTIMORE GAS & ELECTRIC CO.                                        1,700                 52,381

BEC ENERGY                                                          200                   7,925

CALENERGY, INC. (A)                                                 500                   12,719

CAROLINA POWER & LIGHT CO.                                          600                   25,838

CENTRAL & SOUTH WEST CORP.                                          1,600                 41,800

CITIZENS UTILITIES CO. CLASS B                                      3,349                 24,071

CMS ENERGY CORP.                                                    1,200                 50,775

CONECTIV, INC.                                                      600                   12,225

CONSOLIDATED EDISON, INC.                                           1,300                 61,506

DOMINION RESOURCES, INC.                                            1,800                 75,038

DPL, INC.                                                           850                   15,300

DQE, INC.                                                           400                   14,275

DTE ENERGY CO.                                                      1,600                 67,400

DUKE ENERGY CORP.                                                   3,000                 187,125

EASTERN UTILITIES ASSOCIATES                                        100                   2,481

EDISON INTERNATIONAL                                                2,000                 56,875

ENERGY EAST CORP.                                                   600                   27,000

ENTERGY CORP.                                                       1,300                 37,456

FIRSTENERGY CORP.                                                   1,957                 56,508

FLORIDA PROGRESS CORP.                                              500                   21,094

FPL GROUP, INC.                                                     1,700                 113,156

GPU, INC.                                                           1,400                 52,588

HOUSTON INDUSTRIES, INC.                                            1,500                 43,219

ILLINOVA CORP.                                                      1,100                 28,394

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


KANSAS CITY POWER & LIGHT CO.                                       600                   17,063

KTI, INC. (A)                                                       300                   4,613

LG&E ENERGY CORP.                                                   1,600                 41,000

MIDAMERICAN ENERGY HOLDINGS CO.                                     1,500                 37,219

MONTANA POWER CO.                                                   900                   35,100

NEVADA POWER CO.                                                    900                   22,331

NEW CENTURY ENERGIES, INC.                                          600                   27,675

NEW ENGLAND ELECTRIC SYSTEM                                         1,000                 40,375

NIAGARA MOHAWK POWER CORP. (A)                                      2,000                 31,000

NIPSCO INDUSTRIES, INC.                                             600                   17,550

NORTHEAST UTILITIES (A)                                             400                   6,000

COMMON STOCKS - CONTINUED

                                                                   SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

NORTHERN STATES POWER CO.                                           1,700                $ 45,050

OGE ENERGY CORP.                                                    400                   11,025

PACIFICORP                                                          3,200                 72,200

PECO ENERGY CO.                                                     2,000                 68,500

PG&E CORP.                                                          3,300                 106,013

PINNACLE WEST CAPITAL CORP.                                         1,000                 43,188

POTOMAC ELECTRIC POWER CO.                                          1,300                 31,850

PP&L RESOURCES, INC.                                                1,800                 42,413

PUBLIC SERVICE CO. OF NEW MEXICO                                    200                   4,000

PUBLIC SERVICE ENTERPRISE GROUP, INC.                               1,300                 47,613

PUGET SOUND POWER & LIGHT CO.                                       1,000                 25,125

SCANA CORP.                                                         600                   18,413

SIERRA PACIFIC RESOURCES                                            600                   21,938

SOUTHERN CO.                                                        4,400                 123,750

TECO ENERGY, INC.                                                   800                   21,250

TEXAS UTILITIES CO.                                                 2,400                 102,000

UNICOM CORP.                                                        1,100                 39,188

UTILICORP UNITED, INC.                                              700                   24,106

WISCONSIN ENERGY CORP.                                              1,600                 46,500

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                          2,417,460

GAS - 0.7%

AGL RESOURCES, INC.                                                 200                   3,663

AQUILA GAS PIPELINE CORP.                                           100                   719

COLUMBIA ENERGY GROUP                                               700                   34,825

CONSOLIDATED NATURAL GAS CO.                                        1,000                 43,813

CTG RESOURCES, INC.                                                 100                   2,313

EASTERN ENTERPRISES CO.                                             100                   3,956

EL PASO ENERGY CORP.                                                1,300                 32,256

ENRON CORP.                                                         2,800                 118,475

EQUITABLE RESOURCES, INC.                                           200                   4,375

K N ENERGY, INC.                                                    600                   23,475

MARKETSPAN CORP.                                                    1,592                 43,581

MCN ENERGY GROUP, INC.                                              900                   15,806

NATIONAL FUEL GAS CO.                                               500                   20,563

NICOR, INC.                                                         300                   11,644

ONEOK, INC.                                                         200                   6,013

QUESTAR CORP.                                                       400                   6,500

SEMPRA ENERGY (A)                                                   2,402                 61,101

SONAT, INC.                                                         1,200                 32,475

WASHINGTON GAS LIGHT CO.                                            200                   4,750

WESTERN RESOURCES, INC.                                             400                   16,125

WILLIAMS COMPANIES, INC.                                            2,599                 59,777

                                                                                          546,205

TELEPHONE SERVICES - 5.6%

ALLTEL CORP.                                                        2,392                 107,939

AMERITECH CORP.                                                     7,800                 367,575

AT&T CORP.                                                          13,153                659,294



                                                                   SHARES                VALUE (NOTE 1)

BELL ATLANTIC CORP.                                                 11,100               $ 489,788

BELLSOUTH CORP.                                                     7,100                 486,794

CINCINNATI BELL, INC.                                               900                   21,150


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COMMONWEALTH TELEPHONE                                              100                   2,163
ENTERPRISES, INC.

COMSAT CORP. SERIES 1                                               700                   15,269

E.SPIRE COMMUNICATIONS, INC. (A)                                    100                   1,575

EXCEL COMMUNICATIONS, INC. (A)                                      700                   14,131

FRONTIER CORP.                                                      1,600                 48,600

GLOBAL TELESYSTEMS GROUP, INC. (A)                                  500                   16,000

GST TELECOMMUNICATIONS, INC. (A)                                    700                   6,300

GTE CORP.                                                           6,800                 340,000

ICG COMMUNICATIONS, INC. (A)                                        600                   10,763

ITC DELTACOM, INC.                                                  300                   9,525

IXC COMMUNICATIONS, INC.                                            400                   9,800

LEVEL 3 COMMUNICATIONS, INC. (A)                                    2,100                 62,541

MASTECH CORP. (A)                                                   200                   4,106

MCI COMMUNICATIONS CORP.                                            5,200                 260,000

MCLEODUSA, INC. CLASS A (A)                                         400                   11,600

NEXTLINK COMMUNICATIONS, INC.                                       300                   6,225
CLASS A (A)

PACIFIC GATEWAY EXCHANGE, INC. (A)                                  300                   10,556

PRIMUS TELECOMMUNICATIONS                                           461                   4,149
GROUP, INC. (A)

QWEST COMMUNICATIONS                                                2,370                 59,250
INTERNATIONAL, INC. (A)

SBC COMMUNICATIONS, INC.                                            13,200                501,600

SOURCE MEDIA, INC. (A)                                              400                   2,513

SOUTHERN NEW ENGLAND TELECOMMUNICATIONS CORP.                       700                   45,369

SPRINT CORP.                                                        3,100                 207,894

STAR TELECOMMUNICATIONS, INC. (A)                                   405                   4,253

TEL-SAVE HOLDINGS, INC. (A)                                         1,000                 15,000

TELEGROUP, INC. (A)                                                 300                   1,350

U.S. WEST, INC.                                                     4,079                 212,108

U.S. LEC CORP. CLASS A                                              400                   5,800

VIATEL, INC. (A)                                                    400                   3,250

WINSTAR COMMUNICATIONS, INC. (A)                                    400                   7,300


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


WORLDCOM, INC. (A)                                                  7,425                 303,961

                                                                                          4,335,491

WATER - 0.0%

AMERICAN WATER WORKS, INC.                                          400                   11,000

UNITED WATER RESOURCES, INC.                                        100                   1,775

                                                                                          12,775

TOTAL UTILITIES                                                                           7,742,635

TOTAL COMMON STOCKS                                                          72,501,461
(COST $82,989,847)


PREFERRED STOCKS - 0.0%

                                         SHARES          VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE - 0.0%

REAL ESTATE INVESTMENT TRUSTS - 0.0%

KIMCO REALTY CORP. SERIES D $1.875        36             $ 900

NONCONVERTIBLE PREFERRED STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE - 0.0%

REAL ESTATE - 0.0%

PRICE ENTERPRISES, INC. SERIES A $1.40    100             1,363

TOTAL PREFERRED STOCKS                                    2,263
(COST $2,352)




U.S. TREASURY OBLIGATIONS - 6.6%

                                                                          PRINCIPAL
                                                                          AMOUNT

U.S. TREASURY BILLS, YIELDS AT
DATES OF PURCHASE 4.79% TO 5.11%, 10/29/98 TO 12/3/98 (B)                 $ 5,165,000                5,109,349
(COST $5,107,868)

TOTAL INVESTMENT IN SECURITIES - 100%                                                              $77,613,073
(COST $88,100,067)



FUTURES CONTRACTS

                                   EXPIRATION        UNDERLYING         UNREALIZED
                                   DATE              FACE AMOUNT        GAIN/(LOSS)
                                                     AT VALUE

PURCHASED

21 S&P 500 STOCK INDEX CONTRACTS   SEP. 1998         $ 5,008,500        $ (617,414)


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 6.5%.
LEGEND
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $337,250.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $55,811,399 and $1,959,218, respectively (see Note 3 of Notes to Financial Statements).
The market value of futures contracts opened and closed during the period amounted to $64,728,217 and $65,144,700, respectively (see Note 3 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $819,126 and $870,782, respectively (see Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $88,101,971. Net unrealized depreciation aggregated $10,488,898, of which $2,753,663 related to appreciated investment securities and $13,242,561 related to depreciated investment securities.
SPARTAN TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                        AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                         $ 77,613,073
(COST $88,100,067) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                        27,694

RECEIVABLE FOR INVESTMENTS SOLD                                                             12,440

RECEIVABLE FOR FUND SHARES SOLD                                                             1,341,405

DIVIDENDS RECEIVABLE                                                                        100,394

PURCHASE FEES RECEIVABLE                                                                    5,553

OTHER RECEIVABLES                                                                           2,978

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                   8,000

 TOTAL ASSETS                                                                               79,111,537

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                              $ 1,054

PAYABLE FOR FUND SHARES REDEEMED                                                1,307,090

PAYABLE FOR DAILY VARIATION ON                                                  405,887
FUTURES CONTRACTS

OTHER PAYABLES AND                                                              46,649
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                          1,760,680

NET ASSETS                                                                                 $ 77,350,857

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                            $ 87,825,580

UNDISTRIBUTED NET INVESTMENT INCOME                                                         448,197

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                           181,488

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                   (11,104,408)

NET ASSETS, FOR 3,185,360 SHARES OUTSTANDING                                               $ 77,350,857

NET ASSET VALUE, OFFERING PRICE                                                             $24.28
AND REDEMPTION PRICE PER SHARE ($77,350,857 (DIVIDED BY) 3,185,360 SHARES) A


A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE
FEE.

STATEMENT OF OPERATIONS
                                                          SIX MONTHS ENDED AUGUST 31, 1998

INVESTMENT INCOME                                                                $ 404,535
DIVIDENDS

INTEREST (INCLUDING INCOME ON                                                     133,638
SECURITIES LOANED OF $9,516)

 TOTAL INCOME                                                                     538,173

EXPENSES

MANAGEMENT FEE AND                                                $ 77,465
SUB-ADVISORY FEES

TRANSFER AGENT FEES                                                46,915

ACCOUNTING FEES                                                    30,453

NON-INTERESTED TRUSTEES' COMPENSATION                              90

REGISTRATION FEES                                                  85,926

AUDIT                                                              23,820

LEGAL                                                              105

 TOTAL EXPENSES BEFORE REDUCTIONS                                  264,774

 EXPENSE REDUCTIONS                                                (183,006)      81,768

NET INVESTMENT INCOME                                                             456,405

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             (75,662)

 FUTURES CONTRACTS                                                 350,476        274,814

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             (12,741,124)

 FUTURES CONTRACTS                                                 (703,243)      (13,444,367)

NET GAIN (LOSS)                                                                   (13,169,553)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (12,713,148)




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                              SIX MONTHS ENDED  NOVEMBER 5, 1997
                                                                               AUGUST 31, 1998   (COMMENCEMENT
                                                                               (UNAUDITED)       OF OPERATIONS) TO
                                                                                                 FEBRUARY 28, 1998
OPERATIONS                                                                     $ 456,405         $ 125,196
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                        274,814           230,371

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                            (13,444,367)      2,339,959

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (12,713,148)      2,695,526

DISTRIBUTIONS TO SHAREHOLDERS                                                    (80,397)          (56,554)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                          (305,507)         -

 TOTAL DISTRIBUTIONS                                                             (385,904)         (56,554)

SHARE TRANSACTIONS                                                               68,587,387        42,880,647
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                   382,019           56,508

 COST OF SHARES REDEEMED                                                         (17,706,943)      (6,952,594)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS         51,262,463        35,984,561

PURCHASE FEES                                                                    345,885           218,028

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                        38,509,296        38,841,561

NET ASSETS

 BEGINNING OF PERIOD                                                             38,841,561        -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $448,197 AND $75,013, RESPECTIVELY)                                  $ 77,350,857      $ 38,841,561

OTHER INFORMATION
SHARES

 SOLD                                                                            2,399,062         1,666,819

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                         12,959            2,259

 REDEEMED                                                                        (624,974)         (270,765)

 NET INCREASE (DECREASE)                                                         1,787,047         1,398,313



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                                                        SIX MONTHS ENDED  YEAR ENDED
                                                        AUGUST 31, 1998   FEBRUARY 28,

SELECTED PER-SHARE DATA                                 (UNAUDITED)       1998 E

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 27.78           $ 25.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .21               .15

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (3.63)            2.45

 TOTAL FROM INVESTMENT OPERATIONS                       (3.42)            2.60

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.05)             (.08)

 FROM NET REALIZED GAIN                                 (.19)             -

 TOTAL DISTRIBUTIONS                                    (.24)             (.08)

PURCHASE FEES ADDED TO PAID IN CAPITAL                  .16               .26

NET ASSET VALUE, END OF PERIOD                         $ 24.28           $ 27.78

TOTAL RETURN B, C                                       (11.89)%          11.48%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 77,351          $ 38,842

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .26% A, F         .25% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    1.46% A           1.91% A

PORTFOLIO TURNOVER RATE                                 7% A              7% A

AVERAGE COMMISSION RATE G                              $ .0250           $ .0186




A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
  BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
  OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER
  (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
  TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD
  AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
  TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


SPARTAN EXTENDED MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 0.75% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998   PAST 6   LIFE OF
                                MONTHS   FUND

SPARTAN EXTENDED MARKET INDEX   -22.11%  -16.36%

SPARTAN EXTENDED MARKET INDEX   -22.69%  -16.98%
(INCL. 0.75% PURCHASE FEE)

WILSHIRE 4500                   -21.58%  -17.01%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Wilshire 4500 Index - an unmanaged index of approximately 6,900 U.S. equity securities. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.


UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
                     SPARTAN EXT MKT INDEX       WILSHIRE 4500
             00398                       WA008
  1997/11/05       9925.00                    10000.00
  1997/11/30       9786.05                     9738.00
  1997/12/31      10029.23                     9976.58
  1998/01/31       9909.78                     9833.92
  1998/02/28      10658.29                    10586.21
  1998/03/31      11191.80                    11133.52
  1998/04/30      11311.03                    11274.91
  1998/05/31      10781.39                    10478.37
  1998/06/30      10961.95                    10916.05
  1998/07/31      10336.01                    10297.11
  1998/08/31       8301.71                     8299.00
IMATRL PRASUN   SHR__CHT 19980831 19980922 153547 R00000000000012
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started, and the current 0.75% purchase fee was paid. As the chart shows, by August 31, 1998, the value of the investment would have been $8,302 - a 16.98% decrease on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $8,299 - a 17.01% decrease.
SPARTAN EXTENDED MARKET INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Frank Salerno, Portfolio Manager of Spartan Extended Market Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, FRANK?
A. For the six months that ended on August 31, 1998, the fund had a total return of -22.11%. From its inception on November 5, 1997, the fund returned -16.36% (figures do not include the 0.75% purchase fee). The fund invests in equity securities included in its benchmark - the Wilshire 4500 Index - which returned -21.58% and -17.01% over the past six months and since the fund's inception, respectively.
Q. WHAT WOULD YOU SAY WERE THE PREDOMINANT MARKET CONDITIONS OF THE PAST SIX MONTHS?
A. The past half-year has been characterized by extreme volatility worldwide. U.S. equity markets were dragged under by the continuous downward spiral of the Asian economic crisis. The tumultuous decline of emerging markets - most notably Russia and Latin America - was also a significant contributor to tense investor sentiment. The European markets, which had been seemingly immune to the fiscal turmoil in Eastern Europe and the Far East, finally began to feel the effects of Russia's political and economic upheaval. The news on the U.S. front was not all bad, however, as low inflation and consistently low interest rates combined to demonstrate the resiliency and strength of domestic economic fundamentals. Still, thanks to a nearly 20% drop in the Dow Jones Industrial Average between its record high on July 17, 1998, through August 31, 1998, the market's gains for the year were effectively erased. In general, large cap stocks performed better than small-caps, which particularly hurt the fund given its small-cap focus. While there were few signs of panic by individual investors, many did seek shelter in securities backed by the federal government, sparking the yield on the 30-year Treasury bond to fall to a record low of 5.25 percent.
Q. LET'S TALK ABOUT THE PERFORMANCE OF SOME OF THE FUND'S SPECIFIC SECTORS, STARTING WITH FINANCE, THE FUND'S LARGEST SECTOR WEIGHTING .
 . .
A. In the earlier stages of the six-month period ending August 31, merger and acquisition activity within this sector, along with low interest rates and a solid economy, helped financial stocks tremendously. U.S. financial stocks also had little exposure to Asia. However, U.S. financial companies have much more exposure to other emerging markets - including Latin America and Russia - prompting negative investor sentiment amidst concerns about the possibility of global recession. That negative sentiment has translated into a recent downturn in performance for the financial sector in general.
Q. HEALTH CARE STOCKS HAVE PERFORMED VERY WELL IN RECENT YEARS. DID THAT TREND CONTINUE, GIVEN THE VOLATILE CLIMATE DURING THE SIX-MONTH PERIOD?
A. Health care stocks generally have performed well since the fund's inception. I attribute that in large part to the pharmaceutical industry. I see three key contributors to the strength of pharmaceutical companies. First, given the aging of the population, there's a strong demand for their products. Second, the industry is meeting that demand with new, innovative products that have been given accelerated approvals by the Food and Drug Administration. Finally, many of these companies have produced double digit earnings, which compare favorably to the rest of the health care industry.
Q. WHAT ABOUT THE TECHNOLOGY SECTOR?
A. The technology sector was one of the primary contributors to the market's record-setting performance earlier in the year. The stocks of technology companies without a great deal of exposure to Asia were some of the fund's best performers. However, nearly all technology stocks stumbled significantly with the market correction at the end of the period. Internet stocks in particular suffered a significant sell-off given what many saw as their highly overvalued stock prices.
Q. WHAT IS YOUR OUTLOOK, FRANK?
A. Toward the end of the period, it appeared the Federal Reserve Board was considering a reduction in interest rates. I feel that would help calm nervous investor sentiment and perhaps stabilize some of the peaks and valleys we've witnessed lately. It would also be particularly beneficial for bank stocks, which tend to do well in periods of low inflation and low or declining interest rates. I do anticipate more volatility in the near-term, however, with several of the world's major markets still trying to catch their collective breath from the whirlwind of fluctuations. At the same time, I am quite encouraged by the strength of the American economy. Hopefully, the combination of low inflation, low unemployment and low interest rates will be the ties that allow us to lash ourselves to the mast and ride out the stock market's turbulent storms.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: TOTAL RETURN THAT CORRESPONDS TO THAT
OF THE WILSHIRE 4500 INDEX
FUND NUMBER: 398
TRADING SYMBOL: FSEMX
START DATE: NOVEMBER 5, 1997
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$38 MILLION
MANAGER: FRANK SALERNO, SINCE INCEPTION
(CHECKMARK)
SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENT CHANGES




TOP TEN STOCKS AS OF AUGUST 31, 1998

                                      % OF FUND'S   % OF FUND'S INVESTMENTS
                                      INVESTMENTS   IN THESE STOCKS
                                                    6 MONTHS AGO

BERKSHIRE HATHAWAY, INC.               3.2           1.5
CLASS A

SAFEWAY, INC.                          0.8           0.5

AMERICA ONLINE, INC.                   0.7           0.4

CARNIVAL CORP.                         0.7           0.5

EQUITABLE COMPANIES                    0.5           0.3
(THE), INC.

COX COMMUNICATIONS, INC. CLASS A       0.4           0.3

COCA-COLA ENTERPRISES, INC.            0.4           0.4

LEVEL 3 COMMUNICATIONS, INC.           0.4           0.0

GENENTECH, INC. (SPECIAL)              0.4           0.3

BMC SOFTWARE, INC.                     0.3           0.2


TOP TEN MARKET SECTORS AS OF AUGUST 31, 1998

                                              % OF FUND'S   % OF FUND'S INVESTMENTS
                                              INVESTMENTS   IN THESE MARKET SECTORS
                                                            6 MONTHS AGO

FINANCE                                        19.8          17.7

TECHNOLOGY                                     15.0          14.5

UTILITIES                                      8.7           7.0

CONSTRUCTION                                   8.0           6.5
& REAL ESTATE

HEALTH                                         8.0           7.3

MEDIA & LEISURE                                7.6           6.5

RETAIL & WHOLESALE                             5.3           4.7

SERVICES                                       4.6           4.1

DURABLES                                       4.4           3.7

NONDURABLES                                    3.9           3.0


SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 97.7%

                                                                   SHARES               VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.1%

AEROSPACE & DEFENSE - 0.8%

AAR CORP.                                                           650                 $ 14,381

ADVANCED AERODYNAMICS & STRUCTURES, INC. CLASS A (A)                600                  2,175

ADVANCED TECHNICAL PRODUCTS, INC. (A)                               100                  844

ALLIANT TECHSYSTEMS, INC. (A)                                       300                  19,688

AVIALL, INC. (A)                                                    200                  2,550

BANNER AEROSPACE, INC. (A)                                          160                  1,320

BE AEROSPACE, INC. (A)                                              600                  12,488

CORDANT TECHNOLOGIES, INC.                                          700                  24,938

CURTISS-WRIGHT CORP.                                                100                  4,406

FAIRCHILD CORP. CLASS A (A)                                         324                  4,496

GENCORP, INC.                                                       600                  12,600

GULFSTREAM AEROSPACE CORP. (A)                                      1,300                45,663

HARSCO CORP.                                                        1,000                36,688

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HOWMET INTERNATIONAL, INC.                                          1,200                12,000

KELLSTROM INDUSTRIES, INC. (A)                                      400                  9,225

MOOG, INC. CLASS A (A)                                              100                  2,825

OEA, INC.                                                           600                  4,650

ORBITAL SCIENCES CORP. (A)                                          500                  9,375

PRECISION CASTPARTS CORP.                                           600                  22,613

PRIMEX TECHNOLOGIES, INC.                                           200                  7,350

SEQUA CORP. CLASS A (A)                                             100                  6,381

SIMULA, INC. (A)                                                    100                  913

STURM RUGER & CO., INC.                                             400                  5,600

SUNDSTRAND CORP.                                                    1,100                50,119

UNITED INDUSTRIAL CORP.                                             100                  963

WYMAN-GORDON CO. (A)                                                800                  11,200

                                                                                         325,451

DEFENSE ELECTRONICS - 0.2%

ALPHA INDUSTRIES, INC. (A)                                          100                  950

ANAREN MICROWAVE, INC. (A)                                          200                  2,075

CUBIC CORP.                                                         100                  2,125

DUCOMMUN, INC. (A)                                                  150                  2,578

FLIR SYSTEMS, INC. (A)                                              600                  6,300

FREQUENCY ELECTRONICS, INC.                                         150                  975

LITTON INDUSTRIES, INC. (A)                                         900                  43,200

NICHOLS RESEARCH CORP. (A)                                          100                  2,013

REMEC, INC. (A)                                                     800                  6,500

SCOTT TECHNOLOGIES, INC. CLASS A (A)                                200                  2,600

STANFORD TELECOMMUNICATIONS, INC. (A)                               100                  975

                                                                                         70,291

SHIP BUILDING & REPAIR - 0.1%

AVONDALE INDUSTRIES, INC.                                           200                  5,125

DRIL-QUIP, INC.                                                     400                  4,925

HALTER MARINE GROUP, INC. (A)                                       800                  7,200

NEWPORT NEWS SHIPBUILDING, INC.                                     500                  11,750

                                                                                         29,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TOTAL AEROSPACE & DEFENSE                                                                424,742



                                                                   SHARES               VALUE (NOTE 1)

BASIC INDUSTRIES - 3.6%

CHEMICALS & PLASTICS - 1.8%

AIRGAS, INC. (A)                                                    1,100               $ 13,063

ALBEMARLE CORP.                                                     800                  13,450

ATMI, INC. (A)                                                      300                  3,488

BETZDEARBORN, INC.                                                  600                  36,900

BUSH BOAKE ALLEN, INC. (A)                                          200                  6,000

CABOT CORP.                                                         1,100                23,925

CARBIDE/GRAPHITE GROUP, INC. (THE) (A)                              200                  2,600

CATALYTICA, INC.                                                    1,100                11,344

CHEMFIRST, INC.                                                     300                  5,156

CROMPTON & KNOWLES CORP.                                            1,100                16,088

CYTEC INDUSTRIES, INC. (A)                                          900                  20,588

ECO SOIL SYSTEMS, INC. (A)                                          500                  2,688

ENVIRODYNE INDUSTRIES, INC. (A)                                     100                  413

ETHYL CORP.                                                         1,200                5,100

FERRO CORP.                                                         500                  10,094

FOAMEX INTERNATIONAL, INC.                                          600                  9,000

FULLER (H.B.) CO.                                                   400                  19,000

FURON CO.                                                           200                  3,288

GENERAL CHEMICAL GROUP, INC.                                        300                  6,263

GEON CO.                                                            700                  13,563

GEORGIA GULF CORP.                                                  500                  8,594

GUNDLE/SLT ENVIRONMENTAL, INC. (A)                                  100                  294

HANNA (M.A.) CO.                                                    1,100                13,681

HAWKINS CHEMICALS, INC.                                             100                  1,013

IMC GLOBAL, INC.                                                    1,580                29,033

INTERNATIONAL SPECIALTY PRODUCTS, INC. (A)                          1,000                15,313

ISOLYSER, INC. (A)                                                  1,000                1,875

IVEX PACKAGING CORP.                                                100                  1,644


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LAMSON & SESSIONS CO. (A)                                           100                  450

LAWTER INTERNATIONAL, INC.                                          500                  3,813

LEADING EDGE PACKAGING, INC. (A)                                    100                  150

LEARONAL, INC.                                                      100                  1,888

LUBRIZOL CORP.                                                      1,200                27,450

LYDALL, INC. (A)                                                    200                  2,775

LYONDELL PETROCHEMICAL CO.                                          1,500                32,344

MACDERMID, INC.                                                     600                  16,650

MCWHORTER TECHNOLOGIES, INC. (A)                                    100                  2,106

MILLENNIUM CHEMICALS, INC.                                          1,400                30,275

MINERALS TECHNOLOGIES, INC.                                         400                  14,525

MISSISSIPPI CHEMICAL CORP.                                          300                  3,769

MYERS INDUSTRIES, INC.                                              200                  4,125

NL INDUSTRIES, INC.                                                 700                  13,913

O'SULLIVAN CORP.                                                    200                  1,775

OCTEL CORP. (A)                                                     500                  7,688

OIL-DRI CORP. OF AMERICA                                            100                  1,263

OLIN CORP.                                                          800                  22,500

OM GROUP, INC.                                                      500                  14,375

PARK ELECTROCHEMICAL CORP.                                          100                  1,338

QUAKER STATE CORP.                                                  900                  11,306

SCHULMAN (A.), INC.                                                 1,000                15,875

SCOTTS CO. CLASS A (A)                                              300                  8,550

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS - CONTINUED

SOLUTIA, INC.                                                       1,700               $ 38,144

SPARTECH CORP.                                                      300                  4,950

STEPAN CO.                                                          100                  2,525

SYNALLOY CORP.                                                      100                  988

SYNETIC, INC. (A)                                                   300                  9,563

SYNTHETECH, INC. (A)                                                100                  525

TERRA INDUSTRIES, INC.                                              1,100                5,500

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TREDEGAR INDUSTRIES, INC.                                           255                  4,112

TUSCARORA PLASTICS, INC.                                            100                  1,438

UNIROYAL TECHNOLOGY CORP. (A)                                       100                  975

VALHI, INC.                                                         1,700                21,144

VALSPAR CORP.                                                       600                  19,950

WELLMAN, INC.                                                       500                  5,719

WITCO CORP.                                                         1,200                25,200

                                                                                         673,094

IRON & STEEL - 0.4%

ACME METALS, INC. (A)                                               100                  281

AK STEEL HOLDING CORP.                                              1,100                15,263

AMPCO-PITTSBURGH CORP.                                              100                  1,363

ATCHISON CASTING CORP. (A)                                          100                  1,344

BARNES GROUP, INC.                                                  200                  4,788

BIRMINGHAM STEEL CORP.                                              600                  4,125

CARPENTER TECHNOLOGY CORP.                                          400                  14,475

CITATION CORP. (A)                                                  100                  1,063

CLEVELAND-CLIFFS, INC.                                              300                  10,950

COLD METAL PRODUCTS, INC. (A)                                       100                  375

FANSTEEL, INC. (A)                                                  100                  606

GIBRALTAR STEEL CORP. (A)                                           100                  1,694

HUNTCO, INC. CLASS A                                                100                  688

INLAND STEEL INDUSTRIES, INC.                                       264                  5,000

INSTEEL INDUSTRIES, INC.                                            100                  488

J & L SPECIALTY STEEL, INC.                                         500                  1,781

KEYSTONE CONSOLIDATED INDUSTRIES, INC. (A)                          100                  838

LTV CORP.                                                           1,400                7,613

MATERIAL SCIENCES CORP. (A)                                         200                  1,513

MUELLER INDUSTRIES, INC. (A)                                        600                  15,338

NATIONAL STEEL CORP. CLASS B                                        800                  5,400

NORTHWEST PIPE CO. (A)                                              100                  1,613

NS GROUP, INC. (A)                                                  300                  1,781

OREGON STEEL MILLS, INC.                                            400                  3,775


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PARK-OHIO HOLDINGS CORP. (A)                                        100                  1,313

QUANEX CORP.                                                        200                  4,350

ROANOKE ELECTRIC STEEL CORP.                                        150                  1,950

ROUGE INDUSTRIES, INC. CLASS A                                      200                  1,550

SCHNITZER STEEL INDUSTRIES, INC. CLASS A                            100                  1,500

SEMX CORP. (A)                                                      100                  263

SHILOH INDUSTRIES, INC. (A)                                         100                  1,688

SPS TECHNOLOGIES, INC. (A)                                          200                  8,350

STEEL DYNAMICS, INC. (A)                                            700                  7,788

STEEL TECHNOLOGIES, INC.                                            100                  806



                                                                   SHARES               VALUE (NOTE 1)

SUN HYDRAULICS CORP.                                                100                 $ 1,113

TITAN INTERNATIONAL, INC.                                           300                  3,188

WEBCO INDUSTRIES, INC. (A)                                          100                  550

WHITTAKER CORP. (A)                                                 100                  1,338

WHX CORP. (A)                                                       400                  4,000

                                                                                         141,902

METALS & MINING - 0.5%

A. M. CASTLE & CO.                                                  200                  3,625

AFC CABLE SYSTEMS, INC. (A)                                         200                  4,631

AMCOL INTERNATIONAL CORP.                                           350                  4,113

BELDEN, INC.                                                        700                  10,413

BRUSH WELLMAN, INC.                                                 200                  2,925

CABLE DESIGN TECHNOLOGY CORP. (A)                                   350                  4,922

CENTURY ALUMINUM CO.                                                300                  3,000

COMMERCIAL METALS CO.                                               200                  4,875

COMMONWEALTH INDUSTRIES, INC.                                       500                  3,188

COMMSCOPE, INC. (A)                                                 1,100                14,575

ENCORE WIRE CORP. (A)                                               450                  4,725

ESSEX INTERNATIONAL, INC. (A)                                       400                  7,500

FREEPORT-MCMORAN SULPHUR, INC. (A)                                  142                  1,260

GENERAL CABLE CORP.                                                 550                  11,000

IMCO RECYCLING, INC.                                                200                  2,425

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INTERNATIONAL FIBERCOM, INC. (A)                                    700                  3,522

KAISER ALUMINUM CORP. (A)                                           500                  2,969

MARTIN MARIETTA MATERIALS, INC.                                     900                  38,363

MATTHEWS INTERNATIONAL CORP. CLASS A                                200                  4,925

MAXXAM, INC. (A)                                                    100                  5,700

OLYMPIC STEEL, INC. (A)                                             500                  3,125

OPTICAL CABLE CORP. (A)                                             500                  4,375

RELIANCE STEEL & ALUMINUM CO.                                       300                  9,150

RMI TITANIUM CO. (A)                                                300                  5,363

SPECIAL METALS CORP. (A)                                            200                  2,150

SUPERIOR TELECOM, INC.                                              425                  16,203

TITANIUM METALS CORP.                                               900                  10,350

WOLVERINE TUBE, INC.                                                300                  8,794

                                                                                         198,166

PACKAGING & CONTAINERS - 0.2%

ALLTRISTA CORP. (A)                                                 100                  2,506

BWAY CORP. (A)                                                      100                  1,838

GAYLORD CONTAINER CORP. CLASS A (A)                                 700                  2,100

GREIF BROTHERS CORP. CLASS A                                        300                  9,750

SHOREWOOD PACKAGING CORP. (A)                                       400                  5,200

SILGAN HOLDINGS, INC. (A)                                           500                  11,625

SONOCO PRODUCTS CO.                                                 2,050                52,531

U.S. CAN CORP. (A)                                                  200                  2,838

                                                                                         88,388

PAPER & FOREST PRODUCTS - 0.7%

ABT BUILDING PRODUCTS CORP. (A)                                     100                  938

ALBANY INTERNATIONAL CORP. CLASS A                                  903                  17,326

AMERICAN PAD & PAPER CO. (A)                                        400                  850

BOWATER, INC.                                                       700                  26,469

BT OFFICE PRODUCTS INTERNATIONAL, INC. (A)                          200                  2,688

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PAPER & FOREST PRODUCTS - CONTINUED

BUCKEYE TECHNOLOGIES, INC. (A)                                      500                 $ 7,906

CARAUSTAR INDUSTRIES, INC.                                          400                  8,500

CHESAPEAKE CORP.                                                    400                  13,100

CONSOLIDATED PAPERS, INC.                                           1,400                35,088

GEORGIA-PACIFIC CORP. (TIMBER GROUP)                                1,800                36,225

GLATFELTER (P.H.) CO.                                               300                  3,488

JEFFERSON SMURFIT CORP. (A)                                         1,300                14,625

LONGVIEW FIBRE CO.                                                  700                  6,825

MAIL-WELL, INC. (A)                                                 1,100                18,288

PALEX, INC. (A)                                                     100                  681

PENTAIR, INC.                                                       600                  16,725

POPE & TALBOT, INC.                                                 100                  894

RAYONIER, INC.                                                      500                  19,500

ROCK-TENN CO. CLASS A                                               300                  3,300

ST. JOE CO. (THE)                                                   1,400                28,088

UNISOURCE WORLDWIDE, INC.                                           1,700                11,263

WAUSAU-MOSINEE PAPER CORP.                                          840                  10,710

                                                                                         283,477

TOTAL BASIC INDUSTRIES                                                                   1,385,027

CONSTRUCTION & REAL ESTATE - 8.0%

BUILDING MATERIALS - 1.4%

AAON, INC. (A)                                                      100                  675

AAVID THERMAL TECHNOLOGIES, INC. (A)                                500                  4,469

ACX TECHNOLOGIES, INC. (A)                                          400                  6,325

AMERICAN PRECISION INDUSTRIES, INC. (A)                             100                  1,388

AMERICAN RESIDENTIAL SERVICES, INC. (A)                             200                  1,225

AMERICAN STANDARD COMPANIES, INC. (A)                               1,100                43,038

AMERICAN WOODMARK CORP.                                             100                  2,700

BARNETT, INC. (A)                                                   600                  7,275

CALMAT CO.                                                          300                  5,044

CARLISLE COMPANIES, INC.                                            400                  15,150

CENTEX CONSTRUCTION PRODUCTS, INC.                                  500                  19,313


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CHART INDUSTRIES, INC.                                              150                  1,059

COLTEC INDUSTRIES, INC. (A)                                         1,000                14,375

DAL-TILE INTERNATIONAL, INC. (A)                                    700                  5,950

DRAVO CORP. (A)                                                     200                  1,350

DREW INDUSTRIES, INC. (A)                                           100                  1,188

ELCOR CORP.                                                         150                  3,488

FASTENAL CO.                                                        700                  20,431

FLORIDA ROCK INDUSTRIES, INC.                                       200                  5,513

GIANT CEMENT HOLDING, INC. (A)                                      100                  2,619

HEXCEL CORP. (A)                                                    500                  4,844

HUSSMANN INTERNATIONAL, INC.                                        700                  9,188

ICC TECHNOLOGIES, INC. (A)                                          900                  2,025

INDUSTRIAL HOLDINGS, INC. (A)                                       100                  950

JOHNS MANVILLE CORP.                                                2,300                31,481

JUSTIN INDUSTRIES, INC.                                             300                  4,106

LAFARGE CORP.                                                       1,000                28,563

LILLY INDUSTRIES, INC. CLASS A                                      300                  5,588



                                                                   SHARES               VALUE (NOTE 1)

LONE STAR INDUSTRIES, INC.                                          100                 $ 6,013

MARK IV INDUSTRIES, INC.                                            1,000                14,188

MESTEK, INC. (A)                                                    100                  1,850

MOBILE MINI, INC. (A)                                               500                  3,813

NORTEK, INC. (A)                                                    100                  2,481

PENN ENGINEERING & MANUFACTURING CORP. (NON-VTG.)                   100                  1,863

RAYTECH CORP. (A)                                                   100                  306

REPUBLIC GROUP, INC.                                                100                  1,456

ROHN INDUSTRIES, INC.                                               700                  2,013

RPM, INC.                                                           1,525                19,920

SELAS CORP. OF AMERICA                                              100                  725

SHAW GROUP (A)                                                      100                  806

SOUTHDOWN, INC.                                                     664                  28,054

T.J. INTERNATIONAL, INC.                                            400                  8,375

TECUMSEH PRODUCTS CO. CLASS A                                       500                  23,781

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TEXAS INDUSTRIES, INC.                                              300                  10,856

THERMO POWER CORP. (A)                                              100                  850

THERMO REMEDIATION                                                  100                  363

THERMO TERRATECH, INC. (A)                                          200                  925

UNITED DOMINION INDUSTRIES LTD.                                     579                  14,120

UNIVERSAL FOREST PRODUCTS, INC.                                     100                  1,431

USG CORP.                                                           700                  30,100

VULCAN MATERIALS CO.                                                600                  66,900

WATSCO, INC. CLASS A                                                300                  4,388

YORK INTERNATIONAL CORP.                                            800                  27,700

                                                                                         522,597

CONSTRUCTION - 0.7%

AMERICAN HOMESTAR CORP. (A)                                         500                  7,688

AVATAR HOLDINGS, INC. (A)                                           400                  9,500

BEAZER HOMES USA, INC. (A)                                          400                  8,550

CASTLE & COOKE, INC. (A)                                            610                  9,150

CAVALIER HOMES, INC.                                                300                  2,925

CLAYTON HOMES, INC.                                                 1,700                26,244

CROSSMAN COMMUNITIES, INC. (A)                                      400                  10,200

D.R. HORTON, INC.                                                   950                  15,200

EMCOR GROUP, INC. (A)                                               400                  5,100

ENGLE HOMES, INC.                                                   600                  7,913

GRANITE CONSTRUCTION, INC.                                          700                  16,625

JACOBS ENGINEERING GROUP, INC. (A)                                  500                  12,750

LENNAR CORP.                                                        700                  12,688

M.D.C. HOLDINGS, INC.                                               600                  9,600

M/I SCHOTTENSTEIN HOMES, INC.                                       200                  3,975

MODTECH, INC. (A)                                                   300                  5,100

MONACO COACH CORP. (A)                                              300                  6,488

NCI BUILDING SYSTEMS, INC. (A)                                      500                  8,875

NVR, INC. (A)                                                       300                  9,769

OAKWOOD HOMES CORP.                                                 900                  12,825

PALM HARBOR HOMES, INC. (A)                                         250                  6,281


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ROBERTSON CECO CORP. (A)                                            100                  844

RYLAND GROUP, INC.                                                  500                  9,875

SCHULER HOMES, INC. (A)                                             100                  750

SKYLINE CORP.                                                       100                  2,825

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - CONTINUED

CONSTRUCTION - CONTINUED

SOUTHERN ENERGY HOMES, INC. (A)                                     200                 $ 1,750

STANDARD PACIFIC CORP.                                              700                  8,269

TOLL BROTHERS, INC. (A)                                             700                  17,894

U.S. HOME CORP. (A)                                                 400                  11,325

VISTANA, INC. (A)                                                   300                  3,844

WALTER INDUSTRIES, INC. (A)                                         900                  12,713

WEBB (DEL E.) CORP.                                                 500                  9,844

                                                                                         287,379

ENGINEERING - 0.3%

ABLE TELCOM HOLDING CORP. (A)                                       400                  1,650

AMERILINK CORP. (A)                                                 100                  600

APOGEE ENTERPRISES, INC.                                            800                  8,100

ARGUSS HOLDINGS, INC. (A)                                           100                  1,413

BILLING INFORMATION CONCEPTS CORP. (A)                              500                  4,438

CENTURY BUSINESS SERVICES, INC. (A)                                 900                  17,213

COMFORT SYSTEMS USA, INC. (A)                                       800                  14,300

DSP GROUP, INC. (A)                                                 200                  2,850

FORRESTER RESEARCH, INC. (A)                                        100                  3,100

HARDING LAWSON ASSOCIATES GROUP, INC. (A)                           100                  650

ICF KAISER INTERNATIONAL, INC. (A)                                  400                  525

IDM ENVIRONMENTAL CORP. (A)                                         700                  536

MASTEC, INC. (A)                                                    400                  6,400

NFO WORLDWIDE, INC.                                                 300                  2,813

PRIMARK CORP. (A)                                                   94                   2,221

PROFIT RECOVERY GROUP INTERNATIONAL, INC. (A)                       600                  11,325

SERVICE EXPERTS, INC. (A)                                           300                  8,063

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SPECIALTY TELECONTRUCTORS, INC. (A)                                 200                  4,875

STONE & WEBSTER, INC.                                               100                  3,406

SYLVAN LEARNING SYSTEMS (A)                                         950                  20,306

URS CORP. (A)                                                       100                  1,375

VSI HOLDINGS, INC. (A)                                              100                  550

X-CEED, INC. (A)                                                    600                  3,600

                                                                                         120,309

REAL ESTATE - 0.6%

AMERICAN REALTY TRUST, INC.                                         100                  1,475

BLUEGREEN CORP. (A)                                                 800                  6,000

BRIDGESTREET ACCOMODATIONS, INC.                                    100                  344

CADIZ LAND, INC. (A)                                                500                  4,063

CATELLUS DEVELOPMENT CORP. (A)                                      2,200                27,638

CB RICHARD ELLIS SERVICES, INC. (A)                                 500                  13,719

EXECUSTAY CORP. (A)                                                 100                  900

FAIRFIELD COMMUNITIES, INC. (A)                                     800                  7,800

FOREST CITY ENTERPRISES, INC. CLASS A                               400                  9,075

GRUBB & ELLIS CO. (A)                                               200                  1,900

HOMESTEAD VILLAGE, INC.                                             400                  3,275

HOVNANIAN ENTERPRISES, INC. CLASS A (A)                             100                  875

KAISER VENTURES, INC. (A)                                           100                  1,025

LASALLE PARTNERS, INC. (A)                                          200                  6,913



                                                                   SHARES               VALUE (NOTE 1)

LNR PROPERTY CORP.                                                  300                 $ 4,650

NEWHALL LAND & FARMING CO.                                          900                  22,106

OMEGA WORLDWIDE, INC. (A)                                           66                   338

PIERCE LEAHY CORP. (A)                                              200                  3,400

PRICE ENTERPRISES, INC. (A)                                         900                  3,375

ROUSE CO. (THE)                                                     1,400                40,250

SILVERLEAF RESORTS, INC. (A)                                        100                  813

STEWART ENTERPRISES, INC. CLASS A                                   1,400                27,475

STRATUS PROPERTIES, INC. (A)                                        100                  338


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SUNTERRA CORP. (A)                                                  1,000                9,188

TRAMMELL CROW CO.                                                   400                  10,575

TRENDWEST RESORTS, INC.                                             700                  8,444

WELLSFORD REAL PROPERTIES, INC. (A)                                 225                  2,138

                                                                                         218,092

REAL ESTATE INVESTMENT TRUSTS - 5.0%

ALEXANDRIA REAL ESTATE EQUITIES, INC.                               100                  2,906

AMB PROPERTY CORP.                                                  1,200                28,200

AMERICAN HEALTH PROPERTIES, INC.                                    300                  6,675

AMERICAN REAL ESTATE PARTNERS L.P. (A)                              200                  1,725

AMLI RESIDENTIAL PROPERTIES TRUST                                   200                  3,950

ANNALY MORTGAGE MANAGEMENT, INC.                                    100                  725

APARTMENT INVESTMENT & MANAGEMENT CO. CLASS A                       1,029                35,243

ARCHSTONE COMMUNITIES TRUST                                         2,600                50,375

ARDEN REALTY GROUP, INC.                                            1,500                31,688

ASSOCIATED ESTATES REALTY CORP.                                     200                  3,238

AVALON BAY COMMUNITIES, INC.                                        1,314                43,362

BANYAN STRATEGIC REALTY TRUST (SBI)                                 100                  644

BEDFORD PROPERTY INVESTORS, INC.                                    100                  1,663

BOSTON PROPERTIES, INC.                                             1,300                37,131

BOYKIN LODGING CO.                                                  300                  4,669

BRADLEY REAL ESTATE, INC. (SBI)                                     200                  3,975

BRANDYWINE REALTY TRUST                                             600                  10,800

BRE PROPERTIES, INC. CLASS A                                        500                  11,813

BURNHAM PACIFIC PROPERTIES, INC.                                    200                  2,600

CAMDEN PROPERTY TRUST (SBI)                                         951                  23,834

CAPSTEAD MORTGAGE CORP.                                             900                  2,700

CARRAMERICA REALTY CORP.                                            1,100                24,750

CBL & ASSOCIATES PROPERTIES, INC.                                   300                  7,463

CCA PRISON REALTY TRUST                                             200                  4,100

CENTERPOINT PROPERTIES CORP.                                        200                  6,500

CHATEAU COMMUNITIES, INC.                                           400                  10,425

CHELSEA GCA REALTY, INC.                                            200                  6,900


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COLONIAL PROPERTIES TRUST (SBI)                                     800                  19,500

COMMERCIAL NET LEASE REALTY, INC.                                   200                  2,625

CORNERSTONE PROPERTIES, INC.                                        1,500                21,563

COUSINS PROPERTIES, INC.                                            500                  13,906

CRESCENT REAL ESTATE EQUITIES, INC.                                 2,300                52,900

CRIIMI MAE, INC.                                                    300                  3,769

CROWN AMERICA REALTY TRUST                                          400                  3,000

DEVELOPERS DIVERSIFIED REALTY CORP.                                 1,300                22,831

DUKE REALTY INVESTMENTS, INC.                                       1,100                22,825

DYNEX CAPITAL, INC.                                                 600                  5,925

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - CONTINUED

EASTGROUP PROPERTIES, INC.                                          200                 $ 3,388

EQUITY INNS, INC.                                                   1,000                10,000

EQUITY OFFICE PROPERTIES TRUST                                      3,862                87,619

EQUITY RESIDENTIAL PROPERTIES TRUST (SBI)                           1,800                71,888

ESSEX PROPERTY TRUST, INC.                                          100                  2,844

EXCEL REALTY TRUST, INC.                                            200                  4,675

FEDERAL REALTY INVESTMENT TRUST                                     500                  10,063

FELCOR LODGING TRUST, INC.                                          905                  18,439

FIRST INDUSTRIAL REALTY TRUST, INC.                                 900                  21,094

FIRST UNION REAL ESTATE EQUITY & MORTGAGE INVESTMENTS               200                  1,288

FRANCHISE FINANCE CORP. OF AMERICA                                  300                  7,013

GABLES RESIDENTIAL TRUST                                            700                  18,025

GENERAL GROWTH PROPERTIES, INC.                                     900                  32,456

GLENBOROUGH REALTY TRUST, INC.                                      800                  17,400

GLIMCHER REALTY TRUST (SBI)                                         300                  4,875

GREAT LAKES, INC.                                                   200                  3,038

HAAGEN ALEXANDER PROPERTIES, INC.                                   200                  2,225

HEALTH CARE PROPERTY INVESTORS, INC.                                400                  12,525

HEALTH CARE REIT, INC.                                              300                  6,900


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HEALTHCARE REALTY TRUST, INC.                                       300                  6,863

HIGHWOODS PROPERTIES, INC.                                          1,200                30,525

HOME PROPERTIES                                                     100                  2,400

HOSPITALITY PROPERTIES TRUST (SBI)                                  1,000                27,500

HRPT PROPERTIES TRUST                                               2,200                34,375

IMPAC MORTGAGE HOLDINGS, INC.                                       100                  1,281

IMPERIAL CREDIT COMMERCIAL MORTGAGE INVESTMENT CORP.                500                  4,500

INDYMAC MORTGAGE HOLDINGS, INC.                                     900                  17,663

INNKEEPERS USA TRUST                                                300                  2,888

IRT PROPERTY CO.                                                    400                  3,550

IRVINE APARTMENTS COMMUNITIES, INC.                                 200                  5,100

JAMESON INNS, INC.                                                  100                  975

JDN REALTY CORP.                                                    300                  6,094

JP REALTY, INC.                                                     200                  4,025

KILROY REALTY CORP.                                                 500                  10,281

KIMCO REALTY CORP.                                                  1,000                35,500

KOGER EQUITY, INC.                                                  200                  3,325

KONOVER PROPERTY TRUST, INC. (A)                                    100                  688

KRANZCO REALTY TRUST                                                100                  1,619

LEXINGTON CORPORATE PROPERTIES TRUST                                100                  1,163

LIBERTY PROPERTY TRUST (SBI)                                        1,400                31,675

LTC PROPERTIES, INC.                                                200                  3,338

MACERICH CO.                                                        200                  5,050

MACK-CALI REALTY CORP.                                              1,300                37,456

MANUFACTURED HOME COMMUNITIES, INC.                                 300                  7,069

MERIDIAN INDUSTRIAL TRUST, INC.                                     200                  3,775

MERRY LAND & INVESTMENT CO., INC.                                   1,300                26,650

MGI PROPERTIES, INC.                                                100                  2,625



                                                                   SHARES               VALUE (NOTE 1)

MID-AMERICA APARTMENT COMMUNITIES, INC.                             800                 $ 18,400

MILLS CORP.                                                         600                  11,625

NATIONAL GOLF PROPERTIES, INC.                                      100                  2,344


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


NATIONAL HEALTH INVESTORS, INC.                                     200                  5,300

NATIONWIDE HEALTH PROPERTIES, INC.                                  1,100                22,481

NEW PLAN REALTY TRUST (SBI)                                         1,100                22,275

OCWEN ASSET INVESTMENT CORP.                                        500                  4,875

OMEGA HEALTHCARE INVESTORS, INC.                                    200                  5,725

PACIFIC GULF PROPERTIES, INC.                                       200                  3,800

PAN PACIFIC RETAIL PROPERTIES, INC.                                 200                  3,675

PARKWAY PROPERTIES, INC.                                            100                  2,713

PATRIOT AMERICAN HOSPITALITY, INC. UNIT                             1,941                26,204

PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                           100                  2,163

POST PROPERTIES, INC. (SBI)                                         700                  26,600

PRENTISS PROPERTIES TRUST (SBI)                                     1,100                24,613

PRIME RETAIL, INC.                                                  479                  4,491

PROLOGIS TRUST                                                      2,400                48,000

PUBLIC STORAGE, INC.                                                1,600                37,400

REALTY INCOME CORP.                                                 300                  7,069

RECKSON ASSOCIATES REALTY CORP.                                     900                  19,294

REDWOOD TRUST, INC.                                                 200                  2,850

REGENCY REALTY CORP.                                                300                  6,619

RFS HOTEL INVESTORS, INC.                                           900                  12,375

SAUL CENTERS, INC.                                                  100                  1,625

SHURGARD STORAGE CENTERS, INC. CLASS A                              400                  9,800

SIMON DEBARTOLO GROUP, INC.                                         1,700                49,406

SL GREEN REALTY CORP.                                               200                  3,850

SMITH (CHARLES E.) RESIDENTIAL REALTY, INC.                         200                  5,950

SOVRAN SELF STORAGE, INC.                                           200                  4,450

SPIEKER PROPERTIES, INC.                                            1,200                42,675

STARWOOD HOTELS & RESORTS                                           2,800                102,200

STORAGE TRUST REALTY                                                200                  4,338

STORAGE USA, INC.                                                   400                  11,975

SUMMIT PROPERTIES, INC.                                             300                  5,025

SUN COMMUNITIES, INC.                                               200                  6,538

SUNSTONE HOTEL INVESTORS, INC.                                      300                  2,550


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TANGER FACTORY OUTLET CENTERS, INC.                                 100                  2,619

TAUBMAN CENTERS, INC.                                               400                  5,250

THORNBURG MORTGAGE ASSET CORP.                                      200                  1,600

TOWN & COUNTRY TRUST                                                200                  2,813

TRINET CORPORATE REALTY TRUST, INC.                                 300                  8,625

UNITED DOMINION REALTY TRUST, INC.                                  2,700                31,388

UNIVERSAL HEALTH REALTY INCOME TRUST                                100                  1,831

URBAN SHOPPING CENTERS, INC.                                        200                  6,350

VORNADO REALTY TRUST                                                1,624                50,953

WALDEN RESIDENTIAL PROPERTIES, INC.                                 200                  4,525

WASHINGTON REAL ESTATE INVESTMENT TRUST                             400                  6,375

WEEKS CORP.                                                         200                  5,525

WEINGARTEN REALTY INVESTORS (SBI)                                   300                  11,550

WESTERN INVESTMENT REAL ESTATE TRUST                                200                  2,350

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - CONTINUED

REAL ESTATE INVESTMENT TRUSTS - CONTINUED

WESTFIELD AMERICA, INC.                                             1,000               $ 15,875

WINSTON HOTELS, INC.                                                200                  1,750

                                                                                         1,921,258

TOTAL CONSTRUCTION & REAL ESTATE                                                         3,069,635

DURABLES - 4.4%

AUTOS, TIRES, & ACCESSORIES - 1.8%

AFTERMARKET TECHNOLOGY CORP. (A)                                    600                  7,125

AMCAST INDUSTRIAL CORP.                                             100                  1,531

ARVIN INDUSTRIES, INC.                                              500                  18,875

AVIATION SALES CO. (A)                                              300                  7,650

BANDAG, INC.                                                        600                  18,075

BORG-WARNER AUTOMOTIVE, INC.                                        500                  20,250

BREED TECHNOLOGIES, INC.                                            500                  3,656

CASEY'S GENERAL STORES, INC.                                        1,100                14,231

CASTLE ENERGY CORP.                                                 300                  5,156

CLARCOR, INC.                                                       350                  5,556

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


COLONELS INTERNATIONAL, INC. (A)                                    200                  1,375

COPART, INC. (A)                                                    400                  7,750

CROSS-CONTINENT AUTO RETAILERS (A)                                  200                  1,225

DANAHER CORP.                                                       2,352                85,260

DISCOUNT AUTO PARTS, INC. (A)                                       200                  4,288

DONNELLY CORP. CLASS A                                              100                  1,519

DURA AUTOMOTIVE SYSTEMS, INC.                                       400                  8,800
CLASS A (A)

DURAKON INDUSTRIES, INC. (A)                                        100                  950

DYNEGY, INC.                                                        2,200                21,038

EXCEL INDUSTRIES, INC.                                              100                  1,275

FEDERAL SIGNAL CORP.                                                1,100                22,413

FEDERAL-MOGUL CORP.                                                 700                  37,363

FOREST OIL CORP. (A)                                                500                  4,375

GENTEX CORP. (A)                                                    1,200                13,875

GETTY PETROLEUM MARKETING, INC. (A)                                 100                  388

GETTY REALTY CORP.                                                  100                  1,531

GLOBAL MOTORSPORT GROUP, INC. (A)                                   300                  4,369

HAYES LEMMERZ INTERNATIONAL, INC. (A)                               400                  11,900

INTERMET CORP.                                                      300                  4,500

JASON, INC. (A)                                                     100                  700

JOHNSTOWN AMERICA INDUSTRIES, INC. (A)                              200                  2,250

KEYSTONE AUTOMOTIVE INDUSTRIES, INC. (A)                            600                  9,075

KROLL-O'GARA CO. (A)                                                600                  13,950

LEAR CORP. (A)                                                      1,300                52,731

LITHIA MOTORS, INC. (A)                                             400                  4,400

MASCOTECH, INC.                                                     700                  12,250

MERCURY AIR GROUP, INC.                                             100                  638

MERITOR AUTOMOTIVE, INC.                                            1,000                17,750

MILLER INDUSTRIES, INC. (A)                                         600                  2,663

MODINE MANUFACTURING CO.                                            600                  16,688

MONRO MUFFLER BRAKE, INC.                                           105                  1,050

O'REILLY AUTOMOTIVE, INC. (A)                                       400                  11,550



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                   SHARES               VALUE (NOTE 1)

OMNIQUIP INTERNATIONAL, INC.                                        400                 $ 4,500

OSHKOSH TRUCK CO. CLASS B                                           100                  2,250

REPUBLIC INDUSTRIES, INC. (A)                                       7,000                123,813

SIMPSON INDUSTRIES, INC.                                            200                  2,100

SONIC AUTOMOTIVE, INC. (A)                                          300                  5,531

SPARTAN MOTORS, INC.                                                100                  519

SPX CORP. (A)                                                       300                  14,925

STANDARD MOTOR PRODUCTS, INC.                                       100                  2,413

STANDARD PRODUCTS CO.                                               200                  5,100

SUPERIOR INDUSTRIES INTERNATIONAL, INC.                             800                  16,650

SUPREME INDUSTRIES, INC. CLASS A                                    105                  919

TBC CORP. (A)                                                       300                  1,388

TOWER AUTOMOTIVE, INC. (A)                                          1,000                18,375

TYLER CORP. (A)                                                     300                  1,969

UGLY DUCKLING CORP. (A)                                             200                  925

UNITED AUTO GROUP, INC. (A)                                         300                  3,994

WABASH NATIONAL CORP.                                               400                  6,350

WALBRO CORP.                                                        100                  844

WORLD FUEL SERVICES CORP.                                           150                  1,594

WYNN'S INTERNATIONAL, INC.                                          250                  4,234

                                                                                         700,387

CONSUMER DURABLES - 0.3%

BALLANTYNE OF OMAHA, INC. (A)                                       600                  4,350

BLOUNT INTERNATIONAL, INC. CLASS A                                  500                  11,875

BLYTH INDUSTRIES, INC. (A)                                          1,000                22,938

DEPARTMENT 56, INC. (A)                                             400                  11,800

DUPONT PHOTOMASKS, INC. (A)                                         300                  8,213

LIBBEY, INC.                                                        500                  15,281

LIFETIME HOAN CORP.                                                 100                  925

MIKASA, INC.                                                        200                  2,363

MIKOHN GAMING CORP. (A)                                             100                  406

ONEIDA LTD.                                                         150                  3,056


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PRINTRAK INTERNATIONAL, INC. (A)                                    100                  438

SAF T LOK, INC. (A)                                                 900                  1,406

SAMSONITE CORP. (A)                                                 243                  1,458

SHUFFLE MASTER, INC. (A)                                            100                  775

SIMPSON MANUFACTURING CO. LTD. (A)                                  100                  2,913

SOLA INTERNATIONAL, INC. (A)                                        700                  10,150

                                                                                         98,347

CONSUMER ELECTRONICS - 0.4%

BOSTON ACOUSTICS, INC.                                              300                  6,638

FOSSIL, INC. (A)                                                    450                  7,425

GENERAL MOTORS CORP. CLASS H                                        1,800                65,025

HARMAN INTERNATIONAL INDUSTRIES, INC.                               300                  10,519

MOVADO GROUP, INC.                                                  400                  7,125

NATIONAL PRESTO INDUSTRIES, INC.                                    400                  14,675

ODETICS, INC. CLASS B                                               400                  2,300

PARKERVISION, INC. (A)                                              100                  1,175

RECOTON CORP. (A)                                                   300                  7,050

RIVAL CO. (THE)                                                     100                  1,000

ROYAL APPLIANCE MANUFACTURING CO. (A)                               300                  1,013

SALTON/MAXIM HOUSEWARES, INC. (A)                                   500                  6,125

SRS LABS, INC. (A)                                                  100                  450

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - CONTINUED

SUNBEAM CORP.                                                       1,200               $ 9,000

UNIVIEW TECHNOLOGIES CORP. (A)                                      1,100                653

                                                                                         140,173

HOME FURNISHINGS - 0.6%

BASSETT FURNITURE INDUSTRIES, INC.                                  100                  2,213

BOMBAY CO., INC. (THE) (A)                                          200                  975

BUSH INDUSTRIES, INC. CLASS A.                                      100                  1,844

ETHAN ALLEN INTERIORS, INC.                                         400                  13,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FALCON PRODUCTS, INC.                                               100                  1,150

FURNITURE BRANDS INTERNATIONAL, INC. (A)                            700                  15,663

GARDEN RIDGE CORP. (A)                                              200                  1,800

HAVERTY FURNITURE COMPANIES, INC.                                   100                  1,950

HEILIG-MEYERS CO.                                                   900                  10,238

HON INDUSTRIES, INC.                                                800                  17,200

KIMBALL INTERNATIONAL, INC. CLASS B                                 700                  11,988

KNOLL, INC. (A)                                                     500                  12,969

LA-Z-BOY, INC.                                                      400                  21,075

LADD FURNITURE, INC. (A)                                            300                  4,538

LEGGETT & PLATT, INC.                                               2,800                56,175

LINENS'N THINGS, INC. (A)                                           800                  18,700

MAXIM GROUP, INC. (A)                                               200                  3,725

MILLER (HERMAN), INC.                                               1,700                34,850

O'SULLIVAN INDUSTRIES HOLDINGS, INC. (A)                            200                  1,875

ROWE FURNITURE CORP.                                                100                  788

SHELBY WILLIAMS INDUSTRIES, INC.                                    100                  1,188

VIRCO MANUFACTURING CO.                                             100                  1,863

WINSLOEW FURNITURE, INC. (A)                                        300                  4,650

                                                                                         240,417

TEXTILES & APPAREL - 1.3%

ASHWORTH, INC. (A)                                                  600                  3,375

BARRY (R G) CORP. (A)                                               100                  1,363

BIBB CO. (A)                                                        100                  1,100

BURLINGTON INDUSTRIES, INC. (A)                                     900                  8,550

CANDIES, INC. (A)                                                   700                  3,784

CHEMFAB CORP. (A)                                                   100                  1,763

CHIC BY H I S, INC. (A)                                             100                  506

COLLINS & AIKMAN CORP. (A)                                          700                  4,550

CONE MILLS CORP. (A)                                                300                  2,119

CONSO PRODUCTS CO. (A)                                              100                  600

CONVERSE, INC. (A)                                                  200                  588

CROWN CRAFTS, INC.                                                  100                  763

CULP, INC.                                                          100                  875

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CUTTER & BUCK, INC. (A)                                             300                  6,338

DECKERS OUTDOOR CORP. (A)                                           100                  506

DELTA WOODSIDE INDUSTRIES                                           300                  1,163

DEXTER CORP.                                                        700                  17,325

DIXIE GROUP, INC.                                                   100                  725

DONNA KARAN INTERNATIONAL, INC. (A)                                 700                  5,294

DYERSBURG CORP.                                                     100                  431

FLORSHEIM GROUP, INC. (A)                                           100                  700



                                                                   SHARES               VALUE (NOTE 1)

G-III APPAREL GROUP LTD. (A)                                        100                 $ 263

GALEY & LORD, INC. (A)                                              100                  931

GUILFORD MILLS, INC.                                                300                  4,406

HAGGAR CORP.                                                        100                  1,038

HARTMARX CORP. (A)                                                  500                  3,313

INTERFACE, INC. CLASS A                                             1,200                14,700

INTIMATE BRANDS, INC. CLASS A                                       4,400                81,400

JOHNSTON INDUSTRIES, INC. (A)                                       100                  381

JONES APPAREL GROUP, INC. (A)                                       1,400                27,125

JOS. A. BANK CLOTHIERS, INC. (A)                                    100                  600

KELLWOOD CO.                                                        400                  10,675

MADDEN (STEVEN) LTD. (A)                                            100                  669

MAXWELL SHOE, INC. CLASS B (A)                                      400                  5,250

MOHAWK INDUSTRIES, INC. (A)                                         700                  18,594

NAUTICA ENTERPRISES, INC. (A)                                       800                  15,450

NINE WEST GROUP, INC. (A)                                           600                  9,563

NORTH FACE, INC. (A)                                                500                  5,125

OSHKOSH B'GOSH, INC. CLASS A                                        300                  10,950

OXFORD INDUSTRIES, INC.                                             100                  2,706

PACIFIC SUNWEAR OF CALIFORNIA, INC. (A)                             300                  5,475

PHILLIPS-VAN HEUSEN CORP.                                           400                  3,775

PILLOWTEX CORP.                                                     126                  3,481

PLUMA, INC. (A)                                                     100                  269


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

POLO RALPH LAUREN CORP. CLASS A (A)                                 900                  19,744

POLYMER GROUP, INC. (A)                                             200                  1,838

QUAKER FABRIC CORP. (A)                                             150                  1,313

QUIKSILVER, INC. (A)                                                500                  6,875

ROCKY SHOES & BOOTS, INC. (A)                                       100                  844

SHAW INDUSTRIES, INC.                                               1,780                26,923

SPORT-HALEY, INC. (A)                                               100                  1,100

ST. JOHN KNITS, INC.                                                500                  9,531

STRIDE RITE CORP.                                                   1,300                11,375

SUPERIOR UNIFORM GROUP, INC.                                        100                  1,338

SYNTHETIC INDUSTRIES, INC. (A)                                      100                  1,663

TARRANT APPAREL GROUP (A)                                           400                  7,900

TIMBERLAND CO. CLASS A (A)                                          200                  8,525

U.S. HOME & GARDEN, INC. (A)                                        900                  3,600

UNIFI, INC.                                                         1,300                28,925

UNITOG CO.                                                          100                  2,000

VANS, INC. (A)                                                      100                  631

WARNACO GROUP, INC. CLASS A                                         1,164                31,719

WESTPOINT STEVENS, INC. CLASS A (A)                                 1,100                32,588

WOLVERINE WORLD WIDE, INC.                                          1,000                10,563

WORLDTEX, INC. (A)                                                  100                  569

                                                                                         498,121

TOTAL DURABLES                                                                           1,677,445

ENERGY - 2.8%

COAL - 0.0%

ARCH COAL, INC.                                                     500                  9,313

ZEIGLER COAL HOLDING CO.                                            700                  13,825

                                                                                         23,138

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - 1.0%

ATWOOD OCEANICS, INC. (A)                                           500                 $ 8,313

AZTEC MANUFACTURING CO.                                             100                  875

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BAYARD DRILLING TECHNOLOGIES, INC.                                  623                  2,531

BJ SERVICES CO. (A)                                                 1,100                13,888

CAL DIVE INTERNATIONAL, INC. (A)                                    400                  5,150

CARBO CERAMICS, INC.                                                200                  3,450

CLIFFS DRILLING CO. (A)                                             200                  2,838

DANIEL INDUSTRIES, INC.                                             200                  2,225

DAWSON GEOPHYSICAL CO. (A)                                          200                  2,450

DAWSON PRODUCTION SERVICES, INC. (A)                                500                  7,813

DIAMOND OFFSHORE DRILLING, INC.                                     2,000                41,750

ENSCO INTERNATIONAL, INC.                                           2,000                21,000

GLOBAL INDUSTRIES LTD. (A)                                          1,900                17,813

GLOBAL MARINE, INC. (A)                                             2,300                21,563

INPUT/OUTPUT, INC. (A)                                              600                  5,850

KANEB SERVICES, INC. (A)                                            200                  950

KEY ENERGY GROUP, INC. (A)                                          500                  3,094

LAYNE CHRISTENSEN CO. (A)                                           100                  981

LONE STAR TECHNOLOGIES, INC. (A)                                    300                  2,981

LUFKIN INDUSTRIES, INC.                                             100                  2,306

MARINE DRILLING COMPANIES, INC. (A)                                 700                  6,300

MAVERICK TUBE CORP. (A)                                             100                  563

NABORS INDUSTRIES, INC. (A)                                         1,400                16,538

NEWPARK RESOURCES, INC. (A)                                         900                  5,119

NOBLE DRILLING CORP.                                                1,900                20,900

OCEANEERING INTERNATIONAL, INC. (A)                                 800                  7,450

OFFSHORE LOGISTICS, INC. (A)                                        1,000                9,000

PARKER DRILLING CO. (A)                                             1,500                6,000

PATTERSON ENERGY, INC. (A)                                          500                  2,094

POOL ENERGY SERVICES CO. (A)                                        300                  2,138

POWELL INDUSTRIES, INC. (A)                                         100                  1,000

PRIDE INTERNATIONAL, INC. (A)                                       800                  6,350

R&B FALCON CORP. (A)                                                2,400                21,600

RPC ENERGY SERVICES, INC.                                           400                  3,725

SEACOR SMIT, INC. (A)                                               400                  13,800


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEITEL, INC. (A)                                                    600                  5,400

SMITH INTERNATIONAL, INC. (A)                                       700                  12,338

SUPERIOR ENERGY SERVICES, INC. (A)                                  1,400                4,856

TIDEWATER, INC.                                                     900                  18,900

TRANSCOASTAL MARINE SERVICES, INC.                                  500                  2,125

TRANSOCEAN OFFSHORE, INC.                                           1,500                36,844

UTI ENERGY CORP. (A)                                                400                  2,625

VARCO INTERNATIONAL, INC. (A)                                       900                  6,413

ZAPATA CORP.                                                        400                  4,625

                                                                                         384,524

INDEPENDENT POWER - 0.0%

TRIGEN ENERGY CORP.                                                 100                  1,006

OIL & GAS - 1.8%

AMERICAN INTERNATIONAL PETROLEUM CORP. (A)                          100                  100

APCO ARGENTINA, INC.                                                100                  2,375



                                                                   SHARES               VALUE (NOTE 1)

BARRETT RESOURCES CORP. (A)                                         700                 $ 14,219

BASIN EXPLORATION, INC. (A)                                         200                  1,825

BELCO OIL & GAS CORP. (A)                                           400                  2,825

BELLWETHER EXPLORATION CO. (A)                                      400                  1,975

BENTON OIL & GAS CO. (A)                                            1,100                5,431

BERRY PETROLEUM CO. CLASS A                                         300                  3,675

BP PRUDHOE BAY ROYALTY TRUST                                        200                  1,450

BRIGHAM EXPLORATION CO. (A)                                         100                  600

BUCKEYE PARTNERS LP                                                 300                  7,950

CABOT OIL & GAS CORP. CLASS A                                       400                  5,100

CARRIZO OIL & GAS, INC. (A)                                         100                  275

CHESAPEAKE ENERGY CORP.                                             1,598                2,497

COHO ENERGY, INC. (A)                                               900                  4,050

COMSTOCK RESOURCES, INC. (A)                                        300                  1,631

COOPER CAMERON CORP. (A)                                            900                  19,125

COSTILLA ENERGY, INC. (A)                                           100                  638


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CROSS TIMBERS OIL CO.                                               750                  9,422

CROWN CENTRAL PETROLEUM CORP.                                       100                  1,013
CLASS B (A)

DAILEY INTERNATIONAL, INC. (A)                                      100                  213

DENBURY RESOURCES, INC. (A)                                         400                  2,984

DEVON ENERGY CORP.                                                  800                  21,150

EAGLE GEOPHYSICAL, INC. (A)                                         600                  3,300

EEX CORP. (A)                                                       2,000                8,875

ENRON OIL & GAS CO.                                                 2,600                33,800

EVERGREEN RESOURCES, INC. (A)                                       300                  4,125

EVI WEATHERFORD, INC. (A)                                           1,260                19,215

FORCENERGY, INC. (A)                                                600                  3,413

FRIEDE GOLDMAN INTERNATIONAL, INC. (A)                              600                  6,263

FRONTIER OIL CORP. (A)                                              200                  1,075

FX ENERGY, INC. (A)                                                 100                  600

GIANT INDUSTRIES, INC.                                              100                  1,350

GOTHIC ENERGY CORP. (A)                                             300                  178

GULF ISLAND FABRICATION, INC. (A)                                   500                  5,000

HALLWOOD ENERGY PARTNERS LP                                         100                  525

HARKEN ENERGY CORP. (A)                                             2,100                6,431

HOLLY CORP.                                                         100                  2,125

HONDO OIL & GAS CO. (A)                                             200                  13

HOUSTON EXPLORATION CO. (A)                                         300                  4,388

HS RESOURCES, INC. (A)                                              200                  1,500

INLAND RESOURCES, INC. (A)                                          100                  600

IRI INTERNATIONAL CORP. (A)                                         900                  4,500

KCS ENERGY, INC.                                                    700                  2,625

KELLEY OIL & GAS CORP. (A)                                          600                  713

KEY PRODUCTION CO., INC. (A)                                        100                  600

LOUIS DREYFUS NATURAL GAS CORP. (A)                                 500                  5,656

MAGNUM HUNTER RESOURCES, INC. (A)                                   900                  2,813

MALLON RESOURCES CORP. (A)                                          500                  4,125

MARKWEST HYDROCARBON, INC. (A)                                      100                  950

MERIDIAN RESOURCE CORP. (A)                                         200                  575

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MILLER EXPLORATION CO. (A)                                          600                  3,263

MURPHY OIL CORP.                                                    1,000                35,313

NATIONAL ENERGY GROUP, INC. (A)                                     900                  338

NATIONAL-OILWELL, INC. (A)                                          700                  5,425

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

NEWFIELD EXPLORATION CO. (A)                                        600                 $ 9,413

NOBLE AFFILIATES, INC.                                              1,100                25,438

NUEVO ENERGY CO. (A)                                                600                  9,788

OCEAN ENERGY, INC. (A)                                              2,052                18,212

PANACO, INC. (A)                                                    300                  563

PARALLEL PETROLEUM CORP. (A)                                        100                  281

PATINA OIL & GAS CORP.                                              200                  713

PENN VIRGINIA CORP.                                                 100                  2,163

PETROFINA SA WARRANTS 8/5/03                                        400                  1,725

PETROLEUM DEVELOPMENT CORP. (A)                                     100                  347

PIONEER NATURAL RESOURCES CO.                                       1,400                20,563

PLAINS RESOURCES, INC. (A)                                          200                  3,075

POGO PRODUCING CO.                                                  700                  8,356

RANGE RESOURCES CORP.                                               520                  3,543

REMINGTON OIL & GAS CORP. CLASS B (NON-VTG.) (A)                    400                  1,350

RESOURCE AMERICA, INC. CLASS A                                      500                  6,969

RUTHERFORD-MORAN OIL CORP. (A)                                      800                  7,950

SABA PETROLEUM CO. (A)                                              100                  138

SANTA FE ENERGY RESOURCES, INC.                                     1,600                12,000

SEAGULL ENERGY CORP. (A)                                            900                  7,988

SEVEN SEAS PETROLEUM, INC. (A)                                      900                  8,775

SNYDER OIL CORP.                                                    600                  8,925

ST. MARY LAND & EXPLORATION CO.                                     500                  8,281

STONE ENERGY CORP. (A)                                              300                  6,019

SWIFT ENERGY CO. (A)                                                500                  4,406

TEPPCO PARTNERS LP                                                  200                  5,350

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TESORO PETROLEUM CORP. (A)                                          900                  11,588

TITAN EXPLORATION, INC. (A)                                         300                  1,650

TOM BROWN, INC. (A)                                                 800                  8,900

TOSCO CORP.                                                         2,200                48,400

TRANSMONTAIGNE, INC. (A)                                            300                  3,450

TRANSTEXAS GAS CORP. (A)                                            800                  3,050

ULTRAMAR DIAMOND SHAMROCK CORP.                                     1,700                39,313

UNIFAB INTERNATIONAL, INC.                                          300                  2,550

UNIT CORP. (A)                                                      400                  1,650

VALERO REFINING & MARKETING CO.                                     800                  14,300

VASTAR RESOURCES, INC.                                              1,400                53,200

VERITAS DGC, INC. (A)                                               300                  4,500

VINTAGE PETROLEUM, INC.                                             800                  6,250

WD-4O CO.                                                           700                  14,525

WESTERN GAS RESOURCES, INC.                                         400                  3,325

WILLIAMS CLAYTON ENERGY, INC. (A)                                   100                  625

WISER OIL CO.                                                       100                  594

XCL LTD. (A)                                                        500                  1,688

                                                                                         682,084

TOTAL ENERGY                                                                             1,090,752



                                                                   SHARES               VALUE (NOTE 1)

FINANCE - 19.8%

BANKS - 6.6%

ADVANTA CORP.                                                       800                 $ 9,050

ALLEGIANT BANCORP, INC.                                             300                  4,125

AMCORE FINANCIAL, INC.                                              400                  8,600

AMSOUTH BANCORP.                                                    2,300                79,063

AREA BANKSHARES CORP.                                               200                  5,450

ASSOCIATED BANC-CORP.                                               1,225                39,200

BANCORPSOUTH, INC.                                                  500                  8,625

BANK ATLANTIC BANCORP, INC. (NON-VTG.) CLASS A                      375                  2,906

BANK OF COMMERCE                                                    600                  6,900


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BANK OF GRANITE CORP.                                               125                  3,703

BANKNORTH GROUP, INC.                                               200                  5,475

BOK FINANCIAL CORP.                                                 303                  13,029

BOSTON PRIVATE FINANCIAL HOLDINGS, INC. (A)                         100                  775

BRENTON BANKS, INC.                                                 220                  4,043

CAROLINA FIRST CORP.                                                500                  10,313

CATHAY BANCORP, INC.                                                100                  2,825

CCB FINANCIAL CORP.                                                 400                  38,025

CENTURA BANKS, INC.                                                 300                  16,875

CENTURY SOUTH BANKS, INC.                                           100                  2,600

CHEMICAL FINANCIAL CORP.                                            105                  3,649

CHITTENDEN CORP.                                                    125                  3,570

CITIZENS BANKING CORP.                                              300                  8,588

CITY NATIONAL CORP.                                                 1,000                27,875

CNB BANCSHARES, INC.                                                850                  36,550

COLONIAL BANCGROUP, INC.                                            1,400                16,275

COMMERCE BANCORP, INC.                                              381                  13,383

COMMERCE BANCSHARES, INC.                                           1,065                42,600

COMMUNITY FIRST BANKSHARES, INC.                                    1,000                17,000

COMMUNITY TRUST BANCORP, INC.                                       100                  2,450

COMPASS BANCSHARES, INC.                                            1,300                42,900

CORUS BANKSHARES, INC.                                              200                  5,725

CPB, INC.                                                           100                  1,700

CRESTAR FINANICAL CORP.                                             1,900                95,950

CULLEN FROST BANKERS, INC.                                          500                  21,375

CVB FINANCIAL CORP.                                                 150                  2,869

EVERGREEN BANCORP, INC.                                             100                  2,325

F & M BANCORP., INC.                                                110                  3,644

F & M NATIONAL CORP.                                                300                  7,988

FIDELITY NATIONAL CORP. GEORGIA (A)                                 500                  4,500

FIRST AMERICAN CORP.                                                1,819                65,257

FIRST CITIZEN BANCSHARES, INC.                                      100                  8,350

FIRST COMMERCE BANCSHARES                                           100                  2,450


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FIRST COMMONWEALTH FINANCIAL CORP.                                  300                  6,900

FIRST FINANCIAL BANCORP OHIO                                        400                  10,700

FIRST FINANCIAL BANKSHARES, INC.                                    100                  3,756

FIRST HAWAIIAN, INC.                                                800                  23,500

FIRST MIDWEST BANKCORP, INC.                                        376                  13,818

FIRST SECURITY CORP.                                                3,326                51,553

FIRST SOURCE CORP.                                                  210                  7,035

FIRST TENNESSEE NATIONAL CORP.                                      2,300                54,769

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

FIRST UNITED BANCSHARES, INC.                                       200                 $ 3,925

FIRST VIRGINIA BANKS, INC.                                          1,000                43,000

FIRST WESTERN BANCORP                                               100                  2,356

FIRSTAR CORP.                                                       2,300                89,125

FIRSTBANK PUERTO RICO                                               400                  9,550

FIRSTMERIT CORP.                                                    1,300                28,763

FNB CORP. PENNSYLVANIA                                              205                  5,945

FULTON FINANCIAL CORP.                                              950                  18,644

GBC BANCORP                                                         500                  10,500

GOLD BANC CORP., INC.                                               400                  5,700

GRAND PREMIER FINANCIAL, INC.                                       100                  1,175

HAMILTON BANCORP, INC. (A)                                          100                  2,800

HANCOCK HOLDING CO.                                                 100                  4,525

HIBERNIA CORP. CLASS A                                              3,000                40,500

HORIZON BANCORP, INC.                                               100                  3,650

HUBCO, INC.                                                         1,282                33,973

IMPERIAL BANCORP                                                    600                  12,375

INDEPENDENT BANK CORP.                                              600                  7,875

IRWIN FINANCIAL CORP.                                               300                  7,088

JEFFERSON SAVINGS BANCORP, INC.                                     100                  1,869

KEYSTONE FINANCIAL, INC.                                            1,100                30,663


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


M&T BANK CORP.                                                      124                  50,840

MAINSTREET FINANCIAL CORP.                                          100                  3,175

MARSHALL & ILSLEY CORP.                                             1,900                83,600

MERCANTILE BANKSHARES CORP.                                         1,500                42,000

MERCHANTS NEW YORK BANCORP, INC.                                    100                  3,300

MID AM, INC.                                                        400                  8,350

MIDAMERICA BANCORP                                                  100                  2,438

MISSISSIPPI VALLEY BANCSHARES, INC.                                 100                  3,600

NATIONAL BANCORP ALASKA, INC.                                       400                  12,100

NATIONAL CITY BANCORP.                                              110                  2,764

NATIONAL CITY BANCSHARES, INC.                                      100                  3,400

NATIONAL COMMMERCE BANCORP                                          2,000                33,500

NATIONAL PENN BANCSHARES, INC.                                      125                  3,031

NBT BANCORP, INC.                                                   133                  3,026

NORTH FORK BANCORP, INC.                                            2,657                50,483

OLD NATIONAL BANCORP                                                410                  20,013

OMEGA FINANCIAL CORP.                                               100                  2,975

ONE VALLEY BANCORP, INC.                                            405                  11,948

ORIENTAL FINANCIAL GROUP, INC.                                      100                  3,800

PACIFIC CENTURY FINANCIAL CORP.                                     1,700                25,075

PARK NATIONAL CORP.                                                 100                  9,550

PEOPLES HERITAGE FINANCIAL GROUP, INC.                              1,732                27,171

PINNACLE BANC GROUP, INC.                                           100                  2,688

POPULAR, INC.                                                       2,000                56,000

PREMIER BANCSHARES CORP.                                            500                  11,500

PRIME BANCSHARES, INC.                                              300                  5,138

PROVIDENT FINANCIAL GROUP, INC.                                     900                  34,425

R&G FINANCIAL CORP. CLASS B                                         600                  9,225

REPUBLIC BANCORP, INC.                                              200                  3,325

REPUBLIC BANCSHARES, INC. (A)                                       400                  7,800



                                                                   SHARES               VALUE (NOTE 1)

RIGGS NATIONAL CORP.                                                800                 $ 17,600

S & T BANCORP, INC.                                                 190                  9,512

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SANDWICH BANCORP, INC.                                              100                  5,713

SANTA BARBARA BANCORP                                               200                  5,000

SIERRAWEST BANCORP                                                  200                  5,325

SILICON VALLEY BANCSHARES (A)                                       600                  14,663

SOUTHTRUST CORP.                                                    2,750                89,031

SOUTHWEST BANCORP TEXAS, INC.                                       600                  8,363

STAR BANC CORP.                                                     1,906                104,592

STERLING BANCSHARES, INC.                                           150                  1,791

SUMITOMO BANK OF CALIFORNIA                                         200                  7,550

SUSQUEHANNA BANCSHARES, INC.                                        900                  17,663

T R FINANCIAL CORP.                                                 500                  10,344

TEXAS REGIONAL BANCSHARES, INC.                                     200                  4,350
CLASS A (VTG.)

TF FINANCIAL CORP.                                                  100                  1,875

TRIANGLE BANCORP, INC.                                              300                  4,556

TRUST CO. OF NEW JERSEY                                             200                  4,725

TRUSTCO BANK CORP.                                                  700                  18,594

TRUSTMARK CORP.                                                     1,100                19,113

UAB FINANCIAL CORP.                                                 305                  12,429

UNION PLANTERS CORP.                                                2,138                86,055

UNIONBANCAL CORP.                                                   800                  59,900

UNITED BANKSHARES, INC.                                             970                  24,129

UNITED NATIONAL BANCORP                                             100                  2,400

US TRUST CORP.                                                      400                  24,000

USBANCORP, INC.                                                     600                  11,850

UST CORP.                                                           998                  16,467

VALLEY NATIONAL BANCORP                                             1,175                32,019

VERMONT FINANCIAL SERVICES CORP.                                    600                  12,150

WESBANCO, INC.                                                      300                  7,125

WEST COAST BANCORP                                                  100                  1,725

WESTAMERICA BANCORP.                                                1,000                24,250

WESTERN BANCORP                                                     500                  14,750

WHITNEY HOLDING CORP.                                               200                  7,325

WILMINGTON TRUST CORP.                                              500                  23,375

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ZIONS BANCORP                                                       1,268                48,660

                                                                                         2,529,796

CREDIT & OTHER FINANCE - 1.8%

AAMES FINANCIAL CORP.                                               400                  2,600

ACE CASH EXPRESS, INC. (A)                                          100                  1,325

ALLIED CAPITAL CORP.                                                1,120                17,920

AMERICAN INSURED MORTGAGE INVESTORS LP SERIES 86                    100                  850

AMERICREDIT CORP. (A)                                               400                  9,975

ARCADIA FINANCIAL LTD. (A)                                          700                  2,494

CAPITAL FACTORS HOLDING, INC. (A)                                   100                  1,575

CASH AMERICA INTERNATIONAL, INC.                                    700                  8,488

CIT GROUP, INC. CLASS A                                             2,400                61,650

COAST FEDERAL LITIGATION CONTINGENT PAYMENTS RIGHTS TRUST RIGHTS    300                  3,019
12/31/00 (A)

CONCORD EFS, INC. (A)                                               1,800                35,550

CONSUMER PORTFOLIO SERVICES, INC. (A)                               600                  1,144

CONTIFINANCIAL CORP. (A)                                            1,100                13,888

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

CREDIT ACCEPTANCE CORP. (A)                                         900                 $ 5,738

DELTA FINANCIAL CORP. (A)                                           200                  1,575

DORAL FINANCIAL CORP.                                               500                  7,500

EQUITABLE COMPANIES (THE), INC.                                     3,400                194,438

FINANCIAL FEDERAL CORP. (A)                                         500                  8,688

FINOVA GROUP, INC.                                                  800                  35,700

FIRST ALLIANCE CORP. (A)                                            700                  5,250

FIRST SIERRA FINANCIAL, INC. (A)                                    300                  4,688

FIRSTPLUS FINANCIAL GROUP, INC. (A)                                 500                  11,375

FRANCHISE MORTGAGE ACCEPTANCE CO. (A)                               600                  9,675

GREENPOINT FINANCIAL CORP.                                          1,700                42,819

HEALTHCARE FINANCIAL PARTNERS, INC. (A)                             300                  9,150


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HELLER FINANCIAL, INC. CLASS A                                      700                  13,825

HOME GOLD FINANCIAL, INC. (A)                                       100                  225

IMC MORTGAGE CO. (A)                                                900                  6,075

IMPERIAL CREDIT INDUSTRIES (A)                                      500                  6,813

INSIGNIA FINANCIAL GROUP CLASS A (A)                                700                  12,294

INVESTORS FINANCIAL SERVICES CORP.                                  200                  10,375

LIFE FINANCIAL CORP. (A)                                            300                  1,838

LONG BEACH FINANCIAL CORP. (A)                                      700                  5,600

MEDALLION FINANCIAL CORP.                                           100                  1,413

METRIS COMPANIES, INC.                                              400                  23,600

NEW CENTURY FINANCIAL CORP. (A)                                     100                  925

OLD KENT FINANCIAL CORP.                                            1,680                54,180

PMC CAPITAL, INC.                                                   100                  963

RESOURCE BANCSHARES MORTGAGE                                        710                  11,183
GROUP, INC.

SOUTHERN PACIFIC FUNDING CORP. (A)                                  700                  5,688

STUDENT LOAN CORP.                                                  200                  8,775

TRIAD GUARANTY, INC. (A)                                            100                  2,506

UNICAPITAL CORP. (A)                                                500                  5,250

UNITED COMPANIES FINANCIAL CORP.                                    400                  5,600

WFS FINANCIAL, INC. (A)                                             300                  1,650

WILLIS LEASE FINANCE CORP. (A)                                      100                  1,375

WMF GROUP LTD. (A)                                                  33                   355

WORLD ACCEPTANCE CORP. (A)                                          100                  500

WSFS FINANCIAL CORP.                                                100                  1,550

                                                                                         679,632

INSURANCE - 7.8%

20TH CENTURY INDUSTRIES, INC.                                       500                  12,375

ACCEPTANCE INSURANCE CO., INC. (A)                                  200                  3,800

ACMAT CORP. CLASS A (A)                                             100                  1,650

AFLAC, INC.                                                         3,900                97,988

ALFA CORP.                                                          400                  7,500

ALLCITY INSURANCE CO. (A)                                           300                  2,100

ALLIED GROUP, INC.                                                  500                  23,469

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ALLMERICA FINANCIAL CORP.                                           1,100                65,588

AMBAC, INC.                                                         1,100                51,906

AMERICAN ANNUITY GROUP, INC.                                        600                  13,125

AMERICAN BANKERS INSURANCE GROUP, INC.                              500                  25,938

AMERICAN FINANCIAL GROUP, INC.                                      900                  29,925



                                                                   SHARES               VALUE (NOTE 1)

AMERICAN HERITAGE LIFE INVESTMENT CORP.                             400                 $ 7,825

AMERICAN INDEMNITY FINANCIAL CORP.                                  100                  1,313

AMERICAN NATIONAL INSURANCE CO.                                     400                  36,100

AMERIN CORP. (A)                                                    600                  13,688

AMERUS LIFE HOLDINGS, INC.                                          534                  14,218

ARGONAUT GROUP, INC.                                                400                  10,300

ARM FINANCIAL GROUP, INC. CLASS A                                   700                  10,150

ATLANTIC AMERICAN CORP. (A)                                         400                  1,750

BALDWIN & LYONS, INC. CLASS B                                       200                  4,225

BERKLEY (W.R.) CORP.                                                700                  22,138

BERKSHIRE HATHAWAY, INC. CLASS A (A)                                20                   1,209,588

BLANCH E.W. HOLDINGS, INC.                                          100                  3,569

CAPITAL RE CORP.                                                    600                  15,900

CAPITOL TRANSAMERICA CORP.                                          200                  3,500

CENTRAL RESERVE LIFE CORP. (A)                                      300                  2,025

CENTRIS GROUP, INC.                                                 200                  1,875

CHICAGO TITLE CORP.                                                 500                  17,594

CHOICEPOINT, INC. (A)                                               200                  7,925

CITIZENS CORP.                                                      500                  12,656

CITIZENS, INC. CLASS A (A)                                          100                  575

CMAC INVESTMENTS CORP.                                              500                  19,250

CNA FINANCIAL CORP. (A)                                             2,700                98,888

CNA SURETY CORP. (A)                                                600                  7,800

COMMERCE GROUP, INC.                                                300                  7,875

CORE, INC. (A)                                                      400                  2,275

CRAWFORD & CO. CLASS B                                              700                  12,338


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


DANIELSON HOLDING CORP. (A)                                         400                  1,625

DELPHI FINANCIAL GROUP, INC. CLASS A                                408                  17,034

DONEGAL GROUP, INC.                                                 133                  2,161

EMC INSURANCE GROUP                                                 200                  2,400

ENHANCE FINANCIAL SERVICES GROUP, INC.                              600                  15,075

ENVOY CORP. (A)                                                     500                  10,875

ERIE INDEMNITY CO. CLASS A                                          900                  23,625

EVEREST REINSURANCE HOLDINGS, INC.                                  1,000                35,000

EXECUTIVE RISK, INC.                                                300                  10,800

FARM FAMILY HOLDINGS, INC. (A)                                      100                  3,075

FBL FINANCIAL GROUP, INC. CLASS A                                   500                  11,031

FIDELITY NATIONAL FINANCIAL, INC.                                   320                  8,860

FINANCIAL SECURITY ASSURANCE                                        700                  34,563
HOLDINGS LTD.

FIRST AMERICAN FINANCIAL CORP.                                      850                  21,888

FIRST HEALTH GROUP CORP. (A)                                        800                  16,150

FOREMOST CORP. OF AMERICA                                           400                  7,225

FPIC INSURANCE GROUP, INC. (A)                                      100                  2,650

FREMONT GENERAL CORP.                                               700                  29,925

FRONTIER INSURANCE GROUP, INC.                                      550                  7,597

FUND AMERICAN ENTERPRISES HOLDINGS, INC.                            70                   8,960

GAINSCO, INC.                                                       400                  2,900

GALLAGHER (ARTHUR J.) & CO.                                         300                  11,100

GRYPHON HOLDINGS LTD. (A)                                           200                  2,325

GUARANTEE LIFE COMPANIES, INC.                                      100                  1,800

HARLEYSVILLE GROUP, INC.                                            400                  7,800

HARTFORD LIFE, INC. CLASS A                                         600                  30,750

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

HCC INSURANCE HOLDINGS, INC.                                        700                 $ 13,081

HEALTHCARE RECOVERIES, INC. (A)                                     600                  5,850

HEALTHPLAN SERVICES CORP.                                           500                  5,406

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HIGHLANDS INSURANCE GROUP, INC. (A)                                 200                  2,500

HILB, ROGAL & HAMILTON CO.                                          100                  1,738

HORACE MANN EDUCATORS CORP.                                         1,000                27,875

HSB GROUP, INC.                                                     650                  28,194

INDEPENDENCE HOLDING CO.                                            200                  2,550

INSPIRE INSURANCE SOLUTIONS, INC.                                   500                  9,188

INTERCARGO CORP.                                                    200                  2,000

INTERSTATE NATIONAL DEALER                                          100                  667
SERVICES, INC. (A)

INVESTORS TITLE CO.                                                 100                  2,100

JOHN ALDEN FINANCIAL CORP.                                          800                  17,950

LANDAMERICA FINANCIAL GROUP, INC.                                   300                  14,906

LIBERTY FINANCIAL COMPANIES, INC.                                   600                  17,700

LIFE RE CORP.                                                       400                  35,900

LIFE USA HOLDING, INC.                                              400                  4,650

MEDICAL ASSURANCE, INC.                                             310                  7,459

MERCHANTS GROUP, INC.                                               100                  2,025

MERCURY GENERAL CORP.                                               800                  29,250

MERIDIAN INSURANCE GROUP, INC.                                      200                  3,700

MMI COMPANIES, INC.                                                 200                  3,225

MOBILE AMERICA CORP.                                                200                  1,400

MOTOR CLUB OF AMERICA (A)                                           200                  2,450

NAC RE CORP.                                                        300                  14,156

NATIONAL SECURITY GROUP, INC.                                       100                  1,500

NATIONWIDE FINANCIAL SERVICES, INC.                                 600                  26,813
CLASS A

NAVIGATORS GROUP, INC. (A)                                          200                  3,300

NYMAGIC, INC.                                                       100                  2,175

OHIO CASUALTY CORP.                                                 700                  26,250

OLD GUARD GROUP, INC.                                               100                  1,588

OLD REPUBLIC INTERNATIONAL CORP.                                    2,100                46,856

ORION CAPITAL CORP.                                                 600                  22,350

PENN TREATY AMERICAN CORP. (A)                                      100                  2,550

PENN-AMERICA GROUP, INC.                                            200                  2,175


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PENNCORP FINANCIAL GROUP, INC.                                      500                  1,750

PHILADELPHIA CONSOLIDATED HOLDING CORP. (A)                         200                  3,850

PICO HOLDINGS, INC. (A)                                             500                  1,156

PMI GROUP, INC.                                                     700                  38,763

POE & BROWN, INC.                                                   150                  5,644

PRESIDENTIAL LIFE CORP.                                             700                  13,913

PROTECTIVE LIFE CORP.                                               800                  24,700

PXRE CORP.                                                          200                  5,500

REINSURANCE GROUP OF AMERICA, INC.                                  300                  15,000

RELIANCE GROUP HOLDINGS, INC.                                       1,700                21,463

RELIASTAR FINANCIAL CORP.                                           1,300                51,025

RISK CAPITAL HOLDINGS, INC. (A)                                     400                  8,700

RLI CORP.                                                           125                  3,945



                                                                   SHARES               VALUE (NOTE 1)

SCPIE HOLDING, INC.                                                 100                 $ 2,981

SELECTIVE INSURANCE GROUP, INC.                                     400                  7,113

STATE AUTO FINANCIAL CORP.                                          400                  5,100

STEWART INFORMATION SERVICES CORP.                                  200                  10,425

SYMONS INTERNATIONAL GROUP, INC. (A)                                200                  3,600

THE LIBERTY CORP.                                                   192                  8,532

TIG HOLDINGS, INC.                                                  1,200                16,575

TRANSATLANTIC HOLDINGS, INC.                                        600                  48,713

TRAVELERS PROPERTY CASUALTY CORP.                                   1,000                32,938
CLASS A

TRENWICK GROUP, INC.                                                100                  3,450

UICI (A)                                                            600                  9,113

UNICO AMERICAN CORP.                                                200                  1,900

UNITED FIRE & CASUALTY CO.                                          100                  3,313

UNITED WISCONSIN SERVICES, INC.                                     200                  3,000

UNITRIN, INC.                                                       700                  39,463

VESTA INSURANCE GROUP CORP.                                         300                  2,831

WALSHIRE ASSURANCE CO.                                              200                  1,463

ZENITH NATIONAL INSURANCE CORP.                                     200                  4,725

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                                         3,000,019

SAVINGS & LOANS - 2.0%

ALBANK FINANCIAL CORP.                                              400                  19,850

ALLIANCE BANCORP                                                    100                  1,675

ANCHOR BANCORP WISCONSIN, INC.                                      200                  4,563

ASTORIA FINANCIAL CORP.                                             700                  25,200

BANK PLUS CORP. (A)                                                 1,100                8,388

BANK UNITED CORP. CLASS A                                           700                  23,275

BANKUNITED FINANCIAL CORP. CLASS A (A)                              900                  7,763

BAY VIEW CAPITAL CORP.                                              600                  10,200

BAYONNE BANCSHARES, INC.                                            800                  8,000

BSB BANCORP, INC.                                                   100                  2,763

CHARTER ONE FINANCIAL, INC.                                         2,300                52,900

COMMERCIAL FEDERAL CORP.                                            1,095                24,090

COMMONWEALTH BANCORP, INC.                                          300                  4,013

D & N FINANCIAL CORP.                                               100                  1,638

DIME BANCORP, INC.                                                  1,700                32,300

DIME COMMUNITY BANCORP, INC.                                        500                  7,656

DOWNEY FINANCIAL CORP.                                              410                  9,456

EAGLE BANCSHARES, INC.                                              400                  7,000

FINANCIAL BANCORP, INC.                                             300                  9,300

FIRST FEDERAL CAPITAL CORP.                                         200                  2,600

FIRST INDIANA CORP.                                                 120                  2,400

FIRST MUTUAL BANCORP                                                100                  1,663

FIRST PALM BEACH BANCORP, INC.                                      300                  9,000

FIRST REPUBLIC BANK (A)                                             200                  5,200

FIRST SOURCE BANCORP, INC.                                          891                  6,237

FIRST WASHINGTON BANCORP, INC.                                      410                  7,944

FIRSTFED AMERICA BANCORP, INC.                                      100                  1,425

FIRSTFED FINANCIAL CORP. (A)                                        600                  8,850

FLAGSTAR BANCORP, INC.                                              200                  4,475

FLUSHING FINANCIAL CORP.                                            500                  9,438

GOLDEN STATE BANCORP, INC.                                          1,124                17,844

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

GOLDEN STATE BANCORP, INC. LITIGATION                               920                 $ 4,140
WARRANTS 1/1/01 (A)

HARBOR FLORIDA BANCSHARES, INC.                                     800                  7,450

HARRIS FINANCIAL, INC.                                              500                  6,125

HAVEN BANCORP, INC.                                                 400                  6,400

HFNC FINANCIAL CORP.                                                1,200                13,200

INDEPENDENCE COMMUNITY BANK CORP. (A)                               300                  3,300

INTERWEST BANCORP, INC.                                             150                  3,488

ISB FINANCIAL CORP.                                                 600                  12,600

JSB FINANCIAL, INC.                                                 100                  4,525

KLAMATH FIRST BANCORP, INC.                                         300                  4,200

LONG ISLAND BANCORP, INC.                                           600                  22,500

MAF BANCORP., INC.                                                  300                  6,150

MARYLAND FEDERAL BANCORP, INC.                                      300                  10,163

METROWEST BANK                                                      100                  638

NORTHWEST BANCORP, INC.                                             300                  3,000

OCEAN FINANCIAL CORP.                                               900                  12,488

OCWEN FINANCIAL CORP. (A)                                           900                  13,725

PEOPLE'S BANK                                                       600                  12,600

PEOPLES BANCORP, INC.                                               782                  5,450

PFF BANCORP, INC. (A)                                               500                  6,969

PROVIDENT BANCSHARES CORP.                                          725                  16,313

QUEENS COUNTY BANCORP, INC.                                         200                  7,100

RELIANCE BANCORP, INC.                                              500                  13,031

REPUBLIC SECURITY FINANCIAL CORP.                                   1,100                8,250

ROSLYN BANCORP, INC.                                                1,100                15,125

SECURITY FIRST NETWORK BANK (A)                                     400                  4,900

SIS BANCORP., INC.                                                  300                  10,050

SOVEREIGN BANCORP, INC.                                             2,348                28,616

ST. PAUL BANCORP, INC.                                              1,000                17,250


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEN ISLAND BANCORP, INC.                                         500                  7,781

STERLING FINANCIAL CORP. (A)                                        100                  1,475

TCF FINANCIAL CORP.                                                 1,700                37,506

WASHINGTON FEDERAL, INC.                                            1,370                30,996

WEBSTER FINANCIAL CORP.                                             768                  15,840

WESCO FINANCIAL CORP.                                               100                  28,475

WESTCORP, INC.                                                      300                  2,775

WESTERNBANK PUERTO RICO                                             800                  10,400

WILSHIRE FINANCIAL SERVICES                                         300                  3,038
GROUP, INC. (A)

YORK FINANCIAL CORP.                                                100                  1,800

                                                                                         756,938

SECURITIES INDUSTRY - 1.6%

ACACIA RESEARCH CORP. (A)                                           500                  1,813

ADVEST GROUP, INC. (THE)                                            300                  5,738

ALLEGHANY CORP.                                                     100                  20,800

ALLIANCE CAPITAL MANAGEMENT LP                                      2,500                51,719

AMERICAN CAPITAL STRATEGIES LTD.                                    400                  4,750

AMERICAN INSURED MORTGAGE INVESTORS LP SERIES 88                    100                  1,275

AMERITRADE HOLDING CORP. CLASS A (A)                                600                  8,550



                                                                   SHARES               VALUE (NOTE 1)

ATALANTA SOSNOFF CAPITAL CORP.                                      100                 $ 838

CHOICE HOTELS INTERNATIONAL, INC. (A)                               800                  9,600

DAIN RAUSCHER CORP.                                                 200                  7,438

DONALDSON LUFKIN & JENRETTE, INC.                                   1,700                59,500

EATON VANCE CORP.                                                   200                  7,950

EDWARDS (A.G.), INC.                                                1,500                40,688

EVEREN CAPITAL CORP.                                                500                  9,094

FEDERATED INVESTORS, INC. CLASS B                                   1,100                14,575

FRIEDMAN, BILLINGS, RAMSEY GROUP, INC. CLASS A (A)                  400                  2,550

HAMBRECHT & QUIST GROUP (A)                                         600                  12,150

JEFFERIES GROUP, INC.                                               300                  8,569

JOHN NUVEEN CO. CLASS A                                             300                  10,238

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


JWGENESIS FINANCIAL CORP. (A)                                       100                  725

LEGG MASON, INC.                                                    600                  28,500

MACROVISION CORP. (A)                                               400                  7,100

MARKET GUIDE, INC. (A)                                              400                  1,625

MCDONALD & CO. INVESTMENTS, INC.                                    200                  5,563

MORGAN KEEGAN, INC.                                                 400                  7,100

NATIONAL DISCOUNT BROKERS GROUP, INC. (A)                           100                  938

NVEST L.P.                                                          400                  10,425

PAINEWEBBER GROUP, INC.                                             2,100                72,975

PHOENIX INVESTMENT PARTNERS LTD.                                    600                  3,975

PIMCO ADVISORS HOLDINGS LP UNIT                                     1,067                29,809

PIONEER GROUP, INC.                                                 700                  12,556

PRICE (T. ROWE) ASSOCIATES, INC.                                    2,100                63,919

RAYMOND JAMES FINANCIAL, INC.                                       700                  12,031

SECURITY CAPITAL GROUP, INC. CLASS B (A)                            900                  19,125

SIEBERT FINANCIAL CORP.                                             500                  3,375

SIEBERT FINANCIAL CORP. RIGHTS 8/31/98 (A)                          500                  16

SOUTHWEST SECURITIES GROUP, INC.                                    105                  1,700

STIFEL FINANCIAL CORP.                                              105                  1,004

SUNBURST HOSPITALITY CORP. (A)                                      300                  1,313

UNITED ASSET MANAGEMENT CORP.                                       1,400                30,450

VALUE LINE, INC.                                                    100                  3,475

WADDELL & REED FINANCIAL, INC. CLASS A                              700                  11,638

ZITEL CORP. (A)                                                     200                  506

                                                                                         607,678

TOTAL FINANCE                                                                            7,574,063

HEALTH - 8.0%

DRUGS & PHARMACEUTICALS - 3.3%

ABIOMED, INC. (A)                                                   100                  900

ADVANCED POLYMER SYSTEMS, INC. (A)                                  200                  875

ADVANCED TISSUE SCIENCES, INC. (A)                                  600                  1,219

AGOURON PHARMACEUTICALS, INC. (A)                                   700                  13,475

ALEXION PHARMACEUTICALS, INC. (A)                                   100                  738


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ALGOS PHARMACEUTICAL CORP. (A)                                      400                  8,525

ALKERMES, INC. (A)                                                  600                  6,563

ALLERGAN SPECIALTY THERAPEUTICS, INC. CLASS A                       400                  3,875

ALLIANCE PHARMACEUTICAL CORP. (A)                                   500                  1,719

ALPHARMA, INC. CLASS A                                              700                  16,625

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS - CONTINUED

ALTEON, INC. (A)                                                    400                 $ 1,000

AMYLIN PHARMACEUTICALS, INC. (A)                                    500                  1,344

ANDRX CORP. (A)                                                     300                  8,794

ANESTA CORP. (A)                                                    400                  4,900

ANIKA THERAPEUTICS, INC. (A)                                        100                  1,113

ANTIVIRALS, INC. (A)                                                100                  400

APHTON CORP. (A)                                                    200                  1,600

ARQULE, INC. (A)                                                    500                  2,250

ATRIX LABORATORIES, INC. (A)                                        100                  1,275

AVIRON (A)                                                          400                  8,675

AXYS PHARMACEUTICALS, INC. (A)                                      735                  2,917

BARR LABORATORIES, INC. (A)                                         200                  5,125

BIO-TECHNOLOGY GENERAL CORP. (A)                                    1,000                4,250

BIOCRYST PHARMACEUTICALS, INC. (A)                                  100                  613

BIOGEN, INC. (A)                                                    1,100                50,875

BIOMATRIX, INC. (A)                                                 300                  13,144

BIORELIANCE CORP. (A)                                               100                  813

BIOSITE DIAGNOSTICS, INC. (A)                                       500                  1,875

BIOSOURCE INTERNATIONAL, INC. (A)                                   100                  331

BIOTIME, INC. (A)                                                   500                  2,938

BIOTRANSPLANT, INC. (A)                                             100                  219

BONE CARE INTERNATIONAL, INC. (A)                                   100                  838

CADUS PHARMACEUTICAL CORP. (A)                                      100                  300

CALYPTE BIOMEDICAL CORP. (A)                                        800                  2,300

CAMBREX CORP.                                                       200                  4,575

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CARTER-WALLACE, INC.                                                600                  8,850

CEL-SCI CORP. (A)                                                   100                  206

CELGENE CORP. (A)                                                   300                  1,781

CELL GENESYS, INC. (A)                                              400                  1,675

CELL THERAPEUTICS, INC. (A)                                         100                  181

CELLEGY PHARMACEUTICALS, INC. (A)                                   200                  625

CENTOCOR, INC. (A)                                                  1,000                32,500

CEPHALON, INC. (A)                                                  500                  2,016

CERUS CORP. (A)                                                     100                  1,400

CHATTEM, INC. (A)                                                   300                  5,925

CHIREX, INC. (A)                                                    400                  5,600

CHIRON CORP. (A)                                                    3,200                46,000

COLLAGEN AESTHETICS, INC.                                           100                  1,044

COLLAGENEX PHARMACEUTICALS, INC. (A)                                100                  888

COLUMBIA LABORATORIES, INC. (A)                                     400                  1,000

COPLEY PHARMACEUTICAL, INC. (A)                                     100                  725

COR THERAPEUTICS, INC. (A)                                          400                  3,813

CORIXA CORP. (A)                                                    100                  344

COULTER PHARMACEUTICAL, INC. (A)                                    400                  5,600

CREATIVE BIOMOLECULES, INC. (A)                                     500                  1,375

CUBIST PHARMACEUTICALS, INC. (A)                                    100                  238

CURATIVE HEALTH SERVICES, INC. (A)                                  200                  4,950

CV THERAPEUTICS, INC. (A)                                           100                  663

CYPROS PHARMACEUTICAL CORP.                                         200                  475

CYTOTHERAPEUTICS, INC. (A)                                          200                  188

CYTYC CORP. (A)                                                     200                  1,600



                                                                   SHARES               VALUE (NOTE 1)

DEPOTECH CORP. (A)                                                  200                 $ 250

DIACRIN, INC. (A)                                                   100                  488

DIAGNOSTIC PRODUCTS CORP.                                           100                  2,594

DIATIDE, INC. (A)                                                   100                  625

DURA PHARMACEUTICALS, INC. (A)                                      1,000                16,500


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DURAMED PHARMACEUTICALS, INC. (A)                                   500                  1,750

EMISPHERE TECHNOLOGIES, INC. (A)                                    100                  525

ENTREMED, INC. (A)                                                  200                  3,388

ENZO BIOCHEM, INC.                                                  310                  2,441

ENZON, INC. (A)                                                     300                  1,219

EPITOPE, INC.                                                       100                  425

EPIX MEDICAL, INC. (A)                                              100                  538

ERGO SCIENCE CORP. (A)                                              100                  300

FOREST LABORATORIES, INC. (A)                                       1,100                36,025

FUISZ TECHNOLOGIES LTD. (A)                                         600                  5,175

GELTEX PHARMACEUTICALS, INC. (A)                                    500                  8,500

GENEMEDICINE, INC. (A)                                              100                  213

GENENTECH, INC. (SPECIAL) (A)                                       2,100                138,600

GENOME THERAPEUTICS CORP. (A)                                       200                  463

GENSIA SICOR, INC. (A)                                              1,100                3,025

GENZYME CORP. (A)                                                   1,200                32,400

GENZYME TRANSGENICS CORP. (A)                                       100                  494

GERON CORP. (A)                                                     400                  1,687

GILEAD SCIENCES, INC. (A)                                           400                  7,300

GLIATECH, INC. (A)                                                  400                  5,250

GUILFORD PHARMACEUTICALS, INC. (A)                                  500                  5,938

HAUSER, INC. (A)                                                    100                  369

HEMISPHERX BIOPHARMA, INC. (A)                                      700                  5,950

HERBALIFE INTERNATIONAL, INC. CLASS A                               466                  6,204

HESKA CORP. (A)                                                     600                  4,500

HUMAN GENOME SCIENCES, INC. (A)                                     400                  9,900

HYSEQ, INC.                                                         100                  525

ICN PHARMACEUTICALS, INC.                                           1,000                15,375

ICOS CORP. (A)                                                      900                  13,388

IDEC PHARMACEUTICALS CORP. (A)                                      200                  3,600

IDEXX LABORATORIES, INC. (A)                                        700                  12,250

IGEN INTERNATIONAL, INC. (A)                                        300                  6,600

ILEX ONCOLOGY, INC. (A)                                             100                  600


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


IMCLONE SYSTEMS, INC. (A)                                           400                  3,450

IMMUCOR, INC. (A)                                                   100                  838

IMMUNE RESPONSE CORP. (A)                                           700                  5,338

IMMUNEX CORP. (A)                                                   600                  30,375

INCYTE PHARMACEUTICALS, INC. (A)                                    600                  11,625

INHALE THERAPEUTIC SYSTEMS, INC. (A)                                400                  8,700

INTEGRATED PROCESS EQUIPMENT CORP. (A)                              200                  1,100

INTERFERON SCIENCES, INC. (A)                                       100                  53

INTERNEURON PHARMACEUTICALS, INC. (A)                               600                  1,575

IRWIN NATURALS/4HEALTH, INC. (A)                                    800                  2,425

ISIS PHARMACEUTICALS CO. (A)                                        800                  5,800

IVAX CORP. (A)                                                      1,800                13,950

JONES PHARMA, INC.                                                  400                  8,350

K-V PHARMACEUTICAL CO. CLASS A (A)                                  150                  2,156

KOS PHARMACEUTICALS, INC.                                           600                  3,000

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS - CONTINUED

KRUG INTERNATIONAL CORP. (A)                                        100                 $ 375

LEUKOSITE, INC. (A)                                                 100                  738

LIFE TECHNOLOGIES, INC.                                             600                  19,875

LIGAND PHARMACEUTICALS, INC. CLASS B (A)                            800                  4,600

LIPOSOME, INC. (A)                                                  600                  2,438

MACROCHEM CORP. (A)                                                 600                  2,100

MAGAININ PHARMACEUTICALS, INC. (A)                                  200                  463

MARTEK BIOSCIENCES (A)                                              200                  1,825

MATRITECH, INC. (A)                                                 100                  94

MAXIM PHARMACEUTICALS, INC. (A)                                     100                  1,600

MEDAREX, INC. (A)                                                   100                  306

MEDCO RESEARCH, INC. (A)                                            100                  1,613

MEDICIS PHARMACEUTICAL CORP. CLASS A (A)                            400                  13,100

MEDIMMUNE, INC. (A)                                                 400                  19,300

MEGABIOS CORP. (A)                                                  100                  600

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MERIDIAN DIAGNOSTICS, INC.                                          100                  713

MGI PHARMA, INC. (A)                                                700                  3,763

MICROCIDE PHARMACEUTICALS, INC. (A)                                 600                  2,400

MICROVISION, INC. (A)                                               100                  700

MILLENNIUM PHARMACEUTICALS, INC. (A)                                800                  9,200

MOLECULAR BIOSYSTEMS, INC. (A)                                      200                  875

MYCOGEN CORP. (A)                                                   500                  10,000

MYLAN LABORATORIES, INC.                                            1,700                38,888

MYRIAD GENETICS, INC. (A)                                           300                  2,250

NAPRO BIOTHERAPEUTICS, INC. (A)                                     200                  288

NATURES SUNSHINE PRODUCTS, INC.                                     300                  4,238

NBTY, INC. (A)                                                      800                  7,300

NEOPATH, INC. (A)                                                   800                  3,450

NEORX CORP. (A)                                                     900                  2,391

NEOSE TECHNOLOGIES, INC. (A)                                        100                  950

NEOTHERAPEUTICS, INC. (A)                                           300                  1,800

NEUROGEN CORP. (A)                                                  200                  2,200

NEXSTAR PHARMECEUTICALS, INC. (A)                                   400                  2,663

NORTH AMERICAN VACCINE, INC. (A)                                    400                  2,750

NORTHFIELD LABORATORIES, INC. (A)                                   500                  5,125

NOVAVAX, INC. (A)                                                   100                  150

NOVEN PHARMACEUTICALS, INC. (A)                                     300                  1,219

NPS PHARMACEUTICALS, INC. (A)                                       100                  650

NUTRACEUTICAL INTERNATIONAL CORP.                                   600                  4,275

ONYX PHARMACEUTICALS, INC. (A)                                      700                  2,800

OPTEK TECHNOLOGY, INC. (A)                                          400                  6,775

ORGANOGENESIS, INC.                                                 431                  3,744

ORTEC INTERNATIONAL, INC. (A)                                       100                  775

OSI PHARMACEUTICALS, INC. (A)                                       200                  700

OXIGENE, INC. (A)                                                   100                  588

PAREXEL INTERNATIONAL CORP. (A)                                     300                  7,463

PATHOGENESIS CORP. (A)                                              500                  11,250

PENEDERM, INC. (A)                                                  100                  1,413

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PHARMACEUTICAL PRODUCT                                              600                  12,225
DEVELOPMENT, INC. (A)

PHARMACOPEIA, INC. (A)                                              100                  1,039



                                                                   SHARES               VALUE (NOTE 1)

PHARMACYCLICS, INC. (A)                                             400                 $ 5,875

PHARMAPRINT, INC. (A)                                               600                  5,400

POLYMEDICA INDUSTRIES, INC. (A)                                     100                  775

PROTEIN DESIGN LABS, INC. (A)                                       300                  5,100

QUINTILES TRANSNATIONAL CORP. (A)                                   1,300                46,475

REGENERON PHARMACEUTICALS, INC. (A)                                 400                  2,625

REXALL SUNDOWN, INC. (A)                                            1,000                18,250

RIBOZYME PHARMACEUTICALS, INC. (A)                                  100                  238

ROBERTS PHARMACEUTICAL CORP. (A)                                    500                  8,563

SANGSTAT MEDICAL CORP. (A)                                          400                  6,650

SCHEIN PHARMACEUTICAL, INC. (A)                                     400                  9,925

SCIOS, INC. (A)                                                     500                  2,375

SEPRACOR, INC. (A)                                                  400                  19,050

SEQUUS PHARMACEUTICALS, INC. (A)                                    600                  3,675

SEROLOGICALS CORP. (A)                                              450                  7,650

SHAMAN PHARMACEUTICALS, INC. (A)                                    100                  178

SPECTRX, INC. (A)                                                   100                  475

SPIRE CORP. (A)                                                     100                  306

SUGEN, INC. (A)                                                     500                  5,625

SUPERGEN, INC. (A)                                                  100                  550

SYNAPTIC PHARMACEUTICAL CORP. (A)                                   100                  975

TECHNICAL CHEMICALS & PRODUCTS, INC. (A)                            100                  175

TEXAS BIOTECHNOLOGY CORP. (A)                                       300                  788

THERAGENICS CORP. (A)                                               300                  3,788

THERATECH, INC. (A)                                                 300                  1,800

THERMOTREX CORP. (A)                                                200                  2,975

TITAN PHARMACEUTICALS, INC. (A)                                     100                  256

TRANSKARYOTIC THERAPIES, INC. (A)                                   200                  4,025

TRIANGLE PHARMACEUTICALS, INC. (A)                                  700                  5,906

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TRIMERIS, INC.                                                      100                  550

TWINLAB CORP. (A)                                                   500                  14,563

U.S. BIOSCIENCE, INC. (A)                                           300                  1,725

UNIMED PHARMACEUTICALS, INC. (A)                                    100                  256

VENTANA MEDICAL SYSTEMS, INC. (A)                                   300                  6,000

VERTEX PHARMACEUTICALS, INC. (A)                                    700                  10,675

VICAL, INC. (A)                                                     500                  3,828

VIROPHARMA, INC. (A)                                                100                  1,725

VIVUS, INC. (A)                                                     500                  1,500

WATSON PHARMACEUTICALS, INC. (A)                                    1,300                58,581

WEIDER NUTRITION INTERNATIONAL, INC.                                100                  881
CLASS A

XOMA CORP. (A)                                                      600                  1,238

                                                                                         1,258,756

MEDICAL EQUIPMENT & SUPPLIES - 2.8%

AASTROM BIOSCIENCES, INC. (A)                                       100                  269

ACUSON CORP. (A)                                                    400                  5,850

ADAC LABORATORIES (A)                                               500                  11,219

ADVANCED NEUROMODULATION                                            100                  575
SYSTEMS, INC. (A)

AKSYS LTD. (A)                                                      100                  538

ALARIS MEDICAL, INC. (A)                                            800                  2,750

ALLEGIANCE CORP.                                                    1,600                45,200

ALLIED HEALTHCARE PRODUCTS, INC. (A)                                100                  250

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES - CONTINUED

AMERICAN DENTAL TECHNOLOGIES, INC. (A)                              100                 $ 381

AMERISOURCE HEALTH CORP. CLASS A (A)                                500                  23,531

ANGEION CORP. (A)                                                   400                  925

ARADIGM CORP. (A)                                                   100                  813

ARROW INTERNATIONAL, INC.                                           300                  8,138

ARTERIAL VASCULAR ENGINEERING, INC. (A)                             900                  31,500


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ARTHROCARE CORP. (A)                                                100                  1,700

ATL ULTRASOUND, INC.                                                300                  14,906

ATS MEDICAL, INC. (A)                                               100                  531

AUTONOMOUS TECHNOLOGIES CORP. (A)                                   100                  363

AVECOR CARDIOVASCULAR, INC. (A)                                     600                  5,625

BACOU USA, INC. (A)                                                 200                  3,975

BALLARD MEDICAL PRODUCTS                                            400                  7,425

BAXTER INTERNATIONAL, INC. RIGHTS 12/31/07 (A)                      100                  9

BERGEN BRUNSWIG CORP. CLASS A                                       700                  23,888

BINDLEY WESTERN INDUSTRIES, INC.                                    233                  6,116

BIO-PLEXUS, INC. (A)                                                100                  238

BIO-RAD LABORATORIES, INC. CLASS A (A)                              100                  2,400

BIONX IMPLANTS, INC. (A)                                            100                  913

BOLLE, INC. (A)                                                     100                  394

BRADLEY PHARMACEUTICALS, INC. CLASS A (A)                           1,200                1,275

CARDIAC PATHWAYS CORP. (A)                                          100                  500

CARDIMA, INC. (A)                                                   900                  3,150

CARDIOGENESIS CORP. (A)                                             100                  238

CARDIOTHORACIC SYSTEMS, INC. (A)                                    200                  750

CARDIOVASCULAR DIAGNOSTICS, INC. (A)                                100                  663

CARDIOVASCULAR DYNAMICS, INC. (A)                                   100                  338

CHAD THERAPEUTICS, INC. (A)                                         100                  363

CLOSURE MEDICAL CORP. (A)                                           400                  8,900

CNS., INC. (A)                                                      300                  1,031

COHERENT, INC. (A)                                                  400                  3,575

COHESION TECHNOLOGIES, INC. (A)                                     100                  300

COLORADO MEDTECH, INC. (A)                                          100                  613

COMPUTER MOTION, INC.                                               400                  2,750

CONCEPTUS, INC. (A)                                                 100                  69

CONMED CORP. (A)                                                    200                  4,063

COOPER COMPANIES, INC. (A)                                          200                  4,013

CYBERONICS, INC. (A)                                                300                  1,744

CYGNUS, INC. (A)                                                    300                  975

DATASCOPE CORP.                                                     500                  10,188

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


DENTSPLY INTERNATIONAL, INC.                                        1,200                25,612

DEPUY, INC.                                                         1,800                61,875

DIAMETRICS MEDICAL, INC. (A)                                        200                  750

DIANON SYSTEMS, INC. (A)                                            100                  650

DIGENE CORP. (A)                                                    100                  763

DIONEX CORP. (A)                                                    300                  6,469

E-Z-EM, INC. CLASS A                                                100                  700

ECLIPSE SURGICAL TECHNOLOGIES (A)                                   500                  2,813

EMPI, INC. (A)                                                      100                  1,200

ENDOCARDIAL SOLUTIONS, INC. (A)                                     100                  625



                                                                   SHARES               VALUE (NOTE 1)

ENDOSONICS CORP.                                                    400                 $ 1,925

FISCHER IMAGING CORP. (A)                                           100                  263

FONAR CORP.                                                         500                  656

GENERAL SURGICAL INNOVATIONS, INC. (A)                              200                  588

GRAHAM-FIELD HEALTH PRODUCTS, INC. (A)                              400                  925

HAEMONETICS CORP. (A)                                               800                  12,550

HEARTPORT, INC. (A)                                                 500                  2,063

HILLENBRAND INDUSTRIES, INC.                                        1,000                53,563

HOLOGIC, INC. (A)                                                   500                  6,719

HORIZON MEDICAL PRODUCTS, INC. (A)                                  600                  4,200

HUMASCAN, INC. (A)                                                  100                  100

I-STAT CORP. (A)                                                    100                  763

ICU MEDICAL, INC. (A)                                               100                  1,275

IMATRON, INC. (A)                                                   2,400                3,375

INCONTROL, INC. (A)                                                 1,000                5,750

INNOVASIVE DEVICES, INC. (A)                                        100                  650

INTERMAGNETICS GENERAL CORP.                                        102                  650

INTERPORE INTERNATIONAL (A)                                         200                  750

INVACARE CORP.                                                      800                  16,200

IRIDEX CORP. (A)                                                    100                  488

KENSEY NASH CORP. (A)                                               100                  725

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


KERAVISION, INC. (A)                                                800                  3,200

LASERSCOPE, INC. (A)                                                100                  106

LIFECORE BIOMEDICAL, INC. (A)                                       100                  775

LUNAR CORP. (A)                                                     100                  1,338

MARQUETTE MEDICAL SYSTEMS, INC. (A)                                 600                  14,288

MAXXIM MEDICAL, INC. (A)                                            200                  3,225

MCKESSON CORP.                                                      1,400                105,000

MENTOR CORP.                                                        700                  10,238

MERIT MEDICAL SYSTEMS, INC. (A)                                     100                  644

MICRO THERAPEUTICS, INC. (A)                                        100                  700

MILESTONE SCIENTIFIC, INC. (A)                                      200                  313

MINIMED, INC. (A)                                                   300                  15,300

MINNTECH CORP.                                                      100                  941

MIRAVANT MEDICAL TECHNOLOGIES (A)                                   300                  1,406

MOLECULAR DYNAMICS, INC. (A)                                        400                  7,850

NCS HEALTHCARE, INC. (A)                                            500                  8,438

NEOPROBE CORP. (A)                                                  400                  400

NITINOL MEDICAL TECHNOLOGIES, INC. (A)                              100                  388

NOVAMETRIX MEDICAL SYSTEMS, INC. (A)                                200                  938

NOVOSTE CORP. (A)                                                   500                  6,500

OAKLEY, INC. (A)                                                    1,200                12,075

OCULAR SCIENCES, INC. (A)                                           500                  8,844

OEC MEDICAL SYSTEMS, INC.                                           100                  2,150

OMNICARE, INC.                                                      1,200                37,425

OPTICAL SENSORS, INC. (A)                                           100                  275

OSTEOTECH, INC. (A)                                                 400                  9,150

OWENS & MINOR, INC.                                                 700                  8,269

PALOMAR MEDICAL TECHNOLOGIES, INC. (A)                              1,300                1,138

PATTERSON DENTAL CO. (A)                                            550                  16,397

PERCLOSE, INC. (A)                                                  400                  6,875

PERRIGO CO. (A)                                                     1,200                10,200

PHARMERICA, INC. (A)                                                1,900                7,422



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES - CONTINUED

PHOTOELECTRON CORP. (A)                                             100                 $ 538

PHYSIO-CONTROL INTERNATIONAL CORP. (A)                              500                  12,813

PLC SYSTEMS, INC. (A)                                               600                  2,663

POSSIS MEDICAL, INC. (A)                                            100                  431

PREMIER LASER SYSTEMS, INC. CLASS A (A)                             400                  1,675

PROTOCOL SYSTEMS, INC. (A)                                          100                  841

PSS WORLD MEDICAL, INC. (A)                                         975                  14,991

Q-MEDICAL, INC. (A)                                                 100                  325

QUIGLEY CORP. (A)                                                   600                  4,313

RESMED, INC. (A)                                                    300                  11,100

RESOUND CORP. (A)                                                   200                  800

RESPIRONICS, INC. (A)                                               792                  9,108

SABRATEK CORP. (A)                                                  400                  7,350

SCHICK TECHNOLOGIES, INC. (A)                                       400                  5,800

SOFAMOR/DANEK GROUP, INC. (A)                                       400                  33,375

SONOSIGHT, INC. (A)                                                 100                  563

SONUS PHARMACEUTICALS, INC. (A)                                     500                  4,500

SPACELABS MEDICAL, INC. (A)                                         600                  10,313

STAAR SURGICAL CO. (A)                                              100                  750

STERIS CORP. (A)                                                    1,000                23,875

STRYKER CORP.                                                       1,400                44,975

SUNRISE MEDICAL, INC. (A)                                           200                  1,750

SYBRON INTERNATIONAL, INC. (A)                                      2,000                36,375

TECHNE CORP. (A)                                                    200                  2,450

TELEFLEX, INC.                                                      500                  15,750

THERMEDICS, INC. (A)                                                500                  4,625

THERMO CARDIOSYSTEMS, INC. (A)                                      500                  7,500

THORATEC LABORATORIES CORP. (A)                                     200                  1,475

TREX MEDICAL CORP. (A)                                              500                  6,438


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


UROMED CORP. (A)                                                    120                  154

UTAH MEDICAL PRODUCTS, INC. (A)                                     100                  550

VALLEN CORP. (A)                                                    100                  1,956

VASOMEDICAL, INC. (A)                                               400                  350

VIDAMED, INC. (A)                                                   100                  156

VIRM PHARMACEUTICALS, INC. (A)                                      500                  469

VISTA MEDICAL TECHNOLOGIES, INC. (A)                                100                  213

VISX, INC. (A)                                                      200                  9,600

VITAL SIGNS, INC.                                                   100                  1,694

VIVID TECHNOLOGIES, INC. (A)                                        400                  3,050

VOXEL (A)                                                           100                  16

WESLEY JESSEN VISIONCARE, INC. (A)                                  500                  8,500

XOMED SURGICAL PRODUCTS, INC. (A)                                   300                  8,925

ZILA, INC. (A)                                                      300                  1,425

ZOLL MEDICAL CORP. (A)                                              100                  763

ZONAGEN, INC. (A)                                                   300                  4,406

                                                                                         1,073,452

MEDICAL FACILITIES MANAGEMENT - 1.9%

ADVANCE PARADIGM, INC. (A)                                          100                  2,150

ALTERNATIVE LIVING SERVICES, INC. (A)                               600                  10,650

AMERICAN HEALTHCORP, INC.                                           100                  750



                                                                   SHARES               VALUE (NOTE 1)

AMERICAN HOMEPATIENT, INC. (A)                                      500                 $ 3,063

AMERICAN ONCOLOGY RESOURCES, INC. (A)                               400                  3,400

AMSURG CORP. CLASS A (A)                                            9                    59

APRIA HEALTHCARE GROUP, INC. (A)                                    800                  3,350

ARV ASSISTED LIVING, INC. (A)                                       100                  850

ATRIA COMMUNITIES, INC. (A)                                         600                  11,438

BEVERLY ENTERPRISES, INC.                                           2,100                16,538

CAMBRIDGE HEART, INC. (A)                                           200                  1,125

CAREMATRIX CORP. (A)                                                300                  5,175

CENTENNIAL HEALTHCARE CORP. (A)                                     500                  4,250


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CHRONIMED, INC. (A)                                                 100                  888

CLINTRIALS RESEARCH, INC. (A)                                       200                  613

COHR, INC. (A)                                                      400                  1,675

COMPDENT CORP. (A)                                                  500                  7,438

COMPREHENSIVE CARE CORP. (A)                                        300                  1,163

CONCENTRA MANAGED CARE, INC. (A)                                    1,100                14,094

CONTINUCARE CORP. (A)                                               100                  319

COVANCE, INC. (A)                                                   800                  17,800

COVENTRY HEALTH CARE, INC. (A)                                      600                  2,700

CRYOLIFE, INC. (A)                                                  100                  1,288

DIAGNOSTIC HEALTH SERVICES, INC. (A)                                600                  2,400

EMERITUS CORP. (A)                                                  100                  925

EXPRESS SCRIPTS, INC. CLASS A (A)                                   200                  13,450

FIRST COMMONWEALTH, INC.                                            200                  2,275

FOUNDATION HEALTH SYSTEMS, INC.                                     1,700                19,019
CLASS A (A)

FPA MEDICAL MANAGEMENT, INC. (A)                                    900                  63

GENESIS HEALTH VENTURES, INC. (A)                                   500                  5,938

GLOBAL UNILABS CLINICAL TRIALS LTD.                                 100                  0

HANGER ORTHOPEDIC GROUP, INC. (A)                                   200                  2,988

HEALTH CARE & RETIREMENT CORP. (A)                                  1,000                25,500

HEALTH MANAGEMENT ASSOCIATES, INC. CLASS A (A)                      3,700                66,831

HEALTH POWER, INC. (A)                                              400                  1,250

HEALTH RISK MANAGEMENT, INC. (A)                                    100                  1,363

HOME HEALTH CORP. OF AMERICA, INC. (A)                              100                  119

HOOPER HOLMES, INC.                                                 200                  3,525

I-LINK CORP. (A)                                                    600                  2,063

IMPATH, INC. (A)                                                    400                  9,450

INTEGRATED HEALTH SERVICES, INC.                                    600                  11,625

INTENSIVA HEALTHCARE CORP. (A)                                      100                  425

LABONE, INC.                                                        100                  1,188

LABORATORY CORP. OF AMERICA HOLDINGS (A)                            1,900                2,138

LASER VISION CENTERS, INC. (A)                                      500                  4,438

LINCARE HOLDINGS, INC. (A)                                          800                  27,150


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MAGELLAN HEALTH SERVICES, INC. (A)                                  400                  4,175

MARINER POST-ACUTE NETWORK, INC. (A)                                700                  4,988

MATRIA HEALTHCARE, INC. (A)                                         300                  684

MAXICARE HEALTH PLANS, INC. (A)                                     300                  1,041

MEDICAL RESOURCES, INC. (A)                                         133                  549

MEDICALCONTROL, INC. (A)                                            400                  2,700

MEDQUIST, INC. (A)                                                  600                  12,600

MID-ATLANTIC MEDICAL SERVICES, INC. (A)                             700                  3,894

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT - CONTINUED

MONARCH DENTAL CORP. (A)                                            400                 $ 4,000

NEUROCRINE BIOSCIENCES, INC. (A)                                    800                  3,200

NOVACARE, INC. (A)                                                  1,000                7,313

OMEGA HEALTH SYSTEMS, INC. (A)                                      100                  406

ONCORMED, INC. (A)                                                  100                  156

ORTHODONTIC CENTERS OF AMERICA, INC. (A)                            600                  8,513

ORTHOLOGIC CORP. (A)                                                200                  513

OXFORD HEALTH PLANS, INC. (A)                                       1,100                6,738

PACIFICARE HEALTH SYSTEMS, INC.                                     600                  37,800
CLASS B (A)

PARACELSUS HEALTHCARE CORP. (A)                                     300                  581

PEDIATRIC SERVICES OF AMERICA, INC. (A)                             100                  281

PEDIATRIX MEDICAL GROUP (A)                                         300                  11,681

PHP HEALTHCARE CORP. (A)                                            200                  463

PHYCOR, INC. (A)                                                    900                  6,244

PHYMATRIX CORP. (A)                                                 900                  2,531

PHYSICIAN RELIANCE NETWORK, INC. (A)                                700                  5,556

PHYSICIANS RESOURCES GROUP, INC. (A)                                400                  650

PMR CORP. (A)                                                       300                  2,288

PSYCHEMEDICS CORP.                                                  300                  1,350

QUEST DIAGONOSTICS, INC. (A)                                        500                  8,313

QUORUM HEALTH GROUP, INC. (A)                                       1,500                28,500

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


RAYTEL MEDICAL CORP. (A)                                            100                  588

REHABCARE GROUP, INC. (A)                                           300                  4,313

RENAL CARE GROUP, INC. (A)                                          900                  18,169

RENEX CORP. (A)                                                     100                  475

RES-CARE, INC. (A)                                                  350                  5,097

RESPONSE ONCOLOGY, INC. (A)                                         200                  725

RIGHTCHOICE MANAGED CARE, INC.                                      200                  2,100
CLASS A (A)

SAFEGUARD HEALTH ENTERPRISES, INC. (A)                              200                  1,100

SHERIDAN HEALTHCARE, INC. (A)                                       100                  963

SIBIA NEUROSCIENCES, INC. (A)                                       100                  313

SIERRA HEALTH SERVICES, INC. (A)                                    500                  8,000

SPECIALTY CARE NETWORK, INC. (A)                                    100                  231

STERIGENICS INTERNATIONAL, INC.                                     100                  1,663

SUN HEALTHCARE GROUP, INC. (A)                                      1,250                10,938

SUNRISE ASSISTED LIVING, INC. (A)                                   500                  13,188

SYNCOR INTERNATIONAL CORP. (A)                                      100                  1,600

TOTAL RENAL CARE HOLDINGS, INC. (A)                                 1,500                28,500

TRANSWORLD HEALTHCARE, INC. (A)                                     100                  300

TRIGON HEALTHCARE, INC. (A)                                         900                  24,863

UNIHOLDING CORP.                                                    100                  500

UNITED DENTAL CARE, INC. (A)                                        400                  7,000

UNITED PAYORS & UNITED PROVIDERS, INC. (A)                          450                  7,256

UNIVERSAL HEALTH SERVICES, INC. CLASS B (A)                         600                  23,250

UROCOR, INC. (A)                                                    100                  488

UROLOGIX, INC. (A)                                                  600                  2,850

VENCOR, INC. (A)                                                    1,800                6,525



                                                                   SHARES               VALUE (NOTE 1)

VENTAS, INC.                                                        1,000               $ 10,625

WELLPOINT HEALTH NETWORKS, INC. (A)                                 1,000                53,375

                                                                                         717,602

TOTAL HEALTH                                                                             3,049,810

HOLDING COMPANIES - 0.1%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LEUCADIA NATIONAL CORP.                                             1,000                27,688

TRIARC COMPANIES, INC. CLASS A (A)                                  500                  7,469

U.S. INDUSTRIES, INC.                                               1,660                23,033

                                                                                         58,190

INDUSTRIAL MACHINERY & EQUIPMENT - 2.7%

ELECTRICAL EQUIPMENT - 1.1%

ACME ELECTRIC CORP. (A)                                             100                  456

ACTV, INC. (A)                                                      400                  750

ADFLEX SOLUTIONS, INC. (A)                                          300                  1,650

ADTRAN, INC. (A)                                                    800                  17,200

ADVANCED LIGHTING TECHNOLOGIES, INC. (A)                            600                  9,750

ALLEN TELECOM, INC. (A)                                             400                  2,850

AMERICAN POWER CONVERSION CORP. (A)                                 1,400                37,800

AMERICAN SUPERCONDUCTOR CORP. (A)                                   600                  5,100

AMETEK, INC.                                                        700                  13,650

AMTECH CORP. (A)                                                    200                  950

ANDREA ELECTRONICS CORP. (A)                                        100                  556

ANICOM, INC. (A)                                                    400                  3,400

ANIXTER INTERNATIONAL, INC. (A)                                     900                  14,625

ANTEC CORP. (A)                                                     800                  12,850

AVID TECHNOLOGY, INC. (A)                                           500                  12,625

BALDOR ELECTRIC CO.                                                 266                  5,470

BMC INDUSTRIES, INC.                                                500                  2,000

CALIFORNIA MICROWAVE, INC. (A)                                      500                  5,375

CHERRY CORP. CLASS A (A)                                            100                  1,050

CYBEROPTICS CORP. (A)                                               200                  2,500

CYMER, INC. (A)                                                     400                  4,100

DETECTION SYSTEMS, INC. (A)                                         100                  888

ELECTRIC FUEL CORP. (A)                                             100                  288

ELECTRO RENT CORP. (A)                                              300                  3,825

ENERGY CONVERSION DEVICES, INC.                                     100                  588

EXCEL TECHNOLOGY, INC. (A)                                          400                  2,656

FAROUDJA, INC. (A)                                                  600                  3,150

GENLYTE GROUP, INC. (A)                                             400                  6,800

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


GLENAYRE TECHNOLOGIES, INC. (A)                                     900                  6,075

GLOBECOMM SYSTEMS, INC.                                             400                  1,650

HOLOPHANE CORP. (A)                                                 400                  8,350

HUBBELL, INC. CLASS B                                               1,300                46,475

HUGHES SUPPLY, INC.                                                 600                  16,350

IEC ELECTRONICS CORP. (A)                                           100                  425

INNOVA CORP.                                                        600                  1,725

JUNO LIGHTING, INC.                                                 200                  3,850

L 3 COMMUNICATIONS HOLDINGS, INC. (A)                               300                  9,938

LITTELFUSE, INC. (A)                                                700                  11,725

LORAL SPACE & COMMUNICATIONS LTD. (A)                               71                   1,127

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT - CONTINUED

LSI, INDUSTRIES, INC.                                               100                 $ 1,775

LUMEN TECHNOLOGIES, INC. (A)                                        950                  5,641

MAGNETEK, INC. (A)                                                  400                  5,200

OAK INDUSTRIES, INC. (A)                                            300                  8,981

OMNIPOINT CORP. (A)                                                 900                  9,900

ORTEL CORP. (A)                                                     500                  5,688

OWOSSO CORP.                                                        100                  594

PINNACLE SYSTEMS (A)                                                300                  9,038

PITTWAY CORP. CLASS A                                               100                  3,750

POWERWAVE TECHNOLOGIES, INC. (A)                                    300                  1,969

ROFIN SINAR TECHNOLOGIES, INC. (A)                                  400                  4,100

ROPER INDUSTRIES, INC.                                              400                  6,800

SATCON TECHNOLOGY CORP. (A)                                         100                  500

SENSORMATIC ELECTRONICS CORP. (A)                                   1,600                12,200

SLI, INC. (A)                                                       450                  6,188

SMITH (A.O.) CORP. CLASS B                                          600                  11,325

SPECTRIAN CORP. (A)                                                 100                  1,213

STM WIRELESS, INC. CLASS A (A)                                      100                  450

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TECHNITROL, INC.                                                    200                  3,850

TELULAR CORP. (A)                                                   300                  366

THERMOSPECTRA CORP. (A)                                             100                  994

THOMAS INDUSTRIES, INC.                                             150                  2,784

TRANSCRYPT INTERNATIONAL, INC. (A)                                  500                  1,313

UNIQUE MOBILITY, INC. (A)                                           100                  488

VIASAT, INC. (A)                                                    400                  4,200

VICOR CORP. (A)                                                     600                  5,288

VWR SCIENTIFIC PRODUCTS CORP. (A)                                   600                  14,850

WOODHEAD INDUSTRIES, INC.                                           100                  1,025

WOODWARD GOVERNOR CO.                                               100                  2,313

ZENITH ELECTRONICS CORP. (A)                                        900                  351

ZOLTEK COMPANIES, INC. (A)                                          300                  3,900

                                                                                         417,626

INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%

AG-CHEM EQUIPMENT, INC. (A)                                         100                  1,338

AGCO CORP.                                                          900                  7,763

ALAMO GROUP, INC.                                                   100                  1,713

ALLIED PRODUCTS CORP.                                               100                  913

ALYN CORP. (A)                                                      100                  481

APPLIED INDUSTRIAL TECHNOLOGIES, INC.                               300                  5,231

APPLIED POWER, INC. CLASS A                                         955                  23,696

ASTEC INDUSTRIES, INC. (A)                                          100                  3,525

ASYST TECHNOLOGIES, INC. (A)                                        500                  5,313

AUTOLOGIC INFORMATION INTERNATIONAL, INC. (A)                       100                  400

BALDWIN TECHNOLOGY CO., INC. CLASS A (A)                            100                  475

BOLDER TECHNOLOGIES CORP. (A)                                       100                  863

BRIDGEPORT MACHINES, INC. (A)                                       100                  1,100

BROOKS AUTOMATION, INC. (A)                                         100                  825

BROWN & SHARPE MANUFACTURING CO. CLASS A (A)                        100                  1,000

CASCADE CORP.                                                       100                  1,313



                                                                   SHARES               VALUE (NOTE 1)

CMI CORP. CLASS A                                                   200                 $ 1,400

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


COLUMBUS MCKINNON CORP.                                             200                  3,575

COMMERCIAL INTERTECH CORP.                                          400                  5,750

CONTROL DEVICES, INC.                                               125                  1,563

CTB INTERNATIONAL CORP. (A)                                         100                  788

CUNO, INC. (A)                                                      600                  9,075

DETROIT DIESEL CORP. (A)                                            300                  5,363

DONALDSON CO., INC.                                                 700                  12,425

DT INDUSTRIES, INC.                                                 400                  5,887

EMCORE CORP. (A)                                                    100                  925

ESCO ELECTRONICS CORP. (TRUST RECEIPT) (A)                          100                  1,250

ESSEF CORP. (A)                                                     110                  2,035

EXIDE CORP.                                                         400                  3,975

FARR CO. (A)                                                        150                  1,538

FEDDERS CORP.                                                       600                  3,075

FERROFLUIDICS CORP. (A)                                             100                  300

FLOW INTERNATIONAL CORP. (A)                                        700                  6,913

FLOWSERVE CORP.                                                     1,000                18,750

FSI INTERNATIONAL, INC. (A)                                         300                  1,613

GARDNER DENVER MACHINERY, INC. (A)                                  150                  2,841

GASONICS INTERNATIONAL CORP. (A)                                    100                  500

GEHL CO. (A)                                                        100                  1,450

GENCOR INDUSTRIES, INC.                                             100                  1,013

GLEASON CORP.                                                       100                  2,200

GLOBAL INDUSTRIAL TECHNOLOGIES, INC. (A)                            400                  2,400

GORMAN-RUPP CO.                                                     100                  1,663

GRACO, INC.                                                         350                  8,706

GRADALL INDUSTRIES, INC. (A)                                        100                  1,369

GREENBRIER COMPANIES, INC.                                          100                  1,563

HARDINGE, INC.                                                      150                  3,188

IDEX CORP.                                                          400                  8,400

INDUSTRIAL DISTRIBUTION GROUP, INC.                                 100                  1,144

IONICS, INC. (A)                                                    400                  9,825

JLG INDUSTRIES, INC.                                                600                  8,813


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

JLK DIRECT DISTRUTION, INC. CLASS A (A)                             300                  3,919

KAMAN CORP. CLASS A                                                 400                  5,375

KAYDON CORP.                                                        500                  13,531

KENNAMETAL, INC.                                                    700                  18,156

KEY TECHNOLOGY, INC. (A)                                            100                  613

KUHLMAN CORP.                                                       500                  11,813

LANCER CORP. (A)                                                    100                  1,113

LAWSON PRODUCTS, INC.                                               100                  2,169

LINDSAY MANUFACTURING CO.                                           150                  3,019

MANITOWOC CO., INC.                                                 400                  10,525

MATTSON TECHNOLOGY, INC. (A)                                        200                  800

MIDDLEBY CORP. (A)                                                  100                  400

MSC INDUSTRIAL DIRECT, INC. (A)                                     500                  10,531

MTS SYSTEMS CORP.                                                   200                  2,500

NN BALL & ROLLER, INC.                                              200                  2,025

NORDSON CORP.                                                       300                  12,788

OSMONICS, INC. (A)                                                  200                  2,200

PEC ISRAEL ECONOMIC CORP. (A)                                       200                  4,650

PLASMA-THERM, INC. (A)                                              100                  275

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

PRESSTEK, INC. (A)                                                  500                 $ 4,094

PRI AUTOMATION, INC.                                                300                  3,750

RECOVERY ENGINEERING, INC. (A)                                      300                  3,600

REGAL-BELOIT CORP.                                                  300                  5,888

ROBBINS & MYERS, INC.                                               200                  4,750

ROBOTIC VISION SYSTEMS, INC. (A)                                    300                  975

SCOTSMAN INDUSTRIES, INC.                                           100                  2,350

SEMITOOL, INC. (A)                                                  100                  609

SPECIALTY EQUIPMENT COMPANIES, INC. (A)                             200                  4,000

SPEIZMAN INDUSTRIES, INC. (A)                                       100                  400


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STEWART & STEVENSON SERVICES, INC.                                  900                  11,756

STRATEGIC DISTRIBUTION, INC. (A)                                    200                  650

TENNANT CO.                                                         100                  3,988

TEREX CORP. (A)                                                     300                  4,725

THERMO FIBERTEK, INC. (A)                                           500                  4,063

THERMO SENTRON, INC. (A)                                            100                  875

TOKHEIM CORP. (A)                                                   100                  700

TORO CO.                                                            100                  2,200

TRIDENT INTERNATIONAL, INC. (A)                                     100                  1,100

TURBOCHEF, INC. (A)                                                 200                  1,000

UCAR INTERNATIONAL, INC. (A)                                        700                  12,688

ULTRATECH STEPPER, INC. (A)                                         400                  6,925

UNIT INSTRUMENTS, INC. (A)                                          100                  588

UNITED STATES FILTER CORP. (A)                                      2,637                47,466

UNOVA, INC.                                                         800                  12,750

VALMONT INDUSTRIES, INC.                                            900                  13,613

VARLEN CORP.                                                        150                  3,300

VEECO INSTRUMENTS, INC. (A)                                         100                  2,263

VIRTUALFUND.COM, INC. (A)                                           100                  400

WATERLINK, INC. (A)                                                 100                  506

WATKINS-JOHNSON CO.                                                 100                  1,969

WATTS INDUSTRIES, INC. CLASS A                                      400                  6,675

WESTERN POWER & EQUIPMENT CORP. (A)                                 100                  525

                                                                                         474,767

POLLUTION CONTROL - 0.4%

ALLIED WASTE INDUSTRIES, INC. (A)                                   1,500                28,500

AMERICAN DISPOSAL SERVICES, INC. (A)                                500                  14,656

AQUAGENIX, INC. (A)                                                 100                  88

BHA GROUP HOLDINGS, INC. CLASS A                                    110                  1,485

CALGON CARBON CORP.                                                 900                  5,569

CET ENVIRONMENTAL SERVICES, INC. (A)                                100                  225

DAMES & MOORE GROUP                                                 200                  2,375

EARTH SCIENCES, INC. (A)                                            800                  525


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EASTERN ENVIRONMENTAL SERVICES, INC. (A)                            600                  15,450

FLANDERS CORP. (A)                                                  200                  788

GTS DURATEK, INC. (A)                                               100                  594

INSITUFORM TECHNOLOGIES, INC. CLASS A (A)                           400                  4,950

INTERNATIONAL TECHNOLOGY CORP. (A)                                  316                  1,817

MEDICAL/WASTE, INC. (A)                                             100                  444

MET-PRO CORP.                                                       100                  1,119



                                                                   SHARES               VALUE (NOTE 1)

NSC CORP.                                                           28                  $ 32

OGDEN CORP.                                                         900                  20,756

RECYCLING INDUSTRIES, INC. (A)                                      200                  444

SAFETY-KLEEN CORP. (A)                                              5,000                14,688

STERICYCLE, INC. (A)                                                500                  7,688

SUPERIOR SERVICES, INC. (A)                                         700                  17,413

TETRA TECH, INC.                                                    325                  6,784

TETRA TECHNOLOGIES, INC. (A)                                        100                  1,269

U.S. LIQUIDS, INC.                                                  100                  1,513

WASTE INDUSTRIES, INC. (A)                                          100                  2,150

WASTEMASTERS, INC. (A)                                              1,200                1,088

                                                                                         152,410

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                   1,044,803

MEDIA & LEISURE - 7.6%

BROADCASTING - 2.4%

@ENTERTAINMENT, INC. (A)                                            500                  4,375

ADELPHIA COMMUNICATIONS CORP.                                       200                  6,900
CLASS A (A)

ADVANCED COMMUNICATION                                              500                  4,250
SYSTEMS, INC. (A)

AMERICAN TOWER CORP. CLASS A (A)                                    1,300                20,475

ASCENT ENTERTAINMENT GROUP, INC. (A)                                500                  3,875

BHC COMMUNICATIONS, INC. CLASS A                                    400                  46,600

CABLEVISION SYSTEMS CORP. CLASS A (A)                               1,600                54,200

CD RADIO, INC. (A)                                                  400                  6,050


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CELLULARVISION USA, INC. (A)                                        100                  44

CENTURY COMMUNICATIONS CORP.                                        1,100                25,575
CLASS A. (A)

CHANCELLOR MEDIA CORP. (A)                                          2,200                78,513

CHRIS-CRAFT INDUSTRIES, INC.                                        712                  29,637

COX COMMUNICATIONS, INC. CLASS A (A)                                4,000                168,000

COX RADIO, INC. CLASS A (A)                                         100                  4,269

E.W. SCRIPPS CO. CLASS A                                            1,200                56,625

ECHOSTAR COMMUNICATIONS CORP.                                       400                  7,050
CLASS A (A)

EMMIS COMMUNICATIONS CLASS A (A)                                    400                  15,000

GAYLORD ENTERTAINMENT CO.                                           400                  10,675

GRANITE BROADCASTING CORP. (A)                                      600                  3,825

HEARST-ARGYLE TELEVISION, INC. (A)                                  400                  13,175

HEFTEL BROADCASTING CORP. CLASS A (A)                               700                  21,175

HIGHWAYMASTER COMMUNICATIONS, INC. (A)                              400                  500

JACOR COMMUNICATIONS, INC. CLASS A (A)                              900                  53,100

JONES INTERCABLE, INC. CLASS A (A)                                  900                  19,575

LODGENET ENTERTAINMENT CORP. (A)                                    100                  750

METROMEDIA FIBER NETWORK, INC. CLASS A                              800                  16,800

METROMEDIA INTERNATIONAL GROUP, INC. (A)                            900                  3,713

NTL, INC. (A)                                                       500                  19,969

PANAMSAT CORP. (A)                                                  200                  8,475

PAXSON COMMUNICATIONS CORP. (A)                                     800                  7,300

RCN CORP.                                                           800                  11,125

SINCLAIR BROADCAST GROUP, INC.                                      1,000                16,063
CLASS A (A)

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

SMARTALK TELESERVICES, INC. (A)                                     600                 $ 3,788

TCA CABLE TV, INC.                                                  1,000                23,000

TCI SATELLITE ENTERTAINMENT, INC.:

CLASS A (A)                                                         900                  3,600

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CLASS B (A)                                                         100                  363

TELE-COMMUNICATIONS INTERNATIONAL, INC. SERIES A (A)                2,000                41,500

U.S. SATELLITE BROADCASTING CO., INC.                               1,700                10,838
CLASS A (A)

UNITED INTERNATIONAL HOLDINGS, INC.                                 800                  8,200
CLASS A (A)

UNITED TELEVISION, INC.                                             100                  11,000

UNITED VIDEO SATELLITE GROUP, INC.                                  600                  9,150
CLASS A (A)

UNIVISION COMMUNICATIONS, INC.                                      600                  15,975
CLASS A (A)

USA NETWORKS, INC. (A)                                              1,863                36,561

WESTWOOD ONE, INC. (A)                                              400                  7,725

YOUNG BROADCASTING, INC. CLASS A (A)                                300                  15,506

                                                                                         924,864

ENTERTAINMENT - 1.5%

AMC ENTERTAINMENT, INC. (A)                                         200                  2,550

AMERICAN CLASSIC VOYAGES CO. (A)                                    200                  2,775

AMERICAN COIN MERCHANDISING, INC. (A)                               400                  5,050

AMERISTAR CASINOS, INC. (A)                                         100                  275

AMF BOWLING, INC.                                                   800                  9,650

BALLY TOTAL FITNESS HOLDING CORP. (A)                               300                  4,575

CARMIKE CINEMAS, INC. CLASS A (A)                                   300                  5,850

CARNIVAL CORP.                                                      9,200                265,650

CEDAR FAIR LP (DEPOSITORY UNIT)                                     400                  8,800

FAMILY GOLF CENTERS, INC. (A)                                       550                  8,319

FLORIDA PANTHERS HOLDINGS, INC.                                     500                  5,406
CLASS A (A)

HARVEYS CASINO RESORTS                                              300                  7,350

IMAGE ENTERTAINMENT, INC. (A)                                       800                  2,850

K-TEL INTERNATIONAL, INC. (A)                                       400                  2,600

KUSHNER LOCKE CO. (A)                                               900                  2,728

METRO-GOLDWYN-MAYER, INC. (A)                                       800                  13,750

MGM GRAND, INC. (A)                                                 761                  21,831

MULTIMEDIA GAMES, INC. (A)                                          300                  731


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ON COMMAND CORP. (A)                                                400                  4,150

PIXAR (A)                                                           600                  17,288

PLATINUM ENTERTAINMENT, INC. (A)                                    500                  2,000

POWERHOUSE TECHNOLOGIES, INC.                                       100                  788

PREMIER PARKS, INC. (A)                                             1,500                24,375

QUINTEL ENTERTAINMENT, INC. (A)                                     200                  375

RENTRAK CORP. (A)                                                   600                  2,438

SCIENTIFIC GAMES HOLDINGS CORP. (A)                                 100                  1,931

SFX ENTERTAINMENT, INC. CLASS A (A)                                 500                  15,688

SPELLING ENTERTAINMENT GROUP, INC. (A)                              1,300                7,800

SPORTS CLUB CO., INC. (THE) (A)                                     100                  500



                                                                   SHARES               VALUE (NOTE 1)

TELE-COMMUNICATIONS, INC. (TCI VENTURES GROUP) SERIES A (A)         5,800               $ 96,425

VAIL RESORTS, INC. (A)                                              500                  11,500

ZOMAX OPTICAL MEDIA, INC. (A)                                       100                  950

                                                                                         556,948

LEISURE DURABLES & TOYS - 0.5%

ALDILA, INC. (A)                                                    900                  3,656

ARCTIC CAT, INC.                                                    600                  5,175

AUTHENTIC FITNESS CORP.                                             300                  3,469

CALLAWAY GOLF CO.                                                   1,100                10,931

CHAMPION ENTERPRISES, INC. (A)                                      700                  16,363

COACHMEN INDUSTRIES, INC.                                           500                  9,344

COASTCAST CORP. (A)                                                 300                  3,019

COLEMAN, INC. (A)                                                   800                  8,100

EXCELSIOR HENDERSON MOTORCYCLE MANUFACTURING CO. (A)                100                  638

GALOOB TOYS, INC. (A)                                               200                  1,475

HARLEY-DAVIDSON, INC.                                               2,200                67,788

HUFFY CORP.                                                         700                  9,713

JAKKS PACIFIC, INC. (A)                                             500                  3,938

K2, INC.                                                            200                  3,688

KNICKERBOCKER (L. L.) CO. (A)                                       200                  275

NATIONAL R.V. HOLDINGS, INC. (A)                                    300                  5,925

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PLAY BY PLAY TOYS & NOVELTIES, INC. (A)                             200                  1,600

POLARIS INDUSTRIES, INC.                                            600                  18,188

PTI HOLDING, INC. (A)                                               100                  613

RAWLINGS SPORTING GOODS, INC. (A)                                   500                  4,500

ROCKSHOX, INC. (A)                                                  100                  313

RUSS BERRIE & CO., INC.                                             300                  5,756

SILICON GAMING, INC. (A)                                            800                  3,000

STEINWAY MUSICAL INSTRUMENTS, INC. (A)                              100                  2,450

T-HQ, INC. (A)                                                      300                  3,394

THOR INDUSTRIES, INC.                                               150                  3,084

TOY BIZ, INC. CLASS A (A)                                           400                  2,925

TOYMAX INTERNATIONAL, INC. (A)                                      100                  519

WEST MARINE, INC. (A)                                               500                  3,688

WINNEBAGO INDUSTRIES, INC.                                          300                  3,150

                                                                                         206,677

LODGING & GAMING - 0.9%

AMPAL-AMERICAN ISRAEL CORP. CLASS A (A)                             100                  488

ANCHOR GAMING (A)                                                   100                  4,800

AZTAR CORP. (A)                                                     700                  3,019

BOYD GAMING CORP. (A)                                               900                  3,600

BUCKHEAD AMERICA CORP. (A)                                          100                  625

CHAMPIONSHIP AUTO RACNG TEAMS, INC. (A)                             400                  7,900

CIRCUS CIRCUS ENTERPRISES, INC. (A)                                 1,400                14,350

CRESCENT OPERATING, INC. (A)                                        100                  806

DOVER DOWNS ENTERTAINMENT, INC.                                     200                  5,275

EXTENDED STAY AMERICA, INC. (A)                                     1,400                12,250

GRAND CASINOS, INC. (A)                                             600                  5,250

GTECH HOLDINGS CORP. (A)                                            600                  15,750

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



HAMMONS (JOHN Q) HOTELS, INC.                                       100                 $ 444
CLASS A (A)

HOLLYWOOD PARK, INC. (A)                                            400                  4,100

HOSPITALITY WORLDWIDE SERVICES, INC. (A)                            100                  425

HOST MARRIOTT CORP. (A)                                             2,900                40,600

INTERNATIONAL GAME TECHNOLOGY CORP.                                 1,600                31,000

INTERNATIONAL SPEEDWAY CORP. CLASS A                                400                  11,000

MARCUS CORP.                                                        350                  4,463

MEDITRUST CORP. UNIT                                                2,834                43,927

MERISTAR HOSPITALITY CORP.                                          1,054                17,786

PENN NATIONAL GAMING, INC. (A)                                      200                  1,050

PENSKE MOTORSPORTS, INC. (A)                                        100                  2,038

PLAYERS INTERNATIONAL, INC. (A)                                     500                  2,156

PRIMADONNA RESORTS, INC. (A)                                        700                  5,338

PRIME HOSPITALITY CORP. (A)                                         560                  4,655

PROMUS HOTEL CORP. (A)                                              1,600                49,200

RED ROOF INNS, INC. (A)                                             400                  5,725

RIO HOTEL & CASINO, INC. (A)                                        400                  5,975

SERVICO, INC. (A)                                                   800                  7,800

SHOLODGE, INC. (A)                                                  100                  500

SPEEDWAY MOTORSPORTS, INC. (A)                                      800                  13,000

STATION CASINOS, INC. (A)                                           700                  3,850

SUBURBAN LODGES OF AMERICA, INC. (A)                                300                  2,475

SUPERTEL HOSPITALITY, INC. (A)                                      100                  1,075

TRUMP HOTELS & CASINO RESORTS, INC. (A)                             900                  2,756

U.S. FRANCHISE SYSTEMS, INC. CLASS A (A)                            400                  2,250

WMS INDUSTRIES, INC.                                                500                  2,344

                                                                                         340,045

PUBLISHING - 1.3%

ACNIELSEN CORP. (A)                                                 1,300                26,081

AMERICAN MEDIA, INC. CLASS A (A)                                    300                  1,706

APPLIED GRAPHICS TECHNOLOGIES, INC. (A)                             560                  11,445

BANTA CORP.                                                         700                  19,600

BELO (A.H.) CORP. CLASS A                                           1,600                29,600

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CENTRAL NEWSPAPERS, INC. CLASS A                                    500                  31,000

FRANKLIN COVEY CO. (A)                                              200                  3,750

GIBSON GREETINGS, INC. (A)                                          600                  11,663

GOLDEN BOOKS FAMILY                                                 400                  550
ENTERTAINMENT, INC. (A)

HARTE HANKS COMMUNICATONS, INC.                                     900                  19,744

HOLLINGER INTERNATIONAL, INC. CLASS A                               1,900                26,600

HOUGHTON MIFFLIN CO.                                                700                  21,131

JOURNAL REGISTER CO. (A)                                            700                  11,944

LEE ENTERPRISES, INC.                                               600                  14,175

MCCLATCHY CO., THE CLASS A                                          500                  15,000

MEDIA GENERAL, INC. CLASS A                                         300                  12,750

NELSON THOMAS, INC.                                                 200                  2,713

PACIFIC CHEMICAL, INC. (A)                                          100                  75

PENTON MEDIA, INC. (A)                                              100                  1,313

PLAYBOY ENTERPRISES, INC. CLASS B (A)                               200                  2,450

PRIMEDIA, INC. (A)                                                  1,800                18,000



                                                                   SHARES               VALUE (NOTE 1)

PULITZER PUBLISHING CO.                                             500                 $ 38,031

READER'S DIGEST ASSOCIATION, INC. CLASS A (NON-VTG.)                2,000                39,250

SCHOLASTIC CORP. (A)                                                300                  11,625

STANDEX INTERNATIONAL CORP.                                         100                  2,225

WASHINGTON POST CO. CLASS B                                         200                  102,500

WILEY (JOHN) & SONS, INC. CLASS A                                   200                  11,650

WORLD COLOR PRESS, INC. (A)                                         500                  14,063

ZIFF-DAVIS, INC. (A)                                                1,900                15,200

                                                                                         515,834

RESTAURANTS - 1.0%

APPLE SOUTH, INC.                                                   900                  10,350

APPLEBEE'S INTERNATIONAL, INC.                                      500                  9,250

ARK RESTAURANTS CORP. (A)                                           100                  1,000

AU BON PAIN, INC. CLASS A (A)                                       100                  638

BACK BAY RESTAURANT GROUP, INC. (A)                                 100                  750

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BENIHANA, INC. CLASS A (A)                                          100                  800

BIG BUCK BREW & STEAKHOUSE, INC. (A)                                100                  350

BOB EVANS FARMS, INC.                                               1,100                20,281

BOSTON CHICKEN, INC. (A)                                            1,100                1,066

BRINKER INTERNATIONAL, INC. (A)                                     900                  15,413

BUFFETS, INC. (A)                                                   1,100                13,888

CEC ENTERTAINMENT, INC. (A)                                         400                  9,125

CHART HOUSE ENTERPRISES, INC. (A)                                   100                  550

CHEESECAKE FACTORY, INC. (A)                                        700                  11,463

CKE RESTAURANTS, INC.                                               630                  19,530

CONSOLIDATED PRODUCTS, INC. (A)                                     225                  3,488

COOKER RESTAURANT CORP.                                             100                  950

CRACKER BARREL OLD COUNTRY STORE, INC.                              800                  19,550

DAVE & BUSTERS, INC. (A)                                            300                  4,650

EINSTEIN/NOAH BAGEL CORP. (A)                                       500                  1,000

ELXSI CORP. (A)                                                     100                  1,000

FINE HOST CORP. (A)                                                 700                  722

FOODMAKER, INC. (A)                                                 500                  6,906

FRIENDLY ICE CREAM CORP.                                            300                  2,063

FRISCH'S RESTAURANTS, INC.                                          100                  888

GARDEN FRESH RESTAURANT CORP. (A)                                   100                  1,450

GB FOODS CORP. (A)                                                  100                  488

HOST MARRIOTT SERVICES CORP. (A)                                    600                  5,925

IHOP CORP. (A)                                                      100                  3,763

ILLINOIS FORNAIO CORP.                                              100                  1,000

J. ALEXANDERS CORP. (A)                                             100                  375

KOO KOO ROO, INC. (A)                                               1,600                1,700

LANDRY'S SEAFOOD RESTAURANTS, INC. (A)                              800                  6,725

LOGAN'S ROADHOUSE, INC. (A)                                         200                  3,325

LONE STAR STEAKHOUSE SALOON (A)                                     600                  5,100

LUBY'S CAFETERIAS, INC.                                             300                  4,575

MAX & ERMAS RESTAURANTS, INC. (A)                                   100                  650

MORRISON HEALTH CARE, INC.                                          100                  1,763

MORTON'S RESTAURANT GROUP, INC. (A)                                 100                  2,094

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


NEW WORLD COFFEE & BAGELS, INC. (A)                                 300                  244

NPC INTERNATIONAL, INC. (A)                                         300                  3,113

O CHARLEYS, INC. (A)                                                150                  1,406

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

OUTBACK STEAKHOUSE, INC. (A)                                        700                 $ 21,044

PAPA JOHN'S INTERNATIONAL, INC. (A)                                 700                  18,550

PICCADILLY CAFETERIAS, INC.                                         100                  1,100

PJ AMERICA, INC. (A)                                                100                  1,425

PLANET HOLLYWOOD INTERNATIONAL, INC.                                1,400                6,650
CLASS A (A)

RAINFOREST CAFE, INC. (A)                                           450                  3,713

RARE HOSPITALITY INTERNATIONAL, INC. (A)                            200                  2,325

ROCK BOTTOM RESTAURANTS, INC. (A)                                   100                  500

RUBY TUESDAY, INC.                                                  800                  11,250

RYAN'S FAMILY STEAK HOUSES, INC. (A)                                1,400                14,263

SBARRO, INC.                                                        700                  13,869

SCHLOTZSKYS, INC. (A)                                               400                  3,950

SHELLS SEAFOOD RESTAURANTS, INC. (A)                                100                  713

SODEXHO MARRIOTT SERVICES, INC. (A)                                 900                  22,388

SONIC CORP. (A)                                                     250                  3,984

SPAGHETTI WAREHOUSE, INC. (A)                                       100                  600

STAR BUFFET, INC.                                                   100                  625

STARBUCKS CORP. (A)                                                 1,300                41,031

TACO CABANA, INC. (A)                                               800                  3,900

TOTAL ENTERTAINMENT RESTAURANT CORP. (A)                            100                  300

UNIQUE CASUAL RESTAURANTS, INC. (A)                                 100                  488

UNO RESTAURANT CORP. (A)                                            100                  694

VICORP RESTAURANTS, INC. (A)                                        100                  1,438

                                                                                         374,167

TOTAL MEDIA & LEISURE                                                                    2,918,535

NONDURABLES - 3.9%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


AGRICULTURE - 0.2%

ANDERSONS, INC.                                                     100                  1,025

DEKALB GENETICS CORP. CLASS B                                       400                  34,650

DELTA & PINE LAND CO.                                               466                  20,009

MICHAEL FOODS, INC.                                                 600                  14,850

NORTHLAND CRANBERRIES, INC. CLASS A                                 800                  7,800

TEJON RANCH CO.                                                     100                  1,975

                                                                                         80,309

BEVERAGES - 0.6%

AQUAPENN SPRING WATER CO., INC.                                     500                  3,188

BERINGER WINE ESTATES HOLDINGS, INC. CLASS B (A)                    400                  12,200

BOSTON BEER CO., INC. CLASS A (A)                                   200                  1,325

BUENOS AIRES EMBOTELLADORA SA SPONSORED ADR CLASS B (A)             26                   0

CANANDAIGUA BRANDS, INC. CLASS A (A)                                400                  16,700

CELESTIAL SEASONINGS, INC. (A)                                      200                  7,050

COCA-COLA BOTTLING CO. CONSOLIDATED                                 100                  6,175

COCA-COLA ENTERPRISES, INC.                                         6,100                144,875

M & F WORLDWIDE CORP. (A)                                           300                  2,813

MIDWEST GRAIN PRODUCTS, INC. (A)                                    100                  1,025

MONDAVI (ROBERT) CORP. CLASS A (A)                                  400                  8,350



                                                                   SHARES               VALUE (NOTE 1)

NATIONAL BEVERAGE CORP. (A)                                         200                 $ 1,950

PEPSI-COLA PUERTO RICO BOTTLING CO.                                 100                  700
CLASS B

PURE WORLD, INC. (A)                                                400                  2,788

WHITMAN CORP.                                                       2,100                32,550

                                                                                         241,689

FOODS - 1.8%

AGRIBRANDS INTERNATIONAL, INC.                                      300                  8,738

AMERICAN ITALIAN PASTA CO. CLASS A                                  400                  10,025

BALANCE BAR CO. (A)                                                 600                  6,300

BEN & JERRY'S HOMEMADE, INC.                                        100                  1,538
CLASS A (A)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BRIDGFORD FOODS CORP.                                               100                  1,250

CHIQUITA BRANDS INTERNATIONAL, INC.                                 1,400                15,663

CHOCK FULL-O-NUTS CORP. (A)                                         100                  481

CORN PRODUCTS INTERNATIONAL, INC. (A)                               900                  21,319

DARLING INTERNATIONAL, INC. (A)                                     100                  500

DEAN FOODS CO.                                                      800                  35,200

DOLE FOOD, INC.                                                     900                  38,925

DREYER'S GRAND ICE CREAM, INC.                                      800                  8,300

EARTHGRAINS CO.                                                     900                  24,750

FLOWERS INDUSTRIES, INC.                                            2,000                35,625

FRESH FOODS, INC. (A)                                               38                   380

GARDENBURGER, INC. (A)                                              500                  5,000

GOLDEN ENTERPRISES                                                  100                  600

HORMEL FOODS CORP.                                                  1,200                33,075

IBP, INC.                                                           1,700                28,156

IMPERIAL HOLLY CORP.                                                262                  1,736

INTERNATIONAL HOME FOODS, INC. (A)                                  1,000                16,750

INTERNATIONAL MULTIFOODS CORP.                                      200                  3,475

INTERSTATE BAKERIES CORP.                                           1,100                28,669

J & J SNACK FOOD CORP. (A)                                          100                  1,575

KEEBLER FOODS CO. (A)                                               1,200                30,975

LANCASTER COLONY CORP.                                              950                  27,431

LANCE, INC.                                                         900                  16,650

MCCORMICK & CO., INC. (NON-VTG.)                                    1,300                37,781

NABISCO HOLDINGS CORP. CLASS A                                      1,100                36,369

OPTA FOOD INGREDIENTS, INC. (A)                                     100                  313

ORANGE-CO., INC. (A)                                                100                  506

PILGRIMS PRIDE CORP.                                                400                  7,825

RALCORP HOLDINGS, INC. (A)                                          400                  7,725

RIVIANA FOODS, INC.                                                 200                  4,225

SANDERSON FARMS, INC.                                               200                  2,650

SMITHFIELD FOODS, INC. (A)                                          900                  16,425

SMUCKER (J.M.) CO.                                                  300                  6,506

SUIZA FOODS CORP. (A)                                               647                  31,299

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TASTY BAKING CO.                                                    100                  1,506

TCBY ENTERPRISES, INC.                                              300                  1,763

THORN APPLE VALLEY, INC. (A)                                        400                  2,700

TOOTSIE ROLL INDUSTRIES, INC.                                       706                  23,828

TYSON FOODS, INC.                                                   3,320                54,365

UNIVERSAL FOODS CORP.                                               1,300                27,463

VLASIC FOODS INTERNATIONAL, INC. (A)                                1,000                14,500

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - CONTINUED

WLR FOODS, INC.                                                     100                 $ 706

WORTHINGTON FOODS, INC.                                             500                  8,125

                                                                                         689,666

HOUSEHOLD PRODUCTS - 0.8%

ALLIANCE GAMING CORP. (A)                                           700                  1,925

AMERICAN SAFETY RAZOR CO. (A)                                       600                  5,363

APTARGROUP, INC.                                                    600                  17,025

BLOCK DRUG CO., INC. CLASS A                                        303                  10,302

BRADY (W.H.) CO. CLASS A                                            800                  13,400

CHURCH & DWIGHT CO., INC.                                           200                  5,413

CYCLOPSS CORP. (A)                                                  400                  175

DIAL CORP.                                                          2,000                39,000

EKCO GROUP, INC. (A)                                                100                  600

ENAMELON, INC. (A)                                                  800                  3,400

ESTEE LAUDER COMPANIES, INC.                                        1,100                64,763

FIRST BRANDS CORP.                                                  1,100                21,931

FRENCH FRAGRANCES, INC. (A)                                         500                  3,125

NU SKIN ENTERPRISES, INC. CLASS A (A)                               500                  5,188

PARAGON TRADE BRANDS, INC. (A)                                      100                  356

PLAYTEX PRODUCTS, INC. (A)                                          800                  8,550

PREMARK INTERNATIONAL, INC.                                         900                  23,794

RACING CHAMPIONS CORP. (A)                                          500                  4,563

REVLON, INC. CLASS A (A)                                            300                  10,819

SAFESKIN CORP. (A)                                                  700                  23,625

TRISTAR CORP. (A)                                                   100                  625

ULTRALIFE BATTERIES, INC. (A)                                       700                  3,894

USA DETERGENTS, INC. (A)                                            500                  3,313

WEST CO., INC.                                                      200                  5,238

WINDMERE-DURABLE HOLDINGS, INC. (A)                                 500                  11,875

YORK GROUP, INC.                                                    500                  6,688

                                                                                         294,950

TOBACCO - 0.5%

CONSOLIDATED CIGAR HOLDINGS, INC.                                   700                  5,206
CLASS A (A)

DIMON, INC.                                                         1,100                10,106

GENERAL CIGAR HOLDINGS, INC. CLASS A (A)                            700                  3,850

RJR NABISCO HOLDINGS CORP.                                          5,200                112,775

SCHWEITZER-MAUDUIT INTERNATIONAL, INC.                              600                  14,888

STANDARD COMMERCIAL CORP.                                           100                  900

SWISHER INTERNATIONAL GROUP, INC.                                   100                  600
CLASS A (A)

UNIVERSAL CORP.                                                     800                  25,200

                                                                                         173,525

TOTAL NONDURABLES                                                                        1,480,139

PRECIOUS METALS - 0.2%

COEUR D'ALENE MINES CORP. (A)                                       1,200                4,875

ECHO BAY MINES LTD. (A)                                             3,700                5,685

GETCHELL GOLD CORP. (A)                                             900                  8,100



                                                                   SHARES               VALUE (NOTE 1)

HECLA MINING CO. (A)                                                2,200               $ 7,563

NEWMONT GOLD CO.                                                    3,100                46,113

PEGASUS GOLD, INC. (A)                                              500                  233

ROYAL OAK MINES, INC. (A)                                           2,100                803

STILLWATER MINING CO. (A)                                           400                  7,025

                                                                                         80,397

RETAIL & WHOLESALE - 5.3%

APPAREL STORES - 0.8%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ABERCROMBIE & FITCH CO. CLASS A (A)                                 300                  12,900

AMERICAN EAGLE OUTFITTERS, INC. (A)                                 325                  11,375

ANNTAYLOR STORES CORP. (A)                                          400                  9,725

BAKER (J.), INC.                                                    600                  4,725

BIG DOG HOLDINGS, INC.                                              100                  338

BON-TON STORES, INC. (A)                                            600                  5,363

BROWN GROUP, INC.                                                   200                  2,950

BUCKLE, INC. (THE) (A)                                              250                  4,906

BURLINGTON COAT FACTORY WAREHOUSE CORP.                             700                  14,744

CATHERINES STORES CORP. (A)                                         100                  775

CATO CORP. CLASS A                                                  700                  6,650

CHARMING SHOPPES, INC. (A)                                          1,600                7,000

CHICOS FAS, INC. (A)                                                400                  5,100

CHILDRENS PLACE RETAIL STORES, INC. (THE)                           200                  1,613

CLAIRE'S STORES, INC.                                               1,100                16,500

DEB SHOPS, INC.                                                     100                  844

DRESS BARN, INC. (A)                                                700                  12,163

ELLET BROTHERS, INC.                                                100                  350

FILENE'S BASEMENT CORP. (A)                                         300                  825

FOOTSTAR, INC. (A)                                                  600                  17,475

GENESCO, INC. (A)                                                   200                  1,050

GOODY'S FAMILY CLOTHING (A)                                         400                  7,200

GUESS, INC. (A)                                                     600                  2,550

GYMBOREE CORP. (A)                                                  700                  6,125

HIBBETT SPORTING GOODS, INC. (A)                                    300                  6,675

INTERNATIONAL ISOTOPES, INC. (A)                                    200                  1,963

JUST FOR FEET, INC. (A)                                             500                  7,094

K & G MENS CENTER, INC. (A)                                         500                  3,906

KENNETH COLE PRODUCTIONS, INC.                                      100                  1,344
CLASS A (A)

LOEHMANNS, INC. (A)                                                 100                  288

MEN'S WEARHOUSE, INC. (THE) (A)                                     450                  10,547

NORTON MCNAUGHTON, INC. (A)                                         100                  453

PAUL HARRIS STORES, INC. (A)                                        200                  1,300


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PAYLESS SHOESOURCE, INC. (A)                                        700                  28,788

ROSS STORES, INC.                                                   700                  25,463

SAKS HOLDINGS, INC. (A)                                             900                  18,844

SHOE CARNIVAL, INC. (A)                                             100                  850

STAGE STORES, INC. (A)                                              400                  4,175

SYMS CORP. (A)                                                      200                  2,350

TALBOTS, INC.                                                       600                  12,638

TRACK N TRAIL, INC. (A)                                             100                  400

UNITED RETAIL GROUP, INC. (A)                                       500                  4,438

URBAN OUTFITTERS, INC. (A)                                          200                  2,888

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

WET SEAL, INC. CLASS A (A)                                          400                 $ 9,200

WILSONS LEATHER EXPERTS, INC. (A)                                   100                  1,100

                                                                                         297,950

APPLIANCE STORES - 0.0%

CELLSTAR CORP. (A)                                                  600                  3,975

HIRSCH INTERNATIONAL CORP. CLASS A (A)                              600                  1,500

                                                                                         5,475

DRUG STORES - 0.1%

BUTTREY FOOD & DRUG STORES CO. (A)                                  100                  1,538

GENERAL NUTRITION COMPANIES, INC. (A)                               1,500                19,969

GENOVESE DRUG STORES, INC. CLASS A                                  110                  1,836

                                                                                         23,343

GENERAL MERCHANDISE STORES - 0.6%

99 CENTS ONLY STORES (A)                                            525                  18,441

AMES DEPARTMENT STORES, INC. (A)                                    300                  4,425

BJ'S WHOLESALE CLUB, INC. (A)                                       800                  27,000

COST PLUS, INC. (A)                                                 300                  7,744

DOLLAR TREE STORES, INC. (A)                                        900                  26,100

ELDER BEERMAN STORES CORP. (A)                                      400                  6,250

EZCORP, INC. CLASS A                                                100                  688

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FACTORY CARD OUTLET CORP. (A)                                       100                  438

FAMILY DOLLAR STORES, INC.                                          2,500                31,719

FREDS, INC. CLASS A                                                 125                  1,828

GOTTSCHALKS, INC. (A)                                               100                  800

HOT TOPIC, INC. (A)                                                 200                  3,150

LECHTERS, INC. (A)                                                  300                  881

MAZEL STORES, INC. (A)                                              100                  1,081

MICHAELS STORES, INC. (A)                                           400                  9,400

NEIMAN-MARCUS GROUP, INC. (A)                                       600                  14,588

PARTY CITY CORP. (A)                                                450                  6,525

PHAR-MOR, INC. (A)                                                  100                  725

PROFFITTS, INC. (A)                                                 1,275                32,513

SERVICE MERCHANDISE, INC. (A)                                       2,700                3,713

SHOPKO STORES, INC. (A)                                             200                  5,138

SOUTHLAND CORP. (A)                                                 6,000                13,781

STEIN MART, INC. (A)                                                800                  7,100

VALUE CITY DEPARTMENT STORES, INC. (A)                              400                  3,900

                                                                                         227,928

GROCERY STORES - 1.6%

CENTRAL GARDEN & PET CO. (A)                                        600                  8,475

DOMINICKS SUPERMARKETS, INC. (A)                                    500                  22,531

FLEMING COMPANIES, INC.                                             1,200                14,325

FOOD LION, INC. CLASS A                                             8,200                84,563

HAIN FOOD GROUP, INC. (A)                                           500                  8,438

HANNAFORD BROTHERS CO.                                              900                  37,406

INGLES MARKETS, INC. CLASS A                                        200                  2,200

MARSH SUPERMARKETS, INC. CLASS B                                    100                  1,288

NASH-FINCH CO.                                                      100                  1,400

PENN TRAFFIC CO. (A)                                                100                  200



                                                                   SHARES               VALUE (NOTE 1)

PERFORMANCE FOOD GROUP CO. (A)                                      100                 $ 1,938

PIZZA INN, INC.                                                     100                  500


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

RICHFOOD HOLDINGS, INC. CLASS A                                     1,100                22,619

RUDDICK CORP.                                                       600                  9,075

SAFEWAY, INC. (A)                                                   7,400                291,375

SCHULTZ SAV-O STORES, INC.                                          100                  1,550

SMART & FINAL, INC.                                                 300                  3,019

U.S. FOODSERVICE (A)                                                955                  35,395

UNITED NATURAL FOODS, INC. (A)                                      500                  11,188

WEIS MARKETS, INC.                                                  600                  20,888

WHOLE FOODS MARKET, INC. (A)                                        500                  20,688

WILD OATS MARKETS, INC. (A)                                         450                  8,550

                                                                                         607,611

RETAIL & WHOLESALE, MISCELLANEOUS - 2.2%

1-800 CONTACTS, INC. (A)                                            300                  1,856

800-JR CIGAR, INC. (A)                                              200                  2,200

A.C. MOORE ARTS & CRAFTS, INC.                                      100                  1,200

ACTION PERFORMANCE COMPANIES, INC. (A)                              400                  9,250

AGRIBIOTECH, INC. (A)                                               400                  3,450

AMAZON.COM, INC. (A)                                                700                  58,625

AUDIO BOOK CLUB, INC. (A)                                           600                  4,125

BARNES & NOBLE, INC. (A)                                            900                  24,356

BED BATH & BEYOND, INC. (A)                                         2,000                36,125

BEST BUY CO., INC. (A)                                              1,500                59,063

BIG ENTERTAINMENT, INC. (A)                                         100                  350

BLAIR CORP.                                                         100                  2,506

BOISE CASCADE OFFICE PRODUCTS CORP. (A)                             900                  12,319

BOOKS-A-MILLION, INC. (A)                                           200                  613

BORDERS GROUP, INC. (A)                                             1,400                26,513

BROOKSTONE, INC. (A)                                                100                  1,075

BRYLANE, INC. (A)                                                   200                  5,188

BUILDING MATERIAL HOLDING CORP. (A)                                 200                  2,175

CAMERON ASHLEY BUILDING                                             100                  1,150
PRODUCTS, INC. (A)

CANNONDALE CORP. (A)                                                400                  3,800

CDNOW, INC.                                                         600                  4,650


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

COLDWATER CREEK, INC. (A)                                           300                  4,369

COLE NATIONAL CORP. CLASS A (A)                                     200                  4,213

CORPORATE EXPRESS, INC. (A)                                         1,491                14,351

CREATIVE COMPUTERS, INC. (A)                                        500                  3,500

DAISYTEK INTERNATIONAL CORP. (A)                                    500                  8,875

DAMARK INTERNATIONAL, INC. CLASS A (A)                              100                  650

DELIA*S, INC. (A)                                                   500                  4,906

DM MANAGEMENT CO. (A)                                               300                  4,350

EAGLE HARDWARE & GARDEN, INC. (A)                                   700                  14,963

ELCOM INTERNATIONAL, INC. (A)                                       900                  1,406

ENESCO GROUP, INC.                                                  300                  7,238

FABRI-CENTERS OF AMERICA, INC.                                      200                  4,588
CLASS A (A)

FINGERHUT COMPANIES, INC.                                           700                  16,975

FINISH LINE, INC. CLASS A (A)                                       300                  2,588

FINLAY ENTERPRISES, INC. (A)                                        700                  7,088

FRIEDMANS, INC. CLASS A (A)                                         400                  3,850

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED

GADZOOKS, INC. (A)                                                  300                 $ 1,809

GLOBAL DIRECTMAIL CORP. (A)                                         400                  5,325

GOOD GUYS, INC. (A)                                                 500                  3,500

GUITAR CENTER, INC. (A)                                             600                  11,288

HANCOCK FABRICS, INC.                                               300                  2,850

HANDLEMAN CO. (A)                                                   1,000                6,438

HENRY SCHEIN, INC. (A)                                              700                  26,950

HOMEBASE, INC.                                                      500                  3,063

INTERTAN, INC. (A)                                                  100                  400

LAND'S END, INC. (A)                                                400                  8,200

LETS TALK CELLULAR & WIRELESS, INC. (A)                             400                  1,125

LILLIAN VERNON CORP.                                                100                  1,675

LITTLE SWITZERLAND, INC. (A)                                        100                  238


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MARKS BROTHERS JEWELERS, INC. (A)                                   100                  1,550

METAL MANAGEMENT, INC. (A)                                          600                  2,588

METALS USA, INC. (A)                                                300                  3,469

MICRO WAREHOUSE, INC. (A)                                           600                  9,750

MUSICLAND STORES CORP. (A)                                          300                  2,813

N2K, INC.                                                           600                  5,250

NATIONAL MEDIA CORP. (A)                                            300                  956

NATIONAL RECORD MART, INC. (A)                                      400                  1,750

NATIONAL VISION ASSOCIATION LTD. (A)                                900                  4,388

NATURAL WONDERS, INC. (A)                                           100                  213

NAVARRE CORP. (A)                                                   700                  2,100

OFFICE DEPOT, INC. (A)                                              3,600                91,800

OFFICEMAX, INC. (A)                                                 1,800                18,900

ONSALE, INC. (A)                                                    300                  4,313

PEAPOD, INC. (A)                                                    900                  4,275

PETCO ANIMAL SUPPLIES, INC. (A)                                     600                  4,238

PETSMART, INC. (A)                                                  1,700                8,394

PIER 1 IMPORTS, INC.                                                1,950                19,378

SCHOOL SPECIALTY, INC.                                              601                  6,874

SCP POOL CORP.                                                      150                  1,838

SHOP AT HOME, INC. (A)                                              1,400                3,106

SODAK GAMING, INC. (A)                                              300                  1,875

SPIEGEL, INC. CLASS A (A)                                           1,900                6,888

SPORT SUPPLY GROUP, INC. (A)                                        100                  688

SPORTS AUTHORITY, INC. (THE) (A)                                    1,000                6,500

STAPLES, INC. (A)                                                   4,100                111,213

STERLING VISION, INC. (A)                                           100                  300

SUMMIT TECHNOLOGY, INC.                                             400                  1,400

SUNGLASS HUT INTERNATIONAL, INC. (A)                                1,300                7,475

TIFFANY & CO., INC.                                                 800                  29,750

TRACTOR SUPPLY CO. (A)                                              100                  1,975

TRANSMEDIA NETWORK, INC.                                            100                  375

TRANSPORTATION WORLD ENTERTAINMENT CORP. (A)                        300                  5,100

U.S. OFFICE PRODUCTS CO.                                            371                  2,783

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


U.S.A. FLORAL PRODUCTS, INC.                                        600                  4,238

WILLIAMS-SONOMA, INC. (A)                                           800                  20,400

WILMAR INDUSTRIES, INC. (A)                                         300                  5,700



                                                                   SHARES               VALUE (NOTE 1)

WOLOHAN LUMBER CO.                                                  100                 $ 1,100

ZALE CORP. (A)                                                      500                  11,500

                                                                                         854,563

TOTAL RETAIL & WHOLESALE                                                                 2,016,870

SERVICES - 4.6%

ADVERTISING - 0.5%

ACKERLEY GROUP, INC.                                                300                  6,525

ADVO, INC. (A)                                                      500                  12,438

CKS GROUP, INC. (A)                                                 300                  4,106

CMG INFORMATION SERVICES, INC.                                      300                  11,438

GETTY IMAGES, INC. (A)                                              700                  9,888

HA-LO INDUSTRIES, INC. (A)                                          200                  4,650

LAMAR ADVERTISING CO. CLASS A (A)                                   700                  22,750

LEAP GROUP, INC. (A)                                                900                  2,250

OUTDOOR SYSTEMS, INC. (A)                                           2,675                62,194

PHARMACEUTICAL MARKETING                                            500                  3,656
SERVICES, INC. (A)

TMP WORLDWIDE, INC. (A)                                             300                  8,775

YOUNG & RUBICAM, INC. (A)                                           900                  27,506

                                                                                         176,176

EDUCATIONAL SERVICES - 0.3%

APOLLO GROUP, INC. CLASS A (A)                                      1,400                42,525

CHILDRENS COMPREHENSIVE SERVICES, INC. (A)                          100                  838

DEVRY, INC. (A)                                                     800                  14,450

EDUCATION MANAGEMENT CORP. (A)                                      400                  14,000

EDUCATIONAL MEDICAL, INC. (A)                                       700                  5,950

GP STRATEGIES CORP. (A)                                             100                  1,000

ITT EDUCATIONAL SERVICES, INC. (A)                                  700                  19,250

RWD TECHNOLOGIES, INC. (A)                                          100                  1,800

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STRAYER EDUCATION, INC.                                             500                  13,250

WHITMAN EDUCATION GROUP, INC. (A)                                   100                  375

                                                                                         113,438

LEASING & RENTAL - 0.5%

AARON RENTS, INC. CLASS A                                           100                  1,525

AMERCO (A)                                                          300                  6,675

AVIS RENT A CAR, INC. (A)                                           800                  12,550

BUDGET GROUP, INC. CLASS A (A)                                      400                  6,800

CENTRAL PARKING CORP.                                               350                  14,459

CORT BUSINESS SERVICES CORP. (A)                                    100                  2,444

DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. (A)                           700                  7,175

DVI, INC. (A)                                                       100                  1,600

GATX CORP.                                                          700                  23,100

GLOBE BUSINESS RESOURCES, INC. (A)                                  100                  1,600

HANOVER COMPRESSOR CO. (A)                                          400                  7,425

HERTZ CORP. CLASS A                                                 800                  30,200

HOLLYWOOD ENTERTAINMENT CORP. (A)                                   700                  7,219

HOME CHOICE HOLDINGS, INC. (A)                                      600                  7,650

INTERPOOL, INC.                                                     400                  4,925

LEASING SOLUTIONS, INC. (A)                                         100                  2,356

MCGRATH RENTCORP.                                                   200                  3,588

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

SERVICES - CONTINUED

LEASING & RENTAL - CONTINUED

MITCHAM INDUSTRIES, INC. (A)                                        400                 $ 2,150

NATIONAL AUTO CREDIT, INC. (A)                                      400                  450

RENT-WAY, INC.                                                      400                  9,900

RENTAL SERVICE CORP. (A)                                            400                  9,625

RENTERS CHOICE, INC. (A)                                            300                  6,788

U.S. RENTALS, INC. (A)                                              400                  7,200

UNITED RENTALS, INC.                                                400                  7,800

UNITED ROAD SERVICES, INC.                                          400                  4,050

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


VARI-LITE INTERNATIONAL, INC. (A)                                   100                  350

                                                                                         189,604

PRINTING - 0.4%

AMERICAN BANKNOTE CORP. (A)                                         300                  563

AMERICAN BUSINESS PRODUCTS, INC.                                    200                  3,500

BIG FLOWER HOLDINGS, INC. (A)                                       300                  6,338

BOWNE & CO., INC.                                                   400                  6,300

CADMUS COMMUNICATIONS CORP.                                         100                  2,025

CHAMPION INDUSTRIES, INC.                                           100                  1,100

CONSOLIDATED GRAPHICS, INC. (A)                                     200                  10,013

CSS INDUSTRIES, INC. (A)                                            100                  2,763

CUNNINGHAM GRAPHICS INTERNATIONAL, INC. (A)                         400                  5,100

CYRK, INC. (A)                                                      500                  3,625

ENNIS BUSINESS FORMS, INC.                                          100                  1,006

HARLAND (JOHN H.) CO.                                               700                  9,144

MERRILL CORP.                                                       200                  3,975

NEW ENGLAND BUSINESS SERVICE, INC.                                  200                  5,550

PAXAR CORP. (A)                                                     700                  5,600

REYNOLDS & REYNOLDS CO. CLASS A                                     1,500                18,938

STANDARD REGISTER CO.                                               400                  12,550

UNITED STATIONERS, INC. (A)                                         200                  11,850

VALASSIS COMMUNICATIONS, INC. (A)                                   800                  23,850

VESTCOM INTERNATIONAL, INC. (A)                                     500                  3,031

WALLACE COMPUTER SERVICES, INC.                                     800                  12,950

WORKFLOW MANAGEMENT, INC. (A)                                       1,001                5,318

                                                                                         155,089

SERVICES - 2.9%

ABACUS DIRECT CORP. (A)                                             300                  12,263

ABM INDUSTRIES, INC.                                                300                  7,650

ABR INFORMATION SERVICES, INC. (A)                                  700                  10,150

ACCUSTAFF, INC. (A)                                                 2,000                25,000

ACTRADE INTERNATIONAL LTD. (A)                                      400                  4,750

ADMINISTAFF, INC. (A)                                               100                  3,125

ADVANCED HEALTH CORP. (A)                                           1,000                1,250

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ALARMGUARD HOLDINGS, INC. (A)                                       100                  675

AMERICAN ECO CORP. (A)                                              100                  268

AMERICAN RETIREMENT CORP. (A)                                       100                  1,575

AMERIPATH, INC.                                                     100                  1,150

AMRESCO, INC.                                                       600                  7,425

ANALYTICAL SURVEYS, INC. (A)                                        200                  3,100

ANGELICA CORP.                                                      100                  1,919



                                                                   SHARES               VALUE (NOTE 1)

APAC TELESERVICES, INC. (A)                                         400                 $ 1,250

APPLIED ANALYTICAL INDUSTRIES, INC. (A)                             100                  963

ASSISTED LIVING CONCEPTS, INC. (A)                                  600                  7,613

AUTOMOBILE PROTECTION CORP. (A)                                     500                  3,125

BA MERCHANT SERVICES, INC. CLASS A (A)                              100                  1,244

BERLITZ INTERNATIONAL, INC. (A)                                     100                  2,675

BORG WARNER SECURITY CORP. (A)                                      300                  4,256

BORON LEPORE & ASSOCIATES, INC.                                     300                  9,000

BRIGHT HORIZONS FAMILY SOLUTIONS, INC. (A)                          200                  4,225

BROOKDALE LIVING COMMUNITIES, INC. (A)                              300                  5,625

CAPITAL SENIOR LIVING CORP. (A)                                     200                  1,513

CARIBINER INTERNATIONAL, INC. (A)                                   300                  2,888

CARRIAGE SERVICES, INC. CLASS A (A)                                 300                  5,888

CASTLE DENTAL CENTERS, INC.                                         100                  600

CATALINA MARKETING CORP. (A)                                        400                  16,825

CDI CORP. (A)                                                       200                  4,700

CHEMED CORP.                                                        400                  11,775

CINTAS CORP.                                                        1,400                57,050

COACH USA, INC. (A)                                                 400                  10,525

COAST DENTAL SERVICES, INC. (A)                                     100                  913

COINMACH LAUNDRY CORP. (A)                                          500                  5,625

COMFORCE CORP. (A)                                                  100                  538

COMPLETE MANAGEMENT, INC. (A)                                       100                  144

COMPUTER HORIZONS CORP. (A)                                         600                  14,025


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CONSOLIDATION CAPITAL CORP.                                         800                  10,300

CORNELL CORRECTIONS, INC. (A)                                       100                  800

CORRECTIONS CORP. OF AMERICA (A)                                    1,100                16,844

CPI CORP.                                                           60                   1,208

CRAIG (JENNY), INC. (A)                                             100                  438

DATA PROCESSING RESOURCES CORP. (A)                                 300                  7,500

DAY RUNNER, INC. (A)                                                400                  6,850

EMBREX, INC. (A)                                                    100                  500

EMPLOYEE SOLUTIONS, INC. (A)                                        400                  575

EQUITY CORP. INTERNATIONAL (A)                                      700                  16,363

FLUOR DANIEL/GTI, INC.                                              100                  575

FOOD TECHNOLOGY SERVICE, INC. (A)                                   100                  263

FYI, INC. (A)                                                       400                  10,000

G & K SERVICES, INC. CLASS A                                        400                  17,350

GARTNER GROUP, INC. CLASS A (A)                                     1,500                34,688

GENERAL MAGNAPLATE CORP.                                            100                  438

GILMAN & CIOCIA, INC. (A)                                           200                  2,450

HAGLER BAILLY, INC. (A)                                             400                  7,750

HALL KINION & ASSOCIATES, INC.                                      800                  5,000

HCIA, INC. (A)                                                      100                  675

HEADWAY CORPORATE RESOURCES (A)                                     400                  2,000

INSURANCE AUTO AUCTIONS, INC. (A)                                   100                  1,231

INTERIM SERVICES, INC. (A)                                          1,000                20,500

IRON MOUNTAIN, INC. (A)                                             750                  17,625

ITEX CORP. (A)                                                      1,600                2,500

JUDGE GROUP, INC. (THE) (A)                                         100                  250

KELLY SERVICES, INC. CLASS A                                        500                  12,813

LABOR READY, INC.                                                   550                  6,256

LANDAUER, INC.                                                      100                  2,550

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

LASON, INC. (A)                                                     300                 $ 12,169

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LEARNING TREE INTERNATIONAL, INC. (A)                               300                  3,225

MAC-GRAY CORP.                                                      100                  1,250

MANPOWER, INC.                                                      1,200                24,450

MARKET FACTS, INC. (A)                                              400                  7,450

MARKETING SERVICES GROUP, INC. (A)                                  100                  244

MAXIMUS, INC. (A)                                                   200                  4,388

MECKLERMEDIA CORP. (A)                                              300                  6,131

MEDAPHIS CORP. (A)                                                  1,100                4,469

MEDIA ARTS GROUP, INC. (A)                                          200                  1,975

MEDIALINK WORLDWIDE, INC. (A)                                       200                  3,375

MEDPARTNERS, INC. (A)                                               2,400                6,000

MEMBERWORKS, INC. (A)                                               400                  6,200

METAMOR WORLDWIDE, INC. (A)                                         700                  16,625

METZLER GROUP, INC. (A)                                             550                  15,400

MORRISON KNUDSEN CORP. (A)                                          400                  4,225

NATIONAL PROCESSING, INC. (A)                                       600                  4,988

NCO GROUP, INC. (A)                                                 450                  7,931

NEWSEDGE CORP. (A)                                                  800                  6,100

NORRELL CORP.                                                       500                  6,250

NOVA CORP. (A)                                                      600                  15,563

OLSTEN CORP.                                                        2,000                11,750

ON ASSIGNMENT, INC. (A)                                             100                  3,225

ORTHALLIANCE, INC. CLASS A                                          100                  900

PAYMENTECH, INC. (A)                                                500                  5,719

PINKERTONS, INC. (A)                                                100                  1,488

PITTSTON CO. (BRINKS GROUP)                                         900                  28,238

PMT SERVICES, INC. (A)                                              900                  15,300

PRE-PAID LEGAL SERVICES, INC. (A)                                   500                  11,094

PRECISION RESPONSE CORP. (A)                                        400                  1,813

PREMIERE TECHNOLOGIES, INC. (A)                                     733                  4,810

PRIME MEDICAL SERVICES, INC. (A)                                    500                  3,500

PROBUSINESS SERVICES, INC.                                          150                  3,450

PROMEDCO MANAGEMENT CO. (A)                                         100                  506


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PROSOFT I-NET SOLUTIONS, INC. (A)                                   100                  400

PROTECTION ONE, INC.                                                2,000                21,000

RCM TECHNOLOGIES, INC. (A)                                          300                  3,450

REGIS CORP.                                                         600                  13,650

REMEDYTEMP, INC. CLASS A (A)                                        200                  4,475

RENAISSANCE WORLDWIDE, INC. (A)                                     800                  8,000

ROBERT HALF INTERNATIONAL, INC. (A)                                 1,300                62,400

ROLLINS, INC.                                                       1,000                18,313

ROMAC INTERNATIONAL, INC. (A)                                       540                  10,125

RTW, INC. (A)                                                       400                  2,050

RURAL/METRO CORP. (A)                                               600                  4,275

SCB COMPUTER TECHNOLOGY, INC. (A)                                   200                  1,450

SEATTLE FILMWORKS, INC. (A)                                         700                  2,275

SERVICEMASTER CO.                                                   4,650                97,359

SITEL CORP. (A)                                                     900                  3,263

SNYDER COMMUNICATIONS, INC. (A)                                     1,200                36,150

SOS STAFFING SERVICES, INC. (A)                                     500                  6,594



                                                                   SHARES               VALUE (NOTE 1)

SOTHEBY'S HOLDINGS, INC. CLASS A                                    1,300               $ 22,263

STAFF LEASING, INC. (A)                                             400                  6,000

STAFFMARK, INC. (A)                                                 300                  5,363

STARTEK, INC. (A)                                                   100                  925

SUPERIOR CONSULTANT HOLDINGS CORP. (A)                              100                  3,056

TELETECH HOLDINGS, INC. (A)                                         1,000                8,375

THERMOLASE CORP. (A)                                                500                  3,063

TRUE NORTH COMMUNICATIONS                                           900                  20,475

TUBOSCOPE, INC. (A)                                                 600                  5,513

UNIFIRST CORP.                                                      100                  2,519

VETERINARY CENTERS OF AMERICA, INC. (A)                             600                  9,900

VINCAM GROUP, INC. (A)                                              150                  1,800

VISION TWENTY-ONE, INC. (A)                                         100                  513

VOLT INFORMATION SCIENCES, INC. (A)                                 200                  4,050

WACKENHUT CORP.                                                     200                  3,800

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


WACKENHUT CORRECTIONS CORP. (A)                                     300                  4,706

WARRANTECH CORP. (A)                                                100                  256

WESTERN STAFF SERVICES, INC. (A)                                    150                  1,425

YORK RESEARCH CORP. (A)                                             200                  838

YOUTH SERVICES INTERNATIONAL, INC. (A)                              600                  3,375

ZEBRA TECHNOLOGIES CORP. CLASS A (A)                                300                  9,319

                                                                                         1,122,541

TOTAL SERVICES                                                                           1,756,848

TECHNOLOGY - 15.0%

COMMUNICATIONS EQUIPMENT - 1.0%

ACE COMMUNICATION CORP. (A)                                         100                  250

ACT NETWORKS, INC. (A)                                              400                  2,000

ADC TELECOMMUNICATIONS, INC. (A)                                    2,000                44,375

ADVANCED FIBRE COMMUNICATIONS, INC. (A)                             1,000                7,125

APPLIED INNOVATION, INC. (A)                                        100                  400

APPLIED SIGNAL TECHNOLOGY, INC. (A)                                 100                  963

ASPECT TELECOMMUNICATIONS CORP. (A)                                 800                  19,050

BRITE VOICE SYSTEMS, INC. (A)                                       100                  725

BROADBAND TECHNOLOGIES, INC. (A)                                    500                  1,875

BROOKTROUT TECHNOLOGY, INC. (A)                                     400                  3,900

C-PHONE CORP. (A)                                                   600                  1,500

CENTIGRAM COMMUNICATIONS CORP. (A)                                  100                  850

CHECKPOINT SYSTEMS, INC. (A)                                        800                  7,850

CIENA CORP. (A)                                                     1,600                45,000

CMC INDUSTRIES, INC. (A)                                            100                  500

COMDIAL CORP. (A)                                                   100                  700

COYOTE NETWORK SYSTEMS, INC. (A)                                    100                  575

DATA RACE, INC. (A)                                                 700                  919

DAVOX CORP. (A)                                                     400                  4,225

DIALOGIC CORP. (A)                                                  400                  10,700

DIGITAL LINK CORP. (A)                                              100                  513

DSP COMMUNICATIONS, INC. (A)                                        500                  5,719

DYCOM INDUSTRIES, INC. (A)                                          100                  2,763


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ELCOTEL, INC. (A)                                                   100                  463

EXCEL SWITCHING CORP.                                               600                  10,050

GENERAL DATACOMM INDUSTRIES, INC. (A)                               600                  1,500

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT - CONTINUED

IFR SYSTEMS, INC.                                                   150                 $ 881

INTER-TEL, INC.                                                     400                  5,350

INTERDIGITAL COMMUNICATION CORP. (A)                                600                  1,988

INTERMEDIA COMMUNICATIONS, INC. (A)                                 600                  14,925

INTERVOICE, INC. (A)                                                500                  7,438

ITI TECHNOLOGIES, INC. (A)                                          300                  6,900

JABIL CIRCUIT, INC. (A)                                             500                  11,750

LARSCOM, INC. CLASS A (A)                                           700                  2,494

LEVEL ONE COMMUNICATIONS, INC. (A)                                  650                  11,334

LO JACK CORP. (A)                                                   400                  4,550

METRICOM, INC. (A)                                                  100                  519

MICRODYNE CORP. (A)                                                 100                  269

MICROLOG CORP. (A)                                                  100                  119

MOSAIX, INC. (A)                                                    200                  813

NACT TELECOMMUNICATIONS, INC. (A)                                   100                  1,425

NATURAL MICROSYSTEMS CORP. (A)                                      500                  5,531

NETWORK EQUIPMENT TECHNOLOGIES, INC. (A)                            500                  5,063

NEWCOM, INC. (A)                                                    400                  2,450

NORSTAN, INC. (A)                                                   100                  1,750

OBJECTIVE COMMUNICATIONS, INC. (A)                                  300                  975

OSI SYSTEMS, INC.                                                   100                  900

OSICOM TECHNOLOGIES, INC. (A)                                       166                  415

P-COM, INC. (A)                                                     1,400                5,600

PAIRGAIN TECHNOLOGIES, INC. (A)                                     1,000                8,813

PERCEPTRON, INC. (A)                                                200                  1,250

PERIPHONICS CORP. (A)                                               200                  1,025

PICTURETEL CORP. (A)                                                600                  3,525

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PLANTRONICS, INC. (A)                                               400                  19,200

PREMISYS COMMUNICATIONS, INC. (A)                                   300                  2,550

RELTEC CORP. (A)                                                    800                  20,000

SHIVA CORP. (A)                                                     500                  2,156

SOFTNET SYSTEMS, INC. (A)                                           500                  3,875

SUMMA FOUR, INC. (A)                                                400                  5,300

SYMMETRICOM, INC. (A)                                               200                  988

TEKELEC (A)                                                         700                  12,644

TELCO SYSTEMS, INC. (A)                                             500                  4,813

TELTREND, INC. (A)                                                  100                  1,213

ULTRAK, INC. (A)                                                    100                  781

VERAMARK TECHNOLOGIES, INC. (A)                                     100                  475

VTEL CORP. (A)                                                      200                  688

WESTELL TECHNOLOGIES, INC. CLASS A (A)                              600                  3,375

XIRCOM, INC. (A)                                                    500                  7,813

XYLAN CORP. (A)                                                     600                  9,150

ZOOM TELEPHONICS, INC. (A)                                          100                  331

                                                                                         377,894

COMPUTER SERVICES & SOFTWARE - 8.7%

4FRONT SOFTWARE INTERNATIONAL, INC. (A)                             400                  2,075

7TH LEVEL, INC. (A)                                                 700                  1,400

ACCELER8 TECHNOLOGY CORP. (A)                                       400                  1,350

ACCESS HEALTH MARKETING, INC. (A)                                   200                  4,788



                                                                   SHARES               VALUE (NOTE 1)

ACCLAIM ENTERTAINMENT, INC. (A)                                     700                 $ 4,025

ACTIVISION, INC. (A)                                                700                  7,088

ACXIOM CORP. (A)                                                    1,100                22,069

ADEPT TECHNOLOGY, INC. (A)                                          300                  2,025

ADVANTAGE LEARNING SYSTEMS, INC.                                    100                  2,875

ADVENT SOFTWARE, INC. (A)                                           200                  6,075

AFFILIATED COMPUTER SERVICES, INC.                                  900                  29,419
CLASS A (A)

AFFYMETRIX, INC. (A)                                                300                  4,950

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ALTERNATIVE RESOURCES CORP. (A)                                     600                  3,825

ALYDAAR SOFTWARE CORP. (A)                                          600                  4,163

AMERICA ONLINE, INC.                                                3,400                278,588

AMERICAN MANAGEMENT SYSTEMS, INC. (A)                               600                  16,050

AMERICAN SOFTWARE, INC. CLASS A (A)                                 200                  550

ANACOMP, INC. (A)                                                   400                  5,100

ANALYSTS INTERNATIONAL CORP.                                        250                  5,281

ANSOFT CORP. (A)                                                    400                  2,100

ANSYS, INC. (A)                                                     100                  688

APPLIX, INC. (A)                                                    100                  250

ARIS CORP. (A)                                                      300                  6,863

ASPECT DEVELOPMENT, INC. (A)                                        600                  17,475

ASPEN TECHNOLOGY, INC. (A)                                          400                  9,475

AT HOME CORP. SERIES A (A)                                          1,800                51,300

AVANT! CORP. (A)                                                    500                  6,438

AVT CORP. (A)                                                       400                  7,850

AWARD SOFTWARE INTERNATIONAL, INC. (A)                              400                  2,800

AWARE, INC. (A)                                                     800                  4,000

AXENT TECHNOLGIES, INC. (A)                                         580                  9,063

AZTEC TECHNOLOGY PARTNERS, INC. (A)                                 1,000                5,250

BANCTEC, INC. (A)                                                   500                  6,688

BANYAN SYSTEMS, INC. (A)                                            700                  1,881

BARRA, INC. (A)                                                     300                  6,150

BASE TEN SYSTEMS, INC. CLASS A (A)                                  1,000                2,000

BEA SYSTEMS, INC. (A)                                               900                  13,725

BEST SOFTWARE, INC.                                                 400                  7,038

BISYS GROUP, INC. (THE) (A)                                         600                  22,200

BLACK BOX CORP. (A)                                                 500                  11,438

BMC SOFTWARE, INC.                                                  3,100                131,169

BOOLE & BABBAGE, INC.                                               500                  10,031

BROADVISION, INC. (A)                                               400                  7,475

BROADWAY & SEYMOUR, INC. (A)                                        100                  425

BRODERBUND SOFTWARE, INC. (A)                                       300                  4,181


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BTG, INC. (A)                                                       100                  675

CACI INTERNATIONAL, INC. CLASS A (A)                                100                  1,538

CADENCE DESIGN SYSTEMS, INC. (A)                                    3,200                67,600

CAMBRIDGE TECHNOLOGY PARTNERS, INC. (A)                             1,000                32,500

CCC INFORMATION SERVICES GROUP, INC. (A)                            700                  8,400

CERNER CORP. (A)                                                    400                  8,825

CHECKFREE HOLDINGS CORP. (A)                                        1,100                9,419

CIBER, INC. (A)                                                     600                  15,075

CITRIX SYSTEMS, INC. (A)                                            600                  34,575

CLARIFY, INC. (A)                                                   300                  2,475

CNET, INC. (A)                                                      300                  11,700

COGNIZANT TECHNOLOGY SOLUTIONS CORP. (A)                            300                  3,600

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

COMMAND SYSTEMS, INC. (A)                                           1,000               $ 2,813

COMPLETE BUSINESS SOLUTIONS, INC. (A)                               432                  6,534

COMPUCOM SYSTEMS, INC. (A)                                          700                  2,975

COMPUSA, INC. (A)                                                   1,300                15,438

COMPUTER CONCEPTS CORP. (A)                                         800                  2,000

COMPUTER LEARNING CENTERS, INC. (A)                                 400                  1,900

COMPUTER MANAGEMENT SCIENCES, INC. (A)                              300                  5,100

COMPUTER TASK GROUP, INC.                                           300                  7,706

COMPUWARE CORP. (A)                                                 2,800                127,225

COMSHARE, INC.                                                      100                  288

CONCENTRIC NETWORK CORP.                                            400                  6,400

CONCORD COMMUNICATIONS, INC.                                        400                  10,700

CORSAIR COMMUNICTIONS, INC. (A)                                     400                  1,900

COTELLIGENT GROUP, INC. (A)                                         100                  1,138

CSG SYSTEMS INTERNATIONAL, INC. (A)                                 500                  18,375

CYBERCASH, INC. (A)                                                 200                  1,575

CYBERGUARD CORP. (A)                                                400                  450


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CYBERMEDIA, INC. (A)                                                500                  4,406

CYLINK CORP. (A)                                                    500                  4,063

DAOU SYSTEMS, INC. (A)                                              200                  1,550

DATA BROADCASTING CORP. (A)                                         1,100                5,363

DATA DIMENSIONS, INC. (A)                                           400                  3,325

DATA TRANSMISSION NETWORK CORP. (A)                                 400                  10,400

DATASTREAM SYSTEMS, INC. (A)                                        200                  2,025

DATATEC SYSTEMS, INC. (A)                                           400                  950

DATAWORKS CORP. (A)                                                 800                  4,100

DECISIONONE HOLDINGS CORP. (A)                                      100                  1,388

DELTEK SYSTEMS, INC. (A)                                            200                  3,300

DENDRITE INTERNATIONAL, INC. (A)                                    400                  7,900

DIAMOND MULTIMEDIA SYSTEMS, INC. (A)                                500                  1,750

DIGI INTERNATIONAL, INC. (A)                                        200                  2,050

DOCUCORP INTERNATIONAL, INC. (A)                                    180                  574

DOCUMENTUM, INC. (A)                                                200                  7,150

DSET CORP. (A)                                                      500                  4,125

DST SYSTEMS, INC. (A)                                               700                  39,550

E TRADE GROUP, INC. (A)                                             500                  8,313

EARTHLINK NETWORK, INC. (A)                                         400                  10,600

EDIFY CORP. (A)                                                     400                  2,150

EGGHEAD.COM, INC. (A)                                               400                  2,400

EIS INTERNATIONAL, INC. (A)                                         200                  700

ELECTRIC LIGHTWAVE, INC. CLASS A (A)                                600                  5,175

ELECTRONIC ARTS, INC. (A)                                           800                  30,500

ELECTRONIC RETAILING SYSTEMS INTERNATIONAL (A)                      100                  350

ELECTRONICS FOR IMAGING, INC. (A)                                   700                  10,238

ENGINEERING ANIMATION, INC. (A)                                     300                  11,063

EVOLVING SYSTEMS, INC. (A)                                          600                  1,913

EXCALIBUR TECHNOLOGIES CORP. (A)                                    100                  625

EXCITE, INC. (A)                                                    700                  15,225

FACTSET RESEARCH SYSTEMS, INC. (A)                                  100                  3,225

FAIR, ISAAC & CO., INC.                                             100                  3,094



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                   SHARES               VALUE (NOTE 1)

FAXSAV, INC. (A)                                                    800                 $ 2,300

FIREARMS TRAINING SYSTEMS, INC.                                     200                  250
CLASS A (A)

FIRST VIRTUAL HOLDINGS, INC. (A)                                    800                  1,550

FISERV, INC. (A)                                                    1,100                42,900

FONIX CORP. (A)                                                     1,000                1,125

FORTE SOFTWARE, INC. (A)                                            500                  1,469

FRANKLIN ELECTRONIC PUBLISHERS (A)                                  100                  788

GALILEO INTERNATIONAL, INC.                                         1,600                52,300

GENERAL MAGIC, INC. (A)                                             400                  2,200

GENESYS TELECOMMUNICATIONS LABORATORIES, INC. (A)                   500                  9,219

GEOSCIENCE CORP. (A)                                                100                  850

GEOTEL COMMUNICATIONS CORP. (A)                                     200                  7,000

GEOWORKS CORP. (A)                                                  100                  175

GERBER SCIENTIFIC, INC.                                             600                  14,213

GREAT PLAINS SOFTWARE, INC. (A)                                     400                  13,500

GT INTERACTIVE SOFTWARE CORP. (A)                                   1,000                4,813

H.T.E., INC. (A)                                                    200                  1,700

HARBINGER CORP. (A)                                                 667                  4,586

HEALTH MANAGEMENT SYSTEMS, INC. (A)                                 500                  3,250

HENRY (JACK) & ASSOCIATES, INC.                                     200                  7,925

HNC SOFTWARE, INC. (A)                                              300                  10,894

HYBRID NETWORKS, INC. (A)                                           800                  1,750

HYPERION SOLUTIONS CORP. (A)                                        390                  10,920

I2 TECHNOLOGIES, INC. (A)                                           900                  12,713

IDT CORP. (A)                                                       200                  2,900

IDX SYSTEMS CORP. (A)                                               600                  25,500

IKOS SYSTEMS, INC. (A)                                              100                  175

IMAGEMAX, INC. (A)                                                  700                  2,800

IMNET SYSTEMS, INC. (A)                                             100                  1,769

INACOM CORP. (A)                                                    200                  3,850

INDUS INTERNATIONAL, INC. (A)                                       200                  975

INFINIUM SOFTWARE, INC. (A)                                         300                  3,338

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INFORMATION MANAGEMENT                                              100                  700
ASSOCIATION, INC. (A)

INFORMATION MANAGEMENT                                              350                  6,738
RESOURCES, INC. (A)

INFORMATION RESOURCES, INC. (A)                                     800                  7,800

INFORMIX CORP. (A)                                                  2,200                7,700

INFOSEEK CORP. (A)                                                  400                  6,800

INPRISE CORP. (A)                                                   781                  4,149

INSO CORP. (A)                                                      500                  7,750

INTEGRATED SYSTEMS, INC. (A)                                        300                  2,119

INTELLIGROUP, INC. (A)                                              400                  8,375

INTELLIQUEST INFORMATION GROUP, INC. (A)                            100                  800

INTERNATIONAL NETWORK SERVICES                                      600                  19,800

INTERNATIONAL TELECOM DATA SYSTEMS, INC.                            450                  8,831

INTERSOLV, INC. (A)                                                 300                  3,300

INTERVU, INC. (A)                                                   600                  3,150

INTUIT, INC. (A)                                                    900                  30,769

INVESTMENT TECHNOLOGY GROUP, INC. (A)                               200                  5,450

ISS GROUP, INC. (A)                                                 400                  10,900

J.D. EDWARDS & CO.                                                  1,500                60,750

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

JDA SOFTWARE GROUP, INC. (A)                                        600                 $ 7,200

JETFAX, INC. (A)                                                    100                  288

KEANE, INC. (A)                                                     900                  37,800

LEARNING CO., INC. (THE) (A)                                        700                  12,381

LEGATO SYSTEMS, INC. (A)                                            500                  17,563

LHS GROUP, INC. (A)                                                 800                  33,800

LOGILITY, INC.                                                      100                  288

LYCOS, INC. (A)                                                     600                  13,013

MACNEAL-SCHWENDLER CORP. (A)                                        100                  694

MACROMEDIA, INC. (A)                                                600                  7,538

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MANUGISTICS GROUP, INC. (A)                                         300                  4,256

MAPICS, INC.                                                        400                  6,950

MARCAM SOLUTIONS, INC. (A)                                          400                  3,200

MAY & SPEH, INC. (A)                                                700                  11,025

MEDICAL MANAGER CORP. (A)                                           600                  7,725

MELITA INTERNATIONAL CORP. (A)                                      400                  3,350

MENTOR GRAPHICS CORP. (A)                                           1,700                11,794

MERCURY INTERACTIVE CORP. (A)                                       200                  6,725

META GROUP, INC. (A)                                                400                  9,900

METACREATIONS CORP. (A)                                             300                  956

METRO INFORMATION SERVICES, INC. (A)                                200                  5,600

MICROAGE, INC. (A)                                                  300                  3,638

MICROGRAFX, INC. (A)                                                200                  1,800

MICROMUSE, INC. (A)                                                 500                  6,875

MICROPROSE, INC. (A)                                                60                   341

MICROSTRATEGY, INC. CLASS A (A)                                     200                  5,838

MICROWARE SYSTEMS CORP. (A)                                         100                  338

MIDWAY GAMES, INC. (A)                                              598                  5,644

MINDSPRING ENTERPRISES, INC. (A)                                    300                  8,063

MODACAD, INC. (A)                                                   300                  3,975

MVSI, INC. (A)                                                      100                  513

NATIONAL COMPUTER SYSTEMS, INC.                                     800                  17,500

NATIONAL DATA CORP.                                                 743                  26,005

NATIONAL INSTRUMENT CORP. (A)                                       750                  18,938

NATIONAL TECHTEAM, INC. (A)                                         200                  1,300

NCR CORP. (A)                                                       1,900                50,231

NETGRAVITY, INC. (A)                                                600                  4,650

NETMANAGE, INC.                                                     730                  844

NETSCAPE COMMUNICATIONS CORP. (A)                                   1,500                27,094

NETSPEAK CORP. (A)                                                  500                  3,313

NETVANTAGE, INC. CLASS A (A)                                        500                  1,906

NETWORK PERIPHERALS, INC. (A)                                       400                  1,375

NETWORK SOLUTIONS, INC. CLASS A (A)                                 200                  5,150


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


NETWORKS ASSOCIATES, INC. (A)                                       1,718                55,406

NEW ERA OF NETWORKS, INC. (A)                                       300                  8,588

OAK TECHNOLOGY, INC. (A)                                            1,200                3,450

OBJECT DESIGN, INC. (A)                                             400                  2,050

OBJECTIVE SYSTEMS INTEGRATORS, INC. (A)                             500                  2,563

OMEGA RESEARCH, INC.                                                100                  225

OMTOOL LTD.                                                         700                  2,056

ONHEALTH NETWORK CO. (A)                                            700                  2,975



                                                                   SHARES               VALUE (NOTE 1)

ONTRACK DATA INTERNATIONAL, INC. (A)                                300                 $ 2,213

OPEN MARKET, INC. (A)                                               500                  4,281

ORCAD, INC. (A)                                                     100                  769

PAYCHEX, INC.                                                       2,450                93,100

PEERLESS SYSTEMS CORP. (A)                                          400                  1,950

PEGASUS SYSTEMS, INC.                                               400                  6,200

PEGASYSTEMS, INC. (A)                                               400                  6,250

PEOPLESOFT, INC. (A)                                                3,400                95,625

PEREGRINE SYSTEMS, INC. (A)                                         400                  9,350

PERITUS SOFTWARE SERVICES, INC. (A)                                 1,100                3,300

PERSONNEL GROUP OF AMERICA, INC. (A)                                900                  10,181

PERVASIVE SOFTWARE, INC.                                            100                  775

PHOENIX INTERNATIONAL, INC. (A)                                     150                  2,138

PHOENIX TECHNOLOGIES LTD. (A)                                       500                  3,438

PHYSICIAN COMPUTER NETWORK, INC. (A)                                200                  38

PLATINUM SOFTWARE CORP. (A)                                         400                  4,800

PLATINUM TECHNOLOGY, INC. (A)                                       1,434                26,888

POLICY MANAGEMENT SYSTEMS CORP. (A)                                 500                  20,875

POLYCOM, INC. (A)                                                   600                  4,575

PREVIEW TRAVEL, INC.                                                400                  6,600

PROGRESS SOFTWARE CORP. (A)                                         450                  8,128

PROJECT SOFTWARE & DEVELOPMENT, INC. (A)                            200                  2,875

PROXYMED, INC. (A)                                                  400                  2,900

PSINET, INC. (A)                                                    800                  8,400

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PSW TECHNOLOGIES, INC. (A)                                          100                  350

PUMA TECHNOLOGY, INC. (A)                                           100                  206

QAD, INC.                                                           200                  763

QRS CORP. (A)                                                       300                  8,138

QUADRAMED CORP. (A)                                                 400                  9,500

QUICKTURN DESIGN SYSTEMS, INC. (A)                                  100                  981

RADIANT SYSTEMS, INC. (A)                                           400                  2,550

RAINBOW TECHNOLOGIES, INC. (A)                                      150                  1,650

RATIONAL SOFTWARE CORP. (A)                                         1,100                12,238

REALNETWORKS, INC.                                                  600                  11,850

RED BRICK SYSTEMS, INC. (A)                                         700                  1,641

REMEDY CORP. (A)                                                    400                  3,725

ROGUE WAVE SOFTWARE, INC. (A)                                       500                  2,844

ROSS SYSTEMS, INC. (A)                                              1,000                2,844

SABRE GROUP HOLDINGS, INC. CLASS A (A)                              600                  19,200

SANCHEZ COMPUTER ASSOCIATES, INC. (A)                               300                  5,363

SANTA CRUZ OPERATION, INC. (A)                                      500                  1,375

SAPIENT CORP.                                                       500                  19,531

SEACHANGE INTERNATIONAL, INC. (A)                                   100                  700

SECURE COMPUTING CORP. (A)                                          500                  3,188

SECURITY DYNAMICS TECHNOLOGIES, INC. (A)                            600                  5,625

SEGUE SOFTWARE, INC. (A)                                            300                  4,819

SEI INVESTMENTS CO.                                                 300                  18,675

SIEBEL SYSTEMS, INC. (A)                                            1,491                27,956

SIMIONE CENTRAL HOLDINGS, INC. (A)                                  100                  150

SOFTWARE SPECTRUM, INC. (A)                                         300                  4,688

SOFTWARE.NET CORP. (A)                                              400                  3,450

SPORTSLINE USA, INC.                                                500                  9,938

SPR, INC.                                                           450                  6,525

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SPS TRANSACTION SERVICES, INC. (A)                                  300                 $ 9,356

SPSS, INC. (A)                                                      100                  1,813

SPYGLASS, INC. (A)                                                  200                  2,125

SS&C TECHNOLOGIES, INC. (A)                                         200                  2,988

STAC ELECTRONICS (A)                                                300                  788

STB SYSTEMS, INC. (A)                                               600                  4,425

STERLING SOFTWARE, INC. (A)                                         1,500                30,844

STRUCTURAL DYNAMICS RESEARCH CORP. (A)                              500                  4,500

SUMMIT DESIGN, INC. (A)                                             100                  600

SUNGARD DATA SYSTEMS, INC. (A)                                      1,436                45,503

SUNQUEST INFORMATION SYSTEMS, INC. (A)                              200                  1,600

SYBASE, INC. (A)                                                    1,200                8,250

SYKES ENTERPRISES, INC. (A)                                         900                  11,813

SYMANTEC CORP. (A)                                                  700                  11,463

SYMIX SYSTEMS, INC. (A)                                             400                  7,950

SYNOPSYS, INC. (A)                                                  865                  22,598

SYNTEL, INC.                                                        800                  9,200

SYSTEM SOFTWARE ASSOCIATES, INC. (A)                                600                  2,700

SYSTEMS & COMPUTER TECHNOLOGY CORP. (A)                             400                  5,450

SYSTEMSOFT CORP. (A)                                                400                  250

TANGRAM ENTERPRISE SOLUTIONS, INC. (A)                              100                  406

TCSI CORP. (A)                                                      300                  994

TECHNOLOGY SOLUTIONS, INC. (A)                                      900                  10,294

TELESCAN, INC. (A)                                                  700                  3,850

TERA COMPUTER CO. (A)                                               500                  3,813

THINK NEW IDEAS, INC. (A)                                           100                  1,363

THINKING TOOLS, INC. (A)                                            100                  181

TIMBERLINE SOFTWARE CORP.                                           300                  4,317

TITAN CORP. (A)                                                     373                  1,702

TOTAL SYSTEM SERVICES, INC.                                         2,650                42,731

TRANSACTION SYSTEMS ARCHITECTS, INC.                                600                  19,875
CLASS A (A)

TRANSITION SYSTEMS, INC. (A)                                        400                  2,950

TSI INTERNATIONAL SOFTWARE LTD. (A)                                 100                  2,688


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TSR, INC. (A)                                                       300                  1,950

UNICOMP, INC. (A)                                                   100                  213

UNIGRAPHICS SOLUTIONS, INC. CLASS A (A)                             500                  3,969

USCS INTERNATIONAL, INC. (A)                                        300                  6,806

USWEB CORP.                                                         800                  11,300

VANSTAR CORP. (A)                                                   600                  4,463

VANTIVE CORP. (A)                                                   400                  3,250

VERILINK CORP. (A)                                                  100                  475

VERISIGN, INC. (A)                                                  500                  14,188

VERITAS SOFTWARE CORP. (A)                                          650                  29,169

VERITY, INC. (A)                                                    500                  2,563

VERSANT CORP. (A)                                                   300                  863

VERTEL CORP. (A)                                                    300                  488

VIASOFT, INC. (A)                                                   200                  1,300

VISIO CORP. (A)                                                     600                  12,600

VISIONEER, INC. (A)                                                 300                  300



                                                                   SHARES               VALUE (NOTE 1)

WALKER INTERACTIVE SYSTEMS, INC. (A)                                500                 $ 3,000

WALL DATA, INC. (A)                                                 100                  1,400

WAVE SYSTEMS CORP. CLASS A (A)                                      900                  3,291

WAVEPHORE, INC. (A)                                                 600                  3,000

WHITE PINE SOFTWARE, INC. (A)                                       200                  169

WHITTMAN-HART, INC. (A)                                             1,000                18,750

WIND RIVER SYSTEMS, INC. (A)                                        600                  22,500

XIONICS DOCUMENT TECHNOLOGIES, INC. (A)                             100                  388

XYBERNAUT CORP. (A)                                                 900                  2,869

YAHOO, INC. (A)                                                     1,400                96,600

                                                                                         3,329,712

COMPUTERS & OFFICE EQUIPMENT - 1.8%

ADAPTEC, INC. (A)                                                   1,700                19,550

ADVANCED DIGITAL INFORMATION CORP. (A)                              400                  2,725

ALPHA MICROSYSTEMS (A)                                              1,100                2,888

AMPLICON, INC.                                                      100                  1,388

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ANCOR COMMUNICATIONS, INC. (A)                                      100                  100

APEX PC SOLUTIONS, INC. (A)                                         300                  5,138

APPLIED MAGNETICS CORP. (A)                                         300                  1,369

ATEC GROUP, INC. (A)                                                300                  1,594

ATL PRODUCTS, INC. CLASS A (A)                                      300                  5,813

AURA SYSTEMS, INC. (A)                                              1,200                1,500

AUSPEX SYSTEMS, INC. (A)                                            600                  1,200

BELL & HOWELL CO. (A)                                               500                  11,750

BOCA RESEARCH, INC. (A)                                             100                  238

BOUNDLESS CORP. (A)                                                 400                  1,300

BOX HILL SYSTEMS CORP.                                              500                  3,438

CAERE CORP. (A)                                                     500                  5,000

CDW COMPUTER CENTERS, INC. (A)                                      300                  11,550

CHS ELECTRONICS, INC. (A)                                           1,000                12,625

COINSTAR, INC. (A)                                                  100                  731

COMDISCO, INC.                                                      2,100                26,119

COMPUTER NETWORK TECHNOLOGY CORP. (A)                               1,100                3,988

COMVERSE TECHNOLOGY, INC. (A)                                       630                  24,255

CONCURRENT COMPUTER CORP. (A)                                       1,500                3,000

CROSS (A.T.) CO.                                                    200                  1,650

CYBEX CORP.                                                         350                  8,663

DIEBOLD, INC.                                                       1,300                28,438

DIGITAL LIGHTWAVE, INC. (A)                                         400                  750

DREXLER TECHNOLOGY CORP. (A)                                        100                  975

DUNN COMPUTER CORP. (A)                                             800                  2,800

ECCS, INC. (A)                                                      100                  200

ELTRON INTERNATIONAL, INC. (A)                                      300                  8,250

EN POINTE TECHNOLOGIES, INC. (A)                                    100                  675

ENCAD, INC. (A)                                                     400                  3,200

EQUINOX SYSTEMS, INC. (A)                                           450                  3,628

EVANS & SUTHERLAND COMPUTER CORP. (A)                               400                  8,350

EXABYTE CORP. (A)                                                   700                  3,763

FILENET CORP. (A)                                                   400                  6,550


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOCUS ENHANCEMENTS, INC. (A)                                        200                  350

FORE SYSTEMS, INC. (A)                                              1,400                24,150

GENERAL BINDING CORP.                                               100                  3,328

GENERAL SCANNING, INC. (A)                                          200                  1,113

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT - CONTINUED

GENICOM CORP. (A)                                                   100                 $ 253

HAUPPAUGE DIGITAL, INC. (A)                                         400                  2,875

HMT TECHNOLOGY CORP. (A)                                            600                  4,125

HUNT CORP.                                                          100                  1,625

HUTCHINSON TECHNOLOGY, INC. (A)                                     300                  4,069

IDENTIX, INC. (A)                                                   300                  1,369

INGRAM MICRO, INC. CLASS A (A)                                      700                  31,500

INSIGHT ENTERPRISES, INC. (A)                                       200                  8,500

INTERGRAPH CORP. (A)                                                700                  4,419

IOMEGA CORP. (A)                                                    3,500                12,906

ITRON, INC. (A)                                                     100                  938

KOMAG, INC. (A)                                                     800                  2,200

KRONOS, INC. (A)                                                    100                  3,713

LEXMARK INTERNATIONAL GROUP, INC. (A)                               1,000                60,563

MIAMI COMPUTER SUPPLY CORP. (A)                                     500                  7,625

MICRON ELECTRONICS, INC. (A)                                        1,400                16,450

MICROS SYSTEMS, INC. (A)                                            400                  11,400

MICROTOUCH SYSTEMS, INC. (A)                                        100                  1,181

MMC NETWORKS, INC. (A)                                              600                  10,050

MTI TECHNOLOGY CORP. (A)                                            400                  1,800

NEOWARE SYSTEMS, INC. (A)                                           900                  1,125

NETOPIA, INC. (A)                                                   600                  3,150

NETWORK APPLIANCE, INC.                                             600                  25,013

NETWORK COMPUTING DEVICES, INC. (A)                                 400                  2,625

ODS NETWORKS, INC. (A)                                              200                  913

OVERLAND DATA, INC. (A)                                             100                  438

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PAR TECHNOLOGY CORP. (A)                                            100                  563

PERFORMANCE TECHNOLOGIES, INC. (A)                                  100                  950

PLANAR SYSTEMS, INC. (A)                                            600                  5,925

POMEROY COMPUTER RESOURCES, INC. (A)                                300                  3,975

PRINTRONIX, INC. (A)                                                100                  1,425

PROCOM TECHNOLOGY, INC. (A)                                         100                  463

PROXIM, INC. (A)                                                    100                  1,400

PSC, INC. (A)                                                       200                  1,350

QUANTUM CORP. (A)                                                   1,900                21,731

RADISYS CORP. (A)                                                   300                  3,600

READ-RITE CORP. (A)                                                 700                  3,850

SAFEGUARD SCIENTIFICS, INC. (A)                                     400                  9,650

SANDISK CORP. (A)                                                   300                  2,625

SCAN-OPTICS, INC. (A)                                               100                  450

SCANSOURCE, INC. (A)                                                100                  1,475

SCI SYSTEMS, INC. (A)                                               800                  18,350

SCM MICROSYSTEMS, INC.                                              300                  12,544

SED INTERNATIONAL HOLDINGS, INC. (A)                                100                  450

SEEQ TECHNOLOGY, INC. (A)                                           300                  263

SEQUENT COMPUTER SYSTEMS, INC. (A)                                  600                  3,863

SPLASH TECHNOLOGY HOLDINGS, INC. (A)                                200                  3,000

STORAGE COMPUTER CORP. (A)                                          100                  288

STRATUS COMPUTER, INC. (A)                                          500                  12,563

SYMBOL TECHNOLOGIES, INC.                                           850                  34,850

SYQUEST TECHNOLOGY, INC. (A)                                        1,700                797



                                                                   SHARES               VALUE (NOTE 1)

TECH DATA CORP. (A)                                                 700                 $ 26,469

TELXON CORP.                                                        400                  6,850

TEXAS MICRO, INC.                                                   100                  288

TRANSACT TECHNOLOGIES, INC. (A)                                     100                  606

TRIDENT MICROSYSTEMS, INC. (A)                                      100                  341

TRINITECH SYSTEMS, INC. (A)                                         100                  550


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

VALENCE TECHNOLOGY, INC. (A)                                        300                  1,050

VITECH AMERICA, INC. (A)                                            110                  949

VOICE CONTROL SYSTEMS, INC. (A)                                     600                  1,125

WANG LABS, INC. (A)                                                 600                  11,700

WESTERN DIGITAL CORP. (A)                                           1,300                10,725

                                                                                         681,970

ELECTRONIC INSTRUMENTS - 0.8%

ADE CORP. (A)                                                       400                  4,650

AEROFLEX, INC. (A)                                                  500                  3,344

AETRIUM, INC. (A)                                                   100                  563

ANADIGICS, INC. (A)                                                 200                  2,538

ANALOGIC CORP.                                                      100                  3,350

AURORA BIOSCIENCES CORP. (A)                                        200                  875

AUTOCYTE, INC.                                                      100                  575

BARRINGER TECHNOLOGIES, INC. (A)                                    600                  3,825

BECKMAN COULTER, INC.                                               600                  33,225

BERG ELECTRONICS CORP. (A)                                          600                  19,500

BTU INTERNATIONAL, INC. (A)                                         100                  325

CERPROBE CORP. (A)                                                  200                  1,800

CHOLESTECH CORP. (A)                                                100                  450

CHROMATICS COLOR SCIENCES                                           650                  1,970
INTERNATIONAL, INC. (A)

CHROMAVISION MEDICAL SYSTEMS, INC. (A)                              100                  613

COGNEX CORP. (A)                                                    500                  7,000

COHU, INC.                                                          300                  4,575

CREDENCE SYSTEMS CORP. (A)                                          300                  4,350

DBT ONLINE, INC. (A)                                                200                  3,013

ELECTRO SCIENTIFIC INDUSTRIES, INC. (A)                             200                  3,850

FARO TECHNOLOGIES, INC.                                             100                  513

FEI CO. (A)                                                         100                  625

FISHER SCIENTIFIC INTERNATIONAL, INC.                               800                  10,450

GENRAD, INC. (A)                                                    500                  5,250

HACH CO. CLASS A (NON-VTG.)                                         100                  1,000

HELIX TECHNOLOGY, INC.                                              400                  4,100


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

HURCO COMPANIES, INC. (A)                                           100                  638

ISCO, INC.                                                          100                  625

KOLLMORGEN CORP.                                                    100                  1,463

KULICKE & SOFFA INDUSTRIES, INC. (A)                                300                  3,881

LAM RESEARCH CORP. (A)                                              500                  5,469

LECROY CORP. (A)                                                    300                  4,950

LTX CORP. (A)                                                       500                  1,125

MEDAR, INC. (A)                                                     100                  194

MESA LABORATORIES, INC. (A)                                         100                  481

METRIKA SYSTEMS CORP. (A)                                           100                  1,000

MOLECULAR DEVICES CORP. (A)                                         100                  1,213

NEWPORT CORP.                                                       100                  1,075

NORLAND MEDICAL SYSTEMS, INC. (A)                                   100                  56

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - CONTINUED

NOVELLUS SYSTEMS, INC. (A)                                          500                 $ 13,313

OPTICAL COATING LABORATORIES, INC.                                  100                  1,575

PPT VISION, INC. (A)                                                100                  600

QUAD SYSTEMS CORP. (A)                                              100                  144

SAWTEK, INC. (A)                                                    700                  7,175

SBS TECHNOLOGIES, INC. (A)                                          100                  2,188

SCHMITT INDUSTRIES, INC. (A)                                        100                  388

SILICON VALLEY GROUP, INC. (A)                                      700                  6,738

SMART MODULAR TECHNOLOGIES, INC. (A)                                600                  9,150

TAVA TECHNOLOGIES, INC. (A)                                         500                  2,156

TERADYNE, INC. (A)                                                  1,200                20,850

THERMEDICS DETECTION, INC. (A)                                      100                  806

THERMO BIOANALYSIS CORP. (A)                                        600                  9,300

THERMO INSTRUMENTS SYSTEMS, INC. (A)                                1,700                25,925

THERMO OPTEK CORP.                                                  400                  3,200

THERMO VISION CORP.                                                 42                   158

THERMOQUEST CORP. (A)                                               600                  4,200

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


TOTAL CONTROL PRODUCTS, INC. (A)                                    100                  700

TRIMBLE NAVIGATION LTD. (A)                                         400                  4,100

TSI, INC.                                                           100                  800

VARIAN ASSOCIATES, INC.                                             700                  23,844

WATERS CORP. (A)                                                    600                  32,325

WIRELESS TELECOM GROUP, INC.                                        200                  338

X-RITE, INC.                                                        300                  2,625

ZYGO CORP. (A)                                                      400                  3,050

                                                                                         320,147

ELECTRONICS - 2.6%

3DFX INTERACTIVE, INC. (A)                                          500                  4,563

8X8, INC. (A)                                                       1,000                1,875

ACT MANUFACTURING, INC. (A)                                         400                  2,600

ACTEL CORP. (A)                                                     400                  3,875

ADVANCED ENERGY INDUSTRIES, INC. (A)                                100                  625

ALIGN-RITE INTERNATIONAL, INC. (A)                                  100                  988

ALLIANCE SEMICONDUCTOR CORP. (A)                                    600                  1,500

ALPINE GROUP, INC. (A)                                              200                  2,850

ALTERA CORP. (A)                                                    1,300                37,863

ALTRON, INC. (A)                                                    200                  1,900

AMPHENOL CORP. CLASS A (A)                                          200                  5,963

ANALOG DEVICES, INC. (A)                                            2,400                33,750

APPLIED DIGITAL ACCESS, INC. (A)                                    100                  300

APPLIED MICRO CIRCUITS CORP.                                        600                  11,400

APPLIED SCIENCE & TECHNOLOGY, INC. (A)                              150                  713

ARROW ELECTRONICS, INC. (A)                                         1,900                24,938

ARTESYN TECHNOLOGIES, INC. (A)                                      900                  13,388

ARTISAN COMPONENTS, INC. (A)                                        300                  2,100

ATMEL CORP.                                                         1,400                8,444

AUDIOVOX CORP. CLASS A (A)                                          200                  925

AVNET, INC.                                                         800                  37,800

AVX CORP.                                                           1,100                16,363

BELL INDUSTRIES, INC. (A)                                           100                  1,000


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                                   SHARES               VALUE (NOTE 1)

BENCHMARK ELECTRONICS, INC. (A)                                     100                 $ 1,900

BRIGHTPOINT, INC. (A)                                               1,200                10,875

BURR-BROWN CORP. (A)                                                600                  7,200

C-CUBE MICROSYSTEMS, INC. (A)                                       500                  7,406

C.P. CLARE CORP. (A)                                                100                  669

CFM TECHNOLOGIES, INC. (A)                                          100                  613

CIDCO, INC. (A)                                                     800                  1,800

CIRRUS LOGIC, INC. (A)                                              1,500                9,094

CREE RESEARCH, INC. (A)                                             100                  1,075

CTS CORP.                                                           500                  14,188

CYPRESS SEMICONDUCTOR CORP. (A)                                     1,300                7,963

DALLAS SEMICONDUCTOR CORP.                                          400                  10,825

DIGITAL MICROWAVE CORP. (A)                                         700                  2,013

DII GROUP, INC. (A)                                                 700                  9,013

EFTC CORP. (A)                                                      500                  1,750

ELECTROGLAS, INC. (A)                                               400                  4,300

ELECTROMAGNETIC SCIENCES, INC. (A)                                  100                  1,250

ESS TECHNOLOGY, INC. (A)                                            600                  1,350

ESTERLINE TECHNOLOGIES CORP. (A)                                    200                  3,200

ETEC SYSTEMS, INC. (A)                                              300                  7,238

EXAR CORP. (A)                                                      100                  1,513

GATEFIELD CORP. (A)                                                 300                  206

GENERAL SEMICONDUCTOR, INC. (A)                                     500                  3,219

GRIFFON CORP. (A)                                                   400                  3,550

HADCO CORP. (A)                                                     200                  4,050

HARMONIC LIGHTWAVES, INC. (A)                                       400                  3,300

IBIS TECHNOLOGY CORP. (A)                                           100                  856

ILLINOIS SUPERCONDUCTOR CORP. (A)                                   1,100                1,169

INNOVEX, INC.                                                       400                  4,150

INTEGRATED CIRCUIT SYSTEMS, INC. (A)                                200                  1,300

INTEGRATED DEVICE TECHNOLOGY, INC. (A)                              1,300                5,972

INTEGRATED SILICON SOLUTION (A)                                     400                  1,163

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INTERNATIONAL MANUFACTURING SERVICES, INC. CLASS A                  600                  2,100

INTERNATIONAL RECTIFIER CORP. (A)                                   800                  3,400

INTEVAC, INC. (A)                                                   100                  638

INVISION TECHNOLOGIES, INC. (A)                                     100                  650

KATY INDUSTRIES, INC.                                               100                  1,400

KEMET CORP. (A)                                                     600                  6,975

KENT ELECTRONICS CORP. (A)                                          400                  3,650

KOPIN CORP. (A)                                                     100                  1,163

LATTICE SEMICONDUCTOR CORP. (A)                                     300                  7,219

LINEAR TECHNOLOGY CORP.                                             1,100                51,700

MARSHALL INDUSTRIES (A)                                             400                  9,475

MAXIM INTEGRATED PRODUCTS, INC. (A)                                 1,900                52,250

MAXWELL TECHNOLOGIES, INC. (A)                                      300                  5,775

MEMC ELECTRONIC MATERIALS, INC. (A)                                 700                  3,763

MERIX CORP. (A)                                                     400                  1,800

METHODE ELECTRONICS, INC. CLASS A                                   600                  7,200

MICREL, INC. (A)                                                    500                  14,531

MICRO LINEAR CORP. (A)                                              100                  388

MICROCHIP TECHNOLOGY, INC. (A)                                      700                  12,819

MICROSEMI CORP. (A)                                                 400                  2,850

MOLEX, INC.                                                         2,275                55,169

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

MRV COMMUNICATIONS, INC. (A)                                        700                 $ 3,916

MYLEX CORP. (A)                                                     200                  925

NEOMAGIC CORP. (A)                                                  600                  7,725

OPTI, INC. (A)                                                      200                  863

PACIFIC AEROSPACE & ELECTRONICS, INC. (A)                           700                  1,947

PANDA PROJECT, INC. (A)                                             100                  91

PARLEX CORP. (A)                                                    100                  863

PHOTRONICS, INC. (A)                                                600                  7,200


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PIONEER STANDARD ELECTRONICS, INC.                                  1,100                8,319

PLEXUS CORP. (A)                                                    200                  3,200

POWER INTEGRATIONS, INC. (A)                                        600                  5,475

POWER-ONE, INC.                                                     100                  694

PRAEGITZER INDUSTRIES, INC. (A)                                     100                  756

QLOGIC CORP. (A)                                                    200                  9,475

QUALITY SEMICONDUCTOR, INC. (A)                                     200                  375

RAMBUS, INC. (A)                                                    300                  14,325

RAMTRON INTERNATIONAL CORP. (A)                                     600                  769

REPTRON ELECTRONICS, INC. (A)                                       100                  494

RESEARCH FRONTIERS, INC. (A)                                        100                  616

RF MICRO DEVICES, INC. (A)                                          500                  6,500

S3, INC. (A)                                                        1,100                3,369

SANMINA CORP. (A)                                                   800                  24,700

SDL, INC. (A)                                                       300                  5,100

SEMTECH CORP. (A)                                                   500                  8,000

SHELDAHL, INC. (A)                                                  200                  991

SILICONIX, INC. (A)                                                 100                  1,688

SIPEX CORP. (A)                                                     500                  8,969

SOLECTRON CORP. (A)                                                 1,700                70,231

STANDARD MICROSYSTEMS CORP. (A)                                     400                  2,500

STERLING COMMERCE, INC. (A)                                         1,286                42,438

STORAGE TECHNOLOGY CORP. (A)                                        1,500                32,625

SUPERTEX, INC. (A)                                                  100                  963

TEGAL CORP. (A)                                                     100                  300

TELCOM SEMICONDUCTOR, INC. (A)                                      200                  750

TELSCAPE INTERNATIONAL, INC. (A)                                    200                  1,750

TII INDUSTRIES, INC. (A)                                            200                  625

TRANSWITCH CORP. (A)                                                100                  1,575

TRIQUINT SEMICONDUCTOR, INC. (A)                                    200                  3,050

TRIUMPH GROUP, INC. (A)                                             100                  3,250

UNIPHASE CORP. (A)                                                  500                  19,969

UNITRODE CORP. (A)                                                  700                  8,706


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


UNIVERSAL DISPLAY CORP. (A)                                         100                  456

VARI-L, INC. (A)                                                    400                  2,100

VIDEOSERVER, INC. (A)                                               200                  1,350

VISHAY INTERTECHNOLOGY, INC.                                        1,460                15,330

VITESSE SEMICONDUCTOR CORP. (A)                                     1,000                27,125

VLSI TECHNOLOGY, INC. (A)                                           700                  6,344

VOXWARE, INC. (A)                                                   200                  188

WORLD ACCESS, INC. (A)                                              500                  9,563



                                                                   SHARES               VALUE (NOTE 1)

XILINX, INC. (A)                                                    1,100               $ 33,550

ZORAN CORP. (A)                                                     200                  1,175

                                                                                         1,008,066

PHOTOGRAPHIC EQUIPMENT - 0.1%

3D SYSTEMS CORP. (A)                                                500                  2,938

IMATION CORP. (A)                                                   700                  10,981

IN FOCUS SYSTEMS, INC. (A)                                          700                  2,625

PANAVISION, INC. (A)                                                5                    88

                                                                                         16,632

TOTAL TECHNOLOGY                                                                         5,734,421

TRANSPORTATION - 1.9%

AIR TRANSPORTATION - 0.8%

AIRTRAN HOLDINGS, INC. (A)                                          1,000                4,250

ALASKA AIR GROUP, INC. (A)                                          300                  11,681

AMERICA WEST HOLDING CORP. CLASS B (A)                              600                  11,663

ASA HOLDINGS, INC.                                                  700                  23,975

ATLANTIC COAST AIRLINES HOLDINGS, INC. (A)                          300                  6,788

ATLAS AIR, INC. (A)                                                 300                  7,125

COMAIR HOLDINGS, INC.                                               1,000                25,438

CONTINENTAL AIRLINES, INC. CLASS B (A)                              900                  37,125

FRONTIER AIRLINES, INC. (A)                                         700                  2,100

MESA AIR GROUP, INC. (A)                                            500                  2,336

MESABA HOLDINGS, INC.                                               400                  6,325

MIDWAY AIRLINES CORP. (A)                                           300                  4,219

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MIDWEST EXPRESS HOLDINGS, INC. (A)                                  450                  12,038

NAVIGANT INTERNATIONAL, INC. (A)                                    900                  5,344

NORTHWEST AIRLINES CORP. CLASS A (A)                                1,400                38,938

RENO AIR, INC. (A)                                                  900                  4,163

SKYWEST, INC.                                                       600                  12,600

TRANSPORTATION WORLD AIRLINES, INC. (A)                             1,300                8,531

TRAVEL SERVICES INTERNATIONAL, INC. (A)                             400                  8,700

UAL CORP. (A)                                                       800                  48,250

VIAD CORP.                                                          1,400                29,050

WORLD AIRWAYS, INC. (A)                                             800                  1,200

                                                                                         311,839

RAILROADS - 0.3%

ABC RAIL PRODUCTS CORP. (A)                                         100                  1,088

FLORIDA EAST COAST INDUSTRIES                                       500                  11,688

KANSAS CITY SOUTHERN INDUSTRIES, INC.                               1,600                52,600

MOTIVEPOWER INDUSTRIES, INC. (A)                                    200                  4,000

RAILTEX, INC. (A)                                                   100                  1,400

TRINITY INDUSTRIES, INC.                                            900                  27,225

WESTINGHOUSE AIR BRAKE CO.                                          300                  6,056

WISCONSIN CENTRAL TRANSPORTATION CORP. (A)                          800                  10,050

                                                                                         114,107

SHIPPING - 0.1%

ALEXANDER & BALDWIN, INC.                                           900                  21,150

GULFMARK OFFSHORE, INC. (A)                                         100                  1,225

HVIDE MARINE, INC. (A)                                              200                  1,350

INTERNATIONAL SHIPHOLDING CORP.                                     100                  1,531

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

SHIPPING - CONTINUED

KIRBY CORP. (A)                                                     275                 $ 5,844

MARINE TRANSPORT CORP. (A)                                          30                   67

OMI CORP. (A)                                                       300                  1,050


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TRICO MARINE SERVICES, INC. (A)                                     600                  3,525

                                                                                         35,742

TRUCKING & FREIGHT - 0.7%

AIR EXPRESS INTERNATIONAL CORP.                                     800                  13,700

AIRBORNE FREIGHT CORP.                                              900                  17,550

AIRNET SYSTEMS, INC. (A)                                            400                  6,000

AMERICAN FREIGHTWAYS CORP. (A)                                      800                  6,100

ARKANSAS BEST CORP. (A)                                             600                  4,050

ARNOLD INDUSTRIES, INC.                                             300                  3,638

C.H. ROBINSON WORLDWIDE, INC.                                       500                  10,000

CAREY INTERNATIONAL, INC. (A)                                       400                  6,400

CELADON GROUP, INC. (A)                                             400                  7,000

CIRCLE INTERNATIONAL GROUP, INC.                                    300                  6,075

CNF TRANSPORTATION, INC.                                            900                  28,125

CONSOLIDATED FREIGHTWAYS CORP. (A)                                  500                  4,375

COVENANT TRANSPORT, INC. CLASS A (A)                                600                  7,575

DYNAMEX, INC. (A)                                                   600                  4,650

EAGLE USA AIRFREIGHT, INC. (A)                                      500                  10,188

EXPEDITORS INTERNATIONAL OF                                         600                  16,688
WASHINGTON, INC.

FRITZ COMPANIES, INC. (A)                                           600                  4,800

FROZEN FOOD EXPRESS INDUSTRIES, INC.                                100                  713

HEARTLAND EXPRESS, INC. (A)                                         400                  6,400

HUB GROUP, INC. CLASS A (A)                                         100                  1,825

HUNT (J.B.) TRANSPORT SERVICES, INC.                                600                  10,163

JEVIC TRANSPORTAION, INC. (A)                                       500                  4,563

KNIGHTS TRANSPORTATION, INC. (A)                                    150                  2,409

LANDSTAR SYSTEM, INC. (A)                                           200                  5,725

M.S. CARRIERS, INC. (A)                                             100                  2,138

MARK VII, INC. (A)                                                  100                  1,638

OLD DOMINION FREIGHT LINES, INC. (A)                                100                  1,325

PITTSTON CO. (BURLINGTON GROUP)                                     400                  3,175

ROADWAY EXPRESS, INC.                                               500                  7,563

ROLLINS TRUCK LEASING CORP.                                         850                  8,075

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SIMON TRANSPORTATION SERVICES, INC.                                 500                  2,625
CLASS A (A)

SWIFT TRANSPORTATION CO., INC. (A)                                  1,000                16,375

TRAILER BRIDGE, INC. (A)                                            100                  338

TRANSIT GROUP, INC. (A)                                             100                  363

US XPRESS ENTERPRISES, INC. (A)                                     400                  4,500

USA TRUCK, INC. (A)                                                 100                  1,200

USFREIGHTWAYS CORP.                                                 700                  15,706

WERNER ENTERPRISES, INC.                                            775                  11,431



                                                                   SHARES               VALUE (NOTE 1)

XTRA CORP.                                                          200                 $ 11,775

YELLOW CORP. (A)                                                    800                  9,550

                                                                                         286,489

TOTAL TRANSPORTATION                                                                     748,177

UTILITIES - 8.7%

CELLULAR - 0.8%

ADVANCED RADIO TELECOM CORP. (A)                                    400                  1,200

AERIAL COMMUNICATIONS, INC. (A)                                     600                  2,063

AMERICAN MOBILE SATELLITE CORP. (A)                                 300                  1,650

APPLIED CELLULAR TECHNOLOGY, INC. (A)                               500                  906

ARCH COMMUNICATIONS GROUP, INC. (A)                                 100                  250

ASSOCIATED GROUP, INC. CLASS A (A)                                  700                  18,550

BOSTON COMMUNICATIONS GROUP, INC. (A)                               100                  388

CELLNET DATA SYSTEMS, INC. (A)                                      900                  4,950

CELLULAR COMMUNICATIONS                                             400                  21,200
INTERNATIONAL, INC. (A)

CENTENNIAL CELLULAR CORP. CLASS A (A)                               400                  14,850

CENTURY TELEPHONE ENTERPRISES, INC.                                 1,250                56,719

CORECOMM, INC. (A)                                                  500                  10,250

GENERAL COMMUNICATIONS, INC.                                        400                  1,250
CLASS A (A)

GEOTEK COMMUNICATIONS, INC. (A)                                     2,000                36

LCC INTERNATIONAL, INC. (A)                                         500                  3,250

LIGHTBRIDGE, INC. (A)                                               100                  500

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


METROCALL, INC. (A)                                                 1,500                7,875

PAGEMART WIRELESS, INC. CLASS A (A)                                 500                  3,688

PAGING NETWORK, INC. (A)                                            2,100                15,225

POWERTEL, INC. (A)                                                  600                  6,000

QUALCOMM, INC. (A)                                                  1,000                43,938

RURAL CELLULAR CORP. CLASS A (A)                                    100                  1,250

SKYTEL COMMUNICATIONS, INC. (A)                                     800                  10,500

TELEPHONE & DATA SYSTEMS, INC.                                      1,200                39,750

UNITED STATES CELLULAR CORP. (A)                                    1,200                34,125

USCI, INC. (A)                                                      100                  288

VANGUARD CELLULAR SYSTEMS, INC.                                     900                  16,875
CLASS A (A)

WESTERN WIRELESS CORP. CLASS A (A)                                  700                  10,938

                                                                                         328,464

ELECTRIC UTILITY - 4.5%

AES CORP. (A)                                                       2,600                70,850

ALLEGHENY ENERGY, INC.                                              2,400                63,900

BEC ENERGY                                                          700                  27,738

BLACK HILLS CORP.                                                   250                  5,813

CALENERGY CO., INC. (A)                                             1,300                33,069

CALPINE CORP. (A)                                                   300                  5,569

CENTRAL HUDSON GAS & ELECTRIC CORP.                                 300                  12,806

CENTRAL MAINE POWER CO.                                             500                  8,719

CENTRAL VERMONT PUBLIC SERVICE CORP.                                100                  994

CILCORP, INC.                                                       200                  9,963

CITIZENS UTILITIES CO. CLASS B                                      4,297                30,885

CLECO CORP.                                                         300                  9,319

CMS ENERGY CORP.                                                    1,400                59,238

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

COMMONWEALTH ENERGY SYSTEM                                          300                 $ 9,075

CONECTIV, INC.                                                      1,500                30,562

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


DPL, INC.                                                           2,500                45,000

DQE, INC.                                                           1,100                39,256

EASTERN UTILITIES ASSOCIATES                                        400                  9,925

EL PASO ELECTRIC CO. (A)                                            2,000                15,750

EMPIRE DISTRICT ELECTRIC CO.                                        200                  4,188

ENERGY EAST CORP.                                                   900                  40,500

FLORIDA PROGRESS CORP.                                              1,400                59,063

HAWAIIAN ELECTRIC INDUSTRIES, INC.                                  400                  15,025

IDAHO POWER CO.                                                     900                  27,394

ILLINOVA CORP.                                                      1,000                25,813

INTERSTATE ENERGY CORP.                                             1,139                34,312

IPALCO ENTERPRISES, INC.                                            1,000                44,000

KANSAS CITY POWER & LIGHT CO.                                       1,300                36,969

KTI, INC. (A)                                                       500                  7,688

LG&E ENERGY CORP.                                                   2,602                66,676

MADISON GAS & ELECTRIC CO.                                          200                  4,600

MIDAMERICAN ENERGY HOLDINGS CO.                                     1,100                27,294

MINNESOTA POWER, INC.                                               900                  38,306

MONTANA POWER CO.                                                   1,000                39,000

NEVADA POWER CO.                                                    1,200                29,775

NEW CENTURY ENERGIES, INC.                                          1,600                73,800

NEW ENGLAND ELECTRIC SYSTEM                                         1,000                40,375

NIPSCO INDUSTRIES, INC.                                             1,800                52,650

NORTHEAST UTILITIES (A)                                             1,400                21,000

NORTHWESTERN CORP.                                                  200                  5,038

OGE ENERGY CORP.                                                    1,200                33,075

ORANGE & ROCKLAND UTILITIES, INC.                                   300                  16,125

OTTER TAIL POWER CO.                                                100                  3,513

PINNACLE WEST CAPITAL CORP.                                         1,200                51,825

POTOMAC ELECTRIC POWER CO.                                          2,300                56,350

PUBLIC SERVICE CO. OF NEW MEXICO                                    1,000                20,000

PUGET SOUND POWER & LIGHT CO.                                       1,900                47,738

ROCHESTER GAS & ELECTRIC CORP.                                      600                  17,513


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCANA CORP.                                                         1,600                49,100

SIERRA PACIFIC RESOURCES                                            900                  32,906

SIGCORP, INC.                                                       300                  9,638

TECO ENERGY, INC.                                                   2,000                53,125

THERMO ECOTEK CORP. (A)                                             300                  4,481

TNP ENTERPRISES, INC.                                               100                  2,969

UNISOURCE ENERGY CORP. (A)                                          500                  6,500

UNITED ILLUMINATING CO.                                             200                  10,013

UTILICORP UNITED, INC.                                              1,200                41,325

WASHINGTON WATER & POWER CO.                                        800                  13,550

WISCONSIN ENERGY CORP.                                              1,700                49,406

WPS RESOURCES CORP.                                                 300                  10,106

                                                                                         1,711,155

GAS - 1.4%

AGL RESOURCES, INC.                                                 900                  16,481



                                                                   SHARES               VALUE (NOTE 1)

AQUILA GAS PIPELINE CORP.                                           200                 $ 1,438

ATMOS ENERGY CORP.                                                  400                  11,350

BAY STATE GAS CO.                                                   400                  15,400

CASCADE NATURAL GAS CORP.                                           100                  1,581

COLONIAL GAS CO.                                                    100                  2,713

CONNECTICUT ENERGY CORP.                                            100                  2,644

CTG RESOURCES, INC.                                                 200                  4,625

EL PASO ENERGY CORP.                                                1,800                44,663

ENERGEN CORP.                                                       400                  6,250

EQUITABLE RESOURCES, INC.                                           900                  19,688

INDIANA ENERGY, INC.                                                200                  5,738

K N ENERGY, INC.                                                    900                  35,213

LACLEDE GAS CO.                                                     200                  4,525

LEVIATHAN GAS PIPELINE PARTNERS LP                                  600                  13,088

MARKETSPAN CORP.                                                    2,460                67,343

MCN ENERGY GROUP, INC.                                              1,600                28,100

MDU RESOURCES GROUP, INC.                                           750                  19,172

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


MITCHELL ENERGY & DEVELOPMENT CORP. CLASS A                         700                  9,450

NATIONAL FUEL GAS CO.                                               900                  37,013

NEW JERSEY RESOURCES CORP.                                          200                  6,738

NORTHWEST NATURAL GAS CO.                                           500                  12,188

NUI CORP.                                                           100                  2,094

PIEDMONT NATURAL GAS CO., INC.                                      400                  11,275

PUBLIC SERVICE CO. OF NORTH CAROLINA, INC.                          300                  5,850

QUESTAR CORP.                                                       2,000                32,500

SEMCO ENERGY, INC.                                                  105                  1,424

SOUTH JERSEY INDUSTRIES, INC.                                       100                  2,275

SOUTHERN UNION CO.                                                  300                  5,325

SOUTHWEST GAS CORP.                                                 500                  9,094

SOUTHWESTERN ENERGY CO.                                             300                  2,044

UGI CORP.                                                           700                  15,400

WASHINGTON GAS LIGHT CO.                                            700                  16,625

WESTERN RESOURCES, INC.                                             1,000                40,313

WICOR, INC.                                                         500                  10,688

YANKEE ENERGY SYSTEM, INC.                                          100                  2,400

                                                                                         522,708

TELEPHONE SERVICES - 1.8%

ALIANT COMMUNICATIONS, INC.                                         800                  19,800

ATLANTIC TELE-NETWORK, INC. (A)                                     140                  1,120

CFW COMMUNICATIONS CO.                                              100                  2,113

CINCINNATI BELL, INC.                                               2,000                47,000

COMMONWEALTH TELEPHONE                                              200                  4,325
ENTERPRISES, INC.

COMSAT CORP. SERIES 1                                               700                  15,269

CTC COMMUNICATIONS CORP. (A)                                        700                  4,025

E.SPIRE COMMUNICATIONS, INC. (A)                                    500                  7,875

EXCEL COMMUNICATIONS, INC. (A)                                      1,900                38,356

GLOBAL TELESYSTEMS GROUP, INC. (A)                                  900                  28,800

GST TELECOMMUNICATIONS, INC. (A)                                    1,000                9,000

ICG COMMUNICATIONS, INC. (A)                                        500                  8,969

ITC DELTACOM, INC.                                                  400                  12,700

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


IXC COMMUNICATIONS, INC.                                            529                  12,961

COMMON STOCKS - CONTINUED

                                                                   SHARES               VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

LEVEL 3 COMMUNICATIONS, INC. (A)                                    4,800               $ 142,950

MASTECH CORP. (A)                                                   600                  12,319

MCLEODUSA, INC. CLASS A (A)                                         900                  26,100

NEXTLINK COMMUNICATIONS, INC.                                       500                  10,375
CLASS A (A)

NORTH PITTSBURGH SYSTEMS, INC.                                      100                  1,275

PACIFIC GATEWAY EXCHANGE, INC. (A)                                  400                  14,075

PLD TELEKOM, INC. (A)                                               1,000                2,231

PRIMUS TELECOMMUNICATIONS GROUP, INC. (A)                           561                  5,049

QWEST COMMUNICATIONS                                                5,186                129,650
INTERNATIONAL, INC. (A)

SOURCE MEDIA, INC. (A)                                              500                  3,141

SOUTHERN NEW ENGLAND TELECOMMUNICATIONS CORP.                       1,000                64,813

STAR TELECOMMUNICATIONS, INC. (A)                                   715                  7,508

STARTEC GLOBAL COMMUNICATIONS CORP.                                 600                  3,450

TEL-SAVE HOLDINGS, INC. (A)                                         1,300                19,500

TELEGROUP, INC. (A)                                                 1,000                4,500

TRANSACTION NETWORK SERVICES, INC. (A)                              500                  7,250

U.S. LEC CORP. CLASS A                                              400                  5,800

USN COMMUNICATIONS, INC. (A)                                        700                  1,575

VIATEL, INC. (A)                                                    600                  4,875

WEST TELESERVICES CORP. (A)                                         900                  9,450

WINSTAR COMMUNICATIONS, INC. (A)                                    500                  9,125

                                                                                         697,324

WATER - 0.2%

AMERICAN STATES WATER CO.                                           100                  2,350

AMERICAN WATER WORKS, INC.                                          1,100                30,250

AQUARION CO.                                                        100                  3,419

CONSUMERS WATER CO.                                                 100                  2,850

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


E TOWN CORP.                                                        100                  4,163

PENNSYLVANIA ENTERPRISES, INC.                                      100                  2,175

PHILADELPHIA SUBURBAN CORP.                                         333                  8,471

UNITED WATER RESOURCES, INC.                                        500                  8,875

                                                                                         62,553

TOTAL UTILITIES                                                                          3,322,204

TOTAL COMMON STOCKS                                                         37,432,058
(COST $48,038,992)


PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE - 0.0%

REAL ESTATE INVESTMENT TRUSTS - 0.0%

KIMCO REALTY CORP. SERIES D $1.875        108              2,700

PRIME RETAIL, INC. SERIES B $2.13         60               1,009

                                                           3,709



                                         SHARES           VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE - 0.0%

REAL ESTATE - 0.0%

PRICE ENTERPRISES, INC. SERIES A $1.40    900             $ 12,263

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES - 0.0%

MEDIQ, INC. SERIES A, $1.30 (A)           7                46

TOTAL NONCONVERTIBLE PREFERRED STOCKS                      12,309

TOTAL PREFERRED STOCKS                            16,018
(COST $17,146)




U.S. TREASURY OBLIGATIONS - 2.3%

                                                                     PRINCIPAL
                                                                     AMOUNT

U.S. TREASURY BILLS, YIELDS AT
DATES OF PURCHASE 4.8% TO 5.12%, 9/3/98 TO 12/3/98 (B)               $ 894,000              884,693
(COST $884,390)

TOTAL INVESTMENT IN SECURITIES - 100%                                                   $38,332,769
(COST $48,940,528)


FUTURES CONTRACTS

                   EXPIRATION        UNDERLYING         UNREALIZED
                   DATE              FACE AMOUNT        GAIN/(LOSS)
                                     AT VALUE

PURCHASED

4 S&P 500 STOCK    SEP. 1998         $ 954,000          $ (121,017)
INDEX CONTRACTS

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENTS IN SECURITIES - 2.5%.
LEGEND
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $52,250.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $24,526,772 and $5,810,609, respectively (see Note 3 of Notes to Financial Statements).
The market value of futures contracts opened and closed during the period amounted to $25,175,294 and $28,076,995, respectively (see Note 3 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $1,347,325 and $1,435,321, respectively (see Note 5 of Notes to financial Satements).
INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $48,948,736. Net unrealized depreciation aggregated $10,615,967, of which $1,580,742 related to appreciated investment securities and $12,196,709 related to depreciated investment securities.
SPARTAN EXTENDED MARKET INDEX
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                         AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                          $ 38,332,769
(COST $48,940,528) -

SEE ACCOMPANYING SCHEDULE

CASH                                                                                              21,284

RECEIVABLE FOR INVESTMENTS SOLD                                                                  238,053

RECEIVABLE FOR FUND SHARES SOLD                                                                  277,620

DIVIDENDS RECEIVABLE                                                                              30,425

PURCHASE FEES RECEIVABLE                                                                           2,148

OTHER RECEIVABLES                                                                                  1,994

RECEIVABLE FROM INVESTMENT
ADVISER FOR EXPENSE REDUCTIONS                                                                     6,564

 TOTAL ASSETS                                                                                 38,910,857

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                                               $ 310,617

PAYABLE FOR DAILY VARIATION ON                                                    77,000
FUTURES CONTRACTS

OTHER PAYABLES AND                                                                31,584
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                               419,201

NET ASSETS                                                                                  $ 38,491,656

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                             $ 48,373,642

UNDISTRIBUTED NET INVESTMENT INCOME                                                              255,674

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                          591,116

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                    (10,728,776)

NET ASSETS, FOR 1,860,222 SHARES OUTSTANDING                                                $ 38,491,656

NET ASSET VALUE, OFFERING PRICE                                                                   $20.69
AND REDEMPTION PRICE PER SHARE
($38,491,656 (DIVIDED BY) 1,860,222 SHARES) A


A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE
FEE.

STATEMENT OF OPERATIONS
                                                          SIX MONTHS ENDED AUGUST 31, 1998


INVESTMENT INCOME                                                                $ 255,943
DIVIDENDS

INTEREST (INCLUDING INCOME ON                                                     71,628
SECURITIES LOANED OF $20,844)

 TOTAL INCOME                                                                     327,571

EXPENSES

MANAGEMENT FEE AND                                                $ 61,245
SUB-ADVISORY FEES

TRANSFER AGENT FEES                                                31,841

ACCOUNTING FEES                                                    30,528

NON-INTERESTED TRUSTEES' COMPENSATION                              71

REGISTRATION FEES                                                  66,045

AUDIT                                                              23,961

LEGAL                                                              97

 TOTAL EXPENSES BEFORE REDUCTIONS                                  213,788

 EXPENSE REDUCTIONS                                                (149,513)      64,275

NET INVESTMENT INCOME                                                             263,296

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             303,066

 FOREIGN CURRENCY TRANSACTIONS                                     (41)

 FUTURES CONTRACTS                                                 353,853        656,878

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             (12,177,641)

 FUTURES CONTRACTS                                                 (174,902)      (12,352,543)

NET GAIN (LOSS)                                                                   (11,695,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (11,432,369)




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                            SIX MONTHS ENDED  NOVEMBER 5, 1997
                                                                             AUGUST 31, 1998   (COMMENCEMENT
                                                                             (UNAUDITED)       OF OPERATIONS) TO
                                                                                               FEBRUARY 28, 1998
OPERATIONS                                                                   $    263,296      $      98,519
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                         656,878            197,160

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                         (12,352,543)         1,623,767

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (11,432,369)         1,919,446

DISTRIBUTIONS TO SHAREHOLDERS                                                     (55,767)           (57,356)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                          (250,951)                 -

 TOTAL DISTRIBUTIONS                                                             (306,718)           (57,356)

SHARE TRANSACTIONS                                                             24,865,820         36,182,093
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                    305,878             57,314

 COST OF SHARES REDEEMED                                                      (10,383,570)        (3,121,662)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM SHARE TRANSACTIONS                                                       14,788,128         33,117,745

PURCHASE FEES                                                                     187,868            274,912

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                       3,236,909         35,254,747

NET ASSETS

 BEGINNING OF PERIOD                                                           35,254,747                  -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
 INCOME OF $255,674 AND $48,883, RESPECTIVELY)                               $ 38,491,656       $ 35,254,747

OTHER INFORMATION
SHARES

 SOLD                                                                             924,143          1,440,826

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                           10,823              2,358

 REDEEMED                                                                        (391,891)          (126,037)

 NET INCREASE (DECREASE)                                                          543,075          1,317,147

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL
PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS ENDED  YEAR ENDED
                                                       AUGUST 31, 1998   FEBRUARY 28,

SELECTED PER-SHARE DATA                                (UNAUDITED)       1998 E

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 26.77           $ 25.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .16               .11

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (6.13)            1.43

 TOTAL FROM INVESTMENT OPERATIONS                       (5.97)            1.54

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.04)             (.07)

 FROM NET REALIZED GAIN                                 (.18)             -

 TOTAL DISTRIBUTIONS                                    (.22)             (.07)

PURCHASE FEES ADDED TO PAID IN CAPITAL                  .11               .30

NET ASSET VALUE, END OF PERIOD                         $ 20.69           $ 26.77

TOTAL RETURN B, C                                       (22.11)%          7.39%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 38,492          $ 35,255

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .29% A, F         .26% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    1.17% A           1.44% A

PORTFOLIO TURNOVER RATE                                 28% A             40% A

AVERAGE COMMISSION RATE G                              $ .0271           $ .0203



A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
  ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER
  HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
  THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
  FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN
  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
  DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 5, 1997
  (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
  EXPENSES DURING THE PERIOD. WITHOUT THIS
  REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE
  BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
  PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
  DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
  TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


SPARTAN INTERNATIONAL INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 1.00% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998   PAST 6   LIFE OF
                                MONTHS   FUND

SPARTAN INTERNATIONAL INDEX     -10.17%  -0.44%

SPARTAN INTERNATIONAL INDEX     -11.07%  -1.44%
(INCL. 1.00% PURCHASE FEE)

MSCI EAFE                       -7.71%   1.49%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.


UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF HOW
IT WILL DO TOMORROW. THE STOCK MARKET, FOR EXAMPLE,
HAS A HISTORY OF LONG-TERM GROWTH AND SHORT-TERM
VOLATILITY. IN TURN, THE SHARE PRICE AND RETURN OF A
FUND THAT INVESTS IN STOCKS WILL VARY. THAT MEANS IF
YOU SELL YOUR SHARES DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
$10,000 OVER LIFE OF FUND
             SPARTAN INTL INDEX          MS EAFE INDEX (NET)
             00399                       MS001
  1997/11/05       9900.00                    10000.00
  1997/11/30       9804.96                     9790.87
  1997/12/31       9872.76                     9878.11
  1998/01/31      10337.22                    10331.71
  1998/02/28      10972.38                    10996.56
  1998/03/31      11258.20                    11337.23
  1998/04/30      11453.36                    11428.83
  1998/05/31      11401.44                    11375.46
  1998/06/30      11513.26                    11463.62
  1998/07/31      11637.06                    11581.92
  1998/08/31       9855.96                    10149.13
IMATRL PRASUN   SHR__CHT 19980831 19981001 142232 R00000000000013
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started, and the current 1.00% purchase fee was paid. As the chart shows, by August 31, 1998, the value of the investment would have been $9,856 - a 1.44% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,149 - a 1.49% increase. SPARTAN INTERNATIONAL INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW



An interview with Richard Vella, Portfolio Manager of Spartan International Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, RICK?
A. For the six-month period ending August 31, 1998, the fund returned -10.17%. From the fund's inception on November 5, 1997, through August 31, 1998, the fund posted a total return of -0.44%. In comparison, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index returned -7.71% and 1.49% during the past six months and since inception, respectively.
Q. IT IS UNUSUAL FOR THE FUND TO DEVIATE FROM THE MSCI EAFE INDEX BY OVER 200 BASIS POINTS DURING A SIX-MONTH PERIOD. WHY DID THE FUND LAG THE INDEX TO SUCH A DEGREE?
A. The fund's lower returns are primarily attributable to fair-value pricing. When foreign markets are as volatile as they were on August 31, 1998, it can be necessary to use a special procedure called fair-value pricing to determine the most accurate prices for certain securities at the close of the U.S. market. On August 31, coincidentally the last day of the reporting period for the fund, most stock markets in Europe and Asia went down dramatically. However, after many of these markets had closed, trading in certain securities in "after-hours" trading indicated that prices were falling even further by the time we were required to price the fund at the close of the U.S. market. Rather than value securities at prices that were 13 hours old in some cases, Fidelity took after-hours trading into account and priced the fund based on a more accurate and lower fair-value market price for certain securities. This pricing procedure resulted in the net asset value of the fund declining further than the MSCI EAFE index, which did not utilize this pricing method. Fair-value pricing adjustments typically reverse themselves on the following trading day as indexes and competitors' funds reflect the full impact of the prior day's market price changes.
Q. WHAT WAS THE MARKET ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. During the first half of the period, with the exception of Asia and a number of emerging market economies, most stock markets around the world posted stable-to-strong results. However, toward the end of the period, world stock markets stumbled and gave way to continued concerns about Asia, Russia's recent economic melt-down and a possible devaluation of Brazil's currency. Uncertainty about the impact of Asia and Russia on corporate earnings resulted in lower stock prices across Europe, Latin America and the United States. This ongoing political and financial instability in many countries has created a difficult investment environment, especially for an index fund that remains fully invested in many of the countries that have been experiencing extreme market volatility.
Q. JAPAN AND EUROPE ARE MAJOR COMPONENTS OF THE MSCI EAFE INDEX. HOW DID THESE MARKETS PERFORM?
A. In Japan, the failures of several prominent financial services firms caused further concerns about asset quality and the possibility of widespread bankruptcies. As a result, the share prices of Toyota and Bank of Tokyo dropped in response to the general decline in their domestic economy and investor confidence. Early in the period, the Japanese government calmed investor concerns with promises to pass legislation to stimulate the economy and prevent a further banking crisis. However, toward the end of the period, with the government failing to follow through with any significant reform measures, the market continued its decline. Europe, on the other hand, was one of the few bright spots for the fund, with the MSCI Europe Index returning 0.54% during the six-month period. While European stock markets were not immune to the increased global market volatility toward the end of the period, most markets in Europe have benefited from accelerating profits and economic growth combined with subdued inflation. Many companies have continued to restructure, improve profitability and prepare themselves for the more competitive environment of a single currency. The fund's holdings in British Telecommunications, ING Groep N.V., a Dutch financial services company, and Nestle, a Swiss food company, were among the top performers.
Q. WHAT'S YOUR OUTLOOK?
A. It is difficult to predict when we will start to see meaningful financial and political reforms that restore investor confidence and stability to the markets where the fund invests. Japan is stuck in a recession and many economic indicators point to continued weakness. We are starting to see some positive signs, however. Increasingly, Japanese companies are adopting more competitive ways of doing business by cutting costs, buying back stock and divesting themselves of unprofitable lines of business. In Europe the picture looks much brighter; stock prices have come down from their lofty levels, while most of the key drivers for the ongoing strength of European stock markets are still in place. Corporate restructuring and consolidation in Europe continue to be dominant themes that can benefit stock prices.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: TOTAL RETURN THAT CORRESPONDS TO THAT OF THE
MSCI EAFE INDEX
FUND NUMBER: 399
TRADING SYMBOL: FSIIX
START DATE: NOVEMBER 5, 1997
SIZE: AS OF AUGUST 31, 1998, MORE THAN $29 MILLION
MANAGER: RICHARD VELLA, SINCE INCEPTION
(CHECKMARK)
SPARTAN INTERNATIONAL INDEX FUND

INVESTMENT CHANGES





TOP TEN STOCKS AS OF AUGUST 31, 1998

                                                           % OF FUND'S   % OF FUND'S INVESTMENTS
                                                           INVESTMENTS   IN THESE STOCKS
                                                                         6 MONTHS AGO

NOVARTIS AG (REG.) (SWITZERLAND,                            1.6           1.8
DRUGS & PHARMACEUTICALS)

GLAXO WELLCOME PLC                                          1.5           1.3
(UNITED KINGDOM,
DRUGS & PHARMACEUTICALS)

ROYAL DUTCH PETROLEUM CO. (NETHERLANDS, OIL & GAS)          1.5           1.9

NIPPON TELEGRAPH & TELEPHONE CORP.                          1.5           1.6
(JAPAN, TELEPHONE SERVICES)

BRITISH TELECOMMUNICATIONS PLC (UNITED KINGDOM,             1.3           0.9
TELEPHONE SERVICES)

TOYOTA MOTOR CORP. (JAPAN, AUTOS, TIRES, & ACCESSORIES)     1.3           1.5

NESTLE SA (REG.)                                            1.2           1.1
(SWITZERLAND, FOODS)

ROCHE HOLDING AG PATICIPATION CERTIFICATES (SWITZERLAND,    1.2           1.3
DRUGS & PHARMACEUTICALS)

UNION BANK OF SWITZERLAND (SWITZERLAND, BANKS)              1.1           0.0

BRITISH PETROLEUM CO. PLC (UNITED KINGDOM,                  1.1           1.1
OIL & GAS)


GEOGRAPHIC DIVERSIFICATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1998
FRANCE         10.1%
UNITED KINGDOM 22.5%
ROW: 1, COL: 1, VALUE: 10.1
ROW: 1, COL: 2, VALUE: 11.0
ROW: 1, COL: 3, VALUE: 5.3
ROW: 1, COL: 4, VALUE: 20.5
ROW: 1, COL: 5, VALUE: 5.8
ROW: 1, COL: 6, VALUE: 13.2
ROW: 1, COL: 7, VALUE: 3.3
ROW: 1, COL: 8, VALUE: 8.300000000000001
ROW: 1, COL: 9, VALUE: 22.5
GERMANY 11.0%
SWITZERLAND 8.3%
ITALY 5.3%
SPAIN 3.3%
JAPAN 20.5%
OTHER 13.2%
NETHERLANDS 5.8%
PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.
AS OF FEBRUARY 28, 1998
FRANCE 7.8%
UNITED KINGDOM 21.3%
ROW: 1, COL: 1, VALUE: 7.8
ROW: 1, COL: 2, VALUE: 10.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 4.4
ROW: 1, COL: 5, VALUE: 24.5
ROW: 1, COL: 6, VALUE: 5.8
ROW: 1, COL: 7, VALUE: 15.0
ROW: 1, COL: 8, VALUE: 8.199999999999999
ROW: 1, COL: 9, VALUE: 21.3
GERMANY 10.0%
HONG KONG 3.0%
SWITZERLAND 8.2%
ITALY 4.4%
OTHER 15.0%
JAPAN 24.5%
NETHERLANDS 5.8%
PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.
SPARTAN INTERNATIONAL INDEX FUND

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 91.2%

                                                                           SHARES                VALUE (NOTE 1)

AUSTRALIA - 2.0%

AMCOR LTD.                                                                  3,898                $ 13,891

AMP LTD.                                                                    3,900                 47,487

AUSTRALIAN GAS LIGHT CO.                                                    1,910                 10,786

BORAL LTD.                                                                  4,382                 5,862

BRAMBLES INDUSTRIES LTD.                                                    1,061                 20,898

BROKEN HILL PROPRIETARY CO. LTD. (THE)                                      8,422                 57,818

COCA-COLA AMATIL LTD.                                                       3,824                 8,707

COLES MYER LTD.                                                             5,318                 19,375

CSR LTD.                                                                    3,700                 7,477

FOSTERS BREWING GROUP LTD.                                                  6,400                 13,116

GENERAL PROPERTY TRUST                                                      5,050                 7,359

GIO AUSTRALIA HOLDINGS LTD.                                                 2,158                 6,167

GOODMAN FIELDER LTD.                                                        5,077                 5,925

JAMES HARDIE INDUSTRIES LTD.                                                1,000                 1,970

LEND LEASE CORP. LTD.                                                       1,133                 21,316

M.I.M. HOLDINGS LTD.                                                        4,781                 1,905

NATIONAL AUSTRALIA BANK LTD.                                                6,564                 80,796

NEWS CORP. LTD. (THE)                                                       9,445                 57,476

NORMANDY MINING LTD.                                                        6,717                 3,862

NORTH LTD.                                                                  2,937                 5,069

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ORICA LTD.                                                                  1,122                 5,110

PACIFIC DUNLOP LTD.                                                         4,100                 7,109

PIONEER INTERNATIONAL LTD.                                                  3,000                 5,465

QBE INSURANCE GROUP LTD.                                                    1,013                 3,222

RIO TINTO LTD.                                                              1,588                 15,331

SANTOS LTD.                                                                 2,300                 5,172

SMITH (HOWARD) LTD.                                                         500                   2,490

SOUTHCORP HOLDINGS LTD.                                                     2,435                 5,794

TABCORP HOLDINGS LTD.                                                       1,300                 6,601

TELSTRA CORP. LTD. (INSTALLMENT RECEIPT)                                    24,859                64,104

WESTFIELD TRUST                                                             4,854                 8,566

WESTPAC BANKING CORP.                                                       9,294                 49,203

WMC LTD.                                                                    4,142                 10,115

                                                                                                  585,544

AUSTRIA - 0.3%

BANK AUSTRIA AG                                                             303                   16,651

BANK AUSTRIA AG (RFD) 1/1/98 (A)                                            10                    538

BOEHLER-UDDEHOLM AG                                                         50                    2,393

CREDITANSTALT AG                                                            110                   8,445

FLUGHAFEN WIEN AG                                                           90                    3,455

GENERALI HOLDING VIENNA AG                                                  30                    6,304

MAYR MELNHOF KARTON AG                                                      60                    3,069

OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (VERBUND)                     170                   28,713

OMV AG                                                                      140                   14,483

VA TECHNOLOGIE AG                                                           60                    5,867

WIENERBERGER BAUSTOFFIND AG                                                 30                    5,855

                                                                                                  95,773

BELGIUM - 2.1%

BARCO INDUSTRIES NV                                                         50                    12,097

BEKAERT SA                                                                  8                     5,169



                                                                           SHARES                VALUE (NOTE 1)

CIMENTERIES CBR CEMENTBEDRIJVEN                                             50                   $ 4,660

COLRUYT SA                                                                  13                    9,025

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


D'IETEREN SA                                                                18                    7,498

DELHAIZE FRERES & COMPAGNIE LE LION SA MOLENBEEK-ST.-JEAN, ETABLISSEMENT    230                   17,959

ELECTRABEL SA                                                               296                   96,437

FORTIS AG                                                                   419                   113,125

FORTIS AG VVPR STRIP                                                        196                   11

FORTIS AG RIGHTS CVG 7/20/01 (A)                                            196                   1,336

GENERALE DE BANQUE SA                                                       2                     874

GROUPE BRUXELLES LAMBERT SA                                                 140                   25,943

KBC BANCASSURANCE HOLDING NV (A)                                            1,533                 121,386

PETROFINA SA                                                                127                   47,749

ROYALE BELGE SA                                                             1                     357

SOLVAY & COMPAGNIE SA                                                       470                   29,721

TRACTEBEL                                                                   410                   62,111

UCB SA                                                                      8                     41,592

UNION MINIERE SA                                                            100                   4,921

                                                                                                  601,971

DENMARK - 1.0%

A/S DAMPSKIBSSELSKABET SVENBORG                                             5                     44,868

CARLSBERG AS:

CLASS A                                                                     200                   12,713

CLASS B                                                                     100                   6,581

D/S 1912 CLASS B                                                            5                     31,781

DANISCO AS                                                                  326                   21,697

DEN DANSKE BANK                                                             300                   36,567

INTERNATIONAL SERVICE SYSTEMS AS CLASS B                                    137                   7,792

NOVO-NORDISK AS CLASS B                                                     369                   50,828

TELE DANMARK AS CLASS B                                                     651                   69,323

UNIDANMARK AS CLASS A                                                       200                   16,452

                                                                                                  298,602

FINLAND - 1.1%

INSTRUMENTARIUM OY CLASS A                                                  100                   5,147

KEMIRA OY                                                                   500                   4,212

KESKO OY                                                                    400                   5,392


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MERITA LTD. SERIES A                                                        4,600                 23,339

METRA OY SERIES B                                                           200                   5,362

OUTOKUMPU OY CLASS A                                                        500                   5,242

OY NOKIA AB:

SERIES A                                                                    2,200                 146,988

SERIES K                                                                    800                   57,814

POHJOLA GROUP INSURANCE CORP.:

CLASS A                                                                     100                   3,651

CLASS B                                                                     100                   3,707

SAMPO INSURANCE CO. LTD.                                                    400                   14,603

UPM-KYNNENE CORP.                                                           1,500                 30,611

                                                                                                  306,068

COMMON STOCKS - CONTINUED

                                                                           SHARES                VALUE (NOTE 1)

FRANCE - 7.8%

ACCOR SA                                                                    186                  $ 41,248

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA                         635                   95,845

AXA SA                                                                      1,394                 154,342

AXA SA RIGHTS 12/31/01 (A)                                                  22                    0

BANQUE NATIONALE DE PARIS                                                   871                   55,380

BOUYGUES                                                                    86                    15,823

CANAL PLUS SA                                                               100                   19,425

CAPITAL GEMINI SOGETI SA                                                    240                   36,342

CARREFOUR SUPERMARCHE SA                                                    184                   103,659

CASINO GUICHARD PERRACHON ET COMPAGNIE, ETABLISSEMENTS ECONOMIQUES DU       351                   32,004

COFLEXIP SA                                                                 35                    2,280

COMPAGNIE DE ST. GOBAIN                                                     300                   41,422

COMPAGNIE FINANCIERE DE PARIBAS                                             600                   48,602
CLASS A (REG.)

DASSAULT SYSTEMES SA                                                        326                   15,871

ELF AQUITAINE                                                               1,060                 103,615

ERIDANIA BEGHIN SAY GROUP                                                   100                   17,845

ESSILOR INTERNATIONAL SA                                                    50                    19,457

FRANCE TELECOM SA                                                           3,072                 216,832

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


GROUPE DANONE                                                               354                   90,148

L'AIR LIQUIDE                                                               340                   43,457

L'OREAL SA                                                                  317                   164,444

LAFARGE SA                                                                  531                   43,575

LAGARDERE S.C.A. (REG.)                                                     450                   16,266

LEGRAND SA                                                                  100                   21,183

LVMH MOET HENNESSY LOUIS VUITTON                                            413                   65,497

MICHELIN SA (COMPAGNIE GENERALE DES ETABLISSEMENTS) CLASS B                 602                   24,603

PECHINEY SA CLASS A                                                         207                   6,407

PERNOD-RICARD SA                                                            250                   17,015

PEUGEOT SA                                                                  200                   32,076

PINAULT PRINTEMPS SA                                                        570                   85,755

PROMODES                                                                    71                    44,380

RHONE-POULENC SA CLASS A                                                    1,372                 63,112

SAGEM SA                                                                    7                     4,861

SANOFI SA                                                                   414                   44,759

SCHNEIDER SA                                                                639                   36,145

SIMCO SA (REG.)                                                             124                   8,985

SOCIETE BIC SA                                                              200                   10,906

SOCIETE GENERALE, FRANCE CLASS A                                            437                   73,999

SODEXHO ALLIANCE SA                                                         220                   37,612

SUEZ LYONNAISE DES EAUX                                                     450                   71,218

TECHNIP SA                                                                  53                    4,660

THOMSON CSF                                                                 450                   14,581

TOTAL SA CLASS B                                                            1,103                 106,029

USINOR SA                                                                   900                   9,144

VALEO SA                                                                    252                   18,218

VIVENDI SA                                                                  641                   122,947

                                                                                                  2,301,974



                                                                           SHARES                VALUE (NOTE 1)

GERMANY - 9.6%

AACHENER & MUENCHENER BETEILIGUNGS AG (REG.)                                100                  $ 13,914

ADIDAS AG                                                                   250                   28,759

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ALLIANZ AG HOLDINGS (REG.)                                                  1,073                 293,889

BASF AG                                                                     3,000                 115,956

BAYER AG                                                                    3,400                 123,296

BAYERISCHE HYPO-UND VEREINSBANK AG                                          1,450                 106,883

BAYERISCHE HYPOTHEKEN-UND WECHSELBANK AG                                    1,300                 72,494

BEIERSDORF AG                                                               250                   13,147

CKAG COLONIA KONZERN AG                                                     100                   10,956

CONTINENTAL GUMMI-WERKE AG                                                  350                   9,021

DAIMLER-BENZ AG                                                             2,530                 214,823

DEGUSSA AG                                                                  350                   17,054

DEUTSCHE BANK AG                                                            2,450                 145,951

DEUTSCHE LUFTHANSA AG (REG.)                                                1,850                 43,374

DEUTSCHE TELEKOM AG                                                         10,000                251,983

DRESDNER BANK AG                                                            1,750                 75,252

HEIDELBERGER ZEMENT AG                                                      300                   23,747

HOCHTIEF AG                                                                 250                   9,244

KARSTADT AG (A)                                                             50                    21,309

LINDE AG                                                                    50                    28,759

MAN AG, MUENCHEN                                                            50                    13,777

MANNESMANN AG                                                               2,000                 175,292

MERCK KGAA                                                                  950                   35,127

METRO AG                                                                    1,150                 62,336

MUNICH REINSURANCE:

WARRANTS 7/1/02 (A)                                                         16                    627

(REG.)                                                                      400                   150,094

(RFD) (A)                                                                   16                    5,951

PREUSSAG AG                                                                 50                    15,694

RWE AG                                                                      1,550                 71,789

SAP AG SYSTEME ANWENDNGEN PRODUKTE IN DER DATENVERARBEITUNG                 300                   150,762

SCHERING AG                                                                 250                   23,144

SGL CARBON AG                                                               50                    4,300

SIEMENS AG                                                                  2,650                 165,560

THYSSEN AG VORM.AUGUST THYSSEN-HUETTE, DUISBURG                             150                   27,395


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

VEBA AG                                                                     2,350                 113,926

VIAG AG                                                                     150                   91,864

VOLKSWAGEN AG                                                               1,600                 109,295

                                                                                                  2,836,744

HONG KONG - 1.3%

BANK OF EAST ASIA LTD.                                                      5,157                 4,875

CATHAY PACIFIC AIRWAYS LTD.                                                 13,000                8,626

CHEUNG KONG HOLDINGS LTD.                                                   11,000                38,754

CLP HOLDINGS LTD.                                                           11,500                44,027

HANG LUNG DEVELOPMENT CO. LTD.                                              5,000                 3,523

HANG SENG BANK LTD.                                                         8,900                 43,585

HONG KONG & CHINA GAS CO. LTD.                                              19,200                18,264

COMMON STOCKS - CONTINUED

                                                                           SHARES                VALUE (NOTE 1)

HONG KONG - CONTINUED

HONG KONG & CHINA GAS CO. LTD. WARRANTS 9/30/99 (A)                         600                  $ 20

HONG KONG & SHANGHAI HOTELS LTD. (THE)                                      5,000                 2,246

HONG KONG TELECOMMUNICATIONS LTD.                                           42,685                70,697

HOPEWELL HOLDINGS LTD.                                                      11,000                1,008

HUTCHISON WHAMPOA LTD.                                                      18,000                71,026

HYSAN DEVELOPMENT LTD.                                                      4,000                 2,443

HYSAN DEVELOPMENT LTD. WARRANTS 4/30/99 (A)                                 400                   0

JOHNSON ELECTRIC HOLDINGS LTD.                                              4,000                 6,154

NEW WORLD DEVELOPMENT CO. LTD.                                              9,457                 9,274

SHANGRI-LA ASIA LTD.                                                        6,000                 3,100

SINO LAND CO. LTD.                                                          12,769                3,299

SOUTH CHINA MORNING POST HOLDINGS                                           8,000                 2,396

SUN HUNG KAI PROPERTIES LTD.                                                11,096                31,013

SWIRE PACIFIC LTD. CLASS A                                                  5,500                 14,436

TELEVISION BROADCASTS LTD.                                                  2,000                 3,922

WHARF HOLDINGS LTD.                                                         8,000                 6,952

WHARF HOLDINGS LTD. WARRANTS                                                400                   4
12/31/99 (A)

                                                                                                  389,644

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


IRELAND - 0.4%

ALLIED IRISH BANKS PLC                                                      4,379                 58,772

CRH PLC                                                                     1,969                 21,366

INDEPENDENT NEWSPAPERS LTD.                                                 972                   3,608

IRISH LIFE PLC                                                              913                   7,235

IRISH PERMANENT PLC                                                         492                   4,988

JEFFERSON SMURFIT GROUP PLC                                                 3,875                 7,359

KERRY GROUP PLC CLASS A                                                     611                   6,717

RYANAIR HOLDINGS PLC                                                        876                   4,878

                                                                                                  114,923

ITALY - 4.5%

ASSICURAZIONI GENERALI SPA                                                  4,905                 167,295

BANCA COMMERCIALE ITALIANA SPA                                              9,471                 64,299

BANCA INTESA SPA                                                            6,885                 32,598

BANCA INTESA SPA WARRANTS 5/31/02 (A)                                       3,756                 3,776

BENETTON GROUP SPA                                                          7,040                 10,508

BULGARI SPA                                                                 1,231                 5,521

CREDITO ITALIANO                                                            12,563                60,628

EDISON SPA                                                                  3,698                 31,988

ENI SPA SPONSORED ADR                                                       37,447                196,954

FIAT SPA                                                                    18,442                57,533

ISTITUTO BANCARIO SAN PAOLO (A)                                             4,201                 61,784

ISTITUTO MOBILIARE ITALIANO SPA                                             3,123                 47,874

ISTITUTO NAZIONALE DELLE ASSICURAZIONI (INA) (A)                            20,657                54,985

ITALCEMENTI SPA                                                             721                   5,831

ITALGAS SPA                                                                 2,725                 11,702

LA RINASCENTE SPA                                                           879                   7,541

MEDIASET SPA                                                                5,355                 30,502

MEDIOBANCA SPA                                                              2,005                 21,888

MEDIOBANCA SPA WARRANTS 12/31/00 (A)                                        334                   1,083



                                                                           SHARES                VALUE (NOTE 1)

MONTEDISON SPA                                                              23,826               $ 24,460

OLIVETTI & CO. SPA                                                          10,225                23,043

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


PARMALAT FINANZIARIA SPA (A)                                                5,994                 8,857

PIRELLI SPA                                                                 8,189                 22,715

RIUNIONE ADRIATICA DI SICURTA SPA (RAS)                                     1,267                 15,773

SIRTI SPA                                                                   981                   4,833

TELECOM ITALIA MOBILE (TIM) SA                                              31,493                206,517

TELECOM ITALIA SPA                                                          17,783                138,134

                                                                                                  1,318,622

JAPAN - 18.6%

77 BANK LTD.                                                                1,000                 7,932

ACOM CO. LTD.                                                               600                   28,598

ADVANTEST CORP.                                                             1,100                 45,314

AJINOMOTO CO., INC.                                                         3,000                 21,244

AMADA CO. LTD.                                                              2,000                 9,505

AOYAMA TRADING CO. LTD.                                                     200                   4,616

ASAHI BANK LTD.                                                             10,000                29,755

ASAHI BREWERIES LTD.                                                        2,000                 22,701

ASAHI CHEMICAL INDUSTRY CO. LTD.                                            9,000                 25,799

ASAHI GLASS CO. LTD.                                                        7,000                 32,220

BANK OF TOKYO-MITSUBISHI LTD.                                               22,000                149,498

BANK OF YOKOHAMA                                                            5,000                 8,545

BRIDGESTONE CORP.                                                           4,000                 84,704

CANON, INC.                                                                 4,000                 78,031

CASIO COMPUTER CO. LTD.                                                     1,000                 6,741

CHIBA BANK                                                                  2,000                 5,556

CHICHIBU ONODA CEMENT CO.                                                   3,000                 5,352

CHUGAI PHARMACEUTICAL CO. LTD.                                              1,000                 6,503

CITIZEN WATCH CO. LTD.                                                      1,000                 6,843

COSMO OIL CO. LTD.                                                          3,000                 3,677

CREDIT SAISON CO. LTD.                                                      700                   13,203

DAI EI, INC.                                                                3,000                 7,640

DAI NIPPON PRINTING CO. LTD.                                                4,000                 53,682

DAIICHI PHARMACEUTICAL CO. LTD.                                             1,000                 11,916

DAIKIN INDUSTRIES LTD.                                                      1,000                 5,788


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DAINIPPON INK & CHEMICALS, INC.                                             3,000                 6,986

DAIWA HOUSE INDUSTRY CO. LTD.                                               3,000                 23,082

DAIWA SECURITIES CO. LTD.                                                   8,000                 25,438

DENSO CORP.                                                                 5,000                 72,005

EAST JAPAN RAILWAY CO.                                                      19                    87,584

EBARA CORP.                                                                 1,000                 7,360

EISAI CO. LTD.                                                              1,000                 11,439

FANUC LTD.                                                                  1,300                 40,275

FUJI BANK LTD.                                                              12,000                32,601

FUJI PHOTO FILM CO. LTD.                                                    3,000                 92,942

FUJIKURA LTD.                                                               1,000                 3,302

FUJITSU LTD.                                                                9,000                 87,631

FURUKAWA ELECTRIC CO. LTD.                                                  3,000                 7,926

GUNMA BANK LTD.                                                             2,000                 12,814

HANKYU CORP.                                                                4,000                 13,890

HITACHI LTD.                                                                16,000                78,902

HITACHI ZOSEN CORP.                                                         5,000                 5,958

HONDA MOTOR CO. LTD.                                                        5,000                 167,291

COMMON STOCKS - CONTINUED

                                                                           SHARES                VALUE (NOTE 1)

JAPAN - CONTINUED

HOUSE FOODS CORP.                                                           1,000                $ 11,133

HOYA CORP.                                                                  1,000                 32,002

INDUSTRIAL BANK OF JAPAN LTD. (THE)                                         13,000                45,055

ITO-YOKADO CO. LTD.                                                         2,000                 89,470

ITOCHU CORP.                                                                3,000                 4,943

JAPAN AIRLINES CO. LTD. (A)                                                 11,000                26,964

JAPAN ENERGY CORP. (A)                                                      6,000                 5,842

JOYO BANK LTD.                                                              2,000                 6,537

JUSCO CO. LTD.                                                              2,000                 31,117

KAJIMA CORP.                                                                4,000                 9,260

KANDENKO CO. LTD.                                                           1,000                 5,039

KANEKA CORP.                                                                1,000                 4,943

KANSAI ELECTRIC POWER CO., INC.                                             4,900                 77,571

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


KAO CORP.                                                                   3,000                 44,428

KAWASAKI HEAVY INDUSTRIES LTD.                                              6,000                 10,949

KAWASAKI STEEL CORP.                                                        19,000                27,944

KEIHIN ELECTRIC EXPRESS RAILWAY                                             1,000                 2,390

KINDEN CORP.                                                                1,000                 11,044

KINKI NIPPON RAILWAY CO. LTD.                                               9,000                 37,014

KIRIN BREWERY CO. LTD.                                                      6,000                 48,207

KOKUYO CO. LTD.                                                             1,000                 14,095

KOMATSU LTD.                                                                6,000                 25,452

KONICA CORP.                                                                1,000                 3,711

KUBOTA CORP.                                                                6,000                 11,031

KURARAY CO. LTD.                                                            2,000                 16,832

KURITA WATER INDUSTRIES LTD.                                                1,000                 10,145

KYOCERA CORP.                                                               700                   30,552

KYOWA HAKKO KOGYO CO. LTD.                                                  1,000                 3,459

MARUBENI CORP.                                                              4,000                 6,346

MARUI CO. LTD.                                                              2,000                 27,100

MATSUSHITA ELECTRIC INDUSTRIAL CO. LTD.                                     10,000                137,142

MINEBEA CO. LTD.                                                            2,000                 19,501

MITSUBISHI CHEMICAL CORP.                                                   13,000                22,926

MITSUBISHI CORP.                                                            8,000                 41,562

MITSUBISHI ELECTRIC CORP.                                                   10,000                18,316

MITSUBISHI ESTATE CO. LTD.                                                  7,000                 49,569

MITSUBISHI GAS CHEMICAL CO., INC.                                           3,000                 7,517

MITSUBISHI HEAVY INDUSTRIES LTD.                                            17,000                59,497

MITSUBISHI MATERIALS CORP.                                                  5,000                 8,171

MITSUBISHI RAYON CO. LTD.                                                   3,000                 7,190

MITSUBISHI TRUST & BANKING CORP.                                            7,000                 33,364

MITSUI & CO. LTD.                                                           9,000                 46,512

MITSUI FUDOSAN (RE DEVELOPMENT) CO.                                         4,000                 24,785

MITSUI MARINE & FIRE INSURANCE CO. LTD. (A)                                 3,000                 11,480

MITSUI MINING & SMELTING CO. LTD.                                           1,000                 4,153

MITSUI OSK LINES LTD.                                                       2,000                 2,683


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MITSUI TRUST & BANKING CO. LTD.                                             3,000                 3,677

MITSUKOSHI LTD.                                                             1,000                 2,152

MURATA MANUFACTURING CO. LTD.                                               1,000                 31,798

MYCAL CORP.                                                                 1,000                 5,985

NAGOYA RAILROAD CO. LTD.                                                    2,000                 5,434



                                                                           SHARES                VALUE (NOTE 1)

NANKAI ELECTRIC RAILWAY CO. LTD.                                            1,000                $ 3,827

NEC CORP.                                                                   8,000                 56,705

NGK INSULATORS LTD.                                                         2,000                 16,954

NICHIDO FIRE & MARINE INSURANCE CO. LTD.                                    1,000                 4,685

NIKON CORP.                                                                 1,000                 5,461

NIPPON COMPUTER SYSTEMS CORP.                                               1,000                 9,471

NIPPON EXPRESS CO. LTD.                                                     6,000                 26,392

NIPPON FIRE & MARINE INSURANCE CO. LTD.                                     1,000                 3,234

NIPPON MEAT PACKERS, INC.                                                   1,000                 10,499

NIPPON OIL CO. LTD.                                                         5,000                 12,494

NIPPON PAPER INDUSTRIES CO. LTD.                                            6,000                 18,711

NIPPON STEEL CORP.                                                          35,000                55,050

NIPPON TELEGRAPH & TELEPHONE CORP. (NTT)                                    59                    429,850

NIPPON YUSEN KABUSHIKI KAISHA                                               5,000                 13,890

NISHIMATSU CONSTRUCTION (A)                                                 2,000                 8,852

NISSAN MOTOR CO. LTD.                                                       8,000                 19,725

NISSHINBO INDUSTRIES, INC.                                                  1,000                 3,010

NISSIN FOOD PRODUCTS CO. LTD.                                               1,000                 14,435

NITTO DENKO CORP.                                                           1,000                 12,917

NKK CORP.                                                                   13,000                10,445

NOMURA SECURITIES CO. LTD.                                                  9,000                 83,955

NSK LTD.                                                                    1,000                 3,486

OBAYASHI CORP.                                                              3,000                 10,009

ODAKYU ELECTRIC RAILWAY CO. LTD.                                            3,000                 7,762

OJI PAPER CO. LTD.                                                          6,000                 20,386

OMRON CORP.                                                                 1,000                 10,486


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ONWARD KASHIYAMA & CO. LTD.                                                 1,000                 11,786

OSAKA GAS CO. LTD.                                                          12,000                29,251

PIONEER ELECTRONIC CORP.                                                    1,000                 15,831

ROHM CO. LTD.                                                               1,000                 98,049

SAKURA BANK LTD.                                                            15,000                25,329

SANKYO CO. LTD.                                                             2,000                 41,807

SANWA SHUTTER CORP.                                                         1,000                 3,656

SANYO ELECTRIC CO. LTD.                                                     7,000                 17,635

SAPPORO BREWERIES LTD.                                                      1,000                 2,962

SECOM LTD.                                                                  1,000                 55,425

SEGA ENTERPRISES                                                            200                   2,928

SEKISUI CHEMICAL CO. LTD.                                                   2,000                 8,838

SEKISUI HOUSE LTD.                                                          4,000                 29,115

SHARP CORP.                                                                 6,000                 34,072

SHIMANO, INC.                                                               1,000                 21,653

SHIMIZU CONSTRUCTION CO. LTD.                                               3,000                 7,558

SHIN-ETSU CHEMICAL CO. LTD.                                                 2,000                 27,168

SHIONOGI & CO. LTD.                                                         1,000                 5,236

SHISEIDO CO. LTD.                                                           2,000                 18,371

SHIZUOKA BANK LTD.                                                          4,000                 33,527

SHOWA DENKO KK                                                              2,000                 1,621

SNOW BRAND MILK PRODUCTS CO. LTD.                                           2,000                 5,311

SONY CORP.                                                                  1,900                 134,139

SUMITOMO BANK LTD.                                                          15,000                102,952

SUMITOMO CHEMICAL CO. LTD.                                                  6,000                 16,137

SUMITOMO CORP.                                                              5,000                 19,780

COMMON STOCKS - CONTINUED

                                                                           SHARES                VALUE (NOTE 1)

JAPAN - CONTINUED

SUMITOMO ELECTRIC INDUSTRIES LTD.                                           4,000                $ 32,274

SUMITOMO HEAVY INDUSTRIES CO., LTD.                                         3,000                 4,596

SUMITOMO MARINE AND FIRE INSURANCE                                          3,000                 14,503
CO. LTD.

SUMITOMO METAL INDUSTRIES LTD. (A)                                          18,000                21,938

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SUMITOMO METAL MINING CO. LTD.                                              3,000                 9,110

TAISEI CORP.                                                                4,000                 6,291

TAISHO PHARMACEUTICAL CO. LTD.                                              2,000                 39,152

TAKASHIMAYA CO. LTD.                                                        1,000                 6,571

TAKEDA CHEMICAL INDUSTRIES LTD.                                             4,000                 100,500

TEIJIN LTD.                                                                 4,000                 9,533

TOBU RAILWAY CO. LTD.                                                       2,000                 4,439

TOHO CO. LTD.                                                               100                   9,192

TOHOKU ELECTRIC POWER CO., INC.                                             2,000                 27,712

TOKAI BANK LTD.                                                             10,000                35,883

TOKIO MARINE & FIRE INSURANCE CO. LTD. (THE)                                8,000                 63,920

TOKYO BROADCASTING SYSTEM, INC.                                             1,000                 9,124

TOKYO DOME CORP.                                                            1,000                 4,208

TOKYO ELECTRIC POWER CO.                                                    6,500                 116,178

TOKYO ELECTRON LTD.                                                         1,000                 22,129

TOKYO GAS CO. LTD.                                                          11,000                21,870

TOKYU CORP.                                                                 4,000                 8,933

TOPPAN PRINTING CO. LTD.                                                    4,000                 38,130

TORAY INDUSTRIES, INC.                                                      8,000                 32,520

TOSTEM CORP.                                                                1,000                 13,005

TOTO LTD.                                                                   2,000                 10,350

TOYO SEIKAN KAISHA LTD.                                                     1,000                 12,079

TOYODA AUTOMATIC LOOM WORKS LTD.                                            1,000                 15,320

TOYOTA MOTOR CORP.                                                          18,000                368,910

UNY CO. LTD.                                                                1,000                 13,598

WACOAL CORP.                                                                1,000                 8,314

YAMAHA CORP.                                                                1,000                 7,633

YAMAICHI SECURITIES CO. LTD. (A)                                            3,000                 0

YAMANOUCHI PHARMACEUTICAL CO. LTD.                                          2,000                 41,671

YAMATO TRANSPORT CO. LTD.                                                   2,000                 20,835

YAMAZAKI BAKING CO. LTD.                                                    1,000                 8,375

                                                                                                  5,478,402

MALAYSIA - 0.3%

AMMB HOLDINGS BHD                                                           2,000                 693

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EON (EDARAN OTOMOBIL NASIONAL) BHD                                          1,000                 860

GOLDEN HOPE PLANTATION BHD                                                  4,000                 2,294

INDUSTRIAL OXYGEN, INC. BHD                                                 4,000                 1,395

KUALA LUMPUR KEPONG BHD                                                     6,000                 5,964

MAGNUM CORP. BHD                                                            6,000                 1,176

MALAYAN BANKING BHD                                                         6,000                 4,229

MALAYAN BANKING BHD CLASS A (A)                                             6,000                 3,942

MALAYAN UNITED INDUSTRIES BHD                                               8,000                 593

MALAYSIAN AIRLINE SYSTEM BHD                                                3,000                 1,104

MALAYSIAN INTERNATIONAL SHIPPING BHD (FOR. REG.)                            4,000                 3,938

MALAYSIAN PACIFIC INDUSTRIES                                                1,000                 932



                                                                           SHARES                VALUE (NOTE 1)

MALAYSIAN RESOURCES CORP. BHD                                               5,000                $ 669

NESTLE (MALAYSIA) BHD                                                       1,000                 3,106

PERUSAHAAN OTOMOBILE NASIONAL BHD                                           2,000                 965

PUBLIC BANK BHD (FOR. REG.)                                                 8,400                 1,676

RASHID HUSSAIN BHD                                                          2,000                 679

RESORTS WORLD BHD                                                           8,000                 6,155

RHB CAPITAL BHD                                                             6,000                 1,305

ROTHMANS OF PALL MALL MALAYSIA BHD                                          2,000                 9,080

SHELL REFINING CO. (F.O.M.) BHD                                             2,000                 1,701

SIME DARBY BHD                                                              20,000                8,124

TECHNOLOGY RESOURCES INDUSTRIES BHD                                         3,000                 423

TELEKOM MALAYSIA BHD                                                        14,000                18,063

TENAGA NASIONAL BHD                                                         15,000                7,813

UNITED ENGINEERS BHD                                                        3,000                 631

YTL CORP. BHD                                                               5,000                 2,987

                                                                                                  90,497

NETHERLANDS - 5.8%

ABN-AMRO HOLDINGS NV                                                        7,105                 154,967

AHOLD NV                                                                    2,767                 78,456

AKZO NOBEL NV                                                               1,551                 61,418


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ASR VERZEKERINGSGROEP NV, ROTTERDAM                                         96                    8,282

BUHRMANN NV                                                                 238                   5,191

ELSEVIER NV                                                                 3,399                 40,363

GETRONICS NV                                                                254                   12,496

HEINEKEN NV                                                                 1,577                 66,805

IHC CALAND NV                                                               106                   4,901

ING GROEP NV                                                                4,762                 270,508

KLM ROYAL DUTCH AIRLINES NV                                                 221                   6,781

KONINKLIJKE HOOGOVENS NV                                                    103                   3,729

KONINKLIJKE KPN NV                                                          2,448                 106,668

OCE NV, VENIO                                                               452                   15,248

PHILIPS ELECTRONICS NV (BEARER)                                             1,847                 110,464

ROYAL DUTCH PETROLEUM CO., DEN HAAG                                         10,883                431,660

STORK NV                                                                    78                    2,117

TNT POST GROUP NV (A)                                                       2,640                 53,486

UNILEVER NV                                                                 3,302                 219,901

WOLTERS KLUWER NV                                                           357                   56,859

                                                                                                  1,710,300

NEW ZEALAND - 0.2%

BRIERLEY INVESTMENTS LTD.                                                   9,835                 3,349

CARTER HOLT HARVEY LTD.                                                     10,949                7,674

FLETCHER CHALLENGE LTD. (ENERGY DIVISION)                                   1,274                 2,383

LION NATHAN LTD.                                                            3,755                 7,598

TELECOM CORP. OF NEW ZEALAND LTD.                                           10,085                38,824

                                                                                                  59,828

NORWAY - 0.5%

AKER A/S SERIES A                                                           300                   3,869

BERGESEN D Y AS CLASS A                                                     200                   2,760

CHRISTIANIA BANK OG KREDITKASSE                                             3,550                 11,124

DEN NORSKE BANK ASA CLASS A                                                 3,300                 11,915
FREE SHARES

COMMON STOCKS - CONTINUED

                                                                           SHARES                VALUE (NOTE 1)

NORWAY - CONTINUED

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


ELKEM A/S                                                                   200                  $ 2,295

KVAERNER INDUSTRIES AS, OSIA                                                150                   3,095

MERKANTILDATA                                                               650                   7,334

NORSK HYDRO AS                                                              1,350                 48,831

NORSKE SKOGINDUSTRIER AS CLASS A                                            100                   2,772

ORKLA-BORREGAARD AS                                                         1,000                 15,732

ORKLA-BORREGAARD AS SERIES B (NON-VTG.)                                     200                   2,708

PETROLEUM GEO-SERVICES AS (A)                                               600                   8,588

SCHIBSTED AS SERIES B                                                       450                   5,455

STOREBRAND ASA (A)                                                          1,800                 11,025

TOMRA SYSTEMS AS                                                            250                   6,834

                                                                                                  144,337

PORTUGAL - 0.7%

BANCO COMERCIAL PORTUGES SA                                                 1,018                 28,350

BANCO ESPIRITO SANTO E COMERCIAL DE LISBOA SA                               697                   20,711

BANCO PINTO & SOTTO MAYOR SA RIGHTS 7/31/98 (A)                             320                   6,142

BPI-SGPS SA (REG.)                                                          300                   9,747

BRISA AUTO-ESTRADAS DE PORTUGAL SARL                                        200                   9,026

CIMPOR-CIMENTOS DE PORTUGAL SA                                              500                   15,126

ELECTRICIDADE DE PORTUGAL SA                                                2,500                 58,424

JERONIMO MARTINS, SGPS SA                                                   300                   11,857

PORTUGAL TELECOM SA                                                         1,000                 45,795

SONAE INDUSTRIA E INVESTIMENTOS SA                                          200                   9,086

                                                                                                  214,264

SINGAPORE - 0.5%

CITY DEVELOPMENTS LTD.                                                      5,000                 8,794

CYCLE & CARRIAGE LTD.                                                       1,000                 1,330

DBS LAND LTD.                                                               4,000                 2,277

DEVELOPMENT BANK OF SINGAPORE LTD.                                          3,600                 12,480
(FOR. REG.)

FRASER & NEAVE LTD.                                                         1,000                 1,595

KEPPEL CORP. LTD.                                                           3,000                 2,452

OVERSEA-CHINESE BANKING CORP.                                               5,071                 13,092

PARKWAY HOLDINGS LTD.                                                       2,000                 1,905

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SEMBAWANG CORP. LTD.                                                        1,000                 1,206

SINGAPORE AIRLINES LTD.                                                     5,000                 21,421

SINGAPORE PRESS HOLDINGS                                                    2,276                 16,037

SINGAPORE TECHNOLOGIES ENGINEERING LTD.                                     8,000                 6,945

SINGAPORE TECHNOLOGIES INDUSTRIAL                                           3,000                 2,063
CORP. LTD.

SINGAPORE TELECOMMUNICATIONS LTD.                                           31,000                45,259

UNITED INDUSTRIAL CORP. LTD.                                                7,000                 1,598

UNITED OVERSEAS BANK LTD. (FOR. REG.)                                       4,000                 9,470

                                                                                                  147,924

SPAIN - 2.7%

ACERINOX SA (REG.)                                                          245                   4,783

AGUAS DE BARCELON SA                                                        185                   8,548



                                                                           SHARES                VALUE (NOTE 1)

ARGENTARIA CORPORACION BANCARIA DE ESPANA SA                                1,916                $ 36,824

AUTOPISTAS CONCESIONARIA ESPANOLA SA                                        914                   12,762

AUTOPISTAS CONCESIONARIA ESPANOLA SA (REG.) (A)                             45                    628

BANCO BILBAO VIZCAYA SA (REG.)                                              9,069                 120,248

BANCO CENTRAL HISPANOAMERICANO SA                                           3,420                 32,063

BANCO SANTANDER SA                                                          5,534                 103,765

BANCO SANTANDER SA RIGHTS:

10/31/98 (A)                                                                5,534                 2,075

9/30/98 (A)                                                                 5,534                 37

CORPORACION FINANCIERA ALBA SA                                              61                    7,026

CORPORACION MAPFRE COMPANIA INTERNACIONAL DE REASEGUROS SA (REG.)           138                   3,401

ENDESA SA                                                                   5,083                 96,840

FOCSA (FOMENTO CONSTRUCCIONES Y CONTRATAS SA)                               242                   10,858

GAS NATURAL SDG SA SERIES E                                                 758                   44,618

IBERDROLA SA                                                                4,037                 59,610

REPSOL                                                                      1,349                 60,977

TABACALERA SA SERIES A                                                      715                   14,268

TELEFONICA DE ESPANA SA                                                     4,222                 158,329

UNION ELECTRICA FENOSA SA                                                   862                   10,188

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


VALLEHERMOSO SA                                                             600                   5,906

ZARDOYA OTIS SA                                                             180                   4,641

ZARDOYA OTIS SA                                                             30                    768

                                                                                                  799,163

SWEDEN - 3.1%

ABB AB:

SERIES A                                                                    3,700                 39,843

SERIES B                                                                    800                   8,423

AGA AB SERIES A                                                             600                   8,076

ASTRA AB:

CLASS A                                                                     6,900                 111,059

CLASS B                                                                     1,400                 21,944

ATLAS COPCO AB:

SERIES A                                                                    700                   13,317

SERIES B                                                                    200                   3,829

ELECTROLUX AB                                                               2,000                 30,870

ERICSSON (LM) TELEPHONE CO. CLASS B                                         10,100                215,492

FORENINGS SPARBANKEN AB SERIES A                                            1,900                 41,602

HENNES & MAURITZ AB CLASS B                                                 1,100                 73,836

MANDAMUS AB (A)                                                             60                    323

NETCOM SYSTEMS AB SERIES B (A)                                              500                   18,426

OM GRUPPEN AB                                                               300                   4,989

SANDVIK AB:

SERIES A                                                                    1,000                 19,742

SERIES B                                                                    200                   3,936

SECURITAS AB CLASS B                                                        500                   24,768

SKANDIA FOERSAEKRINGS AB                                                    2,700                 36,667

SKANDINAVISKA ENSKILDA BANKEN CLASS A                                       3,200                 38,862

SKANSKA AB CLASS B                                                          600                   23,475

SKF AB                                                                      400                   5,935

COMMON STOCKS - CONTINUED

                                                                           SHARES                VALUE (NOTE 1)

SWEDEN - CONTINUED

SSAB SWEDISH STEEL SERIES A                                                 300                  $ 3,159

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STORA KOPPARBERGS BERGSLAGS AB CLASS A                                      1,400                 16,416

SVENSKA CELLULOSA AB (SCA) CLASS B                                          1,000                 20,580

SVENSKA HANDELSBANKEN                                                       1,000                 37,570

SWEDISH MATCH CO.                                                           1,100                 3,330

TRELLEBORG AB CLASS B                                                       300                   2,620

VOLVO AB:

CLASS A                                                                     600                   15,507

CLASS B                                                                     1,700                 45,604

WM-DATA AB SERIES B                                                         400                   15,219

                                                                                                  905,419

SWITZERLAND - 8.3%

ABB AG                                                                      50                    56,323

ADECCO SA (BEARER)                                                          80                    36,047

ALUSUISSE LONZA HOLDING LTD., ZURICK (REG.) (A)                             40                    39,175

CREDIT SUISSE GROUP (REG.)                                                  1,350                 228,786

FISCHER (GEORG) AG (REG.)                                                   20                    5,816

HOLDERBANK FINANCIERE GLARUS AG                                             50                    9,978

HOLDERBANK FINANCIERE GLARUS AG (BEARER)                                    30                    29,562

KUONI REISEN HOLDING AG CLASS B (REG.)                                      2                     6,552

NESTLE SA (REG.)                                                            200                   358,596

NOVARTIS AG:

(BEARER)                                                                    30                    44,845

(REG.)                                                                      310                   466,088

ROCHE HOLDING AG                                                            8                     123,543

ROCHE HOLDING AG PATICIPATION CERTIFICATES                                  35                    350,156

SAIRGROUP (REG.)                                                            50                    12,017

SGS (SOCIETE GENERALE DE SURVEILLANCE) HOLDING SA                           5                     5,382

SULZER AG (REG.)                                                            20                    10,603

SWATCH GROUP AG (THE):

(BEARER)                                                                    25                    13,621

(REG.)                                                                      100                   13,237

SWISS REINSURANCE CO. (REG.)                                                75                    160,496

UNION BANK OF SWITZERLAND (A)                                               1,061                 331,245


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

VALORA HOLDING AG                                                           20                    5,281

ZURICH ALLIED AG (REG.) (A)                                                 230                   133,157

                                                                                                  2,440,506

UNITED KINGDOM - 20.4%

ABBEY NATIONAL PLC                                                          6,683                 118,206

ANGLIAN WATER PLC                                                           1,029                 14,122

ARJO WIGGINS APPLETON PLC                                                   3,168                 6,704

ASSOCIATED BRITISH FOODS PLC                                                4,795                 38,998

BAA PLC                                                                     5,110                 48,016

BARCLAYS PLC                                                                7,102                 158,704

BARRATT DEVELOPMENTS PLC                                                    1,067                 2,730

BASS PLC                                                                    3,946                 49,978

BAT INDUSTRIES PLC                                                          14,682                136,105



                                                                           SHARES                VALUE (NOTE 1)

BBA GROUP PLC                                                               1,573                $ 9,415

BG PLC                                                                      18,747                109,543

BLUE CIRCLE INDUSTRIES PLC                                                  3,646                 16,295

BOC GROUP PLC                                                               2,235                 28,519

BOOTS CO. PLC CLASS L                                                       4,498                 70,537

BPB INDUSTRIES PLC                                                          2,861                 13,092

BRITISH AEROSPACE PLC                                                       8,924                 53,836

BRITISH AIRWAYS PLC                                                         5,347                 37,999

BRITISH LAND CO. PLC                                                        2,404                 19,514

BRITISH PETROLEUM CO. PLC                                                   26,765                326,354

BRITISH SKY BROADCASTING GROUP                                              7,343                 54,300

BRITISH STEEL PLC                                                           7,267                 13,087

BRITISH TELECOMMUNICATIONS PLC                                              29,173                373,408

BTR PLC                                                                     17,166                35,039

BURMAH CASTROL PLC                                                          779                   11,589

CABLE & WIRELESS PLC                                                        10,680                97,825

CADBURY-SCHWEPPES PLC                                                       4,993                 68,995

CARADON PLC                                                                 2,172                 4,802

CARLTON COMMUNICATIONS PLC                                                  3,481                 24,133

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CENTRICA PLC (A)                                                            19,975                29,180

CGU PLC                                                                     5,839                 80,409

COATS VIYELLA PLC                                                           2,748                 2,474

COMPASS GROUP PLC                                                           3,424                 29,470

DIAGEO PLC                                                                  15,952                152,413

ELECTROCOMPONENTS PLC                                                       1,584                 9,506

EMI GROUP PLC                                                               3,622                 23,881

FKI PLC                                                                     2,190                 4,600

GENERAL ELECTRIC CO. PLC CLASS L                                            12,969                80,287

GKN PLC CLASS L                                                             3,740                 39,277

GLAXO WELLCOME PLC                                                          16,207                450,464

GRANADA GROUP PLC                                                           4,419                 53,736

GREAT UNIVERSAL STORES PLC CLASS A                                          4,995                 56,638

GUARDIAN ROYAL EXCHANGE PLC                                                 3,804                 15,439

HALIFAX, PLC                                                                11,823                130,700

HAMMERSON PLC                                                               827                   5,289

HANSON PLC                                                                  2,417                 11,455

HSBC HOLDINGS PLC                                                           4,214                 81,405

HSBC HOLDINGS PLC                                                           8,392                 162,115

HYDER PLC                                                                   565                   8,512

ICI (IMPERIAL CHEMICAL INDUSTRIES) PLC CLASS L                              3,656                 38,978

IMI PLC                                                                     1,347                 6,275

JARVIS PLC                                                                  1,041                 8,220

JOHNSON MATTHEY PLC                                                         851                   5,241

KINGFISHER PLC                                                              6,856                 53,054

LADBROKE GROUP PLC                                                          3,633                 13,770

LAND SECURITIES PLC                                                         2,868                 37,955

LASMO PLC                                                                   2,944                 7,625

LEGAL & GENERAL GROUP LTD.                                                  5,330                 59,090

LLOYDS TSB GROUP PLC                                                        23,713                267,009

LUCASVARITY PLC                                                             8,074                 27,032

MARKS & SPENCER PLC                                                         13,550                110,204

MEPC PLC                                                                    1,272                 9,582


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MISYS PLC                                                                   348                   14,564

COMMON STOCKS - CONTINUED

                                                                           SHARES                VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

NATIONAL GRID GROUP PLC                                                     4,867                $ 33,051

NATIONAL POWER PLC                                                          6,311                 49,435

NEXT PLC                                                                    1,139                 7,969

PEARSON PLC                                                                 2,787                 44,146

PENINSULAR & ORIENTAL STEAM                                                 3,061                 33,307
NAVIGATION CO.

PILKINGTON PLC                                                              3,960                 4,909

PROVIDENT FINANCIAL GROUP PLC                                               929                   13,072

PRUDENTIAL CORP. PLC                                                        9,238                 123,424

RAILTRACK PLC CLASS L                                                       2,279                 50,927

RANK GROUP PLC CLASS L                                                      2,428                 10,813

REED INTERNATIONAL PLC                                                      5,789                 40,226

RENTOKIL INITIAL PLC                                                        12,899                73,335

REUTERS GROUP PLC                                                           7,165                 56,463

REXAM PLC                                                                   3,696                 11,849

RIO TINTO PLC (REG.)                                                        5,275                 48,650

RMC INDUSTRIES, INC.                                                        1,538                 19,334

ROLLS-ROYCE PLC                                                             8,319                 25,454

ROYAL & SUN ALLIANCE INSURANCE                                              7,743                 61,385
GROUP PLC

ROYAL BANK OF SCOTLAND GROUP PLC                                            3,505                 46,939

SAFEWAY PLC                                                                 4,987                 24,651

SAINSBURY (J.) PLC                                                          7,787                 63,333

SCHRODERS PLC                                                               1,500                 35,533

SCOTTISH & NEWCASTLE BREWERIES PLC                                          2,167                 25,479

SCOTTISH POWER PLC                                                          6,131                 55,916

SIEBE PLC                                                                   9,484                 31,453

SLOUGH ESTATES PLC                                                          1,512                 7,283

SMITHKLINE BEECHAM PLC                                                      25,444                289,565

SMITHS INDUSTRIES PLC                                                       1,099                 11,247

SOUTHERN ELECTRIC PLC                                                       1,428                 12,640

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STAGECOACH HOLDINGS PLC                                                     848                   14,704

TARMAC PLC                                                                  3,841                 4,853

TATE & LYLE PLC                                                             1,628                 11,210

TAYLOR WOODROW PLC                                                          1,747                 3,752

TESCO PLC                                                                   26,889                71,340

THAMES WATER PLC                                                            1,236                 20,925

TI GROUP PLC                                                                1,730                 11,038

UNIGATE PLC                                                                 800                   6,317

UNILEVER PLC                                                                15,232                133,345

UNITED UTILITIES PLC                                                        2,898                 40,275

VICKERS PLC                                                                 678                   1,692

VODAFONE GROUP PLC                                                          13,345                167,726

WILLIAMS PLC CLASS L                                                        4,176                 23,082

WOLSELEY PLC                                                                2,040                 9,665

ZENECA GROUP PLC                                                            4,161                 153,439

                                                                                                  6,012,845

TOTAL COMMON STOCKS                                                                  26,853,350
(COST $29,012,251)



NONCONVERTIBLE PREFERRED STOCKS - 0.8%

                                                              SHARES            VALUE (NOTE 1)

AUSTRALIA - 0.1%

NEWS CORP. LTD. (THE) (LTD-VTG.)                               7,529            $ 40,844

GERMANY - 0.5%

RWE AG (NON-VTG.)                                              700               22,815

SAP AG SYSTEME ANWENDNGEN PRODUKTE IN DER DATENVERARBEITUNG    200               108,462

VOLKSWAGEN AG                                                  500               23,144

                                                                                 154,421

ITALY - 0.2%

FIAT SPA                                                       4,324             7,972

FIAT SPA (SAVINGS SHARES)                                      1,857             3,397

TELECOM ITALIA MOBILE (TIM) SA                                 7,910             28,737

TELECOM ITALIA SPA                                             2,675             13,342

                                                                                 53,448

TOTAL NONCONVERTIBLE PREFERRED STOCKS                                  248,713
(COST $201,762)





GOVERNMENT OBLIGATIONS - 8.0%

                                                      PRINCIPAL
                                                      AMOUNT

UNITED STATES OF AMERICA - 8.0%

U.S. TREASURY BILLS, YIELDS AT DATES OF
PURCHASE 4.86% TO 5.11%, 9/3/98 TO 11/27/98 (B)       $ 2,382,000                2,359,479
(COST $2,358,495)

TOTAL INVESTMENT IN SECURITIES - 100%                                          $29,461,542
(COST $31,572,508)


FUTURES CONTRACTS

                          EXPIRATION        UNDERLYING         UNREALIZED
                          DATE              FACE AMOUNT        GAIN/(LOSS)
                                            AT VALUE

PURCHASED

3 ALL ORDINARY INDEX      SEP. 1998         $ 114,814          $ (9,534)
CONTRACTS (AUSTRALIA)

22 CAC 40 INDEX           SEP. 1998          660,752            (116,488)
CONTRACTS (FRANCE)

1 DAX 30 INDEX            SEP. 1998          264,869            (66,969)
CONTRACT (GERMANY)

7 FTSE INDEX CONTRACTS    SEP. 1998          603,986            (77,551)
(UNITED KINGDOM)

2 HANG SENG INDEX         SEP. 1998          90,325             (5,188)
CONTRACTS (HONG KONG)

3 IBEX INDEX CONTRACTS    SEP. 1998          161,847            (33,975)
(SPAIN)

1 MIB 30 INDEX CONTRACT   SEP. 1998          175,705            (18,168)
(ITALY)

27 NIKKEI 300 INDEX       SEP. 1998          414,972            (49,327)
CONTRACTS (JAPAN)

2 TOPIX INDEX CONTRACTS   SEP. 1998          152,588            (18,036)
(JAPAN)

               $ 2,639,858       $ (395,236)

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 9.0%.

FORWARD FOREIGN CURRENCY CONTRACTS

                                    SETTLEMENT        VALUE             UNREALIZED
                                    DATE                                GAIN/(LOSS)

CONTRACTS TO BUY

 2,550,000 DEM                      9/17/98           $ 1,456,634       $ 24,597

 450,000 GBP                        9/17/98            755,298           25,439

 91,600,000 JPY                     9/17/98            653,327           19,273

TOTAL CONTRACTS TO BUY                                $ 2,865,259       $ 69,309
(PAYABLE AMOUNT $2,795,950)


THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 9.7%.
CONTRACTS TO SELL

 413,346 DEM                   9/17/98       $ 236,115       $ (1,116)

 62,756 GBP                    9/17/98        105,332         (332)

 12,699,000 JPY                9/17/98        90,575          (574)

TOTAL CONTRACTS TO SELL                      $ 432,022       $ (2,022)
(RECEIVABLE AMOUNT $430,000)

THE VALUE OF CONTRACTS TO SELL AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.4%.
CURRENCY ABBREVIATIONS
GBP - British pound
DEM - German deutsche mark
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $213,750.
MARKET SECTOR DIVERIFICATION (UNAUDITED)
As a Percentage of Total Value of Investments in Securities
AEROSPACE & DEFENSE                 0.4%

BASIC INDUSTRIES                    4.2

CONSTRUCTION & REAL ESTATE          3.2

DURABLES                            6.7

ENERGY                              4.7

FINANCE                             21.4

GOVERNMENT OBLIGATIONS              8.0

HEALTH                              8.8

HOLDING COMPANIES                   0.4

INDUSTRIAL MACHINERY & EQUIPMENT    4.8

MEDIA & LEISURE                     3.3

NONDURABLES                         6.7

PRECIOUS METALS                     0.1

RETAIL & WHOLESALE                  4.5

SERVICES                            1.6

TECHNOLOGY                          4.8

TRANSPORTATION                      2.3

UTILITIES                            14.1

                                    100.0%

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $8,655,856 and $154,544, respectively (see Note 3 of Notes to Financial Statements).
The market value of futures contracts opened and closed during the period amounted to $11,775,841 and $10,532,726 respectively. (see Note 3 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $459,959 and $511,389, respectively (see Note 5 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $31,572,392. Net unrealized depreciation aggregated $2,110,850, of which $2,757,442 related to appreciated investment securities and $4,868,292 related to depreciated investment securities.
SPARTAN INTERNATIONAL INDEX
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                      AUGUST 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                                                       $ 29,461,542
(COST $31,572,508) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                      305

FOREIGN CURRENCY HELD AT VALUE                                                            96,015
(COST $94,636)

UNREALIZED APPRECIATION ON                                                                69,309
FOREIGN CURRENCY CONTRACTS

RECEIVABLE FOR FUND SHARES SOLD                                                           86,673

DIVIDENDS RECEIVABLE                                                                      106,548

PURCHASE FEES RECEIVABLE                                                                  877

OTHER RECEIVABLE                                                                          188

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                                 1,514

 TOTAL ASSETS                                                                             29,822,971

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                              $ 70,276

UNREALIZED DEPRECIATION ON                                                      2,022
FOREIGN CURRENCY CONTRACTS

PAYABLE FOR FUND SHARES REDEEMED                                                238,914

PAYABLE FOR DAILY VARIATION ON                                                  10,199
FUTURES CONTRACTS

OTHER PAYABLES AND                                                              21,997
ACCRUED EXPENSES

 TOTAL LIABILITIES                                                                        343,408

NET ASSETS                                                                               $ 29,479,563

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                          $ 31,521,420

UNDISTRIBUTED NET INVESTMENT INCOME                                                       413,816

DISTRIBUTIONS IN EXCESS OF                                                                (18,524)
NET REALIZED GAIN ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                 (2,437,149)
AND ASSETS AND LIABILITIES IN
FOREIGN CURRENCIES

NET ASSETS, FOR 1,194,336 SHARES OUTSTANDING                                             $ 29,479,563

NET ASSET VALUE, OFFERING PRICE                                                           $24.68
AND REDEMPTION PRICE PER SHARE ($29,479,563 (DIVIDED BY) 1,194,336 SHARES) A


A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE
FEE.

STATEMENT OF OPERATIONS
                                                         SIX MONTHS ENDED AUGUST 31, 1998

INVESTMENT INCOME                                                               $ 439,011
DIVIDENDS

INTEREST (INCLUDING INCOME ON                                                    65,989
SECURITIES LOANED OF $1,979)

                                                                                 505,000

LESS FOREIGN TAXES WITHHELD                                                      (46,055)

 TOTAL INCOME                                                                    458,945

EXPENSES

MANAGEMENT FEE AND                                                $ 53,622
SUB-ADVISORY FEES

TRANSFER AGENT FEES                                                17,515

ACCOUNTING FEES                                                    30,297

NON-INTERESTED TRUSTEES' COMPENSATION                              69

REGISTRATION FEES                                                  63,838

AUDIT                                                              20,430

LEGAL                                                              77

 TOTAL EXPENSES BEFORE REDUCTIONS                                  185,848

 EXPENSE REDUCTIONS                                                (129,603)     56,245

NET INVESTMENT INCOME                                                            402,700

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             50,983

 FOREIGN CURRENCY TRANSACTIONS                                     (31,034)

 FUTURES CONTRACTS                                                 4,262         24,211

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             (3,962,291)

 ASSETS AND LIABILITIES IN                                         66,847
 FOREIGN CURRENCIES

 FUTURES CONTRACTS                                                 (454,944)     (4,350,388)

NET GAIN (LOSS)                                                                  (4,326,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $ (3,923,477)




STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                        SIX MONTHS ENDED  NOVEMBER 5, 1997
                                                                         AUGUST 31, 1998   (COMMENCEMENT
                                                                         (UNAUDITED)       OF OPERATIONS) TO
                                                                                           FEBRUARY 28, 1998
OPERATIONS                                                               $     402,700     $      94,151
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                                       24,211            96,652

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                       (4,350,388)        1,913,239

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (3,923,477)        2,104,042

DISTRIBUTIONS TO SHAREHOLDERS                                                  (40,427)          (50,614)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                                       (112,857)                -

 IN EXCESS OF NET REALIZED GAIN                                                (18,524)                -

 TOTAL DISTRIBUTIONS                                                          (171,808)          (50,614)

SHARE TRANSACTIONS                                                          11,879,011        25,688,131
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                                 171,669            50,614

 COST OF SHARES REDEEMED                                                    (3,281,966)       (3,363,303)

 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM SHARE TRANSACTIONS                                           8,768,714        22,375,442

PURCHASE FEES                                                                  119,923           257,341

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    4,793,352        24,686,211

NET ASSETS

 BEGINNING OF PERIOD                                                        24,686,211                 -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
 INCOME OF $413,816 AND $51,543, RESPECTIVELY)                            $ 29,479,563      $ 24,686,211

OTHER INFORMATION
SHARES

 SOLD                                                                          414,333         1,022,450

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                         6,043             2,076

 REDEEMED                                                                     (119,256)         (131,310)

 NET INCREASE (DECREASE)                                                       301,120           893,216



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS ENDED  YEAR ENDED
                                                       AUGUST 31, 1998   FEBRUARY 28,

SELECTED PER-SHARE DATA                                (UNAUDITED)       1998 E

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 27.64           $ 25.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .37               .11

 NET REALIZED AND UNREALIZED GAIN (LOSS)                (3.27)            2.29

 TOTAL FROM INVESTMENT OPERATIONS                       (2.90)            2.40

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.04)             (.06)

 FROM NET REALIZED GAIN                                 (.11)             -

 IN EXCESS OF NET REALIZED GAIN                         (.02)             -

 TOTAL DISTRIBUTIONS                                    (.17)             (.06)

PURCHASE FEES ADDED TO PAID IN CAPITAL                  .11               .30

NET ASSET VALUE, END OF PERIOD                         $ 24.68           $ 27.64

TOTAL RETURN B, C                                       (10.17)%          10.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 29,480          $ 24,686

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .36% A, F         .35% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    2.54% A           1.43% A

PORTFOLIO TURNOVER RATE                                 1% A              2% A

AVERAGE COMMISSION RATE G                              $ .0400           $ .0081




A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN
  ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
  CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
  PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL
  STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 5, 1997 (COMMENCEMENT OF
  OPERATIONS) TO FEBRUARY 28, 1998.
F  FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES
   DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S
   EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES
   TO FINANCIAL STATEMENTS).
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE
  PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
  THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
  DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
  WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED AUGUST 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
The Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
SPARTAN TOTAL MARKET INDEX AND SPARTAN EXTENDED MARKET INDEX FUNDS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INTERNATIONAL INDEX FUND. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchase and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distribute substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
PURCHASE FEES. Shares purchased in the funds are subject to a purchase fee equal to 0.50%, 0.75% and 1.00% of the amounts invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. This fee, which is retained by each fund, is accounted for as an addition to paid in capital
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts." FUTURES CONTRACTS. The funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities), the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.24%, 0.24% and 0.34% of the average net assets of Spartan Total Market Index , Spartan Extended Market Index and Spartan International Index, respectively. SUB-ADVISER FEE. FMR and each of the funds have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to each of the funds. For providing these services to Spartan Extended Market Index and Spartan Total Market Index, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays Bankers Trust fees at an annual rate of 0.0650% of the average net assets of the fund, plus fees of up to $200,000 annually.
In addition, each fund pays Bankers Trust fees equal to 40% of net income from each fund's securities lending program. For the period, the funds paid Bankers Trust the following amounts:
  PERCENTAGE
  OF AVERAGE
 AMOUNT NET ASSETS
Spartan Total Market Index $3,799 0.01%*
Spartan Extended Market Index 8,325 0.04%*
Spartan International Index 792 0.01%*
* ANNUALIZED.
This fee is included in the caption "Management fee and sub-advisory fee" on each of the fund's statement of operations.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC) an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15%, .14% and .11% of the average net assets of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively.
ACCOUNTING FEES. FSC, maintains each fund's accounting records. The fee is based on the level of average net assets of each fund for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The funds loaned securities to brokers who paid the funds negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
6. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse each fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above the following annual rates of average net assets for each of the following funds:

                                FMR
                                EXPENSE
                                LIMITATIONS           REIMBURSEMENT
Spartan Total Market Index        .25%                  $182,723
Spartan Extended Market Index     .25%                   149,238
Spartan International Index       .35%                   129,603

These agreements will continue through December 31, 1999.
In addition, the funds, or FMR on behalf of the funds, have entered into an agreement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the funds' expenses. During the period, fees were reduced by $283 and $275 by the custodian for Spartan Total Market Index and Spartan Extended Market Index, respectively, under this arrangement.
7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of more than 5% of the outstanding shares of the following funds:
BENEFICIAL INTEREST
                                 %
                              OWNERSHIP
Spartan Extended Market Index    21
Spartan International Index      57
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
  fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS
THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bankers Trust Company
New York, NY
* INDEPENDENT TRUSTEES

SIF-SANN-1098   63273
1.707985.100

FIDELITY'S INDEX FUNDS
Spartan Extended Market Index Fund
Spartan International Index Fund
Spartan Market Index Fund
Spartan Total Market Index Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
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 for the deaf and hearing impaired
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(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIDELITY
U.S. BOND INDEX
FUND

SEMIANNUAL REPORT
AUGUST 31, 1998
(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 26  NOTES TO THE FINANCIAL STATEMENTS.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
 Retirement Plan Level Accounts
  Corporate Clients (800) 962-1375
  "Not For Profit" Clients (800) 343-0860
 Financial and Other Institutions
  Nationwide (800) 843-3001
 Other Investors (800) 544-6666

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
The dramatic volatility we've seen in recent months in the world's stock and bond markets might seem at first glance to be unprecedented in its scope and duration. In fact, however, the U.S. stock market has declined by more than 10% 12 times just since 1970, only to recover and go on to new highs each time. As has been the case recently, segments of the bond market - most notably U.S. Treasuries - frequently have thrived in such periods as investors seek a safer home for their funds.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998     PAST 6  PAST 1  PAST 5  LIFE OF
                                  MONTHS  YEAR    YEARS   FUND

FIDELITY US BOND INDEX            4.76%   10.79%  38.49%  110.13%

LB AGGREGATE BOND                 4.58%   10.57%  38.80%  108.17%

INTERMEDIATE US GOVERNMENT FUNDS  4.32%   9.55%   30.84%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 8, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate US government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 121 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1998     PAST 1  PAST 5  LIFE OF
                                  YEAR    YEARS   FUND

FIDELITY US BOND INDEX            10.79%  6.73%   9.14%

LB AGGREGATE BOND                 10.57%  6.78%   9.02%

INTERMEDIATE US GOVERNMENT FUNDS  9.55%   5.51%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$100,000 OVER LIFE OF FUND
             U.S. Bond Index Fund        LB Aggregate Bond
             00651                       LB001
  1990/03/08     100000.00                   100000.00
  1990/03/31     100334.13                   100200.26
  1990/04/30      99232.62                    99278.42
  1990/05/31     102189.26                   102217.06
  1990/06/30     103637.46                   103862.75
  1990/07/31     105211.59                   105296.06
  1990/08/31     103898.15                   103885.09
  1990/09/30     104751.63                   104747.34
  1990/10/31     106143.01                   106077.63
  1990/11/30     108273.07                   108358.30
  1990/12/31     110005.55                   110048.69
  1991/01/31     111316.41                   111413.29
  1991/02/28     112055.04                   112360.31
  1991/03/31     112952.27                   113135.59
  1991/04/30     114289.10                   114357.46
  1991/05/31     115089.04                   115020.73
  1991/06/30     114998.91                   114963.22
  1991/07/31     116575.94                   116561.21
  1991/08/31     119079.57                   119078.93
  1991/09/30     121585.25                   121496.23
  1991/10/31     122981.96                   122844.84
  1991/11/30     124257.93                   123975.01
  1991/12/31     128015.40                   127657.07
  1992/01/31     126511.27                   125920.93
  1992/02/29     127201.55                   126739.42
  1992/03/31     126754.56                   126029.68
  1992/04/30     127580.12                   126937.09
  1992/05/31     129996.05                   129336.20
  1992/06/30     131918.90                   131121.04
  1992/07/31     134833.17                   133795.91
  1992/08/31     136292.03                   135147.25
  1992/09/30     137967.69                   136755.50
  1992/10/31     136317.08                   134936.66
  1992/11/30     136256.71                   134963.64
  1992/12/31     138217.87                   137109.57
  1993/01/31     140967.33                   139742.07
  1993/02/28     143813.29                   142187.56
  1993/03/31     144409.44                   142784.74
  1993/04/30     145487.25                   143784.24
  1993/05/31     145670.64                   143971.16
  1993/06/30     148202.15                   146577.03
  1993/07/31     149308.26                   147412.52
  1993/08/31     151733.88                   149992.24
  1993/09/30     152252.00                   150397.22
  1993/10/31     152763.63                   150953.69
  1993/11/30     151516.01                   149670.58
  1993/12/31     152335.03                   150478.81
  1994/01/31     154246.91                   152510.27
  1994/02/28     151546.54                   149856.59
  1994/03/31     148345.96                   146155.13
  1994/04/30     147082.69                   144985.89
  1994/05/31     146961.57                   144971.39
  1994/06/30     146846.42                   144652.46
  1994/07/31     149481.52                   147531.04
  1994/08/31     149682.61                   147708.08
  1994/09/30     147691.69                   145536.77
  1994/10/31     147616.35                   145405.79
  1994/11/30     147378.55                   145085.89
  1994/12/31     148355.28                   146086.99
  1995/01/31     151119.14                   148979.51
  1995/02/28     154420.52                   152525.22
  1995/03/31     155258.79                   153455.62
  1995/04/30     157445.95                   155604.00
  1995/05/31     163459.44                   161625.88
  1995/06/30     164724.05                   162805.75
  1995/07/31     164468.64                   162447.57
  1995/08/31     166233.98                   164413.19
  1995/09/30     167825.55                   166008.00
  1995/10/31     170226.02                   168166.10
  1995/11/30     172626.38                   170688.59
  1995/12/31     175058.06                   173078.23
  1996/01/31     176222.54                   174220.55
  1996/02/29     173149.98                   171189.11
  1996/03/31     171911.37                   169990.79
  1996/04/30     170786.38                   169038.84
  1996/05/31     170482.12                   168700.76
  1996/06/30     172616.98                   170961.35
  1996/07/31     173139.90                   171422.95
  1996/08/31     172842.80                   171131.53
  1996/09/30     175690.27                   174109.22
  1996/10/31     179590.05                   177974.44
  1996/11/30     182646.39                   181017.80
  1996/12/31     180984.46                   179334.34
  1997/01/31     181371.40                   179890.28
  1997/02/28     181682.83                   180340.00
  1997/03/31     179823.39                   178338.23
  1997/04/30     182635.09                   181013.30
  1997/05/31     184088.01                   182732.93
  1997/06/30     186396.97                   184907.45
  1997/07/31     191235.46                   189899.95
  1997/08/31     189667.54                   188285.80
  1997/09/30     192553.43                   191072.43
  1997/10/31     195298.01                   193842.98
  1997/11/30     196212.75                   194734.66
  1997/12/31     198262.66                   196701.48
  1998/01/31     200838.35                   199219.26
  1998/02/28     200587.29                   199059.88
  1998/03/31     201355.50                   199736.69
  1998/04/30     202263.39                   200775.32
  1998/05/31     204148.52                   202682.68
  1998/06/30     206019.11                   204405.48
  1998/07/31     206558.77                   204834.74
  1998/08/31     210134.26                   208173.54
IMATRL PRASUN   SHR__CHT 19980831 19980908 170815 R00000000000105
$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity US Bond Index Fund on March 8, 1990, when the fund started. As the chart shows, by August 31, 1998, the value of the investment would have grown to $210,134 - a 110.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $208,174 - a 108.17% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
DIVIDENDS AND YIELD
PERIODS ENDED AUGUST 31, 1998  PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            5.73(CENTS)  35.51(CENTS)  71.69(CENTS)

ANNUALIZED DIVIDEND RATE       6.20%        6.51%         6.65%

30-DAY ANNUALIZED YIELD        5.70%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.88 over the past one month, $10.82 over the past six months and $10.78 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 5.49%.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Thomas Silvia became Portfolio Manager of Fidelity U.S. Bond Index on July 15, 1998
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six-month period that ended August 31, 1998, the fund had a total return of 4.76%, compared to the Lehman Brothers Aggregate Bond Index's return of 4.58%. For another comparison, the intermediate U.S. government funds average returned 4.32% for the same six-month period, as tracked by Lipper Analytical Services. For the 12-month period that ended August 31, 1998, the fund returned 10.79%. The Lehman Brothers Aggregate Bond Index returned 10.57% and the intermediate U.S. government funds average returned 9.55% for the same one-year period.
Q. WHAT FACTORS SHAPED THE BOND MARKET'S PERFORMANCE OVER THE PAST SIX
MONTHS?
A. Uncertainty about the economic, fiscal and political health of Asia, Latin America and Russia were the primary factors influencing the bond market's performance. The turmoil in those regions was the catalyst for the U.S. Treasury market rally. Because Treasuries were viewed as a safe harbor from the intensifying global storm and the faltering U.S. stock market, investors flocked to them, pushing their yields to a 30-year low.
Q. HOW DID THE NON-GOVERNMENT SECTORS OF THE BOND MARKET PERFORM?
A. As investors increasingly became concerned that the slowing global economy would have negative consequences for corporate earnings, corporate bonds were volatile throughout much of the period. In August, however, earnings fears worsened and corporate bonds had one of their worst months ever in response. Mortgage securities also suffered, but for a much different reason. While lower interest rates were good news for homeowners, they spelled trouble for mortgage investors. The rate at which mortgages are prepaid due to homeowner refinancing activity is likely to accelerate dramatically, leaving many mortgage investors to re-deploy their investments into newer mortgage securities at lower prevailing interest rates. In anticipation of higher prepayments, investors pushed the prices of mortgage securities lower. For the six-month period that ended August 31, 1998, here's how individual sectors within the index performed: mortgage-backed securities, at about 31% of the index, returned 3.60%; corporate securities, which accounted for nearly 20% of the index, returned 3.34%; agency securities, at about 8% of the index, returned 5.07%; and asset-backed securities, at less than 1% of the index, returned 4.07%. Those returns compared to the 5.90% return of U.S. Treasury securities, which made up about 40% of the index.
Q. TURNING TO THE FUND, WHAT HELPED ITS PERFORMANCE RELATIVE TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX?
A. While my goal is to manage so that the fund's performance tracks that of the Lehman Brothers Aggregate Bond Index, it's impractical to buy every security in the index, which is made up of about 4,000 individual securities. Instead, I choose representative securities. In the corporate sector, for example, the fund had a modest underweighting in bonds with a long duration relative to the index. Duration measures how sensitive a bond's price is to changes in interest rates. Since long-duration bonds suffered more than others during the market's August sell-off, emphasizing shorter-maturity bonds was a plus for the fund.
Q. WERE THERE OTHER FACTORS THAT HELPED THE FUND OUTPACE THE INDEX?
A. Yes, there were. The fund also had an edge over the index because of the types of Yankee bonds it owned. Yankee bonds are dollar-denominated bonds issued in the United States by foreign banks, corporations and governments. The fund had a slightly smaller weighting in Yankee bonds issued by Asian entities, which performed extremely poorly during the period, and a slightly larger weighting in high-quality Yankee bonds issued by Canadian provinces, which fared better.
Q. WHAT TYPES OF MORTGAGE SECURITIES DID THE FUND EMPHASIZE IN LIGHT OF ACCELERATED PREPAYMENT RATES?
A. The fund had a smaller weighting - relative to the Lehman Brothers Aggregate Bond Index - in securities backed by mortgage loans recently underwritten, which tend to be the most likely to be refinanced when rates fall. Instead, the fund emphasized "seasoned" mortgages - those that have been outstanding for some period of time and, for one reason or another, have not been prepaid despite being presented with several opportunities to do so.
Q. WHICH TREASURY SECURITIES WERE ATTRACTIVE DURING THE YEAR?
A. The fund emphasized older Treasury securities and generally avoided the more-recently issued securities. Newly issued Treasuries have a higher amount of liquidity, meaning they are more easily traded. Because of that liquidity, the prices of newly issued Treasuries tend to be expensive relative to comparable older securities.
Q. WHAT'S YOUR OUTLOOK?
A. With problems overseas showing no signs of abating over the short-term, I'll pay particular attention to identifying - with the help of Fidelity's research team - high-quality corporate securities that we believe are less vulnerable to the world's economic challenges. But no matter what the investment environment, I will attempt to keep the fund's performance in line with its benchmark, as it is designed to do.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SILVIA ON HIS INVESTMENT
STRATEGY:
"In managing the U.S. Bond Index
Fund, I use an investment process
known as stratified sampling, which
allows me to assemble a portfolio
that replicates the characteristics
of the index by investing in
representative issues. Those
characteristics can include
maturity, duration, sector, credit
quality and others.
"This is how stratified sampling
works in practice using duration -
which measures a security's price
sensitivity to changes in interest
rates - as an example. I manage
the duration of the fund and the
distribution of duration to
approximate the index. First, I
determine what percent of
securities in the index falls within
a duration of zero to one year, one
to two years and so on. After that, I
identify securities that will give
the fund the same duration
breakdown as the index. I repeat
that procedure for other security
characteristics including sector,
maturity, credit quality and
others. With the help of Fidelity's
quantitative research staff, I
choose securities that have the
characteristics I'm looking for and
that also offer the potential to
perform better than other
securities with similar
characteristics."
FUND FACTS
GOAL: to provide returns
consistent with those of the
Lehman Brothers Aggregate
Bond Index
START DATE: March 8, 1990
SIZE: as of August 31, 1998,
more than $1.0 billion
MANAGER: Thomas Silvia, since
July 1998; manager, other
Fidelity and Spartan bond
funds; joined Fidelity in 1985
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF AUGUST 31, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                7   69.8
                   1
                   .
                   6

AA                 0   1.5
                   .
                   4

A                  8   7.9
                   .
                   2

BAA                1   11.4
                   2
                   .
                   6

BA                 0   2.0
                   .
                   0

NOT RATED          0   0.0
                   .
                   3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1998
                                                  6 MONTHS AGO

YEARS  7.6                                        7.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1998
                                                  6 MONTHS AGO

YEARS  4.4                                        4.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF AUGUST 31, 1998* AS OF FEBRUARY 28, 1998**

U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 42.0%
MORTGAGE-BACKED
SECURITIES 28.3%
CORPORATE BONDS 22.4%
FOREIGN GOVERNMENT
OBLIGATIONS 0.4%
OTHER 0.0%
SHORT-TERM
INVESTMENTS 6.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 41.2%
MORTGAGE-BACKED
SECURITIES 27.2%
CORPORATE BONDS 23.0%
FOREIGN GOVERNMENT
OBLIGATIONS 1.0%
OTHER 0.2%
SHORT-TERM
INVESTMENTS 7.4%
ROW: 1, COL: 1, VALUE: 41.4
ROW: 1, COL: 2, VALUE: 28.3
ROW: 1, COL: 3, VALUE: 22.4
ROW: 1, COL: 4, VALUE: 1.0
ROW: 1, COL: 5, VALUE: 0.0
ROW: 1, COL: 6, VALUE: 6.9
ROW: 1, COL: 1, VALUE: 40.6
ROW: 1, COL: 2, VALUE: 26.8
ROW: 1, COL: 3, VALUE: 22.6
ROW: 1, COL: 4, VALUE: 1.8
ROW: 1, COL: 5, VALUE: 1.0
ROW: 1, COL: 6, VALUE: 7.4

* FOREIGN
 INVESTMENTS 4.9%
** FOREIGN
 INVESTMENTS 4.1%
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 22.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - 0.9%
DEFENSE ELECTRONICS - 0.9%
Raytheon Co.:
6.30%, 8/15/00  Baa $ 3,000,000 $ 3,026,010  755111AG
 5.95%, 3/15/01  Baa  3,300,000  3,303,960  755111AH
 6.45%, 8/15/04  Baa  3,470,000  3,519,899  755111AD
  9,849,869
BASIC INDUSTRIES - 0.7%
CHEMICALS & PLASTICS - 0.7%

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Methanex Corp. yankee 8 7/8%, 11/15/01  A2  2,820,000  2,920,364
59151KAA
Praxair, Inc. 6.15%, 4/15/03  A3  5,100,000  5,103,213  74005PAG
  8,023,577
CONSTRUCTION & REAL ESTATE - 0.7%
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Centerpoint Properties Trust 6 3/4%, 4/1/05  Baa  1,210,000  1,216,716
151895AB
Equity Office Properties Trust 6.376%, 2/15/02  Baa  2,550,000
2,569,304  268766AZ
Weeks Realty L.P. 6 7/8%, 3/15/05  Baa  4,000,000  3,930,000  948571AA
  7,716,020
DURABLES - 0.5%
TEXTILES & APPAREL - 0.5%
Levi Strauss & Co. 7%, 11/1/06 (b)  Baa  5,000,000  4,937,500
52736RAC
ENERGY - 0.1%
OIL & GAS - 0.1%
Nationale Elf Aquitaine yankee
7 3/4%, 5/1/99  Aa3  250,000  253,525  833658AC
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa  390,000  391,681
67461FFJ
  645,206
FINANCE - 10.8%
ASSET-BACKED SECURITIES - 1.6%
Associates Manufactured Housing Contract
Pass-Through Certificates 7%, 3/15/27   Aaa  5,000,000  5,120,313
126342DV
BankAmerica Manufacturing Housing
Center Trust V 6.20%, 4/10/09   Aaa  2,390,000  2,408,672  06606TAE
Case Equipment Loan Trust 6.45%, 9/15/02   Aaa  1,000,000  1,014,680
147440AV
Green Tree Financial Corp. 6.45%, 5/15/27   Aaa  773,963  775,650
393505MB
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Key Auto Finance Trust Class C
6.65%, 10/15/03   Baa $ 664,936 $ 670,339  493063AP
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  33,780  33,779
49326LAB
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07   Aaa  3,000,000  3,178,260  55262TCN
Olympic Automobile Receivables Trust
6 1/8%, 11/15/04   Aaa  978,739  982,409  68158PCM
Premier Auto Trust 6%, 5/6/00   Aaa  637,760  638,353  74046RCY
WFS Financial Owner Trust 6.90%, 12/20/03  Aaa  2,370,000   928951AR
2,402,588  928951AR
  17,225,043
BANKS - 5.1%
Banco Latinoamericano Exportaciones SA euro
6.90%, 12/4/99 (b)  Baa  1,000,000  995,625  05960CAW
BanPonce Corp. 6.488%, 3/3/00  A3  1,440,000  1,461,096  06670VAX
Barclays Bank PLC yankee:
5 7/8%, 7/15/00  A1  5,400,000  5,406,750  06738CAA
 5.95%, 7/15/01  A1  5,950,000  5,976,537  06738CAB
Barnett Banks, Inc. 10 7/8%, 3/15/03  A1  1,020,000  1,221,532
06805LAA

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Capital One Bank:
6.42%, 11/12/99  Baa  1,000,000  1,002,300  14040EDP
 6 3/8%, 2/15/03  Baa  4,400,000  4,461,908  14040EDZ
Den Danske Bank 6 3/8%, 6/15/08 (b)(d)  A1  7,770,000  7,815,455
248204AC
First Security Corp. 7 1/2%, 9/1/02  Baa  3,000,000  3,146,775
336294AF
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa  1,000,000  1,055,630  337162AD
Firstar Corp. 7.15%, 9/1/00  A3  1,300,000  1,300,000  33761CAC
Fleet/Norstar Financial Group, Inc.
9.90%, 6/15/01  A3  1,390,000  1,531,502  339018AD
Kansallis-Osake-Pankki 10%, 5/1/02  A3  2,600,000  2,933,190  484610AB
Merita Bank Ltd. yankee 6 1/2%, 1/15/06  A3  2,100,000  2,076,627
589969AA
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  Aa3  330,000  334,257  597418AA
NCNB Corp. 10.20%, 7/15/15  A1  2,000,000  2,703,280  628855AN
Popular, Inc. 6.40%, 8/25/00  A3  2,540,000  2,562,352  73317PAB
Provident Bank 6 3/8%, 1/15/04  Baa  1,500,000  1,505,505  743838AJ
Providian National Bank 6 1/4%, 5/7/01  Baa  4,700,000  4,728,482
74406VAB
Union Planters Corp. 6 3/4%, 11/1/05  Baa  1,500,000  1,496,280
908068AF
  53,715,083
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 2.4%
AT&T Capital Corp. 6 1/4%, 5/15/01  Baa $ 4,350,000 $ 4,365,747
00206HH6
Ahmanson Capital Trust I 8.36%, 12/1/26 (b)  Baa  3,000,000  3,195,510
008682AA
Boatmens Auto Trust 6.35%, 10/15/01  A2  430,000  430,806  096647AD
Countrywide Funding Corp. 6.45%, 2/27/03  A3  4,000,000  4,054,000
22237LFD
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (b)  Baa  3,093,924  3,173,840  281025AA
First Security Capital I 8.41%, 12/15/26  A3  3,000,000  3,362,460
33620VAE
Heller Financial, Inc. 6 1/2%, 5/15/00  A3  2,000,000  2,022,180
423328AW
MCN Investment Corp.:
5.84%, 2/1/99  Baa  1,460,000  1,459,387  55268KAA
 6.03%, 2/1/01  Baa  1,940,000  1,957,285  55268KAB
Money Store, Inc. 7.30%, 12/1/02  A2  1,800,000  1,894,500  60934TAQ
Union Acceptance Corp. 7.075%, 7/10/02  Baa  124,683  125,345
902537AB
  26,041,060
INSURANCE - 0.6%
Metropolitan Life Insurance Co.
6.30%, 11/1/03 (b)  A1  3,560,000  3,556,262  592173AA
Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (b)  A1  2,690,000  2,728,225  638671AA
  6,284,487
SAVINGS & LOANS - 0.6%
Home Savings of America Irwindale Calif.
FSB 6 1/2%, 8/15/04  A3  2,000,000  2,024,140  436904AW
Long Island Savings Bank:
FSB Melville NY 7%, 6/13/02  Baa  2,120,000  2,180,123  54270EAA
 6.20%, 4/2/01  Baa  2,050,000   54270EAB 2,058,733  54270EAB
  6,262,996
SECURITIES INDUSTRY - 0.5%
Amvescap PLC 6.375%, 5/15/03  A3  4,835,000  4,837,031  03235EAC
TOTAL FINANCE   114,365,700
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Tyco International Group SA yankee
6 3/8%, 6/15/05  Baa  2,920,000  2,902,480  902118AB
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
MEDIA & LEISURE - 1.8%
BROADCASTING - 1.5%
Hearst-Argyle Television, Inc. 7%, 11/15/07  Baa $ 5,000,000 $
5,039,000  422317AA
TCI Communications, Inc. 8.25%, 1/15/03  Baa  5,000,000  5,375,500
879240AS
Time Warner, Inc.:
7.95%, 2/1/00  Baa  2,400,000  2,458,776  887315AL
 7.98%, 8/15/04  Baa  2,000,000  2,146,600  887315AV
 8.18%, 8/15/07  Baa  1,000,000  1,084,910  887315AX
  16,104,786
PUBLISHING - 0.3%
News America Holdings, Inc.:
8 5/8%, 2/1/03  Baa  1,000,000  1,079,660  652478AG
 8 1/2%, 2/15/05  Baa  2,080,000  2,253,701  652478AJ
  3,333,361
TOTAL MEDIA & LEISURE   19,438,147
NONDURABLES - 0.5%
TOBACCO - 0.5%
Philip Morris Companies, Inc.:
7 1/4%, 9/15/01  A2  2,400,000  2,463,960  718154CD
 7%, 7/15/05  A2  2,500,000  2,566,125  718154CJ
   5,030,085
RETAIL & WHOLESALE - 0.6%
GENERAL MERCHANDISE STORES - 0.6%
Federated Department Stores, Inc.:
8 1/8%, 10/15/02   Baa  4,000,000  4,228,080  31410HAF
 6.79%, 7/15/27  Baa  1,800,000  1,842,246  31410HAJ
TOTAL RETAIL & WHOLESALE   6,070,326
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.4%
Comdisco, Inc.:
6.55%, 2/4/00  Baa  1,500,000  1,519,035  20033REL
 9.30%, 6/27/00  Baa  1,250,000  1,327,700  20033RBF
 9 1/4%, 7/6/00  Baa  375,000  398,273  20033RBH
 5 3/4%, 2/15/01  Baa  1,605,000  1,601,132  200336AN
  4,846,140
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.4%
Continental Airlines Pass Through Trust
pass through certificate 7.42%, 10/1/08  Baa $ 1,472,300 $ 1,495,621
210805BF
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa  3,000,000  3,178,560
247361AE
  4,674,181
RAILROADS - 0.7%
CSX Corp. 6.46%, 6/22/05  Baa  2,000,000  2,031,680  12641LBP
Canadian National Railway Co.
6.90%, 7/15/28  Baa  2,400,000  2,235,168  136375BD
Wisconsin Central Transport Corp.
6 5/8%, 4/15/08  Baa  2,600,000  2,580,656  976592AA
  6,847,504
TOTAL TRANSPORTATION   11,521,685
UTILITIES - 4.0%
CELLULAR - 1.0%
AirTouch Communications, Inc.:
6.35%, 6/1/05  Baa  3,000,000  2,994,270  00949TAE
 6.65%, 5/1/08  Baa  2,000,000  1,989,080  00949TAD
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  3,470,000  3,487,315  12682PAA
360 Degrees Communications Co.
7 1/8%, 3/1/03  Baa  2,000,000  2,087,680  885571AA
  10,558,345
ELECTRIC UTILITY - 1.6%
Avon Energy Partners Holdings
6.73%, 12/11/02 (b)  Baa  3,000,000  3,104,130  054042AA
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  Aa2  930,000  989,288  110601CB
DR Investment yankee 7.10%, 5/15/02 (b)  Baa  1,200,000  1,204,256
23330WAA
Israel Electric Corp. 7.10%, 12/17/07 (b)  A3  3,000,000  2,953,230
46507VAA
Massachusetts Electric Co. 6.78%, 11/20/06  A1  2,000,000  2,147,480
57564ECC
Philadelphia Electric Co. 5 5/8%, 11/1/01  Baa  6,460,000  6,386,356
717537DL
  16,784,740
GAS - 1.0%
Columbia Gas System, Inc.:
6.39%, 11/28/00  A3  3,000,000  3,036,090  197648BY
 6.61%, 11/28/02  A3  1,000,000  1,018,680  197648BZ
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
GAS - CONTINUED
Sonat, Inc. 9 1/2%, 8/15/99  A3 $ 3,238,000 $ 3,353,629  835415AB
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa  3,020,000  3,360,988
844895AK
  10,769,387
TELEPHONE SERVICES - 0.4%
WorldCom, Inc.:
9 3/8%, 1/15/04  Baa  1,891,000  1,976,152  98155KAD
 8 7/8%, 1/15/06  Baa  2,014,000  2,183,961  98155KAE
  4,160,113
TOTAL UTILITIES   42,272,585
TOTAL NONCONVERTIBLE BONDS
(Cost $236,256,996)   237,619,320
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 42.0%
U.S. TREASURY OBLIGATIONS - 35.1%
5 5/8%, 11/30/99   Aaa  13,160,000  13,242,250  9128273P
8 1/2%, 2/15/00   Aaa  30,000,000  31,429,800  912827YN
5 3/4%, 10/31/00   Aaa  42,000,000  42,656,040  912827V6
5 3/8%, 2/15/01   Aaa  3,856,000  3,891,552  9128273W
12%, 5/15/05   Aaa  17,000,000  23,590,220  912810DQ
10 3/4%, 8/15/05   Aaa  35,450,000  47,048,886  912810DR
7%, 7/15/06   Aaa  28,000,000  31,377,360  912827Y5
12 3/4%, 11/15/10 (callable)   Aaa  5,150,000  7,455,449  912810CS
9 7/8%, 11/15/15   Aaa  18,300,000  27,404,250  912810DT
8 7/8%, 8/15/17   Aaa  48,885,000  68,584,188  912810DZ
9%, 11/15/18   Aaa  19,855,000  28,404,960  912810EB
7 1/4%, 2/15/23   Aaa  38,900,000  47,603,875  912810EP
  372,688,830
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Fannie Mae:
7.40%, 7/1/04  Aaa  2,700,000  2,955,231  31359CAT
 7.49%, 3/2/05 . Aaa  1,050,000  1,160,901  31364BAL
 7.65%, 3/10/05  Aaa  2,000,000  2,236,240  31359CBH
 5 3/4%, 6/15/05  Aaa  4,100,000  4,158,917  31359MDW
 6%, 5/15/08  Aaa  4,635,000  4,762,463  31359MDU
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Agricultural Mortgage Corporation:
7.44%, 5/25/00  Aaa $ 500,000 $ 517,500  31315HAQ
 6.92%, 8/10/02  Aaa  1,040,000  1,097,200  31315HDV
 Series 1993-D, 5.23%, 5/15/05  Aaa  540,000  533,925  400907AD
 Series 1994-C, 6.61%, 9/15/99  Aaa  81,930  82,249  400907AJ
Federal Farm Credit Bank 5.97%, 3/11/05  Aaa  5,000,000  5,132,050
31331RRQ
Federal Home Loan Bank:
7.31%, 6/16/04  Aaa  2,040,000  2,216,276  313390KE
 7.38%, 8/5/04  Aaa  460,000  503,626  313390TB
Freddie Mac 8%, 1/26/05  Aaa  1,000,000  1,132,500  3134002S
Government Loan Trusts (assets of Trust guaranteed
by U.S. Government through Agency for
International Development) 8 1/2%, 4/1/06  Aaa  2,705,000  3,012,018
38373PAB
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  Aaa  562,247  595,532  383752CF
  Class 2-E, 9.40%, 5/15/02  Aaa  1,442,612  1,522,821  383752DP
  Class T-3, 9 5/8%, 5/15/02  Aaa  1,910,260  2,015,324  383665BD
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S.
Government through Export-Import Bank):
 Series 1993-C, 5.20%, 10/15/04  Aaa  1,174,444  1,161,232  400907AC
  Series 1995-A, 6.28%, 6/15/04  Aaa  9,571,765  9,745,014  40074PAA
  Series 1995-B, 6.13%, 6/15/04  Aaa  12,000,000  12,168,000  40074PAB
Guaranteed Trade Trust Certificates
(assets of Trust guaranteed by U.S.
Government through Export-Import Bank)
Series 1997-A, 6.104%, 7/15/03  Aaa  4,166,667  4,221,667  400757AF
Overseas Private Investment Corp. (U.S.
Government guaranteed participation certificate)
Series 1994-195, 6.08%, 8/15/04 (callable)  Aaa  1,462,800  1,494,294
690353AR
 Series 1994-196, 5.926%, 6/15/05  -  3,000,000  3,055,140  690353CM
Private Export Funding Corp. secured:
5.65%, 3/15/03  Aaa  1,593,000  1,602,956  742651BU
 5.48%, 9/15/03  Aaa  1,787,500  1,782,473  742651BV
 5.80%, 2/1/04  Aaa  1,900,000  1,930,476  742651BW
 6.86%, 4/30/04  Aaa  819,000  845,618  742651BY
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1995-A, 8.27%, 8/1/03  Aaa $ 1,000,000 $ 1,115,450  911759AJ
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   72,757,093
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $426,589,027)   445,445,923
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 26.0%
FANNIE MAE - 13.9%
5 1/2%, 9/1/00 to 4/1/11   Aaa  11,579,631  11,469,326  313615T9
6%, 1/1/01 to 4/1/28   Aaa  28,557,457  28,481,689  31372FG8
6 1/2%, 11/1/08 to 4/1/28   Aaa  55,510,000  55,972,578  31371GHC
7%, 12/1/11 to 9/1/28   Aaa  32,129,995  32,739,351  31370W9E
7 1/2%, 11/1/07 to 4/1/28   Aaa  5,854,336  6,010,128  31368STA
8%, 9/1/28   Aaa  5,822,000  6,031,228  31370S9T
8 1/2%, 6/1/17 to 7/1/24   Aaa  1,995,810  2,084,227  31373BT6
9 1/2%, 12/1/09 to 9/1/21   Aaa  3,169,059  3,415,182  31375QNM
10 3/4%, 9/1/10 to 5/1/14   Aaa  235,723  261,749  31360VY7
11 1/4%, 5/1/14   Aaa  36,527  41,308  31360JG8
11 1/2%, 8/1/14   Aaa  129,445  146,329  31361BMX
12 1/2%, 1/1/15   Aaa  41,212  47,730  31360TLT
13%, 12/1/14 to 1/1/15   Aaa  103,204  123,522  31360NUQ
13 1/2%, 8/1/14 to 11/1/14   Aaa  34,448  41,639  31360MFT
14%, 3/1/12 to 9/1/13   Aaa  120,645   313605KV 143,971  313605KV
  147,009,957
FREDDIE MAC - 1.9%
6 1/2%, 10/1/07   Aaa  618,143  625,523  31294JFD
7%, 6/1/99 to 7/1/26   Aaa  1,530,123  1,540,796  31335SG5
7 1/2%, 10/1/27 to 4/1/28   Aaa  8,343,699  8,570,482  31292GUW
8%, 7/1/16 to 2/1/28   Aaa  3,430,646  3,550,366  3128FWD9
8 1/2%, 9/1/19   Aaa  21,728  22,905  31347WD9
9%, 11/1/01 to 10/1/16   Aaa  411,019  430,918  31295VFW
9 1/2%, 10/1/08 to 2/1/10   Aaa  873,109  929,941  31340MYC
10%, 6/1/20   Aaa  99,821  109,428  313959TD
10 1/2%, 1/1/01 to 2/1/19   Aaa  486,098  533,116  31343FBK
11%, 1/1/06 to 9/1/20   Aaa  2,397,436  2,691,356  31340V6P
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FREDDIE MAC - CONTINUED
11 1/2%, 8/1/13 to 10/1/15   Aaa $ 157,249 $ 177,595  31340AXS
11 3/4%, 9/1/13   Aaa  71,189  80,916  31340AHS
12%, 2/1/13 to 7/1/15   Aaa  50,361  57,946  313401MA
12 3/4%, 8/1/12 to 10/1/13   Aaa  139,828  163,417  31340QJ3
13 1/2%, 1/1/23   Aaa  302,837   31290KVV 362,163  31290KVV
  19,846,868
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.2%
6%, 12/15/08 to 4/15/09   Aaa  2,001,678  2,017,870  36203CMD
6 1/2%, 11/15/23 to 6/15/24   Aaa  6,790,193  6,856,759  36204NMT
7%, 12/15/22 to 9/15/28   Aaa  27,416,574  27,985,389  36207RYM
7 1/2%, 2/15/17 to 4/15/28   Aaa  41,048,123  42,277,793  36206AQK
8%, 11/15/16 to 8/15/27   Aaa  13,581,656  14,096,203  36223SKL
9%, 7/15/18   Aaa  23,271  25,014  36219EUJ
9 1/2%, 1/15/18 to 11/15/24   Aaa  3,623,351  3,915,329  362181LE
10%, 6/15/13 to 9/15/25   Aaa  3,454,189  3,796,026  3621492H
10 1/2%, 5/15/16 to 1/15/18   Aaa  2,238,340  2,466,229  36202BAJ
11%, 2/15/10 to 8/15/19   Aaa  3,529,743  3,969,214  36215TGM
11 1/2%, 2/15/13 to 8/15/13   Aaa  1,846  2,091  362094QY
12%, 2/15/16  Aaa  985,367   36225AN2 1,135,901  36225AN2
  108,543,818
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $271,558,540)   275,400,643
COMMERCIAL MORTGAGE SECURITIES - 2.3%
Allied Capital Commercial Mortgage Trust
sequential pay Series 1998-1
Class A, 6.31%, 5/25/03 (b)  Aaa  4,380,042  4,388,597  019041AA
Equitable Life Assurance Society of the United
States (The) sequential pay Series 174
Class A1, 7.24%, 5/15/06 (b)  Aaa  16,000,000  17,152,320  29452PAE
GS Mortgage Securities Corp. II Series 1997-GL
Class A2-B, 6.86%, 7/13/30  Aaa  3,000,000  3,138,450  36228CAL
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (b)(d)  Aaa  92,214   685837AA 92,214
685837AA
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $24,412,795)   24,771,581
FOREIGN GOVERNMENT OBLIGATIONS (C) - 0.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Canadian Government 6 1/8%, 7/15/02  Aa2 $ 3,000,000 $ 3,079,500
135087WG
Manitoba Province yankee:
7.93%, 2/15/00  A1  850,000  878,352  56346QAA
 8%, 4/15/02  A1  710,000  760,453  563469DB
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,677,873)   4,718,305
CASH EQUIVALENTS - 6.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Government Obligations) in a joint
trading account at 5.86%, dated
8/31/98 due 9/1/98   $ 72,990,872  72,979,000  65699UUS
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,036,474,231)  $ 1,060,934,772
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,297,164 or 5.2% of net assets.
(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:

MOODY'S RATINGS                           S&P RATINGS
Aaa, Aa, A    80.2%                       AAA, AA, A 76.2%
Baa           12.6%                       BBB        14.3%
Ba            0.0%                        BB          0.0%
B             0.0%                        B           0.0%
Caa           0.0%                        CCC         0.0%
Ca,C          0.0%                        CC, C       0.0%
                                          D           0.0%

For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.3%.
INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,036,483,314. Net unrealized appreciation aggregated $24,451,458, of which $26,957,890 related to appreciated investment securities and $2,506,432 related to depreciated investment securities.
At February 28, 1998, the fund had a capital loss carryforward of approximately $10,222,000 of which $4,314,000, $3,769,000 and
$2,139,000 will expire on February 28, 2003, February 29, 2004, and February 28, 2005, respectively.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                               AUGUST 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 1,060,934,772
AGREEMENTS OF $72,979,000) (COST $1,036,474,231) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       78,255

RECEIVABLE FOR INVESTMENTS SOLD                                            22,728,538

RECEIVABLE FOR FUND SHARES SOLD                                            13,560,105

INTEREST RECEIVABLE                                                        10,177,683

 TOTAL ASSETS                                                              1,107,479,353

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 39,961,036

PAYABLE FOR FUND SHARES REDEEMED                             5,359,262

DISTRIBUTIONS PAYABLE                                        221,208

ACCRUED MANAGEMENT FEE                                       70,871

OTHER PAYABLES AND ACCRUED EXPENSES                          275,950

 TOTAL LIABILITIES                                                         45,888,327

NET ASSETS                                                                $ 1,061,591,026

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 1,044,382,500

UNDISTRIBUTED NET INVESTMENT INCOME                                        448,519

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                         (7,700,534)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  24,460,541

NET ASSETS, FOR 96,920,363 SHARES OUTSTANDING                             $ 1,061,591,026

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $10.95
SHARE ($1,061,591,026 (DIVIDED BY) 96,920,363 SHARES)



STATEMENT OF OPERATIONS
                                         SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 32,663,743
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 1,498,872

TRANSFER AGENT FEES                                        870,940

ACCOUNTING FEES AND EXPENSES                               145,412

NON-INTERESTED TRUSTEES' COMPENSATION                      3,509

CUSTODIAN FEES AND EXPENSES                                33,824

REGISTRATION FEES                                          130,851

AUDIT                                                      18,404

LEGAL                                                      2,688

 TOTAL EXPENSES BEFORE REDUCTIONS                          2,704,500

 EXPENSE REDUCTIONS                                        (1,236,692)   1,467,808

NET INVESTMENT INCOME                                                    31,195,935

REALIZED AND UNREALIZED GAIN (LOSS)                                      3,357,684
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  10,244,384
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          13,602,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 44,798,003
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           SIX MONTHS ENDED   YEAR ENDED
                                                           AUGUST 31, 1998    FEBRUARY 28,
                                                           (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 31,195,935       $ 44,140,856
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   3,357,684          1,098,669

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       10,244,384         16,816,828

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            44,798,003         62,056,353
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (30,744,444)       (43,795,995)

SHARE TRANSACTIONS                                          371,819,907        449,415,394
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              28,973,508         40,059,028

 COST OF SHARES REDEEMED                                    (168,332,238)      (261,038,455)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            232,461,177        228,435,967
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   246,514,736        246,696,325

NET ASSETS

 BEGINNING OF PERIOD                                        815,076,290        568,379,965

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 1,061,591,026    $ 815,076,290
INCOME OF $448,519 AND DISTRIBUTIONS IN EXCESS OF
NET INVESTMENT INCOME OF $2,972, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       34,343,523         41,971,450

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    2,674,976          3,766,217

 REDEEMED                                                   (15,558,604)       (24,486,211)

 NET INCREASE (DECREASE)                                    21,459,895         21,251,456





FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED   YEARS ENDED           YEAR ENDED    YEARS ENDED
                              AUGUST 31, 1998    FEBRUARY 28,          FEBRUARY 29,  FEBRUARY 28,

                              (UNAUDITED)        1998       1997       1996          1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.800           $ 10.480   $ 10.710   $ 10.250      $ 10.830   $ 11.070
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .359 D             .738 D     .739 D     .755          .718       .697
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              .146               .316       (.235)     .460          (.542)     (.110)
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         .505               1.054      .504       1.215         .176       .587
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.355)             (.734)     (.734)     (.755)        (.756)     (.727)
 INCOME

 FROM NET REALIZED             -                  -          -          -             -          (.070)
 GAIN

 IN EXCESS OF NET              -                  -          -          -             -          (.030)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.355)             (.734)     (.734)     (.755)        (.756)     (.827)

NET ASSET VALUE, END          $ 10.950           $ 10.800   $ 10.480   $ 10.710      $ 10.250   $ 10.830
OF PERIOD

TOTAL RETURN B, C              4.76%              10.41%     4.93%      12.13%        1.90%      5.38%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,061,591        $ 815,076  $ 568,380  $ 475,646     $ 354,682  $ 288,504
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .32% A, E          .32% E     .32% E     .32% E        .32% E     .32% E
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .31% A, F          .31% F     .31% F     .31% F        .32%       .32%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        6.61% A            6.98%      7.05%      7.11%         7.58%      6.93%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        131% A             97%        65%        128%          73%        160%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $776,113,199 and $606,246,423, respectively, of which U.S. government and government agency obligations aggregated $641,928,096 and $503,660,547, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $1,195,089.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,531 and $39,072, respectively, under these arrangements.
6. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 13% of the total outstanding shares of the fund.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES

UBI-SANN-1098   62238
1.536707.101

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY


(FIDELITY_LOGO_GRAPHIC) (REGISTERED TRADEMARK)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com